UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2011

Date of reporting period: May 31, 2010

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES 10+ YEAR CREDIT BOND FUND

May 31, 2010

Security	Principal	Value

CORPORATE BONDS & NOTES—86.70%

AEROSPACE & DEFENSE—1.73%
Boeing Co. (The)
4.88%, 02/15/20	$70,000	$73,982
8.75%, 08/15/21	50,000	66,926
Lockheed Martin Corp.
6.15%, 09/01/36	35,000	39,887
United Technologies Corp.
6.05%, 06/01/36	75,000	82,089

		262,884
AGRICULTURE—2.07%
Altria Group Inc.
10.20%, 02/06/39	129,000	166,586
Archer-Daniels-Midland Co.
6.45%, 01/15/38	22,000	25,646
Philip Morris International Inc.
6.38%, 05/16/38	111,000	123,565

		315,797
AUTO MANUFACTURERS—0.56%
DaimlerChrysler North America Holding Corp.
8.50%, 01/18/31	68,000	85,398

		85,398
BANKS—2.55%
HSBC Holdings PLC
6.50%, 09/15/37	255,000	254,282
KfW
0.00%, 06/29/37	30,000	8,397
Wells Fargo Capital X
5.95%, 12/15/36	146,000	125,560

		388,239
BEVERAGES—1.08%
Anheuser-Busch InBev Worldwide Inc.
8.20%, 01/15/39(a)	126,000	164,734

		164,734
BIOTECHNOLOGY—0.62%
Amgen Inc.
6.40%, 02/01/39	84,000	93,901

		93,901
CHEMICALS—0.42%
Dow Chemical Co. (The)
9.40%, 05/15/39	50,000	64,640

		64,640
COMMERCIAL SERVICES—0.58%
President and Fellows of Harvard College (The)
6.30%, 10/01/37	82,000	89,112

		89,112

COMPUTERS—0.52%
International Business Machines Corp.
5.60%, 11/30/39	75,000	79,251

		79,251
COSMETICS & PERSONAL CARE—0.61%
Procter & Gamble Co. (The)
5.55%, 03/05/37	87,000	92,394

		92,394
DIVERSIFIED FINANCIAL SERVICES—9.54%
Capital One Capital V
10.25%, 08/15/39	25,000	26,750
Citigroup Inc.
6.88%, 03/05/38	288,000	288,092
General Electric Capital Corp.
5.88%, 01/14/38	120,000	113,038
6.75%, 03/15/32	228,000	235,340
General Electric Capital Corp. Series A
5.55%, 05/04/20	50,000	50,930
Goldman Sachs Group Inc. (The)
5.95%, 01/15/27	25,000	22,622
6.35%, 02/15/34	40,000	35,305
6.75%, 10/01/37	165,000	155,760
JPMorgan Chase & Co.
6.40%, 05/15/38	75,000	80,955
JPMorgan Chase Capital XXV
6.80%, 10/01/37	222,000	213,457
Merrill Lynch & Co. Inc.
7.75%, 05/14/38	195,000	202,500
Morgan Stanley
7.25%, 04/01/32	25,000	27,568

		1,452,317
ELECTRIC—12.01%
Appalachian Power Co.
7.95%, 01/15/20	66,000	82,120
Dominion Resources Inc.
6.30%, 03/15/33	225,000	241,443
Duke Energy Carolinas LLC
5.30%, 02/15/40	50,000	49,463
E.ON International Finance BV
6.65%, 04/30/38(a)	81,000	92,654
Electricite De France
6.95%, 01/26/39(a)	60,000	70,790
FirstEnergy Corp.
7.38%, 11/15/31	147,000	153,550
FirstEnergy Solutions Corp.
6.05%, 08/15/21	50,000	50,375
Florida Power & Light Co.
5.95%, 02/01/38	126,000	134,538
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	69,000	70,842
8.48%, 09/15/28	156,000	194,143
Ohio Power Co. Series M
5.38%, 10/01/21	20,000	20,984
Oncor Electric Delivery Co.
7.00%, 09/01/22	50,000	57,553
7.50%, 09/01/38	50,000	59,205
Pacific Gas & Electric Co.
6.05%, 03/01/34	159,000	166,789

Progress Energy Inc.
7.75%, 03/01/31	120,000	144,376
South Carolina Electric & Gas Co.
6.05%, 01/15/38	93,000	100,616
Southern California Edison Co. Series 08-A
5.95%, 02/01/38	129,000	138,706

		1,828,147
ENVIRONMENTAL CONTROL—0.20%
Waste Management Inc.
6.13%, 11/30/39	30,000	31,277

		31,277
FOOD—0.98%
H.J. Heinz Finance Co.
7.13%, 08/01/39(a)	25,000	29,912
Kraft Foods Inc.
6.50%, 02/09/40	50,000	53,071
6.88%, 02/01/38	60,000	65,988

		148,971
FOREST PRODUCTS & PAPER—0.60%
International Paper Co.
8.70%, 06/15/38	75,000	91,954

		91,954
GAS—0.17%
Sempra Energy
6.00%, 10/15/39	25,000	25,271

		25,271
HEALTH CARE - SERVICES—1.24%
Aetna Inc.
6.75%, 12/15/37	114,000	124,286
UnitedHealth Group Inc.
6.88%, 02/15/38	60,000	64,725

		189,011
INSURANCE—5.08%
Allstate Corp. (The)
6.90%, 05/15/38	111,000	124,928
AXA SA
8.60%, 12/15/30	80,000	87,179
Liberty Mutual Group
7.50%, 08/15/36(a)	25,000	22,946
MetLife Inc.
6.50%, 12/15/32	201,000	205,279
Pacific Life Insurance Co.
9.25%, 06/15/39(a)	25,000	31,128
Prudential Financial Inc. Series C
5.40%, 06/13/35	225,000	203,016
Travelers Companies Inc. (The)
6.25%, 06/15/37	93,000	99,055

		773,531
MACHINERY—0.54%
Caterpillar Inc.
6.05%, 08/15/36	75,000	81,550

		81,550
MEDIA—6.48%
AOL Time Warner Inc.
7.63%, 04/15/31	195,000	225,472

Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	273,000	367,760
News America Inc.
6.65%, 11/15/37	195,000	204,608
Time Warner Entertainment Co.
8.38%, 07/15/33	153,000	188,738

		986,578
MINING—2.46%
Alcoa Inc.
5.95%, 02/01/37	25,000	20,687
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	75,000	74,262
Newmont Mining Corp.
6.25%, 10/01/39	30,000	30,520
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	135,000	151,289
Vale Overseas Ltd.
8.25%, 01/17/34	87,000	98,598

		375,356
MISCELLANEOUS - MANUFACTURING—0.72%
Siemens Financieringsmat
6.13%, 08/17/26(a)	100,000	110,246

		110,246
MULTI-NATIONAL—1.23%
International Bank for Reconstruction and Development
7.63%, 01/19/23	138,000	187,131

		187,131
OIL & GAS—9.08%
Apache Corp.
6.00%, 01/15/37	81,000	86,962
ConocoPhillips Holding Co.
6.95%, 04/15/29	267,000	318,369
Devon Financing Corp. ULC
7.88%, 09/30/31	72,000	89,923
EnCana Corp.
6.50%, 02/01/38	30,000	31,379
Gaz Capital SA Series 2
8.63%, 04/28/34(a)	50,000	55,125
Nexen Inc.
6.40%, 05/15/37	84,000	84,198
Pemex Project Funding Master Trust
6.63%, 06/15/35	150,000	147,000
Petrobras International Finance Co.
5.75%, 01/20/20	35,000	34,810
6.88%, 01/20/40	40,000	40,203
Petro-Canada
6.80%, 05/15/38	120,000	128,811
Shell International Finance BV
6.38%, 12/15/38	102,000	114,119
Valero Energy Corp.
6.63%, 06/15/37	117,000	108,754
XTO Energy Inc.
6.75%, 08/01/37	120,000	143,493

		1,383,146
OIL & GAS SERVICES—0.50%
Weatherford International Ltd.
7.00%, 03/15/38	75,000	75,714

		75,714

PHARMACEUTICALS—4.75%
AstraZeneca PLC
6.45%, 09/15/37	87,000	98,583
Bristol-Myers Squibb Co.
6.13%, 05/01/38	72,000	79,799
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	87,000	97,784
Pfizer Inc.
7.20%, 03/15/39	93,000	114,901
Roche Holdings Inc.
7.00%, 03/01/39(a)	90,000	111,045
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	90,000	104,803
Wyeth
5.95%, 04/01/37	105,000	115,971

		722,886
PIPELINES—3.18%
Enterprise Products Operating LLC
6.13%, 10/15/39	85,000	79,562
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	92,000	93,454
ONEOK Partners LP
6.85%, 10/15/37	50,000	53,416
TransCanada PipeLines Ltd.
7.63%, 01/15/39	64,000	75,065
Williams Companies Inc. (The)
8.75%, 03/15/32	123,000	148,098
Williams Partners LP
6.30%, 04/15/40(a)	35,000	34,427

		484,022
RETAIL—4.29%
CVS Caremark Corp.
6.13%, 09/15/39	25,000	25,526
Home Depot Inc. (The)
5.88%, 12/16/36	135,000	131,524
McDonald’s Corp.
6.30%, 10/15/37	75,000	84,340
Target Corp.
7.00%, 01/15/38	150,000	178,822
Wal-Mart Stores Inc.
6.50%, 08/15/37	204,000	233,504

		653,716
SOFTWARE—0.14%
Oracle Corp.
6.13%, 07/08/39	20,000	21,737

		21,737
TELECOMMUNICATIONS—10.29%
AT&T Inc.
6.30%, 01/15/38	246,000	253,472
AT&T Wireless Services Inc./New Cingular Wireless Services Inc.
8.75%, 03/01/31	162,000	211,634
Cisco Systems Inc.
5.90%, 02/15/39	99,000	105,101
Deutsche Telekom International Finance BV
8.75%, 06/15/30	129,000	161,742

France Telecom SA
8.50%, 03/01/31	105,000	139,384
Telecom Italia Capital SA
7.72%, 06/04/38	114,000	115,320
Telefonica Europe BV
8.25%, 09/15/30	111,000	131,702
Verizon Communications Inc.
7.75%, 12/01/30	297,000	365,056
Vodafone Group PLC
7.88%, 02/15/30	69,000	83,188

		1,566,599
TRANSPORTATION—2.48%
Canadian National Railway Co.
6.38%, 11/15/37	108,000	123,811
Norfolk Southern Corp.
7.05%, 05/01/37	30,000	36,147
Union Pacific Corp.
6.63%, 02/01/29	92,000	101,453
United Parcel Service Inc.
6.20%, 01/15/38	102,000	115,694

		377,105

TOTAL CORPORATE BONDS & NOTES
(Cost: $13,289,950)		13,202,615

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(b)—11.14%
Brazil (Federative Republic of)
10.13%, 05/15/27	204,000	301,614
11.00%, 08/17/15	210,000	278,250
Italy (Republic of)
5.38%, 06/15/33	93,000	90,069
Peru (Republic of)
6.55%, 03/14/37	90,000	95,625
Quebec (Province of)
7.13%, 02/09/24	80,000	100,371
7.50%, 09/15/29	120,000	160,330
Russian Federation
7.50%, 03/31/30(a)	284,280	316,830
12.75%, 06/24/28(a)	50,000	83,250
United Mexican States
7.50%, 04/08/33	228,000	270,180

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $1,690,871)		1,696,519

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.53%

MONEY MARKET FUNDS—0.53%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	80,408	80,408

		80,408

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,408)		80,408

TOTAL INVESTMENTS IN SECURITIES—98.37%
(Cost: $15,061,229)	14,979,542
Other Assets, Less Liabilities—1.63%	248,007

NET ASSETS—100.00%	$15,227,549

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Investments are denominated in U.S. dollars.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2010

Security	Principal	Value

CORPORATE BONDS & NOTES—43.81%

AGRICULTURE—0.95%
Altria Group Inc.
10.20%, 02/06/39	$30,000	$38,741
Philip Morris International Inc.
6.38%, 05/16/38	9,000	10,019

		48,760
BANKS—1.05%
HSBC Holdings PLC
6.50%, 09/15/37	50,000	49,859
KfW
0.00%, 06/29/37	16,000	4,478

		54,337
BEVERAGES—1.61%
Anheuser-Busch InBev Worldwide Inc.
8.20%, 01/15/39(a)	24,000	31,378
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	38,000	51,651

		83,029
COMMERCIAL SERVICES—0.55%
President and Fellows of Harvard College (The)
6.30%, 10/01/37	26,000	28,255

		28,255
COSMETICS & PERSONAL CARE—0.08%
Procter & Gamble Co. (The)
5.55%, 03/05/37	4,000	4,248

		4,248
DIVERSIFIED FINANCIAL SERVICES—5.13%
Citigroup Inc.
6.88%, 03/05/38	46,000	46,015
General Electric Capital Corp.
5.88%, 01/14/38	5,000	4,710
6.75%, 03/15/32	78,000	80,511
Goldman Sachs Group Inc. (The)
6.35%, 02/15/34	9,000	7,944
6.75%, 10/01/37	30,000	28,320
JPMorgan Chase Capital XXV
6.80%, 10/01/37	47,000	45,191
Merrill Lynch & Co. Inc.
6.22%, 09/15/26	57,000	52,086

		264,777
ELECTRIC—4.67%
Duke Energy Carolinas LLC
6.10%, 06/01/37	29,000	31,557
FirstEnergy Corp.
7.38%, 11/15/31	32,000	33,426
Florida Power & Light Co.
5.95%, 02/01/38	25,000	26,694
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	43,000	44,148

Pacific Gas & Electric Co.
6.05%, 03/01/34	13,000	13,637
Progress Energy Inc.
7.75%, 03/01/31	29,000	34,891
Public Service Co. of Colorado
6.25%, 09/01/37	24,000	26,812
San Diego Gas & Electric Co.
6.13%, 09/15/37	27,000	29,894

		241,059
FOOD—0.47%
Kraft Foods Inc.
6.88%, 02/01/38	22,000	24,196

		24,196
HEALTH CARE - PRODUCTS—0.09%
Johnson & Johnson
5.95%, 08/15/37	4,000	4,515

		4,515
HEALTH CARE - SERVICES—0.82%
UnitedHealth Group Inc.
6.88%, 02/15/38	25,000	26,969
WellPoint Inc.
6.38%, 06/15/37	15,000	15,500

		42,469
INSURANCE—1.72%
Allstate Corp. (The)
6.90%, 05/15/38	24,000	27,011
MetLife Inc.
5.70%, 06/15/35	34,000	31,765
6.40%, 12/15/31	35,000	30,100

		88,876
MACHINERY—0.68%
Caterpillar Inc.
6.05%, 08/15/36	32,000	34,795

		34,795
MEDIA—3.58%
AOL Time Warner Inc.
7.63%, 04/15/31	41,000	47,407
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	50,000	67,355
News America Inc.
6.65%, 11/15/37	35,000	36,724
Time Warner Entertainment Co.
8.38%, 07/15/33	27,000	33,307

		184,793
MINING—0.29%
Vale Overseas Ltd.
6.88%, 11/21/36	15,000	14,920

		14,920
MISCELLANEOUS - MANUFACTURING—1.07%
Siemens Financieringsmat
6.13%, 08/17/26(a)	50,000	55,123

		55,123
MULTI-NATIONAL—1.26%
International Bank for Reconstruction and Development
7.63%, 01/19/23	48,000	65,089

		65,089

OIL & GAS—5.66%
ConocoPhillips Holding Co.
6.95%, 04/15/29	54,000	64,389
Devon Financing Corp. ULC
7.88%, 09/30/31	22,000	27,477
Nexen Inc.
5.88%, 03/10/35	75,000	71,189
Petro-Canada
6.80%, 05/15/38	25,000	26,836
Shell International Finance BV
6.38%, 12/15/38	20,000	22,376
StatoilHydro ASA
6.50%, 12/01/28(a)	26,000	29,411
Suncor Energy Inc.
6.50%, 06/15/38	21,000	21,771
XTO Energy Inc.
6.75%, 08/01/37	24,000	28,699

		292,148
OIL & GAS SERVICES—0.16%
Halliburton Co.
7.45%, 09/15/39	7,000	8,047

		8,047
PHARMACEUTICALS—2.22%
AstraZeneca PLC
6.45%, 09/15/37	14,000	15,864
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	15,000	16,859
Pfizer Inc.
7.20%, 03/15/39	18,000	22,239
Roche Holdings Inc.
7.00%, 03/01/39(a)	16,000	19,741
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	19,000	22,125
Wyeth
5.95%, 04/01/37	16,000	17,672

		114,500
PIPELINES—1.07%
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	26,000	26,411
Williams Companies Inc. (The)
8.75%, 03/15/32	24,000	28,897

		55,308
RETAIL—2.89%
Home Depot Inc. (The)
5.88%, 12/16/36	26,000	25,331
Lowe’s Companies Inc.
5.50%, 10/15/35	25,000	25,441
Target Corp.
7.00%, 01/15/38	50,000	59,607
Wal-Mart Stores Inc.
6.50%, 08/15/37	34,000	38,917

		149,296
TELECOMMUNICATIONS—6.32%
AT&T Inc.
6.30%, 01/15/38	23,000	23,699
AT&T Wireless Services Inc./New Cingular Wireless Services Inc.
8.75%, 03/01/31	64,000	83,608
British Telecom PLC
9.63%, 12/15/30	18,000	22,616
Cisco Systems Inc.
5.90%, 02/15/39	22,000	23,356
Deutsche Telekom International Finance BV
8.75%, 06/15/30	24,000	30,091

France Telecom SA
8.50%, 03/01/31	18,000	23,894
Telecom Italia Capital SA
7.72%, 06/04/38	21,000	21,243
Telefonica Europe BV
8.25%, 09/15/30	21,000	24,917
Verizon Communications Inc.
7.75%, 12/01/30	59,000	72,520

		325,944
TRANSPORTATION—1.47%
Canadian National Railway Co.
6.38%, 11/15/37	20,000	22,928
Norfolk Southern Corp.
7.05%, 05/01/37	27,000	32,532
United Parcel Service Inc.
6.20%, 01/15/38	18,000	20,417

		75,877

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,256,240)		2,260,361

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(b)—5.47%
Brazil (Federative Republic of)
8.88%, 04/15/24	39,000	52,007
11.00%, 08/17/15	26,000	34,450
Italy (Republic of)
5.38%, 06/15/33	17,000	16,464
Peru (Republic of)
8.75%, 11/21/33	16,000	20,813
Quebec (Province of)
7.50%, 09/15/29	40,000	53,443
Russian Federation
7.50%, 03/31/30(a)	50,600	56,394
United Mexican States
6.05%, 01/11/40	29,000	29,073
11.50%, 05/15/26	12,000	19,560

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $283,456)		282,204

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—2.06%

CALIFORNIA—1.03%
Bay Area Toll Authority Toll Bridge Revenue
6.26%, 04/01/40	30,000	31,917
California State, General Obligations Unlimited
7.55%, 04/01/39	20,000	21,177

		53,094
ILLINOIS—0.50%
Illinois State, General Obligations Unlimited
6.63%, 02/01/35	25,000	25,731

		25,731
NEW YORK—0.53%
New York City, General Obligations Unlimited
5.21%, 10/01/31	30,000	27,674

		27,674

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $102,725)		106,499

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—46.93%

U.S. GOVERNMENT AGENCY OBLIGATIONS—6.42%
Federal Home Loan Mortgage Corp.
0.00%, 06/17/10	56,000	14,501
6.00%, 04/16/12	50,000	51,731
6.25%, 07/15/32	41,000	49,816
6.75%, 03/15/31	14,000	17,833
Federal National Mortgage Association
5.00%, 06/18/10	50,000	50,085
5.63%, 07/15/37	37,000	41,151
6.63%, 11/15/30	16,000	20,060
7.25%, 05/15/30	11,000	14,654
Tennessee Valley Authority
7.13%, 05/01/30	55,000	71,166

		330,997
U.S. GOVERNMENT OBLIGATIONS—40.51%
U.S. Treasury Bonds
3.50%, 02/15/39	270,000	237,470
4.25%, 05/15/39	230,000	230,941
4.38%, 02/15/38	25,000	25,672
4.38%, 11/15/39	160,000	164,013
4.38%, 05/15/40	30,000	30,806
4.75%, 02/15/37	186,000	203,276
5.25%, 11/15/28	57,000	66,048
5.25%, 02/15/29	54,000	62,507
5.38%, 02/15/31	49,000	57,926
6.00%, 02/15/26	4,000	4,979
6.25%, 08/15/23	140,000	175,854
6.25%, 05/15/30	101,000	131,556
6.38%, 08/15/27	79,000	102,722
6.50%, 11/15/26	85,000	111,481
6.88%, 08/15/25	42,000	56,382
7.25%, 08/15/22	139,000	187,843
7.88%, 02/15/21	142,000	197,694
8.13%, 08/15/21	30,000	42,674

		2,089,844

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $2,355,421)		2,420,841

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.52%

MONEY MARKET FUNDS—1.52%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	78,209	78,209

		78,209

TOTAL SHORT-TERM INVESTMENTS
(Cost: $78,209)		78,209

TOTAL INVESTMENTS IN SECURITIES—99.79%
(Cost: $5,076,051)		5,148,114
Other Assets, Less Liabilities—0.21%		10,755

NET ASSETS—100.00%		$5,158,869

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Investments are denominated in U.S. dollars.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2010

Security	Principal	Value

CORPORATE BONDS & NOTES—91.10%

AEROSPACE & DEFENSE—0.66%
Boeing Co. (The)
1.88%, 11/20/12(a)	$5,700,000	$5,774,462
5.13%, 02/15/13	14,250,000	15,577,494
General Dynamics Corp.
1.80%, 07/15/11(a)	9,500,000	9,577,901
Goodrich Corp.
7.63%, 12/15/12	1,750,000	1,993,162
Raytheon Co.
5.50%, 11/15/12	3,200,000	3,512,698
United Technologies Corp.
6.10%, 05/15/12(a)	4,250,000	4,622,285

		41,058,002
AGRICULTURE—0.32%
Philip Morris International Inc.
4.88%, 05/16/13	8,000,000	8,599,486
Reynolds American Inc.
7.25%, 06/01/12	6,280,000	6,732,932
UST Inc.
6.63%, 07/15/12	4,144,000	4,469,515

		19,801,933
AIRLINES—0.05%
Southwest Airlines Co.
6.50%, 03/01/12	3,000,000	3,186,239

		3,186,239
AUTO MANUFACTURERS—0.46%
DaimlerChrysler North America Holding Corp.
5.75%, 09/08/11	10,700,000	11,191,085
7.30%, 01/15/12	14,500,000	15,638,859
PACCAR Inc.
6.38%, 02/15/12	1,800,000	1,947,633

		28,777,577
BANKS—17.79%
American Express Bank FSB
5.50%, 04/16/13	16,000,000	17,211,216
5.55%, 10/17/12	6,000,000	6,479,635
American Express Centurion Bank
5.55%, 10/17/12(a)	6,500,000	7,019,604
Bank of America Corp.
4.88%, 09/15/12	6,000,000	6,228,533
4.88%, 01/15/13	9,000,000	9,308,859
5.38%, 08/15/11	16,245,000	16,887,319
5.38%, 09/11/12(a)	6,000,000	6,306,401
6.25%, 04/15/12	10,750,000	11,353,731
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	26,358,000	28,484,847

5.13%, 11/01/11	1,500,000	1,581,669
Bank of Nova Scotia
2.25%, 01/22/13	20,000,000	20,080,321
Bank One Corp.
5.25%, 01/30/13	7,500,000	8,019,568
5.90%, 11/15/11	6,200,000	6,564,867
Barclays Bank PLC
2.50%, 01/23/13	18,300,000	18,003,169
5.45%, 09/12/12	23,750,000	25,137,903
BB&T Corp.
3.10%, 07/28/11(a)	3,500,000	3,562,588
3.85%, 07/27/12	10,100,000	10,419,526
4.75%, 10/01/12	4,250,000	4,486,563
6.50%, 08/01/11	5,450,000	5,725,686
BNP Paribas SA
2.13%, 12/21/12	12,000,000	11,893,478
Charter One Bank N.A.
6.38%, 05/15/12	2,750,000	2,843,579
Credit Suisse New York
3.45%, 07/02/12	11,750,000	12,002,954
5.00%, 05/15/13	16,000,000	16,971,754
Deutsche Bank AG London
2.38%, 01/11/13	18,500,000	18,283,569
5.38%, 10/12/12	28,730,000	30,623,580
Export-Import Bank of Korea (The)
5.50%, 10/17/12	13,100,000	13,998,425
Fifth Third Bancorp
6.25%, 05/01/13	10,000,000	10,801,284
HSBC Holdings PLC
5.25%, 12/12/12	16,500,000	17,549,267
ICICI Bank Ltd.
6.63%, 10/03/12(a)(b)	12,600,000	13,198,500
KeyBank N.A.
5.50%, 09/17/12	3,625,000	3,821,397
5.70%, 08/15/12(a)	2,250,000	2,340,000
KfW
1.88%, 01/14/13	69,000,000	69,381,317
1.88%, 03/08/13	19,450,000	19,548,715
2.00%, 01/17/12(a)	45,544,000	46,176,274
2.25%, 04/16/12	36,600,000	37,268,063
3.25%, 10/14/11	36,900,000	37,984,827
3.25%, 03/15/13	39,000,000	40,610,474
3.75%, 06/27/11	28,250,000	29,094,816
4.75%, 05/15/12(a)	27,500,000	29,327,306
Landesbank Baden-Wuerttemberg New York
6.35%, 04/01/12	3,700,000	4,002,993
Landeskreditbank Baden-Wuerttemberg - Foerderbank
4.88%, 01/13/12	8,500,000	8,982,057
Landwirtschaftliche Rentenbank
1.88%, 09/24/12	18,500,000	18,623,140
3.25%, 03/15/13	10,000,000	10,404,616
5.25%, 07/15/11(a)	14,466,000	15,147,707
Landwirtschaftliche Rentenbank Series E
5.25%, 07/02/12(a)	18,950,000	20,443,271
M&I Marshall & Ilsley Bank
5.25%, 09/04/12	2,000,000	1,980,000
6.38%, 09/01/11	2,250,000	2,283,750
M&T Bank Corp.
5.38%, 05/24/12(a)	2,300,000	2,448,353
Mellon Capital IV Series 1
6.24%, 06/20/12	2,250,000	1,912,500

National City Bank
6.20%, 12/15/11	15,250,000	16,164,999
North Fork Bancorporation Inc.
5.88%, 08/15/12	3,000,000	3,163,816
Northern Trust Corp.
5.30%, 08/29/11	1,500,000	1,569,612
Oesterreichische Kontrollbank AG
1.88%, 03/21/12	7,000,000	7,084,678
3.13%, 10/14/11	17,356,000	17,803,426
4.75%, 11/08/11	22,425,000	23,555,220
4.75%, 10/16/12	12,300,000	13,212,012
Oesterreichische Kontrollbank AG Series E
1.75%, 03/11/13	15,000,000	15,007,876
PNC Funding Corp.
5.50%, 09/28/12(c)	3,250,000	3,500,483
Regions Financial Corp.
4.88%, 04/26/13	900,000	897,133
Royal Bank of Canada
2.10%, 07/29/13	9,500,000	9,458,975
5.65%, 07/20/11	7,724,000	8,040,218
Sanwa Bank Ltd./Bank of Tokyo-Mitsubishi UFJ Ltd. New York
7.40%, 06/15/11	16,000,000	16,799,999
Silicon Valley Bank
5.70%, 06/01/12	1,500,000	1,540,259
Sumitomo Mitsui Banking Corp.
8.00%, 06/15/12	5,630,000	6,221,150
SunTrust Banks Inc.
5.25%, 11/05/12	3,800,000	3,972,746
U.S. Bancorp Series R
2.13%, 02/15/13(a)	4,000,000	4,019,103
UBS AG
2.75%, 01/08/13	3,300,000	3,296,453
UBS Preferred Funding Trust II
7.25%, 06/26/11	3,800,000	3,572,000
US Bank N.A.
6.38%, 08/01/11	12,102,000	12,798,135
USB Capital IX
6.19%, 04/15/11	12,713,000	9,916,140
Wachovia Capital Trust III/Wells Fargo & Co.
5.80%, 03/15/11	11,867,000	9,374,930
Wachovia Corp./Wells Fargo & Co.
5.30%, 10/15/11	15,238,000	15,971,080
5.50%, 05/01/13	10,000,000	10,753,091
Wells Fargo & Co.
4.38%, 01/31/13	37,600,000	39,412,317
5.13%, 09/01/12	2,250,000	2,374,030
5.25%, 10/23/12	29,300,000	31,276,740
5.30%, 08/26/11	27,100,000	28,326,712
6.38%, 08/01/11	8,750,000	9,253,320
Wells Fargo & Co. Series G
4.00%, 06/02/11(a)	2,761,000	2,846,662
Westpac Banking Corp.
2.25%, 11/19/12	19,000,000	18,983,886

		1,112,977,172
BEVERAGES—1.82%
Anheuser-Busch Companies Inc.
4.70%, 04/15/12	6,000,000	6,331,866
Anheuser-Busch InBev Worldwide Inc.
2.50%, 03/26/13(b)	11,000,000	11,016,966
3.00%, 10/15/12	14,250,000	14,616,605
Bottling Group LLC
4.63%, 11/15/12	9,250,000	9,912,880

Coca-Cola Enterprises Inc.
3.75%, 03/01/12	11,350,000	11,822,308
6.13%, 08/15/11(a)	1,512,000	1,599,223
Companhia de Bebidas das Americas
10.50%, 12/15/11	5,250,000	5,919,375
Diageo Capital PLC
5.13%, 01/30/12	4,350,000	4,605,462
5.20%, 01/30/13	13,600,000	14,733,288
Dr Pepper Snapple Group Inc.
1.70%, 12/21/11	5,200,000	5,233,085
2.35%, 12/21/12	3,150,000	3,186,330
PepsiAmericas Inc.
5.63%, 05/31/11(a)	2,750,000	2,872,045
5.75%, 07/31/12	3,000,000	3,268,020
PepsiCo Inc.
4.65%, 02/15/13	9,000,000	9,725,672
5.15%, 05/15/12	8,200,000	8,809,999

		113,653,124
BIOTECHNOLOGY—0.09%
Biogen Idec Inc.
6.00%, 03/01/13	1,250,000	1,358,822
Life Technologies Corp.
3.38%, 03/01/13	4,000,000	4,055,815

		5,414,637
BUILDING MATERIALS—0.36%
CRH America Inc.
5.63%, 09/30/11	3,000,000	3,120,401
6.95%, 03/15/12(a)	13,650,000	14,671,785
Lafarge SA
6.15%, 07/15/11	4,604,000	4,766,024

		22,558,210
CHEMICALS—0.98%
Air Products and Chemicals Inc.
4.15%, 02/01/13	3,000,000	3,163,212
Dow Chemical Co. (The)
4.85%, 08/15/12	10,750,000	11,291,893
6.00%, 10/01/12	8,450,000	9,098,919
E.I. du Pont de Nemours and Co.
4.75%, 11/15/12	3,000,000	3,223,977
5.00%, 01/15/13	10,288,000	11,184,653
Monsanto Co.
7.38%, 08/15/12	1,800,000	2,012,414
PPG Industries Inc.
5.75%, 03/15/13	5,833,000	6,349,845
Praxair Inc.
1.75%, 11/15/12(a)	4,750,000	4,768,745
6.38%, 04/01/12	2,700,000	2,953,316
Rohm and Haas Co.
5.60%, 03/15/13	6,895,000	7,324,743

		61,371,717
COMMERCIAL SERVICES—0.34%
Block Financial LLC
7.88%, 01/15/13(a)	6,000,000	6,773,761
Science Applications International Corp.
6.25%, 07/01/12	3,465,000	3,775,451
Western Union Co. (The)
5.40%, 11/17/11	9,976,000	10,553,245

		21,102,457

COMPUTERS—1.86%
Computer Sciences Corp.
5.00%, 02/15/13	3,000,000	3,175,323
5.50%, 03/15/13	7,500,000	8,051,303
Dell Inc.
3.38%, 06/15/12	2,500,000	2,597,080
4.70%, 04/15/13	10,000,000	10,781,058
Hewlett-Packard Co.
2.95%, 08/15/12(a)	1,500,000	1,545,823
4.25%, 02/24/12	6,902,000	7,244,886
4.50%, 03/01/13	26,500,000	28,527,354
5.25%, 03/01/12	12,250,000	13,054,436
6.50%, 07/01/12	3,000,000	3,313,976
IBM International Group Capital LLC
5.05%, 10/22/12	13,300,000	14,377,022
International Business Machines Corp.
2.10%, 05/06/13	10,000,000	10,101,658
4.75%, 11/29/12	12,500,000	13,463,734

		116,233,653
COSMETICS & PERSONAL CARE—0.43%
Colgate-Palmolive Co. Series E
5.98%, 04/25/12	3,000,000	3,228,140
Kimberly-Clark Corp.
5.63%, 02/15/12	2,900,000	3,098,823
Procter & Gamble Co. (The)
1.38%, 08/01/12	13,000,000	13,052,522
Procter & Gamble International Funding SCA
1.35%, 08/26/11(a)	7,750,000	7,798,916

		27,178,401
DIVERSIFIED FINANCIAL SERVICES—20.96%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	9,000,000	9,817,390
American Express Co.
5.25%, 09/12/11	3,768,000	3,944,720
American Express Credit Co. Series C
5.88%, 05/02/13	15,000,000	16,353,376
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.35%, 02/01/12	9,842,000	10,440,441
5.50%, 08/15/11	7,550,000	7,933,955
6.95%, 08/10/12	22,950,000	25,354,758
Boeing Capital Corp.
5.80%, 01/15/13	5,750,000	6,376,648
6.50%, 02/15/12(a)	11,050,000	12,068,007
BP Capital Markets PLC
1.55%, 08/11/11	9,700,000	9,655,984
3.13%, 03/10/12	13,828,000	14,028,530
Capital One Financial Corp.
4.80%, 02/21/12(a)	2,250,000	2,335,253
5.70%, 09/15/11	9,000,000	9,417,158
Caterpillar Financial Services Corp.
1.90%, 12/17/12	1,500,000	1,504,253
2.00%, 04/05/13	6,000,000	6,009,446
4.25%, 02/08/13	5,500,000	5,837,901
Caterpillar Financial Services Corp. Series F
4.85%, 12/07/12	5,000,000	5,381,851
5.13%, 10/12/11	6,000,000	6,318,773
Caterpillar Financial Services Corp. Series S
5.75%, 02/15/12	4,000,000	4,296,699
Citigroup Inc.
5.10%, 09/29/11(a)	21,099,000	21,660,807

5.25%, 02/27/12(a)	11,187,000	11,488,059
5.30%, 10/17/12	27,000,000	27,920,357
5.50%, 08/27/12	8,250,000	8,550,403
5.50%, 04/11/13	38,000,000	39,117,761
5.63%, 08/27/12	14,500,000	14,972,012
6.00%, 02/21/12	14,400,000	15,048,492
ConocoPhillips Canada Funding Co.
5.30%, 04/15/12	3,625,000	3,865,414
Countrywide Financial Corp.
5.80%, 06/07/12	18,100,000	19,004,999
Credit Suisse (USA) Inc.
5.50%, 08/16/11(a)	6,250,000	6,526,122
6.13%, 11/15/11	30,839,000	32,753,104
6.50%, 01/15/12	24,974,000	26,681,407
Diageo Investment Corp.
9.00%, 08/15/11	2,250,000	2,457,767
Eksportfinans A/S
5.00%, 02/14/12	11,366,000	12,049,556
Eksportfinans A/S Series GMTN
1.88%, 04/02/13	15,000,000	15,016,131
5.13%, 10/26/11	8,404,000	8,849,912
FIA Card Services N.A.
6.63%, 06/15/12	4,000,000	4,261,294
7.13%, 11/15/12	2,790,000	3,040,132
Franklin Resources Inc.
2.00%, 05/20/13	2,700,000	2,691,296
General Electric Capital Corp.
2.80%, 01/08/13	40,500,000	40,760,488
3.50%, 08/13/12(a)	19,000,000	19,533,233
5.00%, 11/15/11	47,819,000	50,088,170
5.00%, 04/10/12	4,400,000	4,624,211
5.25%, 10/19/12	38,000,000	40,552,049
5.88%, 02/15/12	30,756,000	32,644,498
General Electric Capital Corp. Series A
4.25%, 06/15/12(a)	4,000,000	4,163,777
4.38%, 11/21/11	8,400,000	8,727,123
5.45%, 01/15/13(a)	11,000,000	11,806,018
6.00%, 06/15/12	37,550,000	40,196,251
Genworth Global Funding Trust
5.25%, 05/15/12	750,000	761,250
5.38%, 09/15/11	2,800,000	2,842,000
Goldman Sachs Capital Trust II
5.79%, 06/01/12	19,500,000	14,820,000
Goldman Sachs Group Inc. (The)
3.63%, 08/01/12(a)	10,200,000	10,250,301
5.30%, 02/14/12(a)	9,500,000	9,805,968
5.45%, 11/01/12	20,900,000	21,744,593
5.70%, 09/01/12	34,500,000	36,175,766
6.60%, 01/15/12	22,859,000	24,082,478
Household Finance Corp.
6.38%, 11/27/12	22,200,000	23,908,966
HSBC Finance Corp.
5.70%, 06/01/11	11,300,000	11,650,914
5.90%, 06/19/12	9,500,000	9,998,009
6.38%, 10/15/11	18,926,000	19,833,669
6.75%, 05/15/11	12,200,000	12,652,753
7.00%, 05/15/12	13,650,000	14,615,910
Invesco Ltd.
5.38%, 02/27/13	5,000,000	5,144,625
Jefferies Group Inc.
7.75%, 03/15/12(a)	4,500,000	4,865,625
John Deere Capital Corp.
5.10%, 01/15/13(a)	13,250,000	14,420,841

5.25%, 10/01/12	7,000,000	7,585,182
5.40%, 10/17/11	6,076,000	6,416,237
7.00%, 03/15/12	14,628,000	16,087,517
John Deere Capital Corp. Series D
4.95%, 12/17/12	2,250,000	2,432,179
5.35%, 01/17/12	3,750,000	3,991,554
JPMorgan Chase & Co.
4.50%, 01/15/12	6,250,000	6,519,982
5.38%, 10/01/12	24,800,000	26,647,858
5.60%, 06/01/11(a)	21,650,000	22,586,253
5.75%, 01/02/13	23,000,000	25,076,112
6.63%, 03/15/12	9,600,000	10,352,128
MBNA Corp. Series F
7.50%, 03/15/12	4,550,000	4,917,378
Merrill Lynch & Co. Inc.
5.45%, 02/05/13	45,000,000	46,647,359
5.77%, 07/25/11(a)	10,389,000	10,737,113
6.05%, 08/15/12	22,125,000	23,414,836
Morgan Stanley
5.25%, 11/02/12	9,500,000	9,874,258
5.30%, 03/01/13	39,000,000	40,159,372
5.63%, 01/09/12	19,639,000	20,382,418
5.75%, 08/31/12	11,750,000	12,321,733
6.60%, 04/01/12	20,850,000	21,973,358
National Rural Utilities Cooperative Finance Corp.
2.63%, 09/16/12	3,750,000	3,837,351
7.25%, 03/01/12	12,104,000	13,271,284
ORIX Corp.
5.48%, 11/22/11	7,575,000	7,726,500
PACCAR Financial Corp.
1.95%, 12/17/12	2,250,000	2,264,760
SLM Corp.
5.13%, 08/27/12	5,500,000	5,335,000
5.40%, 10/25/11	5,050,000	4,999,500
SLM Corp. Series A
5.38%, 01/15/13	4,500,000	4,297,500
Svensk Exportkredit AB Series D
4.88%, 09/29/11(a)	8,850,000	9,275,486
TD Ameritrade Holding Corp.
2.95%, 12/01/12	2,250,000	2,293,287
Toyota Motor Credit Corp.
1.90%, 12/05/12	2,500,000	2,465,783
Wells Fargo Capital XIII Series G
7.70%, 03/26/13	10,000,000	9,750,000
Wells Fargo Financial Inc.
5.50%, 08/01/12	4,000,000	4,274,559

		1,311,613,491
ELECTRIC—4.09%
Alabama Power Co.
4.85%, 12/15/12	6,050,000	6,492,562
Allegheny Energy Supply Co. LLC
8.25%, 04/15/12(b)	5,200,000	5,709,597
Appalachian Power Co. Series O
5.65%, 08/15/12	2,750,000	2,960,140
Aquila Inc.
11.88%, 07/01/12	6,680,000	7,682,000
Arizona Public Service Co.
6.38%, 10/15/11	3,250,000	3,428,441
6.50%, 03/01/12	2,200,000	2,358,075
Carolina Power & Light Co.
6.50%, 07/15/12	5,750,000	6,299,297

CenterPoint Energy Houston Electric LLC Series J2
5.70%, 03/15/13	1,114,000	1,217,524
Cincinnati Gas & Electric Co./Duke Energy Ohio Inc.
5.70%, 09/15/12	8,000,000	8,652,120
Commonwealth Edison Co.
5.40%, 12/15/11	2,950,000	3,134,352
Commonwealth Edison Co. Series 1998
6.15%, 03/15/12	4,000,000	4,313,275
Consolidated Edison Co. of New York Inc. Series 2002-A
5.63%, 07/01/12	3,500,000	3,792,327
Consolidated Edison Co. of New York Inc. Series 2002-B
4.88%, 02/01/13	4,000,000	4,303,301
Consumers Energy Co.
5.00%, 02/15/12	1,800,000	1,898,288
Dominion Resources Inc.
5.70%, 09/17/12	3,000,000	3,245,126
Dominion Resources Inc. Series 2006-B
6.30%, 09/30/11	3,200,000	2,944,000
Dominion Resources Inc. Series B
6.25%, 06/30/12	2,000,000	2,170,821
DPL Inc.
6.88%, 09/01/11	5,000,000	5,306,576
DTE Energy Co.
7.05%, 06/01/11	4,513,000	4,735,491
Duke Capital LLC
6.25%, 02/15/13	5,000,000	5,406,464
Duke Energy Corp.
5.63%, 11/30/12	1,250,000	1,366,712
6.25%, 01/15/12	13,514,000	14,610,247
Energy East Corp.
6.75%, 06/15/12	4,000,000	4,312,151
FirstEnergy Corp.
6.45%, 11/15/11(a)	9,673,000	10,246,354
FPL Group Capital Inc.
2.55%, 11/15/13	2,100,000	2,110,901
5.63%, 09/01/11	8,312,000	8,736,361
MidAmerican Energy Co.
5.13%, 01/15/13	3,000,000	3,226,901
5.65%, 07/15/12	2,700,000	2,904,557
MidAmerican Energy Holdings Co.
3.15%, 07/15/12	1,250,000	1,284,034
5.88%, 10/01/12	5,750,000	6,271,265
Nevada Power Co. Series A
8.25%, 06/01/11(a)	2,750,000	2,914,312
Nisource Finance Corp.
6.15%, 03/01/13(a)	5,000,000	5,448,088
Northern States Power Co.
8.00%, 08/28/12	2,500,000	2,840,630
NSTAR Electric Co.
4.88%, 10/15/12(a)	5,250,000	5,676,004
Ohio Power Co. Series F
5.50%, 02/15/13	4,000,000	4,329,092
Oncor Electric Delivery Co.
6.38%, 05/01/12(a)	12,400,000	13,394,035
PacifiCorp
6.90%, 11/15/11	4,000,000	4,316,734
Pepco Holdings Inc.
6.45%, 08/15/12	7,600,000	8,208,355

PPL Energy Supply LLC
6.40%, 11/01/11	4,250,000	4,498,430
Progress Energy Inc.
6.85%, 04/15/12	2,600,000	2,831,243
PSEG Power LLC
2.50%, 04/15/13(b)	5,800,000	5,841,214
6.95%, 06/01/12	5,500,000	6,010,097
Public Service Co. of Colorado
7.88%, 10/01/12	6,015,000	6,848,247
Public Service Co. of Colorado Series 12
4.88%, 03/01/13	5,000,000	5,397,634
Public Service Electric & Gas Co.
5.13%, 09/01/12	2,500,000	2,700,554
SCANA Corp.
6.88%, 05/15/11	3,300,000	3,450,381
Southern Co.
5.30%, 01/15/12(a)	3,600,000	3,816,251
Southern Power Co. Series B
6.25%, 07/15/12	4,125,000	4,488,693
Tampa Electric Co.
6.38%, 08/15/12(a)	2,750,000	2,984,242
Virginia Electric and Power Co.
5.10%, 11/30/12	17,750,000	19,135,493

		256,248,989
ELECTRICAL COMPONENTS & EQUIPMENT—0.25%
Emerson Electric Co.
4.63%, 10/15/12(a)	2,250,000	2,408,571
5.75%, 11/01/11(a)	12,250,000	13,033,092

		15,441,663
ELECTRONICS—0.08%
Agilent Technologies Inc.
4.45%, 09/14/12(a)	4,750,000	4,966,784

		4,966,784
ENVIRONMENTAL CONTROL—0.11%
Republic Services Inc.
6.75%, 08/15/11	2,750,000	2,908,613
Waste Management Inc.
6.38%, 11/15/12	3,800,000	4,168,994

		7,077,607
FOOD—2.50%
Campbell Soup Co.
5.00%, 12/03/12	5,550,000	6,049,520
ConAgra Foods Inc.
6.75%, 09/15/11	4,849,000	5,180,030
General Mills Inc.
5.65%, 09/10/12	7,750,000	8,414,583
6.00%, 02/15/12	10,294,000	11,046,371
H.J. Heinz Finance Co.
6.00%, 03/15/12	8,940,000	9,657,935
6.63%, 07/15/11(a)	4,900,000	5,154,555
Hershey Co. (The)
5.30%, 09/01/11	1,000,000	1,050,884
Hormel Foods Corp.
6.63%, 06/01/11(a)	4,500,000	4,737,690
Kellogg Co.
4.25%, 03/06/13	10,000,000	10,659,566
5.13%, 12/03/12	4,082,000	4,425,050
Kraft Foods Inc.
2.63%, 05/08/13	11,100,000	11,282,636
5.63%, 11/01/11	15,948,000	16,858,298

6.00%, 02/11/13	6,000,000	6,602,615
6.25%, 06/01/12	15,600,000	16,914,210
Kroger Co. (The)
5.50%, 02/01/13	5,500,000	5,946,212
6.20%, 06/15/12	1,500,000	1,622,559
6.75%, 04/15/12	3,500,000	3,804,888
Safeway Inc.
5.80%, 08/15/12	15,440,000	16,809,347
Sara Lee Corp.
6.25%, 09/15/11	9,826,000	10,414,696

		156,631,645
FOREST PRODUCTS & PAPER—0.05%
Celulosa Arauco y Constitucion SA
7.75%, 09/13/11	3,076,000	3,264,405

		3,264,405
GAS—0.13%
Atmos Energy Corp.
5.13%, 01/15/13(a)	2,000,000	2,119,708
7.38%, 05/15/11	2,750,000	2,899,985
Sempra Energy
6.00%, 02/01/13(a)	2,700,000	2,928,194

		7,947,887
HAND & MACHINE TOOLS—0.04%
Black & Decker Corp. (The)
7.13%, 06/01/11	2,500,000	2,624,047

		2,624,047
HEALTH CARE - PRODUCTS—0.35%
Baxter International Inc.
1.80%, 03/15/13	5,000,000	5,028,092
Covidien International Finance SA
5.45%, 10/15/12(a)	4,550,000	4,946,586
Hospira Inc.
5.55%, 03/30/12	5,050,000	5,357,792
Johnson & Johnson
5.15%, 08/15/12	6,250,000	6,802,057

		22,134,527
HEALTH CARE - SERVICES—0.73%
Aetna Inc.
5.75%, 06/15/11	4,854,000	5,051,167
Laboratory Corp. of America Holdings
5.50%, 02/01/13(a)	1,050,000	1,133,770
UnitedHealth Group Inc.
4.88%, 02/15/13	19,722,000	21,130,655
4.88%, 04/01/13	1,820,000	1,943,004
5.50%, 11/15/12	2,850,000	3,071,076
WellPoint Health Networks Inc.
6.38%, 01/15/12	1,500,000	1,602,066
Wellpoint Inc./Anthem Inc.
6.80%, 08/01/12	10,725,000	11,706,630

		45,638,368
HOLDING COMPANIES - DIVERSIFIED—0.05%
Brookfield Asset Management Inc.
7.13%, 06/15/12	2,750,000	2,939,686

		2,939,686

HOME FURNISHINGS—0.14%
Whirlpool Corp.
5.50%, 03/01/13	3,000,000	3,188,855
Whirlpool Corp. Series A
8.00%, 05/01/12	5,000,000	5,463,516

		8,652,371
HOUSEHOLD PRODUCTS & WARES—0.21%
Clorox Co.
5.00%, 03/01/13	5,000,000	5,372,479
5.45%, 10/15/12	4,400,000	4,762,095
Fortune Brands Inc.
3.00%, 06/01/12	3,250,000	3,288,786

		13,423,360
HOUSEWARES—0.02%
Newell Rubbermaid Inc.
6.75%, 03/15/12	1,350,000	1,437,811

		1,437,811
INSURANCE—2.30%
Allstate Corp. (The)
6.13%, 02/15/12(a)	5,350,000	5,766,361
American International Group Inc.
4.95%, 03/20/12(a)	6,400,000	6,144,000
5.38%, 10/18/11	3,850,000	3,734,500
Berkshire Hathaway Finance Corp.
2.13%, 02/11/13	12,000,000	12,088,583
4.00%, 04/15/12	6,000,000	6,288,866
4.50%, 01/15/13	3,000,000	3,203,120
4.60%, 05/15/13	1,900,000	2,038,666
4.75%, 05/15/12	7,650,000	8,137,196
Berkshire Hathaway Inc.
1.40%, 02/10/12	7,000,000	7,013,347
5.13%, 09/15/12	8,500,000	9,183,471
Chubb Corp.
6.00%, 11/15/11	3,202,000	3,406,967
CNA Financial Corp.
6.00%, 08/15/11	2,950,000	3,061,515
Genworth Financial Inc.
5.65%, 06/15/12	2,750,000	2,784,556
Hartford Financial Services Group Inc.
5.25%, 10/15/11	6,018,000	6,179,213
Lincoln National Corp.
5.65%, 08/27/12	2,250,000	2,371,290
6.20%, 12/15/11	2,000,000	2,109,907
Marsh & McLennan Companies Inc.
4.85%, 02/15/13	2,500,000	2,596,601
MetLife Inc.
5.38%, 12/15/12	4,700,000	5,050,133
6.13%, 12/01/11	6,618,000	7,005,740
Nationwide Financial Services Inc.
5.90%, 07/01/12	3,100,000	3,284,326
6.25%, 11/15/11	2,575,000	2,701,353
Principal Life Income Fundings Trust
5.15%, 06/17/11	4,000,000	4,138,615
5.30%, 12/14/12	5,250,000	5,631,054
Progressive Corp. (The)
6.38%, 01/15/12	2,000,000	2,129,464
Protective Life Secured Trust
5.45%, 09/28/12	2,250,000	2,404,973
Prudential Financial Inc.
5.10%, 12/14/11	2,400,000	2,505,083
5.15%, 01/15/13	5,000,000	5,283,076

Prudential Financial Inc. Series D
2.75%, 01/14/13	4,000,000	3,990,655
3.63%, 09/17/12	4,500,000	4,608,501
5.80%, 06/15/12	2,500,000	2,663,722
Travelers Companies Inc. (The)
5.38%, 06/15/12	1,500,000	1,610,455
XL Capital Finance (Europe) PLC
6.50%, 01/15/12	4,575,000	4,823,857

		143,939,166
IRON & STEEL—0.08%
Nucor Corp.
4.88%, 10/01/12(a)	3,000,000	3,225,126
5.00%, 12/01/12	1,780,000	1,926,121

		5,151,247
LODGING—0.21%
Marriott International Inc.
4.63%, 06/15/12	2,250,000	2,326,938
Marriott International Inc. Series J
5.63%, 02/15/13(a)	10,000,000	10,585,221

		12,912,159
MANUFACTURING—1.57%
3M Co.
4.65%, 12/15/12(a)	1,800,000	1,948,442
3M Co. Series E
4.50%, 11/01/11(a)	10,000,000	10,525,154
Cooper US Inc.
5.25%, 11/15/12	3,250,000	3,486,832
Eaton Corp.
5.75%, 07/15/12	2,400,000	2,597,234
General Electric Co.
5.00%, 02/01/13	60,000,000	64,257,724
Honeywell International Inc.
5.63%, 08/01/12	2,500,000	2,731,038
6.13%, 11/01/11	5,800,000	6,237,124
Tyco Electronics Group SA
6.00%, 10/01/12	6,000,000	6,453,700

		98,237,248
MEDIA—2.78%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	20,000,000	23,090,926
Comcast Cable Holdings LLC
9.80%, 02/01/12	4,250,000	4,784,091
COX Communications Inc.
7.13%, 10/01/12	17,400,000	19,386,294
Historic TW Inc.
9.13%, 01/15/13	8,000,000	9,305,091
McGraw-Hill Companies Inc. (The)
5.38%, 11/15/12	3,900,000	4,176,479
News America Holdings Inc.
9.25%, 02/01/13	4,500,000	5,254,121
Reed Elsevier Capital Inc.
4.63%, 06/15/12(a)	3,000,000	3,154,362
6.75%, 08/01/11	6,500,000	6,886,342
Time Warner Cable Inc.
5.40%, 07/02/12	23,200,000	24,909,338
Time Warner Entertainment Co.
8.88%, 10/01/12	2,250,000	2,582,130
10.15%, 05/01/12	1,500,000	1,723,005
Time Warner Inc.
5.50%, 11/15/11	11,000,000	11,576,260

6.88%, 05/01/12	19,250,000	21,011,151
Viacom Inc.
6.63%, 05/15/11	3,570,000	3,715,621
Viacom Inc./CBS Corp.
5.63%, 08/15/12(a)	5,450,000	5,749,750
Walt Disney Co. (The)
4.70%, 12/01/12	6,750,000	7,246,104
5.70%, 07/15/11	5,540,000	5,812,402
6.38%, 03/01/12	12,850,000	13,884,456

		174,247,923
MINING—0.76%
Alcan Inc.
4.88%, 09/15/12	7,000,000	7,353,720
Alcoa Inc.
5.38%, 01/15/13	5,000,000	5,137,500
6.00%, 01/15/12(a)	3,500,000	3,613,750
6.50%, 06/01/11(a)	7,063,000	7,248,404
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	4,500,000	4,835,212
5.13%, 03/29/12(a)	6,156,000	6,533,100
8.50%, 12/01/12	1,000,000	1,156,796
Vale Inco Ltd.
7.75%, 05/15/12	2,250,000	2,461,124
Vulcan Materials Co.
5.60%, 11/30/12(a)	2,500,000	2,668,612
Xstrata Canada Corp.
7.25%, 07/15/12(a)	2,000,000	2,174,039
7.35%, 06/05/12	4,000,000	4,346,486

		47,528,743
MULTI-NATIONAL—11.12%
African Development Bank
1.00%, 11/23/11	9,250,000	9,239,401
1.63%, 02/11/13	8,500,000	8,510,418
1.75%, 10/01/12	8,000,000	8,055,292
1.88%, 01/23/12	9,676,000	9,789,551
Asian Development Bank
2.13%, 03/15/12	15,550,000	15,800,901
4.50%, 09/04/12	3,000,000	3,204,504
Corporacion Andina de Fomento
6.88%, 03/15/12	6,850,000	7,429,193
European Bank for Reconstruction and Development
1.25%, 06/10/11	15,010,000	15,058,514
European Investment Bank
1.63%, 03/15/13	67,200,000	67,108,460
1.75%, 09/14/12	41,000,000	41,293,884
2.63%, 05/16/11	38,101,000	38,738,868
2.63%, 11/15/11	43,250,000	44,235,823
2.88%, 03/15/13	15,000,000	15,450,520
3.13%, 07/15/11	29,200,000	29,906,993
3.25%, 10/14/11	42,639,000	43,898,437
4.63%, 03/21/12	38,028,000	40,340,266
5.25%, 06/15/11	28,750,000	30,044,092
European Investment Bank Series E
2.00%, 02/10/12	36,654,000	37,160,045
Inter-American Development Bank
3.25%, 11/15/11	10,226,000	10,549,493
4.38%, 09/20/12	18,000,000	19,205,012
4.75%, 10/19/12	4,050,000	4,366,804
Inter-American Development Bank Series G
1.50%, 06/23/11	17,000,000	17,112,327

1.75%, 10/22/12	24,800,000	25,020,296
3.50%, 03/15/13	23,000,000	24,163,285
International Bank for Reconstruction and Development
2.00%, 04/02/12	65,308,000	66,411,869
3.13%, 11/15/11	5,400,000	5,566,670
International Finance Corp.
4.75%, 04/25/12	8,300,000	8,855,859
5.13%, 05/02/11(a)	13,026,000	13,545,750
Korea Development Bank
5.30%, 01/17/13(a)	9,000,000	9,493,456
5.50%, 11/13/12(a)	5,000,000	5,261,660
Nordic Investment Bank
1.63%, 01/28/13	11,250,000	11,289,482
2.38%, 12/15/11	9,500,000	9,690,923

		695,798,048
OFFICE & BUSINESS EQUIPMENT—0.34%
Pitney Bowes Inc.
4.63%, 10/01/12	3,750,000	4,001,107
Xerox Corp.
5.50%, 05/15/12(a)	9,500,000	10,108,908
6.88%, 08/15/11	6,926,000	7,305,807

		21,415,822
OIL & GAS—3.44%
Apache Corp.
5.25%, 04/15/13(a)	5,000,000	5,445,055
6.25%, 04/15/12	5,150,000	5,596,305
Burlington Resources Finance Co.
6.50%, 12/01/11	3,500,000	3,770,285
Canadian Natural Resources Ltd.
5.15%, 02/01/13(a)	4,000,000	4,267,134
5.45%, 10/01/12	3,450,000	3,696,590
6.70%, 07/15/11	2,750,000	2,893,103
Chevron Corp.
3.45%, 03/03/12	14,724,000	15,275,306
Conoco Funding Co.
6.35%, 10/15/11	22,791,000	24,355,614
ConocoPhillips
4.75%, 10/15/12	6,000,000	6,432,979
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13(a)	5,000,000	5,472,413
Devon Financing Corp. ULC
6.88%, 09/30/11	17,981,000	19,265,007
EnCana Corp.
6.30%, 11/01/11(a)	3,550,000	3,757,713
Husky Energy Inc.
6.25%, 06/15/12(a)	2,000,000	2,152,905
Marathon Oil Canada Corp.
8.38%, 05/01/12	6,500,000	7,244,464
Marathon Oil Corp.
6.00%, 07/01/12	2,700,000	2,914,332
6.13%, 03/15/12	2,750,000	2,949,001
Murphy Oil Corp.
6.38%, 05/01/12	750,000	807,181
Nabors Industries Inc.
5.38%, 08/15/12	2,250,000	2,398,612
Occidental Petroleum Corp.
6.75%, 01/15/12	2,492,000	2,705,665
Ocean Energy Inc.
7.25%, 10/01/11	3,200,000	3,462,594

Seariver Maritime Inc.
0.00%, 09/01/12	500,000	472,500
Shell International Finance BV
1.30%, 09/22/11(a)	11,500,000	11,531,929
1.88%, 03/25/13	26,950,000	26,958,948
4.95%, 03/22/12	6,000,000	6,372,755
5.63%, 06/27/11(a)	10,389,000	10,904,048
Sunoco Logistics Partners LP
7.25%, 02/15/12	3,000,000	3,213,611
Transocean Inc.
5.25%, 03/15/13(a)	8,000,000	8,209,374
Valero Energy Corp.
6.88%, 04/15/12	6,800,000	7,316,526
XTO Energy Inc.
5.90%, 08/01/12	4,750,000	5,168,735
6.25%, 04/15/13	5,000,000	5,583,824
7.50%, 04/15/12	4,200,000	4,652,225

		215,246,733
OIL & GAS SERVICES—0.29%
BJ Services Co.
5.75%, 06/01/11	2,750,000	2,874,438
Weatherford International Inc.
5.95%, 06/15/12	7,100,000	7,571,391
Weatherford International Inc. Series B
6.63%, 11/15/11(a)	1,500,000	1,585,989
Weatherford International Ltd.
4.95%, 10/15/13	5,675,000	5,963,440

		17,995,258
PACKAGING & CONTAINERS—0.04%
Pactiv Corp.
5.88%, 07/15/12	2,550,000	2,618,225

		2,618,225
PHARMACEUTICALS—2.85%
Abbott Laboratories
5.15%, 11/30/12	9,000,000	9,805,595
AmerisourceBergen Corp.
5.63%, 09/15/12	5,750,000	6,168,974
AstraZeneca PLC
5.40%, 09/15/12	16,500,000	17,955,691
Eli Lilly and Co.
3.55%, 03/06/12	8,750,000	9,125,656
6.00%, 03/15/12	5,128,000	5,554,084
Express Scripts Inc.
5.25%, 06/15/12	7,155,000	7,619,417
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	13,500,000	14,691,073
McKesson Corp.
7.75%, 02/01/12(a)	2,500,000	2,730,679
Merck & Co. Inc.
1.88%, 06/30/11	12,150,000	12,305,312
4.38%, 02/15/13	10,750,000	11,524,010
Novartis Capital Corp.
1.90%, 04/24/13	21,000,000	21,116,355
Pfizer Inc.
4.45%, 03/15/12(a)	56,392,000	59,743,618

		178,340,464
PIPELINES—1.08%
CenterPoint Energy Resources Corp. Series B
7.88%, 04/01/13	5,000,000	5,716,783

Consolidated Natural Gas Co. Series C
6.25%, 11/01/11	4,849,000	5,161,008
Energy Transfer Partners
5.65%, 08/01/12(a)	5,750,000	6,118,757
Enterprise Products Operating LLC
7.63%, 02/15/12	4,250,000	4,634,764
Enterprise Products Operating LLC Series C
6.38%, 02/01/13	2,500,000	2,721,773
Enterprise Products Operating LLC Series M
5.65%, 04/01/13	10,000,000	10,716,337
Enterprise Products Operating LP
4.60%, 08/01/12	5,250,000	5,493,938
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	4,000,000	4,297,480
7.13%, 03/15/12	4,100,000	4,441,895
Nustar Pipeline Operating Partnership LP
7.75%, 02/15/12	2,415,000	2,581,839
ONEOK Partners LP
5.90%, 04/01/12	4,750,000	5,056,381
Plains All American Pipeline LP
4.25%, 09/01/12	5,450,000	5,646,879
Transcontinental Gas Pipe Line Corp. Series B
7.00%, 08/15/11	2,500,000	2,639,249
8.88%, 07/15/12	2,000,000	2,258,042

		67,485,125
REAL ESTATE INVESTMENT TRUSTS—0.73%
Boston Properties LP
6.25%, 01/15/13	10,500,000	11,356,023
ERP Operating LP
6.63%, 03/15/12	2,875,000	3,084,461
HCP Inc.
6.45%, 06/25/12	3,675,000	3,867,785
Health Care Property Investors Inc.
5.95%, 09/15/11	2,000,000	2,071,741
Healthcare Realty Trust Inc.
8.13%, 05/01/11	3,150,000	3,289,337
Hospitality Properties Trust
6.75%, 02/15/13	2,000,000	2,108,432
Nationwide Health Properties Inc.
6.25%, 02/01/13	9,750,000	10,300,921
6.50%, 07/15/11(a)	2,000,000	2,074,670
ProLogis
5.50%, 04/01/12	1,500,000	1,567,977
5.50%, 03/01/13	3,000,000	3,102,486
Regency Centers LP
6.75%, 01/15/12	2,750,000	2,860,000

		45,683,833
RETAIL—1.22%
AutoZone Inc.
5.88%, 10/15/12(a)	3,000,000	3,239,960
Costco Wholesale Corp.
5.30%, 03/15/12	7,378,000	7,940,979
CVS Caremark Corp.
5.75%, 08/15/11	6,926,000	7,280,008
6.30%, 06/01/12	9,050,000	8,145,000
Darden Restaurants Inc.
5.63%, 10/15/12	3,250,000	3,499,138
Lowe’s Companies Inc.
5.60%, 09/15/12	7,500,000	8,191,756
McDonald’s Corp.
5.75%, 03/01/12(a)	2,700,000	2,893,242
Target Corp.
5.88%, 03/01/12(a)	13,100,000	14,160,626

Wal-Mart Stores Inc.
4.25%, 04/15/13	12,330,000	13,246,191
5.00%, 04/05/12	5,200,000	5,570,651
Yum! Brands Inc.
7.70%, 07/01/12	2,250,000	2,496,421

		76,663,972
SAVINGS & LOANS—0.05%
Golden West Financial Corp.
4.75%, 10/01/12(a)	3,000,000	3,142,550

		3,142,550
SEMICONDUCTORS—0.09%
National Semiconductor Corp.
6.15%, 06/15/12	5,000,000	5,362,022

		5,362,022
SOFTWARE—0.50%
Fiserv Inc.
6.13%, 11/20/12	10,550,000	11,450,874
Intuit Inc.
5.40%, 03/15/12	3,405,000	3,589,730
Oracle Corp.
4.95%, 04/15/13	15,000,000	16,341,899

		31,382,503
TELECOMMUNICATIONS—5.68%
Alltel Corp.
7.00%, 07/01/12	9,425,000	10,456,294
AT&T Corp.
7.30%, 11/15/11	14,676,000	15,944,707
AT&T Inc.
4.95%, 01/15/13	29,000,000	31,296,005
5.88%, 08/15/12	6,500,000	7,101,811
AT&T Wireless Services Inc.
6.50%, 12/15/11	7,500,000	8,088,000
8.13%, 05/01/12	26,300,000	29,533,735
BellSouth Corp.
4.75%, 11/15/12	6,600,000	7,043,332
6.00%, 10/15/11	8,000,000	8,488,624
British Telecom PLC
5.15%, 01/15/13	8,250,000	8,663,466
CenturyTel Inc.
7.88%, 08/15/12(a)	4,100,000	4,506,092
Motorola Inc.
5.38%, 11/15/12	3,750,000	3,937,500
8.00%, 11/01/11	6,500,000	6,987,500
Qwest Corp.
7.88%, 09/01/11	6,654,000	6,953,430
8.88%, 03/15/12	20,554,000	21,992,782
Rogers Communications Inc.
7.25%, 12/15/12(b)	5,422,000	6,125,289
7.88%, 05/01/12(a)	2,250,000	2,497,951
SBC Communications Inc./AT&T Inc.
5.88%, 02/01/12	7,850,000	8,435,270
Telecom Italia Capital SA
6.20%, 07/18/11(a)	10,389,000	10,781,808
Telefonica Emisiones SAU
2.58%, 04/26/13	12,000,000	11,830,991
5.86%, 02/04/13	7,000,000	7,501,775
5.98%, 06/20/11	8,889,000	9,276,383
Telstra Corp. Ltd.
6.38%, 04/01/12(a)	2,550,000	2,728,953

TELUS Corp.
8.00%, 06/01/11	10,647,000	11,344,379
Verizon Communications Inc.
4.35%, 02/15/13	6,500,000	6,928,087
6.88%, 06/15/12(a)	3,250,000	3,586,616
7.38%, 09/01/12	12,000,000	13,515,005
Verizon Maryland Inc. Series A
6.13%, 03/01/12	4,000,000	4,240,537
Verizon New England Inc.
6.50%, 09/15/11	15,782,000	16,714,907
Verizon New Jersey Inc. Series A
5.88%, 01/17/12	8,600,000	9,069,001
Verizon New York Inc.
6.88%, 04/01/12(a)	7,500,000	8,086,119
Verizon Pennsylvania Inc.
5.65%, 11/15/11	9,200,000	9,600,092
Verizon Virginia Inc. Series A
4.63%, 03/15/13	15,000,000	15,711,453
Verizon Wireless Capital LLC
3.75%, 05/20/11	8,050,000	8,245,293
5.25%, 02/01/12	6,000,000	6,380,610
Vodafone Group PLC
5.35%, 02/27/12	5,500,000	5,834,048
5.50%, 06/15/11	5,820,000	6,056,932

		355,484,777
TOYS, GAMES & HOBBIES—0.09%
Mattel Inc.
5.63%, 03/15/13(a)	5,000,000	5,370,261

		5,370,261
TRANSPORTATION—0.95%
Burlington Northern Santa Fe Corp.
5.90%, 07/01/12	3,200,000	3,461,185
6.75%, 07/15/11	3,000,000	3,176,760
Canadian National Railway Co.
4.40%, 03/15/13	4,956,000	5,280,778
6.38%, 10/15/11	4,500,000	4,808,534
CSX Corp.
5.75%, 03/15/13	750,000	816,455
6.30%, 03/15/12	3,325,000	3,584,957
Federal Express Corp.
9.65%, 06/15/12	1,500,000	1,709,117
Union Pacific Corp.
5.45%, 01/31/13	12,575,000	13,663,025
6.13%, 01/15/12	2,000,000	2,141,455
6.50%, 04/15/12	2,745,000	2,985,753
United Parcel Service Inc.
4.50%, 01/15/13	16,500,000	17,749,109

		59,377,128
TRUCKING & LEASING—0.06%
GATX Corp.
4.75%, 10/01/12	3,625,000	3,772,166

		3,772,166

TOTAL CORPORATE BONDS & NOTES
(Cost: $5,634,728,493)		5,700,511,136

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(d)—7.03%
Banque Centrale de Tunisie
7.38%, 04/25/12	5,750,000	6,296,250
Brazil (Federative Republic of)
10.00%, 08/07/11	5,750,000	6,325,000
11.00%, 01/11/12(a)	10,250,000	11,761,875
Canada (Government of)
3.75%, 07/15/11	4,950,000	5,109,845
Canada Mortgage & Housing Corp.
5.00%, 09/01/11	6,500,000	6,822,860
Chile (Republic of)
5.50%, 01/15/13	12,000,000	12,908,040
7.13%, 01/11/12(a)	6,500,000	7,003,619
Export Development Canada
1.75%, 09/24/12	18,000,000	18,163,091
2.38%, 03/19/12(a)	15,750,000	16,105,627
2.63%, 11/15/11	16,196,000	16,576,998
4.50%, 10/25/12(a)	6,450,000	6,923,773
Financement Quebec
5.00%, 10/25/12	4,000,000	4,329,440
Hydro-Quebec
6.30%, 05/11/11	4,139,000	4,336,969
Hydro-Quebec Series IF
8.00%, 02/01/13	8,000,000	9,257,873
Italy (Republic of)
2.13%, 10/05/12	24,000,000	23,623,601
3.50%, 07/15/11(a)	23,175,000	23,458,342
5.63%, 06/15/12(a)	25,500,000	26,847,400
Japan Finance Corp.
2.00%, 06/24/11	27,650,000	27,925,864
2.13%, 11/05/12(a)	34,000,000	34,456,113
4.75%, 05/25/11(a)	4,000,000	4,145,128
Malaysia (Government of)
7.50%, 07/15/11	16,103,000	17,054,575
Manitoba (Province of)
5.00%, 02/15/12(a)	6,550,000	6,982,026
Nova Scotia (Province of)
5.75%, 02/27/12	4,250,000	4,563,696
Ontario (Province of)
1.88%, 11/19/12	28,500,000	28,697,978
2.63%, 01/20/12(a)	15,678,000	16,041,240
3.38%, 05/20/11(a)	4,250,000	4,351,169
4.38%, 02/15/13	4,000,000	4,277,777
4.95%, 06/01/12(a)	8,850,000	9,465,652
5.00%, 10/18/11(a)	19,200,000	20,248,019
5.13%, 07/17/12	3,500,000	3,770,870
Peru (Republic of)
9.13%, 02/21/12(a)	3,750,000	4,256,250
Poland (Republic of)
6.25%, 07/03/12	13,000,000	13,975,001
Saskatchewan (Province of)
8.00%, 02/01/13	2,800,000	3,257,694
South Africa (Republic of)
7.38%, 04/25/12	9,000,000	9,843,750
United Mexican States
6.38%, 01/16/13	10,000,000	10,900,000
7.50%, 01/14/12	8,750,000	9,537,500

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $438,525,927)		439,600,905

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.29%

ILLINOIS—0.29%
Illinois State, General Obligations Unlimited
2.77%, 01/01/12	9,000,000	9,084,060
3.32%, 01/01/13	9,000,000	9,113,490

		18,197,550

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $18,103,701)		18,197,550

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.88%

MONEY MARKET FUNDS—3.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(e)(f)	177,562,916	177,562,916
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(e)(f)	37,388,524	37,388,524
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(e)	27,835,233	27,835,233

		242,786,673

TOTAL SHORT-TERM INVESTMENTS
(Cost: $242,786,673)		242,786,673

TOTAL INVESTMENTS IN SECURITIES—102.30%
(Cost: $6,334,144,794)		6,401,096,264
Other Assets, Less Liabilities—(2.30)%		(143,651,413)

NET ASSETS—100.00%		$6,257,444,851

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	Investments are denominated in U.S. dollars.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

May 31, 2010

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—99.30%
U.S. Treasury Notes
0.88%, 01/31/12	$164,356,000	$164,835,920
1.00%, 07/31/11	200,432,000	201,556,417
1.00%, 08/31/11	232,500,000	233,769,461
1.00%, 09/30/11	260,560,000	261,990,485
1.00%, 10/31/11	56,124,000	56,416,969
1.00%, 12/31/11	60,132,000	60,435,665
1.13%, 01/15/12	184,396,000	185,801,099
1.13%, 12/15/12	280,604,000	280,890,208
1.38%, 02/15/12	240,516,000	243,363,705
1.38%, 03/15/12	992,128,000	1,004,896,787
1.38%, 04/15/12	270,584,000	274,012,316
1.38%, 05/15/12	252,544,000	255,637,641
1.38%, 09/15/12	213,458,000	215,727,067
1.38%, 10/15/12	177,382,000	179,115,004
1.38%, 01/15/13	220,476,000	221,856,195
1.38%, 03/15/13	257,554,000	258,926,755
1.38%, 05/15/13	149,620,000	150,193,061
1.50%, 07/15/12	230,496,000	233,911,939
1.75%, 11/15/11	282,608,000	287,285,137
1.75%, 08/15/12	340,732,000	347,481,935
1.75%, 04/15/13	695,492,000	705,813,108
1.88%, 06/15/12	252,544,000	258,216,144
2.50%, 03/31/13	45,098,000	46,809,916
3.38%, 11/30/12	75,162,000	79,570,255
3.63%, 12/31/12	120,260,000	128,311,407
3.63%, 05/15/13	149,620,000	160,150,247
4.00%, 11/15/12	110,240,000	118,428,628
4.13%, 08/31/12	19,042,000	20,442,158
4.25%, 09/30/12	85,186,000	91,856,065
4.50%, 09/30/11	197,426,000	207,960,649
4.50%, 11/30/11	150,324,000	159,062,340
4.50%, 03/31/12	25,054,000	26,815,546
4.63%, 08/31/11	202,436,000	212,731,877
4.63%, 10/31/11	160,344,000	169,493,230
4.63%, 12/31/11	160,344,000	170,490,560
4.63%, 02/29/12	25,054,000	26,774,960
4.63%, 07/31/12	108,236,000	117,173,051
4.75%, 01/31/12	150,324,000	160,591,132
4.75%, 05/31/12	55,122,000	59,489,315
4.88%, 07/31/11	75,162,000	78,991,504
5.13%, 06/30/11	209,450,000	219,991,598

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,265,504,394)		8,337,267,456

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(a)(b)	7,520,595	7,520,595

		7,520,595

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,520,595)		7,520,595

TOTAL INVESTMENTS IN SECURITIES—99.39%
(Cost: $8,273,024,989)		8,344,788,051
Other Assets, Less Liabilities—0.61%		51,390,464

NET ASSETS—100.00%		$8,396,178,515

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

May 31, 2010

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.74%
U.S. Treasury Notes
1.50%, 12/31/13	$14,100,000	$14,052,483
1.75%, 01/31/14	9,306,000	9,344,247
1.88%, 04/30/14	32,054,000	32,231,579
2.13%, 11/30/14	7,050,000	7,107,388
2.38%, 10/31/14(a)	51,136,000	52,088,152
2.38%, 02/28/15(a)	32,054,000	32,568,788
2.50%, 03/31/15(a)	33,500,000	34,211,205
2.63%, 06/30/14(a)	39,480,000	40,747,703
2.63%, 07/31/14	46,436,000	47,909,413
2.63%, 12/31/14(a)	24,252,000	24,943,666
2.63%, 04/30/16(a)	42,018,000	42,272,630
2.79%, 05/31/17	10,000,000	9,993,000
3.13%, 10/31/16	77,832,000	79,927,233
3.13%, 04/30/17(a)	94,000,000	96,282,329
3.25%, 06/30/16(a)	21,244,000	22,064,868
3.25%, 07/31/16(a)	61,194,000	63,595,866
3.25%, 12/31/16	12,972,000	13,391,645
4.00%, 02/15/15(a)	32,618,000	35,508,933
4.13%, 05/15/15	7,332,000	8,029,200
4.25%, 08/15/13	51,136,000	55,801,653
4.25%, 11/15/13	16,732,000	18,303,970
4.25%, 08/15/14(a)	105,186,000	115,622,543
4.25%, 11/15/14	50,478,000	55,485,417
4.25%, 08/15/15(a)	48,692,000	53,599,181
4.75%, 05/15/14(a)	59,972,000	66,959,339
5.13%, 05/15/16	18,612,000	21,381,467

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,029,835,050)		1,053,423,898

Security	Shares	Value

SHORT-TERM INVESTMENTS—37.19%

MONEY MARKET FUNDS—37.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	324,683,376	324,683,376
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(c)(d)	68,366,935	68,366,935
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	3,760,803	3,760,803

		396,811,114

TOTAL SHORT-TERM INVESTMENTS
(Cost: $396,811,114)		396,811,114

TOTAL INVESTMENTS IN SECURITIES—135.93%
(Cost: $1,426,646,164)	1,450,235,012
Other Assets, Less Liabilities—(35.93)%	(383,298,995)

NET ASSETS—100.00%	$1,066,936,017

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND

May 31, 2010

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—102.91%
U.S. Treasury Notes
2.13%, 05/31/15	$1,364,000	$1,365,541
3.13%, 05/15/19(a)	341,120,000	337,974,884
3.38%, 11/15/19	331,608,000	333,581,071
3.50%, 02/15/18	131,200,000	136,555,585
3.50%, 05/15/20	145,000,000	147,367,854
3.63%, 08/15/19(a)	369,656,000	379,736,508
3.63%, 02/15/20(a)	441,488,000	452,759,193
3.75%, 11/15/18	253,544,000	265,518,883
3.88%, 05/15/18(a)	246,000,000	261,554,595
4.00%, 08/15/18	167,608,000	179,291,956
4.25%, 11/15/17(a)	118,736,000	130,259,339
4.50%, 05/15/17(a)	111,848,000	124,865,989
4.75%, 08/15/17(a)	240,752,000	272,531,257
8.50%, 02/15/20	80,032,000	114,384,139

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,039,703,068)		3,137,746,794

Security	Shares	Value

SHORT-TERM INVESTMENTS—22.35%

MONEY MARKET FUNDS—22.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	528,912,803	528,912,803
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(c)(d)	111,370,491	111,370,491
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	41,011,535	41,011,535

		681,294,829

TOTAL SHORT-TERM INVESTMENTS
(Cost: $681,294,829)		681,294,829

TOTAL INVESTMENTS IN SECURITIES—125.26%
(Cost: $3,720,997,897)		3,819,041,623

SHORT POSITIONS(e)—(4.15)%
U.S. GOVERNMENT OBLIGATIONS—(4.15)%
U.S. Treasury Notes
2.50%, 05/15/17	(113,212,000)	(126,388,745)

TOTAL SHORT POSITIONS		(126,388,745)

(Proceeds: $126,608,817)		(126,388,745)
Other Assets, Less Liabilities—(21.11)%		(643,780,401)

NET ASSETS—100.00%		$3,048,872,477

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(e)	The Fund had a short position as a result of an in-kind redemption.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND

May 31, 2010

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.46%
U.S. Treasury Bonds
5.25%, 11/15/28	$2,448,000	$2,836,571
5.25%, 02/15/29(a)	5,880,000	6,806,276
5.50%, 08/15/28	24,360,000	29,006,182
6.00%, 02/15/26	6,432,000	8,005,910
6.13%, 11/15/27	1,104,000	1,401,064
6.13%, 08/15/29(a)	2,784,000	3,561,349
6.25%, 08/15/23	15,796,000	19,841,357
6.25%, 05/15/30	11,200,000	14,588,448
6.38%, 08/15/27	14,400,000	18,724,032
6.50%, 11/15/26(a)	21,216,000	27,825,634
6.63%, 02/15/27	14,400,000	19,145,520
7.25%, 08/15/22	7,200,000	9,730,009
7.50%, 11/15/24	2,040,000	2,866,914
7.63%, 02/15/25(a)	15,288,000	21,757,423
7.88%, 02/15/21	32,064,000	44,639,819
8.00%, 11/15/21	19,665,000	27,811,422
8.13%, 05/15/21	1,920,000	2,724,634
8.75%, 08/15/20	4,000,000	5,838,560

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $260,092,187)		267,111,124

Security	Shares	Value

SHORT-TERM INVESTMENTS—14.36%

MONEY MARKET FUNDS—14.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	30,385,215	30,385,215
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(c)(d)	6,398,061	6,398,061
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	2,175,409	2,175,409

		38,958,685

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,958,685)		38,958,685

TOTAL INVESTMENTS IN SECURITIES—112.82%
(Cost: $299,050,872)		306,069,809
Other Assets, Less Liabilities—(12.82)%		(34,788,406)

NET ASSETS—100.00%		$271,281,403

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 20+ YEAR TREASURY BOND FUND

May 31, 2010

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.76%
U.S. Treasury Bonds
3.50%, 02/15/39(a)	$191,796,000	$168,688,424
4.25%, 05/15/39(a)	265,837,000	266,924,265
4.38%, 02/15/38(a)	117,218,000	120,371,167
4.38%, 11/15/39	334,121,000	342,500,792
4.38%, 05/15/40	123,421,000	126,737,327
4.50%, 02/15/36	189,286,000	199,261,351
4.50%, 05/15/38	157,273,000	164,848,831
4.50%, 08/15/39	301,515,000	315,426,896
4.63%, 02/15/40	334,092,000	356,790,207
4.75%, 02/15/37	108,770,000	118,872,560
5.00%, 05/15/37(a)	110,818,000	125,801,706
5.38%, 02/15/31(a)	111,636,000	131,971,617
6.25%, 05/15/30(a)	2,185,000	2,846,050

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,469,233,804)		2,441,041,193

Security	Shares	Value

SHORT-TERM INVESTMENTS—12.29%

MONEY MARKET FUNDS—12.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	231,828,435	231,828,435
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(c)(d)	48,814,940	48,814,940
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	23,040,170	23,040,170

		303,683,545

TOTAL SHORT-TERM INVESTMENTS
(Cost: $303,683,545)		303,683,545

TOTAL INVESTMENTS IN SECURITIES—111.05%
(Cost: $2,772,917,349)		2,744,724,738
Other Assets, Less Liabilities—(11.05)%		(273,217,903)

NET ASSETS—100.00%		$2,471,506,835

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGENCY BOND FUND

May 31, 2010

Security	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS—85.52%

U.S. GOVERNMENT AGENCY OBLIGATIONS—85.52%
Federal Home Loan Bank
1.00%, 12/28/11	$7,830,000	$7,856,139
1.63%, 07/27/11	6,830,000	6,908,700
3.63%, 10/18/13	20,300,000	21,590,666
4.00%, 09/06/13(a)	17,400,000	18,714,152
5.00%, 11/17/17(a)	12,650,000	14,141,267
5.38%, 08/19/11	17,600,000	18,607,260
Federal Home Loan Mortgage Corp.
1.13%, 12/15/11(a)	6,235,000	6,265,606
1.75%, 06/15/12(a)	18,125,000	18,387,821
2.13%, 03/23/12	4,350,000	4,445,053
2.50%, 04/23/14	3,045,000	3,109,760
3.75%, 03/27/19(a)	5,700,000	5,783,258
4.38%, 07/17/15(a)	11,600,000	12,658,905
4.50%, 07/15/13(a)	17,300,000	18,877,449
4.88%, 06/13/18(a)	5,735,000	6,330,068
5.25%, 07/18/11(a)	23,200,000	24,409,676
6.25%, 07/15/32	2,392,000	2,906,319
Federal National Mortgage Association
1.25%, 04/05/12	2,700,000	2,698,494
1.30%, 05/25/12	4,000,000	3,996,700
1.40%, 04/19/12	2,700,000	2,700,309
1.75%, 05/07/13(a)	5,027,000	5,066,943
1.80%, 02/08/13	5,400,000	5,415,275
1.88%, 05/06/13	2,000,000	2,000,558
2.00%, 04/08/13	2,000,000	2,001,130
2.02%, 08/20/13	3,000,000	3,005,494
2.63%, 11/20/14	3,190,000	3,247,848
3.00%, 05/12/15	3,000,000	3,008,329
3.63%, 08/15/11	16,585,000	17,178,272
4.13%, 04/15/14	4,495,000	4,862,561
4.30%, 03/30/20	3,000,000	3,018,384
5.00%, 02/13/17(a)	5,800,000	6,491,188
5.38%, 07/15/16	5,510,000	6,295,677
6.63%, 11/15/30	6,902,000	8,653,413

		270,632,674

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $265,937,025)		270,632,674

Security	Principal	Value

CORPORATE BONDS & NOTES—12.66%

BANKS—12.66%
Bank of America Corp. Series L (FDIC Guaranteed)

3.13%, 06/15/12	38,475,000	40,069,243

		40,069,243

TOTAL CORPORATE BONDS & NOTES
(Cost: $39,843,966)		40,069,243

Security	Shares	Value

SHORT-TERM INVESTMENTS—32.54%

MONEY MARKET FUNDS—32.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	70,622,969	70,622,969
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(c)(d)	14,870,721	14,870,721
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	17,477,380	17,477,380

		102,971,070

TOTAL SHORT-TERM INVESTMENTS
(Cost: $102,971,070)		102,971,070

TOTAL INVESTMENTS IN SECURITIES—130.72%
(Cost: $408,752,061)		413,672,987
Other Assets, Less Liabilities—(30.72)%		(97,222,520)

NET ASSETS—100.00%		$316,450,467

FDIC - Federal Deposit Insurance Corp.

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2010

Security	Principal	Value

CORPORATE BONDS & NOTES—21.30%

AEROSPACE & DEFENSE—0.11%
Lockheed Martin Corp.
6.15%, 09/01/36	$2,390,000	$2,723,701
Raytheon Co.
6.40%, 12/15/18(a)	4,269,000	4,951,613
United Technologies Corp.
6.13%, 02/01/19	2,012,000	2,345,501
6.13%, 07/15/38	2,012,000	2,215,009

		12,235,824
AGRICULTURE—0.32%
Altria Group Inc.
9.70%, 11/10/18	19,924,000	24,151,022
Philip Morris International Inc.
5.65%, 05/16/18	2,016,000	2,189,822
Reynolds American Inc.
6.75%, 06/15/17	9,538,000	10,023,831

		36,364,675
AUTO MANUFACTURERS—0.22%
DaimlerChrysler North America Holding Corp.
7.30%, 01/15/12	23,832,000	25,703,813

		25,703,813
BANKS—3.04%
Bank of America Corp.
4.88%, 01/15/13	23,832,000	24,649,860
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	65,741,000	68,465,031
Bank of America N.A.
6.00%, 10/15/36	8,531,000	7,873,429
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	5,054,000	5,374,721
4.60%, 01/15/20(a)	2,990,000	3,034,959
4.95%, 11/01/12	400,000	432,276
Barclays Bank PLC
5.13%, 01/08/20	9,955,000	9,495,935
5.20%, 07/10/14	9,955,000	10,307,223
BB&T Corp.
5.20%, 12/23/15	2,991,000	3,214,406
6.85%, 04/30/19(a)	1,814,000	2,066,060
Deutsche Bank AG London
6.00%, 09/01/17	14,287,000	15,319,674
Export-Import Bank of Korea (The)
8.13%, 01/21/14	4,980,000	5,611,542
KeyCorp
6.50%, 05/14/13(a)	5,620,000	6,041,500
KfW
3.25%, 10/14/11(a)	57,176,000	58,856,923
4.88%, 06/17/19	5,480,000	5,997,724

KfW Series G
4.38%, 03/15/18	5,175,000	5,512,075
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	19,062,000	21,124,545
Oesterreichische Kontrollbank AG
1.88%, 03/21/12	4,980,000	5,040,242
PNC Funding Corp.
5.25%, 11/15/15(b)	10,045,000	10,884,483
5.40%, 06/10/14(b)	998,000	1,080,251
6.70%, 06/10/19(a)(b)	998,000	1,115,704
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	3,727,000	3,586,169
SunTrust Bank
6.00%, 09/11/17	2,278,000	2,358,307
UBS AG Stamford
5.88%, 12/20/17	10,144,000	10,563,002
UBS Preferred Funding Trust II
7.25%, 06/26/11	1,962,000	1,844,280
US Bank N.A.
4.95%, 10/30/14	8,892,000	9,603,218
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	22,772,000	23,852,303
Wells Fargo & Co.
5.00%, 11/15/14	23,832,000	24,794,311
5.63%, 12/11/17	1,240,000	1,327,734

		349,427,887
BEVERAGES—0.41%
Anheuser-Busch InBev Worldwide Inc.
4.13%, 01/15/15	1,204,000	1,238,304
5.38%, 01/15/20	3,985,000	4,157,520
Coca-Cola Co. (The)
5.35%, 11/15/17	900,000	1,011,179
Coca-Cola Enterprises Inc.
8.50%, 02/01/22(a)	9,538,000	12,964,351
Diageo Finance BV
5.30%, 10/28/15	14,287,000	15,690,520
Pepsi Bottling Group Inc.
7.00%, 03/01/29	6,671,000	8,169,343
PepsiCo Inc.
7.90%, 11/01/18	3,190,000	4,056,838

		47,288,055
BIOTECHNOLOGY—0.05%
Amgen Inc.
5.70%, 02/01/19	5,040,000	5,679,324

		5,679,324
BUILDING MATERIALS—0.09%
CRH America Inc.
6.00%, 09/30/16(a)	9,538,000	10,344,596

		10,344,596
CHEMICALS—0.19%
Dow Chemical Co. (The)
8.55%, 05/15/19	9,275,000	10,961,288
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16(a)	9,538,000	10,502,373

		21,463,661
COMPUTERS—0.33%
Dell Inc.
5.88%, 06/15/19	2,990,000	3,338,141

Hewlett-Packard Co.
2.25%, 05/27/11	600,000	608,160
4.25%, 02/24/12	4,811,000	5,050,007
6.13%, 03/01/14(a)	6,970,000	7,881,817
International Business Machines Corp.
5.70%, 09/14/17	19,062,000	21,598,510

		38,476,635
COSMETICS & PERSONAL CARE—0.09%
Procter & Gamble Co. (The)
5.55%, 03/05/37(a)	9,538,000	10,129,378

		10,129,378
DIVERSIFIED FINANCIAL SERVICES—4.30%
American Express Co.
4.88%, 07/15/13	16,367,000	17,429,373
6.80%, 09/01/16	5,507,000	5,121,510
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
6.95%, 08/10/12	8,584,000	9,483,453
7.25%, 02/01/18(a)	7,635,000	8,740,182
Boeing Capital Corp.
5.80%, 01/15/13	23,832,000	26,429,265
BP Capital Markets PLC
3.63%, 05/08/14	1,616,000	1,638,132
3.88%, 03/10/15	5,705,000	5,785,276
Capital One Financial Corp.
6.15%, 09/01/16	13,872,000	14,561,697
Caterpillar Financial Services Corp.
6.13%, 02/17/14	5,175,000	5,835,481
7.15%, 02/15/19(a)	5,705,000	6,872,090
Citigroup Inc.
6.00%, 02/21/12	40,424,000	42,244,462
8.13%, 07/15/39	15,234,000	17,410,608
Credit Suisse First Boston (USA) Inc.
7.13%, 07/15/32(a)	23,832,000	28,335,030
General Electric Capital Corp.
5.88%, 02/15/12	11,832,000	12,558,515
5.88%, 01/14/38	1,490,000	1,403,549
6.75%, 03/15/32	23,832,000	24,599,216
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	37,697,000	38,279,401
6.75%, 10/01/37	9,538,000	9,003,853
Household Finance Corp.
6.38%, 11/27/12(a)	26,937,000	29,010,622
HSBC Finance Corp.
5.50%, 01/19/16	11,832,000	12,687,454
Jefferies Group Inc.
7.75%, 03/15/12(a)	2,490,000	2,692,312
John Deere Capital Corp.
7.00%, 03/15/12	23,832,000	26,209,851
JPMorgan Chase & Co.
5.75%, 01/02/13(a)	18,847,000	20,548,238
6.30%, 04/23/19	14,870,000	16,181,071
JPMorgan Chase Capital XXV
6.80%, 10/01/37	2,000,000	1,923,040
Merrill Lynch & Co. Inc.
5.00%, 01/15/15(a)	25,730,000	25,622,625
6.88%, 04/25/18	9,538,000	9,930,962
Morgan Stanley
5.30%, 03/01/13	33,386,000	34,378,482
6.63%, 04/01/18	10,144,000	10,435,071
7.30%, 05/13/19	3,585,000	3,813,132

National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	14,287,000	15,664,807
SLM Corp.
5.38%, 05/15/14	10,487,000	9,543,170

		494,371,930
ELECTRIC—1.74%
Appalachian Power Co.
7.95%, 01/15/20(a)	5,064,000	6,300,869
Carolina Power & Light Co.
5.30%, 01/15/19	305,000	328,907
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	3,032,000	3,635,042
Constellation Energy Group Inc.
4.55%, 06/15/15(a)	14,287,000	14,839,703
Dominion Resources Inc.
5.15%, 07/15/15	26,843,000	29,097,499
DTE Energy Co.
7.05%, 06/01/11	700,000	734,510
Duke Capital LLC
6.25%, 02/15/13	22,832,000	24,688,079
Duke Energy Indiana Inc.
6.45%, 04/01/39(a)	3,280,000	3,742,703
Duke Energy Ohio Inc.
5.45%, 04/01/19	5,676,000	6,214,063
Exelon Generation Co. LLC
5.35%, 01/15/14	12,558,000	13,518,137
FirstEnergy Corp.
7.38%, 11/15/31(a)	14,556,000	15,204,539
Florida Power & Light Co.
5.95%, 02/01/38(a)	4,564,000	4,873,267
Florida Power Corp.
6.40%, 06/15/38	1,000,000	1,124,567
MidAmerican Energy Holdings Co.
6.13%, 04/01/36(a)	19,336,000	19,852,130
Oncor Electric Delivery Co.
7.00%, 09/01/22	9,538,000	10,978,795
Pacific Gas & Electric Co.
6.05%, 03/01/34	22,078,000	23,159,518
Public Service Co. of Colorado
5.13%, 06/01/19	6,550,000	6,997,166
SCANA Corp.
6.25%, 04/01/20(a)	3,280,000	3,566,990
Southern California Edison Co.
6.05%, 03/15/39	3,032,000	3,307,967
Southern Power Co.
4.88%, 07/15/15	7,845,000	8,403,135

		200,567,586
ENVIRONMENTAL CONTROL—0.06%
Waste Management Inc.
7.38%, 03/11/19	5,680,000	6,759,279

		6,759,279
FOOD—0.61%
General Mills Inc.
5.65%, 02/15/19(a)	4,480,000	4,964,430
Kellogg Co.
4.45%, 05/30/16	3,020,000	3,241,382
Kraft Foods Inc.
6.50%, 08/11/17	31,453,000	35,577,211

Kroger Co. (The)
5.50%, 02/01/13	9,538,000	10,311,813
Safeway Inc.
6.35%, 08/15/17	1,816,000	2,061,766
Unilever Capital Corp.
5.90%, 11/15/32	12,385,000	13,488,652

		69,645,254
FOREST PRODUCTS & PAPER—0.05%
International Paper Co.
7.95%, 06/15/18	4,480,000	5,230,920

		5,230,920
GAS—0.02%
Sempra Energy
6.50%, 06/01/16	2,432,000	2,738,861

		2,738,861
HEALTH CARE - PRODUCTS—0.06%
Covidien International Finance SA
6.00%, 10/15/17	1,816,000	2,051,260
Johnson & Johnson
5.95%, 08/15/37	3,920,000	4,425,009

		6,476,269
HEALTH CARE - SERVICES—0.25%
Aetna Inc.
6.63%, 06/15/36	2,016,000	2,161,069
Laboratory Corp. of America Holdings
5.50%, 02/01/13	850,000	917,814
UnitedHealth Group Inc.
4.88%, 03/15/15	14,287,000	15,242,237
WellPoint Inc.
5.25%, 01/15/16	9,538,000	10,132,016

		28,453,136
HOUSEHOLD PRODUCTS & WARES—0.01%
Clorox Co.
5.00%, 01/15/15	1,216,000	1,314,683

		1,314,683
INSURANCE—0.96%
ACE INA Holdings Inc.
5.70%, 02/15/17	2,500,000	2,716,094
Allstate Corp. (The)
5.55%, 05/09/35	9,538,000	9,019,856
American International Group Inc.
8.25%, 08/15/18	5,064,000	4,912,080
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12	5,020,000	5,261,685
Berkshire Hathaway Inc.
1.40%, 02/10/12	400,000	400,763
Chubb Corp.
6.00%, 05/11/37	3,000,000	3,114,079
Genworth Financial Inc.
5.75%, 06/15/14(a)	23,832,000	23,593,680
Hartford Financial Services Group Inc.
5.38%, 03/15/17	3,000,000	2,944,477
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	13,872,000	14,611,621
MetLife Inc.
5.00%, 06/15/15	23,832,000	25,019,218

Principal Financial Group Inc.
6.05%, 10/15/36	1,995,000	1,853,585
8.88%, 05/15/19	1,214,000	1,529,554
Progressive Corp. (The)
6.70%, 06/15/17	1,595,000	1,451,450
Prudential Financial Inc.
5.10%, 09/20/14	4,763,000	5,015,848
Prudential Financial Inc. Series D
6.00%, 12/01/17	3,032,000	3,170,347
Travelers Companies Inc. (The)
6.25%, 03/15/17	6,671,000	6,204,030

		110,818,367
MANUFACTURING—0.53%
General Electric Co.
5.25%, 12/06/17	47,657,000	50,675,903
Honeywell International Inc.
5.00%, 02/15/19	6,075,000	6,631,425
Tyco International Ltd.
6.88%, 01/15/21	2,990,000	3,513,366

		60,820,694
MEDIA—0.88%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13(a)	23,832,000	27,515,147
Comcast Corp.
6.45%, 03/15/37	9,538,000	9,632,773
News America Inc.
6.20%, 12/15/34	14,287,000	14,248,600
Time Warner Cable Inc.
6.55%, 05/01/37(a)	9,538,000	9,632,503
Time Warner Inc.
7.70%, 05/01/32	14,287,000	16,235,520
Viacom Inc.
6.25%, 04/30/16	12,385,000	13,735,289
7.88%, 07/30/30	9,538,000	10,299,882

		101,299,714
MINING—0.46%
Alcan Inc.
4.88%, 09/15/12	1,255,000	1,318,417
Alcoa Inc.
6.00%, 01/15/12(a)	14,287,000	14,751,328
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	9,538,000	10,248,500
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	4,981,000	5,416,838
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19	9,155,000	11,607,004
Vale Overseas Ltd.
6.88%, 11/21/36	9,538,000	9,487,258

		52,829,345
MULTI-NATIONAL—1.09%
African Development Bank
3.00%, 05/27/14	4,980,000	5,129,541
Asian Development Bank
2.63%, 02/09/15	4,980,000	5,046,293
2.75%, 05/21/14(a)	8,313,000	8,526,573
European Investment Bank
3.25%, 10/14/11	9,955,000	10,249,043
4.63%, 05/15/14	47,657,000	51,903,591
Inter-American Development Bank
4.38%, 09/20/12	19,594,000	20,905,722

International Bank for Reconstruction and Development
2.00%, 04/02/12	10,124,000	10,295,121
5.00%, 04/01/16	4,980,000	5,603,434
International Finance Corp. Series G
3.00%, 04/22/14	3,026,000	3,132,759
Nordic Investment Bank
2.63%, 10/06/14	4,980,000	5,066,157

		125,858,234
OFFICE & BUSINESS EQUIPMENT—0.05%
Xerox Corp.
6.35%, 05/15/18	4,980,000	5,431,709

		5,431,709
OIL & GAS—1.09%
Anadarko Petroleum Corp.
5.95%, 09/15/16	22,832,000	24,320,624
Apache Corp.
5.25%, 04/15/13(a)	6,671,000	7,264,792
Canadian Natural Resources Ltd.
5.70%, 05/15/17	9,538,000	10,305,859
Chevron Corp.
3.95%, 03/03/14(a)	5,475,000	5,808,028
ConocoPhillips
5.90%, 10/15/32	23,832,000	24,981,703
EnCana Corp.
5.90%, 12/01/17	5,040,000	5,459,623
Pemex Project Funding Master Trust
5.75%, 03/01/18	4,980,000	5,061,772
Petrobras International Finance Co.
5.75%, 01/20/20	7,470,000	7,429,513
7.88%, 03/15/19	2,528,000	2,796,600
Petroleos Mexicanos
8.00%, 05/03/19	4,980,000	5,718,434
Shell International Finance BV
6.38%, 12/15/38	6,401,000	7,161,525
Suncor Energy Inc.
6.10%, 06/01/18	1,216,000	1,330,468
6.50%, 06/15/38	4,480,000	4,644,560
6.85%, 06/01/39	1,216,000	1,314,653
Valero Energy Corp.
9.38%, 03/15/19	4,040,000	4,835,921
XTO Energy Inc.
6.75%, 08/01/37	6,098,000	7,291,828

		125,725,903
PHARMACEUTICALS—0.91%
Abbott Laboratories
5.13%, 04/01/19	4,999,000	5,372,939
5.88%, 05/15/16	9,538,000	10,910,779
AmerisourceBergen Corp.
5.88%, 09/15/15	14,287,000	16,168,517
AstraZeneca PLC
6.45%, 09/15/37	9,538,000	10,807,854
Bristol-Myers Squibb Co.
5.88%, 11/15/36	9,538,000	10,212,170
Eli Lilly and Co.
5.55%, 03/15/37	9,538,000	9,846,784
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	1,240,000	1,349,402
5.65%, 05/15/18	4,969,000	5,527,878

Medco Health Solutions Inc.
7.13%, 03/15/18	1,216,000	1,410,147
Merck & Co. Inc.
5.00%, 06/30/19	3,298,000	3,545,390
Pfizer Inc.
6.20%, 03/15/19	15,040,000	17,342,826
Schering-Plough Corp./Merck & Co. Inc.
6.55%, 09/15/37	1,240,000	1,467,964
Wyeth
5.50%, 02/01/14	9,538,000	10,622,444

		104,585,094
PIPELINES—0.45%
Energy Transfer Partners LP
9.70%, 03/15/19	4,000,000	4,886,788
Enterprise Products Operating LP
5.60%, 10/15/14	19,336,000	20,845,274
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	19,552,000	19,861,113
TransCanada PipeLines Ltd.
7.13%, 01/15/19(a)	3,948,000	4,621,240
7.63%, 01/15/39	1,514,000	1,775,766

		51,990,181
REAL ESTATE INVESTMENT TRUSTS—0.20%
Boston Properties LP
6.25%, 01/15/13	11,832,000	12,796,616
Simon Property Group LP
5.10%, 06/15/15	9,538,000	10,011,887
5.65%, 02/01/20	350,000	360,316

		23,168,819
RETAIL—0.81%
CVS Caremark Corp.
6.13%, 09/15/39	5,230,000	5,340,071
6.30%, 06/01/12	808,000	727,200
Home Depot Inc. (The)
5.40%, 03/01/16	23,832,000	25,974,804
McDonald’s Corp.
5.35%, 03/01/18	3,032,000	3,354,183
Target Corp.
7.00%, 01/15/38	19,062,000	22,724,690
Wal-Mart Stores Inc.
4.55%, 05/01/13(a)	11,832,000	12,772,518
6.50%, 08/15/37	19,552,000	22,379,753

		93,273,219
SOFTWARE—0.17%
Microsoft Corp.
4.20%, 06/01/19	2,990,000	3,125,472
Oracle Corp.
5.25%, 01/15/16	14,287,000	15,898,339

		19,023,811
TELECOMMUNICATIONS—1.52%
Alltel Corp.
7.00%, 07/01/12	500,000	554,711
BellSouth Corp.
6.00%, 11/15/34(a)	23,832,000	23,467,176
British Telecom PLC
9.63%, 12/15/30	2,520,000	3,166,277
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	12,068,000	13,349,027

Cisco Systems Inc.
5.90%, 02/15/39	6,180,000	6,560,868
Deutsche Telekom International Finance BV
8.75%, 06/15/30	9,538,000	11,958,845
Embarq Corp.
7.08%, 06/01/16	14,287,000	15,352,698
France Telecom SA
4.38%, 07/08/14	1,616,000	1,717,120
5.38%, 07/08/19	1,616,000	1,726,060
Qwest Corp.
8.88%, 03/15/12	9,538,000	10,205,661
SBC Communications Inc./AT&T Inc.
5.88%, 02/01/12	23,832,000	25,608,836
Telecom Italia Capital SA
5.25%, 11/15/13	350,000	360,083
7.72%, 06/04/38	6,098,000	6,168,615
Telefonica Emisiones SAU
4.95%, 01/15/15	5,705,000	5,882,308
5.98%, 06/20/11	2,528,000	2,638,170
7.05%, 06/20/36	1,514,000	1,602,821
Verizon Communications Inc.
7.75%, 12/01/30(a)	23,832,000	29,293,014
Vodafone Group PLC
5.63%, 02/27/17	14,287,000	15,378,955

		174,991,245
TRANSPORTATION—0.23%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	4,763,000	5,075,565
CSX Corp.
6.00%, 10/01/36	14,287,000	14,725,394
Norfolk Southern Corp.
7.90%, 05/15/97(a)	4,048,000	4,976,201
United Parcel Service Inc.
6.20%, 01/15/38	1,816,000	2,059,812

		26,836,972

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,324,843,487)		2,449,325,073

Security	Principal	Value

COLLATERALIZED MORTGAGE OBLIGATIONS—3.12%

MORTGAGE-BACKED SECURITIES—3.12%
Banc of America Commercial Mortgage Inc. Series 2006-6 Class A3
5.37%, 10/10/45	14,250,000	14,422,010
Banc of America Commercial Mortgage Inc. Series 2006-6 Class AM
5.39%, 12/10/16	10,000,000	8,400,000
Banc of America Commercial Mortgage Inc. Series 2007-2 Class A4
5.69%, 04/10/49	19,950,000	18,815,409
Bear Stearns Commercial Mortgage Securities Series 2005-PW10 Class A4
5.41%, 12/11/40	17,000,000	17,608,107
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class AAB
4.80%, 09/11/42	10,653,000	11,079,864

Bear Stearns Commercial Mortgage Securities Series 2006-PW13 Class A4
5.54%, 09/11/41	12,000,000	12,155,896
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD Class A4
5.32%, 12/11/49	18,000,000	17,160,387
Credit Suisse Mortgage Capital Certificates Series 2006-C4 Class A3
5.47%, 09/15/39	15,000,000	14,286,163
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A3
4.58%, 06/10/48	10,500,000	10,688,962
Greenwich Capital Commercial Funding Corp. Series 2007-GG11 Class A2
5.60%, 12/10/49	12,000,000	12,331,295
GS Mortgage Securities Corp. II Series 2006-GG6 Class AAB
5.59%, 04/10/38	8,000,000	8,381,187
GS Mortgage Securities Corp. II Series 2007-GG10 Class A4
5.80%, 08/10/45	57,000,000	53,312,977
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB4 Class A3
6.16%, 05/12/34	17,000,000	17,880,851
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4 Class AM
5.00%, 10/15/42	10,000,000	8,900,000
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB20 Class A4
5.79%, 02/12/51	20,000,000	19,904,402
LB-UBS Commercial Mortgage Trust Series 2004-C1 Class A4
4.57%, 01/15/31	18,000,000	18,298,991
LB-UBS Commercial Mortgage Trust Series 2004-C4 Class A4
5.26%, 06/15/29	17,000,000	17,419,823
LB-UBS Commercial Mortgage Trust Series 2007-C6 Class A2
5.85%, 07/15/40	13,918,901	14,348,574
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class AJ
5.49%, 07/12/46	4,000,000	2,880,000
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class AM
5.20%, 12/12/49	11,408,019	9,240,495
Morgan Stanley Capital I Series 2005-HQ6 Class A4A
4.99%, 08/13/42	18,597,000	19,129,408
Morgan Stanley Capital I Series 2007-IQ16 Class A4
5.81%, 12/12/49	13,415,000	13,241,080
Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class A5
5.22%, 01/15/41	15,000,000	15,733,559
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AJ
5.52%, 01/15/45	5,000,000	3,550,000

		359,169,440
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost: $345,070,187)		359,169,440

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(c)—1.25%
Brazil (Federative Republic of)
7.13%, 01/20/37(a)	14,287,000	16,353,615
8.00%, 01/15/18	12,699,555	14,515,592
Canada (Government of)
2.38%, 09/10/14	1,000,000	1,013,181
Italy (Republic of)
5.25%, 09/20/16(a)	23,832,000	25,017,213
Japan Finance Corp.
2.13%, 11/05/12(a)	9,955,000	10,088,547
Ontario (Province of)
2.63%, 01/20/12(a)	10,144,000	10,379,024
2.95%, 02/05/15	1,240,000	1,255,717
4.10%, 06/16/14	5,054,000	5,370,446
Peru (Republic of)
7.13%, 03/30/19	7,575,000	8,843,812
Quebec (Province of)
7.50%, 09/15/29(a)	8,897,000	11,887,149
United Mexican States
5.63%, 01/15/17	11,832,000	12,682,248
6.38%, 01/16/13	14,287,000	15,572,830
6.75%, 09/27/34	9,538,000	10,497,046

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $138,696,308)		143,476,420

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.38%

CALIFORNIA—0.11%
California State, General Obligations Unlimited
5.95%, 04/01/16	11,927,000	12,647,749

		12,647,749
ILLINOIS—0.24%
Illinois State, General Obligations Unlimited
5.10%, 06/01/33	32,253,000	27,800,796

		27,800,796
NEW JERSEY—0.03%
New Jersey State Turnpike Authority Revenue, Series F
7.41%, 01/01/37	3,044,000	3,684,305

		3,684,305

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $46,533,629)		44,132,850

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—71.58%

MORTGAGE-BACKED SECURITIES—34.36%
Federal Home Loan Mortgage Corp.
4.00%, 06/01/25(d)	51,005,000	52,296,064
4.50%, 06/01/25(d)	135,635,000	141,865,733
4.50%, 06/01/40(d)	222,445,000	226,893,900
5.00%, 06/01/25(d)	53,175,000	56,498,437
5.00%, 06/01/40(d)	266,585,000	279,081,172
5.50%, 06/01/40(d)	241,536,000	257,235,840
6.00%, 06/01/40(d)	139,975,000	150,866,805
Federal National Mortgage Association
4.00%, 06/01/25(d)	245,375,000	245,959,580
4.50%, 06/01/25(d)	144,930,000	151,610,367
4.50%, 06/01/40(d)	304,947,000	311,188,884
5.00%, 06/01/25(d)	97,660,000	103,702,712
5.00%, 06/01/40(d)	338,545,000	354,361,399
5.50%, 06/01/25(d)	115,020,000	123,502,725
5.50%, 06/01/40(d)	380,865,000	406,275,837
6.00%, 06/01/40(d)	233,920,000	251,939,150
6.50%, 06/01/40(d)	186,903,000	203,315,420
Government National Mortgage Association
4.50%, 06/01/40(d)	166,020,000	170,403,966
5.00%, 06/01/40(d)	196,405,000	206,992,457
5.50%, 06/01/40(d)	142,145,000	152,428,302
6.00%, 06/01/40(d)	97,277,000	105,226,355

		3,951,645,105
U.S. GOVERNMENT AGENCY OBLIGATIONS—7.12%
Federal Home Loan Bank
1.13%, 05/18/12	58,735,000	58,867,794
5.00%, 11/17/17(a)	5,235,000	5,852,137
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12(a)	86,810,000	88,706,920
4.50%, 01/15/13	222,445,000	240,655,816
4.88%, 11/18/11	92,235,000	97,679,844
6.25%, 07/15/32	24,965,000	30,332,882
Federal National Mortgage Association
2.63%, 11/20/14(a)	82,625,000	84,123,338
5.00%, 04/15/15(a)	70,535,000	79,023,535
5.00%, 05/11/17	102,000,000	114,152,331
5.49%, 02/01/36	19,096,535	20,071,225

		819,465,822
U.S. GOVERNMENT OBLIGATIONS—30.10%
U.S. Treasury Bonds
4.38%, 11/15/39	21,710,000	22,254,489
4.38%, 05/15/40	13,000,000	13,349,311
4.63%, 02/15/40	192,920,000	206,026,983
6.25%, 05/15/30(a)	34,730,000	45,237,214
7.50%, 11/15/16	246,315,000	317,970,504
7.63%, 02/15/25(a)	122,615,000	174,501,991
8.13%, 08/15/19	173,620,000	241,370,001
U.S. Treasury Notes
1.00%, 03/31/12	19,820,000	19,917,911
1.38%, 04/15/12(a)	315,760,000	319,760,698
1.38%, 02/15/13	50,010,000	50,282,553
1.38%, 05/15/13	82,000,000	82,314,069
1.75%, 11/15/11	135,635,000	137,879,747
1.75%, 08/15/12	179,045,000	182,591,899
1.75%, 04/15/13	9,910,000	10,057,065
2.38%, 09/30/14(a)	141,060,000	143,845,932
2.38%, 02/28/15(a)	27,000,000	27,433,621
2.50%, 03/31/15(a)	99,325,000	101,433,671
2.63%, 12/31/14	54,260,000	55,807,494
3.13%, 01/31/17(a)	54,260,000	55,570,922
3.38%, 07/31/13(a)	217,020,000	230,664,054
3.63%, 02/15/20	297,285,000	304,874,689

4.75%, 05/15/14(a)	403,650,000	450,679,266
5.00%, 08/15/11(a)	254,995,000	268,904,982

		3,462,729,066

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $8,037,339,889)		8,233,839,993

Security	Shares	Value

SHORT-TERM INVESTMENTS—50.46%

MONEY MARKET FUNDS—50.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(e)(f)	1,328,275,259	1,328,275,259
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(e)(f)	2,083,195,361	2,083,195,361
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(e)	2,393,137,958	2,393,137,958

		5,804,608,578

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,804,608,578)		5,804,608,578

TOTAL INVESTMENTS IN SECURITIES—148.09%
(Cost: $16,697,092,078)		17,034,552,354
Other Assets, Less Liabilities—(48.09)%		(5,531,966,028)

NET ASSETS—100.00%		$11,502,586,326

FDIC - Federal Deposit Insurance Corp.

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	Investments are denominated in U.S. dollars.
(d)	To-be-announced (TBA). See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2010

Security	Principal	Value

CORPORATE BONDS & NOTES—88.36%

AEROSPACE & DEFENSE—1.16%
Boeing Co. (The)
3.50%, 02/15/15	$300,000	$312,540
4.88%, 02/15/20	250,000	264,222
5.88%, 02/15/40	250,000	268,568
6.88%, 03/15/39	150,000	182,848
General Dynamics Corp.
4.25%, 05/15/13(a)	840,000	900,415
Goodrich Corp.
6.80%, 07/01/36	250,000	282,607
L-3 Communications Corp.
5.20%, 10/15/19	300,000	309,733
Lockheed Martin Corp.
6.15%, 09/01/36	618,000	704,288
Northrop Grumman Corp.
5.05%, 08/01/19	500,000	531,797
Raytheon Co.
5.50%, 11/15/12	250,000	274,430
6.40%, 12/15/18	150,000	173,985
Rockwell Collins Inc.
5.25%, 07/15/19	100,000	107,445
United Technologies Corp.
4.50%, 04/15/20	750,000	776,770
4.88%, 05/01/15	600,000	659,666
6.05%, 06/01/36	285,000	311,938
6.13%, 02/01/19	800,000	932,605

		6,993,857
AGRICULTURE—1.10%
Altria Group Inc.
9.25%, 08/06/19	750,000	890,459
9.70%, 11/10/18	1,600,000	1,939,452
10.20%, 02/06/39	150,000	193,705
Archer-Daniels-Midland Co.
5.38%, 09/15/35	171,000	173,449
5.45%, 03/15/18(a)	580,000	645,784
Bunge Limited Finance Corp.
8.50%, 06/15/19	100,000	116,061
Lorillard Tobacco Co.
6.88%, 05/01/20	500,000	495,282
Philip Morris International Inc.
5.65%, 05/16/18	800,000	868,977
6.38%, 05/16/38	500,000	556,598
Reynolds American Inc.
6.75%, 06/15/17	580,000	609,543
7.25%, 06/15/37	114,000	113,044

		6,602,354

AIRLINES—0.19%
Continental Airlines Inc. Class A Series 2007-1
5.98%, 04/19/22(a)	245,573	240,661
Delta Air Lines Inc. Series 2009-1 Class A
7.75%, 12/17/19	250,000	257,500
Southwest Airlines Co.
5.25%, 10/01/14(a)	600,000	625,870

		1,124,031
AUTO MANUFACTURERS—0.32%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	1,046,000	1,163,759
8.50%, 01/18/31	600,000	753,512

		1,917,271
BANKS—11.30%
Abbey National Capital Trust I
8.96%, 06/30/30	250,000	247,500
American Express Bank FSB
5.50%, 04/16/13	500,000	537,850
Bank of America Corp.
4.88%, 01/15/13	570,000	589,561
5.25%, 12/01/15	700,000	708,290
5.38%, 08/15/11	1,000,000	1,039,539
5.42%, 03/15/17	700,000	684,951
5.65%, 05/01/18	800,000	802,183
5.75%, 12/01/17	250,000	253,707
6.50%, 08/01/16	1,750,000	1,853,326
7.38%, 05/15/14	1,050,000	1,158,199
Bank of America N.A.
6.00%, 10/15/36	1,126,000	1,039,208
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	1,530,000	1,653,457
Bank of Nova Scotia
3.40%, 01/22/15	450,000	454,790
Barclays Bank PLC
5.00%, 09/22/16	350,000	346,045
5.13%, 01/08/20	350,000	333,860
5.20%, 07/10/14	450,000	465,922
5.45%, 09/12/12	500,000	529,219
6.75%, 05/22/19	750,000	801,672
BB&T Capital Trust II
6.75%, 06/07/36	228,000	216,600
BB&T Corp.
6.85%, 04/30/19	900,000	1,025,057
BNP Paribas
3.25%, 03/11/15	1,250,000	1,220,116
Charter One Bank N.A.
6.38%, 05/15/12	250,000	258,507
Comerica Capital Trust II
6.58%, 02/20/37	375,000	311,250
Credit Suisse
5.40%, 01/14/20	300,000	293,255
Credit Suisse New York
5.00%, 05/15/13	1,877,000	1,990,999
5.30%, 08/13/19	750,000	766,040
5.50%, 05/01/14	900,000	963,582
Deutsche Bank AG London
4.88%, 05/20/13	1,516,000	1,598,707
5.38%, 10/12/12	570,000	607,568
6.00%, 09/01/17	700,000	750,596
Discover Bank
7.00%, 04/15/20	300,000	297,736

Export-Import Bank of Korea (The)
8.13%, 01/21/14	800,000	901,452
Fifth Third Bancorp
8.25%, 03/01/38	350,000	383,847
HSBC Bank (USA) N.A.
4.63%, 04/01/14	1,305,000	1,371,483
HSBC Holdings PLC
6.50%, 05/02/36	800,000	818,062
6.50%, 09/15/37	399,000	397,876
JPMorgan Chase Bank N.A. Series BKNT
6.00%, 10/01/17	700,000	744,422
KeyCorp
6.50%, 05/14/13	700,000	752,500
KfW
1.88%, 01/14/13	1,500,000	1,508,290
2.00%, 01/17/12	2,750,000	2,788,177
3.25%, 10/14/11	900,000	926,459
3.25%, 03/15/13	1,661,000	1,729,590
3.50%, 03/10/14	1,200,000	1,257,861
4.00%, 01/27/20	500,000	510,184
4.50%, 07/16/18	1,050,000	1,123,076
4.88%, 01/17/17	500,000	550,766
4.88%, 06/17/19	1,800,000	1,970,055
5.13%, 03/14/16(a)	1,710,000	1,906,966
Landwirtschaftliche Rentenbank
3.25%, 03/15/13(a)	1,150,000	1,196,531
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	570,000	631,675
National City Corp.
4.90%, 01/15/15	228,000	241,965
6.88%, 05/15/19	800,000	897,624
Northern Trust Corp.
5.50%, 08/15/13	600,000	664,230
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	150,000	162,720
5.00%, 04/25/17	1,050,000	1,157,900
PNC Funding Corp.
3.63%, 02/08/15(b)	500,000	505,877
4.25%, 09/21/15(b)	200,000	208,664
Regions Bank
7.50%, 05/15/18	950,000	960,922
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	390,000	375,263
6.40%, 10/21/19	600,000	591,401
Sovereign Bank
8.75%, 05/30/18	250,000	283,718
State Street Corp.
4.30%, 05/30/14(a)	200,000	211,651
SunTrust Bank
5.00%, 09/01/15	500,000	512,690
SunTrust Capital VIII
6.10%, 12/15/36	250,000	190,000
Swedish Export Credit Corp.
3.25%, 09/16/14	500,000	513,163
U.S. Bancorp
2.88%, 11/20/14	400,000	399,564
UBS AG Stamford
5.75%, 04/25/18	250,000	258,703
5.88%, 12/20/17	800,000	833,044
UBS AG Stamford Series 10
5.88%, 07/15/16	600,000	645,312
UBS Preferred Funding Trust V Series 1
6.24%, 05/15/16(a)	250,000	215,000

Union Bank of California N.A.
5.95%, 05/11/16	600,000	639,895
US Bank N.A.
4.80%, 04/15/15(a)	640,000	688,797
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	570,000	590,985
5.60%, 03/15/16	500,000	540,915
6.60%, 01/15/38	500,000	524,791
Wachovia Corp./Wells Fargo & Co.
5.30%, 10/15/11	355,000	372,079
5.50%, 05/01/13	1,150,000	1,236,605
5.63%, 10/15/16	1,100,000	1,161,228
5.75%, 02/01/18	250,000	265,791
Wells Fargo & Co.
4.38%, 01/31/13	1,188,000	1,245,262
5.13%, 09/15/16	1,075,000	1,105,089
5.63%, 12/11/17	1,550,000	1,659,668
Wells Fargo Bank N.A.
4.75%, 02/09/15	750,000	780,265
Wells Fargo Capital XV
9.75%, 09/26/13(a)	1,250,000	1,331,250
Westpac Banking Corp.
2.25%, 11/19/12	300,000	299,746
4.20%, 02/27/15	250,000	256,458
4.88%, 11/19/19	300,000	297,060

		68,093,859
BEVERAGES—1.89%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	1,080,000	1,148,548
6.45%, 09/01/37(a)	228,000	247,444
Anheuser-Busch InBev Worldwide Inc.
4.13%, 01/15/15	450,000	462,821
6.38%, 01/15/40	750,000	825,171
Bottling Group LLC
6.95%, 03/15/14	500,000	584,848
Coca-Cola Co. (The)
3.63%, 03/15/14	1,200,000	1,267,588
Coca-Cola Enterprises Inc.
6.70%, 10/15/36	600,000	741,218
7.38%, 03/03/14	850,000	1,007,648
8.50%, 02/01/22	171,000	232,429
Diageo Capital PLC
5.75%, 10/23/17	1,126,000	1,250,555
5.88%, 09/30/36	228,000	244,068
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18	600,000	704,655
Pepsi Bottling Group Inc.
7.00%, 03/01/29	285,000	349,013
PepsiCo Inc.
3.75%, 03/01/14	750,000	795,190
5.15%, 05/15/12	250,000	268,598
5.50%, 01/15/40	250,000	255,855
7.90%, 11/01/18	800,000	1,017,389

		11,403,038
BIOTECHNOLOGY—0.20%
Amgen Inc.
5.85%, 06/01/17	475,000	540,424
6.38%, 06/01/37(a)	500,000	552,039
Genentech Inc.
5.25%, 07/15/35	137,000	135,087

		1,227,550

BUILDING MATERIALS—0.29%
CRH America Inc.
5.30%, 10/15/13	570,000	606,218
6.00%, 09/30/16	494,000	535,776
Lafarge SA
7.13%, 07/15/36	125,000	121,440
Owens Corning Inc.
6.50%, 12/01/16	450,000	472,500

		1,735,934
CHEMICALS—1.28%
Agrium Inc.
6.75%, 01/15/19	250,000	283,394
Air Products & Chemicals Inc.
4.38%, 08/21/19	150,000	148,522
Dow Chemical Co. (The)
5.90%, 02/15/15	250,000	270,162
6.00%, 10/01/12	527,000	567,471
7.60%, 05/15/14	600,000	685,332
8.55%, 05/15/19	600,000	709,086
9.40%, 05/15/39	250,000	323,199
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16(a)	228,000	251,053
5.88%, 01/15/14	600,000	674,098
6.00%, 07/15/18	779,000	885,751
Eastman Chemical Co.
5.50%, 11/15/19	600,000	626,692
Lubrizol Corp.
8.88%, 02/01/19	250,000	305,465
Monsanto Co.
5.88%, 04/15/38	150,000	161,988
Potash Corp. of Saskatchewan Inc.
5.25%, 05/15/14(a)	250,000	273,456
6.50%, 05/15/19	250,000	286,793
PPG Industries Inc.
6.65%, 03/15/18(a)	150,000	170,916
Praxair Inc.
2.13%, 06/14/13	450,000	451,087
4.63%, 03/30/15	500,000	538,573
Sherwin-Williams Co. (The)
3.13%, 12/15/14	125,000	126,447

		7,739,485
COMMERCIAL SERVICES—0.55%
Emory University
5.63%, 09/01/19	250,000	276,935
Equifax Inc.
6.30%, 07/01/17	100,000	107,324
McKesson Corp.
5.70%, 03/01/17	171,000	187,443
Princeton University Series A
4.95%, 03/01/19	250,000	269,173
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	400,000	396,000
Stanford University
4.75%, 05/01/19	159,000	169,635
Vanderbilt University
5.25%, 04/01/19	250,000	271,575
Western Union Co. (The)
5.25%, 04/01/20(c)	160,000	164,909
5.40%, 11/17/11	135,000	142,812
5.93%, 10/01/16	950,000	1,054,372

Yale University
2.90%, 10/15/14	250,000	255,981

		3,296,159
COMPUTERS—1.19%
Computer Sciences Corp.
6.50%, 03/15/18	600,000	657,176
Dell Inc.
4.70%, 04/15/13	600,000	646,863
5.88%, 06/15/19	200,000	223,287
Hewlett-Packard Co.
4.75%, 06/02/14	500,000	543,572
6.13%, 03/01/14	1,600,000	1,809,312
International Business Machines Corp.
2.10%, 05/06/13	375,000	378,812
4.75%, 11/29/12	741,000	798,130
5.60%, 11/30/39	495,000	523,057
5.70%, 09/14/17	784,000	888,324
7.63%, 10/15/18	570,000	720,104

		7,188,637
COSMETICS & PERSONAL CARE—0.61%
Avon Products Inc.
6.50%, 03/01/19	600,000	688,011
Procter & Gamble Co. (The)
4.60%, 01/15/14	1,530,000	1,659,863
4.70%, 02/15/19	750,000	790,718
5.55%, 03/05/37	528,000	560,737

		3,699,329
DIVERSIFIED FINANCIAL SERVICES—15.90%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	900,000	981,739
American Express Co.
5.25%, 09/12/11	600,000	628,140
6.80%, 09/01/16	228,000	212,040
7.00%, 03/19/18	756,000	852,284
8.15%, 03/19/38	500,000	646,825
American Express Credit Corp.
5.13%, 08/25/14	450,000	481,239
American Express Credit Corp. Series C
7.30%, 08/20/13	1,000,000	1,141,122
Ameriprise Financial Inc.
5.65%, 11/15/15	600,000	657,278
AngloGold Ashanti Holdings PLC
6.50%, 04/15/40	250,000	246,066
Associates Corp. of North America
6.95%, 11/01/18	855,000	890,475
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	570,000	620,057
6.95%, 08/10/12	1,600,000	1,767,652
7.25%, 02/01/18	750,000	858,564
Boeing Capital Corp.
4.70%, 10/27/19	250,000	259,503
6.50%, 02/15/12	550,000	600,670
BP Capital Markets PLC
5.25%, 11/07/13	1,600,000	1,722,409
Capital One Bank (USA) N.A.
8.80%, 07/15/19	850,000	1,014,846
Capital One Capital III
7.69%, 08/15/36(a)	500,000	457,500

Capital One Financial Corp.
5.70%, 09/15/11	570,000	596,420
6.75%, 09/15/17	250,000	275,528
7.38%, 05/23/14	250,000	284,021
Caterpillar Financial Services Corp.
6.13%, 02/17/14	1,030,000	1,161,458
Charles Schwab Corp. (The)
4.95%, 06/01/14	600,000	644,940
Citigroup Inc.
5.00%, 09/15/14	1,600,000	1,575,594
5.30%, 10/17/12	750,000	775,565
5.50%, 04/11/13	1,647,000	1,695,446
6.00%, 08/15/17	750,000	765,021
6.00%, 10/31/33	855,000	729,292
6.13%, 11/21/17	750,000	766,600
6.13%, 05/15/18(a)	1,200,000	1,220,255
6.50%, 08/19/13	2,000,000	2,112,704
6.88%, 03/05/38	250,000	250,080
8.13%, 07/15/39	600,000	685,727
8.50%, 05/22/19	500,000	585,537
CME Group Inc.
5.40%, 08/01/13	125,000	136,595
Countrywide Financial Corp.
5.80%, 06/07/12	342,000	359,100
6.25%, 05/15/16	575,000	588,984
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17	250,000	216,250
Credit Suisse (USA) Inc.
5.38%, 03/02/16	969,000	1,052,299
6.13%, 11/15/11	850,000	902,758
Credit Suisse First Boston (USA) Inc.
7.13%, 07/15/32	150,000	178,342
Eksportfinans A/S
5.00%, 02/14/12(a)	1,080,000	1,144,952
General Electric Capital Corp.
4.88%, 03/04/15	1,050,000	1,105,612
5.00%, 01/08/16	1,710,000	1,786,183
5.25%, 10/19/12	433,000	462,080
5.40%, 02/15/17	750,000	777,398
5.63%, 09/15/17	2,400,000	2,511,967
5.63%, 05/01/18	1,200,000	1,251,989
5.65%, 06/09/14	2,000,000	2,175,581
5.88%, 02/15/12	2,000,000	2,122,805
5.88%, 01/14/38	250,000	235,495
6.00%, 08/07/19	125,000	132,630
6.38%, 11/15/17	400,000	368,000
6.75%, 03/15/32	1,267,000	1,307,788
6.88%, 01/10/39	800,000	847,191
Goldman Sachs Capital Trust II
5.79%, 06/01/12	300,000	228,000
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	867,000	880,395
5.25%, 10/15/13	1,112,000	1,150,335
5.35%, 01/15/16	2,250,000	2,201,740
5.38%, 03/15/20	500,000	483,301
5.45%, 11/01/12	414,000	430,730
5.63%, 01/15/17	1,250,000	1,234,244
5.95%, 01/18/18	1,200,000	1,221,526
5.95%, 01/15/27	570,000	515,773
6.15%, 04/01/18	756,000	776,895
6.35%, 02/15/34	570,000	503,101
6.60%, 01/15/12	900,000	948,171
7.50%, 02/15/19	750,000	822,346

HSBC Finance Corp.
5.00%, 06/30/15	600,000	617,556
5.50%, 01/19/16	675,000	723,802
7.00%, 05/15/12	1,915,000	2,050,510
HSBC Holdings PLC
6.80%, 06/01/38	250,000	255,661
Jefferies Group Inc.
6.45%, 06/08/27	250,000	226,743
8.50%, 07/15/19(a)	250,000	282,943
John Deere Capital Corp.
7.00%, 03/15/12	1,212,000	1,332,928
JPMorgan Chase & Co.
4.75%, 05/01/13	1,600,000	1,712,634
5.13%, 09/15/14	1,150,000	1,223,714
5.75%, 01/02/13	1,539,000	1,677,919
6.00%, 01/15/18	1,169,000	1,253,277
6.30%, 04/23/19	450,000	489,676
6.40%, 05/15/38	625,000	674,623
JPMorgan Chase Capital XV
5.88%, 03/15/35	512,000	440,842
JPMorgan Chase Capital XXV
6.80%, 10/01/37	150,000	144,228
JPMorgan Chase Capital XXVII Series AA
7.00%, 11/01/39	950,000	935,911
Lazard Group LLC
6.85%, 06/15/17	600,000	620,021
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	741,000	760,140
6.05%, 08/15/12	1,600,000	1,693,276
6.05%, 05/16/16	1,250,000	1,265,139
6.40%, 08/28/17	776,000	789,108
6.88%, 04/25/18	775,000	806,930
7.75%, 05/14/38	900,000	934,617
Morgan Stanley
4.75%, 04/01/14	2,400,000	2,379,060
5.45%, 01/09/17	450,000	438,880
5.63%, 09/23/19	250,000	239,308
5.75%, 10/18/16	1,254,000	1,256,825
5.95%, 12/28/17	750,000	742,946
6.00%, 04/28/15	1,500,000	1,544,704
6.63%, 04/01/18	832,000	855,873
7.25%, 04/01/32	350,000	385,956
7.30%, 05/13/19	1,125,000	1,196,589
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	500,000	450,000
NASDAQ OMX Group Inc. (The)
5.55%, 01/15/20	250,000	254,534
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	867,000	950,612
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	825,000	1,009,864
Nomura Holdings Inc.
6.70%, 03/04/20	550,000	565,544
NYSE Euronext
4.80%, 06/28/13	125,000	134,446
SLM Corp.
5.00%, 10/01/13	800,000	756,000
5.13%, 08/27/12	350,000	339,500
8.45%, 06/15/18	600,000	540,000
Svensk Exportkredit AB
5.13%, 03/01/17	621,000	687,482

TECO Finance Inc.
6.57%, 11/01/17	600,000	665,423
Wells Fargo Capital XIII Series G
7.70%, 03/26/13	300,000	292,500

		95,821,397
ELECTRIC—6.06%
Alabama Power Co.
6.00%, 03/01/39	500,000	538,035
Ameren Energy Generating Co.
6.30%, 04/01/20	250,000	246,274
7.00%, 04/15/18(a)	250,000	260,611
Appalachian Power Co. Series Q
7.00%, 04/01/38	800,000	935,284
Arizona Public Service Co.
5.80%, 06/30/14(a)	400,000	437,058
Carolina Power & Light Co.
5.30%, 01/15/19	500,000	539,192
CenterPoint Energy Houston Electric LLC
7.00%, 03/01/14	1,200,000	1,373,509
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	250,000	299,181
Commonwealth Edison Co.
5.80%, 03/15/18	1,080,000	1,193,256
Consolidated Edison Co. of New York Inc.
6.30%, 08/15/37(a)	548,000	603,551
Consolidated Edison Co. of New York Inc. Series 2002-B
4.88%, 02/01/13	1,080,000	1,161,891
Constellation Energy Group Inc.
4.55%, 06/15/15	434,000	450,790
Consumers Energy Co.
6.70%, 09/15/19	250,000	288,157
Detroit Edison Co. (The)
5.70%, 10/01/37	550,000	555,965
Dominion Resources Inc.
5.15%, 07/15/15	867,000	939,818
7.00%, 06/15/38	250,000	290,485
Duke Capital LLC
6.25%, 02/15/13	1,004,000	1,085,618
Duke Energy Carolinas LLC
6.05%, 04/15/38	500,000	544,895
Duke Energy Corp.
6.25%, 01/15/12	285,000	308,119
6.30%, 02/01/14	850,000	952,913
Duke Energy Indiana Inc.
6.35%, 08/15/38	600,000	675,282
Energy East Corp.
6.75%, 07/15/36	400,000	406,320
Entergy Texas Inc.
7.13%, 02/01/19	500,000	566,197
Exelon Corp.
4.90%, 06/15/15	457,000	484,126
Exelon Generation Co. LLC
5.35%, 01/15/14	434,000	467,182
FirstEnergy Corp.
6.45%, 11/15/11	145,000	153,595
7.38%, 11/15/31	570,000	595,396
FirstEnergy Solutions Corp.
6.05%, 08/15/21	300,000	302,250
6.80%, 08/15/39	150,000	146,792
Florida Power & Light Co.
5.95%, 02/01/38	475,000	507,187
5.96%, 04/01/39	600,000	642,243

Florida Power Corp.
5.65%, 04/01/40	500,000	509,314
6.40%, 06/15/38	285,000	320,501
FPL Group Capital Inc.
5.63%, 09/01/11	285,000	299,550
6.00%, 03/01/19	150,000	164,341
Indiana Michigan Power Co.
7.00%, 03/15/19(a)	600,000	693,409
Interstate Power & Light Co.
6.25%, 07/15/39	100,000	107,446
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	500,000	537,223
5.88%, 10/01/12	1,000,000	1,090,655
6.13%, 04/01/36	1,138,000	1,168,376
National Grid PLC
6.30%, 08/01/16	150,000	167,801
Nevada Power Co.
6.65%, 04/01/36	250,000	268,722
Nisource Finance Corp.
6.40%, 03/15/18	800,000	871,127
Oncor Electric Delivery Co.
5.95%, 09/01/13	500,000	550,336
6.80%, 09/01/18	150,000	171,257
7.00%, 09/01/22	285,000	328,052
Pacific Gas & Electric Co.
4.80%, 03/01/14	788,000	855,377
5.40%, 01/15/40	150,000	144,176
6.05%, 03/01/34	450,000	472,044
6.25%, 03/01/39	550,000	590,730
8.25%, 10/15/18	250,000	308,752
Pepco Holdings Inc.
6.13%, 06/01/17	500,000	541,899
PPL Energy Supply LLC
6.20%, 05/15/16	272,000	294,352
Progress Energy Inc.
7.75%, 03/01/31	500,000	601,565
PSEG Power LLC
6.95%, 06/01/12	450,000	491,735
Public Service Co. of Colorado
7.88%, 10/01/12	475,000	540,801
Public Service Electric and Gas Co. Series D
5.70%, 12/01/36	250,000	261,546
Puget Sound Energy Inc.
5.76%, 10/01/39	250,000	247,731
San Diego Gas & Electric Co.
6.00%, 06/01/39	200,000	218,379
Sierra Pacific Power Co.
5.45%, 09/01/13	150,000	162,296
South Carolina Electric & Gas Co.
6.05%, 01/15/38(a)	250,000	270,473
Southern California Edison Co.
5.50%, 08/15/18	150,000	164,432
5.75%, 04/01/35	600,000	626,696
6.00%, 01/15/34(a)	457,000	488,792
Southern Power Co. Series B
6.25%, 07/15/12	850,000	924,943
Union Electric Co.
6.70%, 02/01/19	250,000	281,333
Virginia Electric and Power Co.
5.40%, 04/30/18	936,000	1,010,535
8.88%, 11/15/38	150,000	207,942
Virginia Electric and Power Co. Series A
6.00%, 05/15/37	300,000	315,668

Wisconsin Electric Power Co.
4.25%, 12/15/19	450,000	448,039
Xcel Energy Inc.
6.50%, 07/01/36	800,000	861,076

		36,530,594
ELECTRICAL COMPONENTS & EQUIPMENT—0.13%
Emerson Electric Co.
5.00%, 04/15/19	700,000	765,160

		765,160
ELECTRONICS—0.15%
Koninklijke Philips Electronics NV
5.75%, 03/11/18	800,000	886,757

		886,757
ENVIRONMENTAL CONTROL—0.34%
Allied Waste North America Inc.
6.88%, 06/01/17	800,000	864,000
Republic Services Inc.
6.20%, 03/01/40(c)	500,000	512,250
Waste Management Inc.
6.10%, 03/15/18	250,000	275,913
7.00%, 07/15/28	114,000	128,914
7.38%, 03/11/19	250,000	297,503

		2,078,580
FOOD—2.15%
ConAgra Foods Inc.
7.00%, 04/15/19(a)	700,000	826,468
Delhaize Group
6.50%, 06/15/17	450,000	512,322
General Mills Inc.
6.00%, 02/15/12	1,600,000	1,716,941
H.J. Heinz Co.
5.35%, 07/15/13	250,000	273,294
Kellogg Co.
5.13%, 12/03/12	950,000	1,029,838
Kellogg Co. Series B
7.45%, 04/01/31(a)	342,000	430,451
Kraft Foods Inc.
4.13%, 02/09/16	150,000	154,393
5.38%, 02/10/20	1,350,000	1,398,268
6.00%, 02/11/13	570,000	627,248
6.13%, 02/01/18	1,140,000	1,262,340
6.13%, 08/23/18	900,000	995,918
6.50%, 02/09/40	500,000	530,706
Kroger Co. (The)
5.50%, 02/01/13	285,000	308,122
7.50%, 01/15/14	300,000	348,222
7.50%, 04/01/31	350,000	427,620
Safeway Inc.
5.80%, 08/15/12	1,035,000	1,126,792
Sara Lee Corp.
6.13%, 11/01/32	500,000	509,402
Sysco Corp.
6.63%, 03/17/39	100,000	121,639
Unilever Capital Corp.
5.90%, 11/15/32	342,000	372,476

		12,972,460

FOREST PRODUCTS & PAPER—0.29%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	100,000	110,283
International Paper Co.
7.50%, 08/15/21	400,000	456,975
7.95%, 06/15/18	347,000	405,163
9.38%, 05/15/19	600,000	752,670

		1,725,091
GAS—0.27%
AGL Capital Corp.
5.25%, 08/15/19	200,000	208,038
Atmos Energy Corp.
8.50%, 03/15/19	300,000	371,346
Sempra Energy
9.80%, 02/15/19	800,000	1,047,949

		1,627,333
HAND & MACHINE TOOLS—0.05%
Black & Decker Corp. (The)
8.95%, 04/15/14	250,000	302,500

		302,500
HEALTH CARE - PRODUCTS—0.68%
Baxter International Inc.
5.38%, 06/01/18	900,000	999,884
CareFusion Corp.
5.13%, 08/01/14	400,000	426,560
Covidien International Finance SA
6.00%, 10/15/17	500,000	564,774
Johnson & Johnson
5.15%, 08/15/12	570,000	620,348
5.95%, 08/15/37	580,000	654,721
Medtronic Inc.
5.55%, 03/15/40	500,000	524,661
5.60%, 03/15/19	250,000	280,245

		4,071,193
HEALTH CARE - SERVICES—0.77%
Aetna Inc.
6.63%, 06/15/36	550,000	589,577
CIGNA Corp.
8.50%, 05/01/19	250,000	304,139
Humana Inc.
7.20%, 06/15/18	250,000	281,525
Quest Diagnostics Inc.
6.95%, 07/01/37	250,000	295,912
UnitedHealth Group Inc.
4.88%, 04/01/13	600,000	640,551
5.38%, 03/15/16(a)	250,000	266,846
5.80%, 03/15/36	274,000	260,926
6.00%, 02/15/18(a)	741,000	804,805
WellPoint Inc.
6.38%, 06/15/37	650,000	671,647
Wellpoint Inc./Anthem Inc.
6.80%, 08/01/12	500,000	545,764

		4,661,692
HOME BUILDERS—0.04%
Toll Brothers Finance Corp.
8.91%, 10/15/17	250,000	272,500

		272,500

HOUSEHOLD PRODUCTS & WARES—0.14%
Clorox Co.
5.45%, 10/15/12	200,000	216,459
Fortune Brands Inc.
5.38%, 01/15/16	250,000	259,476
Kimberly-Clark Corp.
6.63%, 08/01/37	300,000	363,240

		839,175
HOUSEWARES—0.04%
Newell Rubbermaid Inc.
5.50%, 04/15/13	250,000	264,645

		264,645
INSURANCE—3.44%
ACE INA Holdings Inc.
5.90%, 06/15/19(a)	350,000	383,170
Aegon NV
4.75%, 06/01/13	250,000	260,692
Aflac Inc.
8.50%, 05/15/19	250,000	296,508
Allstate Corp. (The)
5.55%, 05/09/35	570,000	539,035
American International Group Inc.
5.05%, 10/01/15	800,000	680,000
5.85%, 01/16/18	684,000	581,400
8.25%, 08/15/18	600,000	582,000
AXA SA
8.60%, 12/15/30	400,000	435,897
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	1,000,000	1,010,811
4.00%, 04/15/12	500,000	524,072
5.40%, 05/15/18	765,000	826,202
5.75%, 01/15/40	250,000	247,480
Chubb Corp.
5.75%, 05/15/18	800,000	871,480
CNA Financial Corp.
6.00%, 08/15/11	600,000	622,681
GE Global Insurance Holding Corp.
7.00%, 02/15/26	250,000	256,663
Genworth Financial Inc.
5.75%, 06/15/14	500,000	495,000
6.52%, 05/22/18	300,000	285,000
Hartford Financial Services Group Inc.
4.63%, 07/15/13	800,000	820,591
6.63%, 03/30/40	500,000	452,374
Lincoln National Corp.
8.75%, 07/01/19	425,000	514,002
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	600,000	631,991
MetLife Inc.
5.00%, 06/15/15	990,000	1,039,318
6.40%, 12/15/31	975,000	838,500
7.72%, 02/15/19	750,000	866,188
Principal Financial Group Inc.
6.05%, 10/15/36	300,000	278,735
Principal Life Income Fundings Trust
5.30%, 04/24/13	350,000	377,292
Progressive Corp. (The)
6.70%, 06/15/17	700,000	637,000
Protective Life Secured Trust
5.45%, 09/28/12	600,000	641,326

Prudential Financial Inc.
5.10%, 09/20/14	800,000	842,469
5.70%, 12/14/36	285,000	267,567
7.38%, 06/15/19	700,000	797,509
8.88%, 06/15/18	250,000	260,000
Prudential Financial Inc. Series D
4.75%, 09/17/15	250,000	255,843
Torchmark Corp.
9.25%, 06/15/19	125,000	151,501
Travelers Companies Inc. (The)
5.80%, 05/15/18	285,000	311,412
Travelers Property Casualty Corp.
6.38%, 03/15/33	600,000	649,539
Unum Group
7.13%, 09/30/16	175,000	190,391
Willis North America Inc.
7.00%, 09/29/19	450,000	473,342
XL Capital Ltd.
5.25%, 09/15/14	500,000	525,362

		20,720,343
IRON & STEEL—0.33%
Allegheny Technologies Inc.
9.38%, 06/01/19	150,000	171,375
ArcelorMittal
5.38%, 06/01/13	550,000	572,878
6.13%, 06/01/18	250,000	251,081
7.00%, 10/15/39	150,000	144,197
9.85%, 06/01/19	250,000	304,368
Nucor Corp.
5.75%, 12/01/17	475,000	526,588

		1,970,487
LODGING—0.09%
Marriott International Inc. Series J
5.63%, 02/15/13	500,000	529,261

		529,261
MACHINERY—0.42%
Caterpillar Inc.
5.70%, 08/15/16	1,140,000	1,258,272
6.05%, 08/15/36	250,000	271,834
Deere & Co.
4.38%, 10/16/19	500,000	514,283
5.38%, 10/16/29	350,000	362,998
Rockwell Automation Inc.
6.70%, 01/15/28	125,000	142,219

		2,549,606
MANUFACTURING—1.25%
3M Co. Series E
4.38%, 08/15/13	820,000	891,012
Danaher Corp.
5.40%, 03/01/19	600,000	663,517
Dover Corp.
5.38%, 10/15/35	250,000	260,756
Eaton Corp.
5.60%, 05/15/18	250,000	276,914
General Electric Co.
5.00%, 02/01/13	300,000	321,289
5.25%, 12/06/17	1,043,000	1,109,070
Honeywell International Inc.
4.25%, 03/01/13(a)	600,000	645,246
5.00%, 02/15/19	250,000	272,898
5.70%, 03/15/37	250,000	267,139

Illinois Tool Works Inc.
6.25%, 04/01/19	600,000	701,733
Ingersoll-Rand Global Holding Co. Ltd.
9.50%, 04/15/14	300,000	365,837
ITT Corp.
6.13%, 05/01/19	250,000	277,502
Parker Hannifin Corp. Series A
6.25%, 05/15/38	100,000	113,430
Tyco Electronics Group SA
6.55%, 10/01/17	665,000	744,629
Tyco International Finance SA
8.50%, 01/15/19	250,000	318,610
Tyco International Ltd.
6.88%, 01/15/21	250,000	293,760

		7,523,342
MEDIA—4.14%
AOL Time Warner Inc.
7.63%, 04/15/31	500,000	578,133
CBS Corp.
5.75%, 04/15/20	750,000	760,863
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	617,000	712,355
9.46%, 11/15/22	450,000	606,199
Comcast Corp.
5.15%, 03/01/20	750,000	763,990
5.30%, 01/15/14	1,200,000	1,300,416
5.70%, 07/01/19	780,000	833,764
6.45%, 03/15/37	570,000	575,664
6.95%, 08/15/37	925,000	987,401
COX Communications Inc.
5.45%, 12/15/14	700,000	766,005
DIRECTV Holdings LLC
5.20%, 03/15/20(c)	750,000	752,446
DIRECTV Holdings LLC/DIRECTV Financing Co.
4.75%, 10/01/14	200,000	209,953
5.88%, 10/01/19	100,000	106,026
6.38%, 06/15/15	125,000	129,062
7.63%, 05/15/16	200,000	216,000
Grupo Televisa SA
6.63%, 03/18/25	750,000	782,340
Historic TW Inc.
9.13%, 01/15/13	680,000	790,933
NBC Universal Inc.
6.40%, 04/30/40(c)	500,000	495,279
News America Inc.
5.30%, 12/15/14	867,000	947,130
6.65%, 11/15/37	626,000	656,844
6.90%, 08/15/39	400,000	430,623
Reed Elsevier Capital Inc.
7.75%, 01/15/14	500,000	577,180
Thomson Reuters Corp.
6.50%, 07/15/18	800,000	916,231
Time Warner Cable Inc.
5.00%, 02/01/20	300,000	297,559
6.55%, 05/01/37	513,000	518,083
6.75%, 07/01/18	800,000	888,968
7.30%, 07/01/38	250,000	274,910
7.50%, 04/01/14	450,000	519,238
8.25%, 04/01/19	1,780,000	2,131,638

Time Warner Inc.
5.88%, 11/15/16	750,000	842,851
6.88%, 05/01/12	457,000	498,810
7.70%, 05/01/32	1,137,000	1,292,069
Viacom Inc.
6.25%, 04/30/16	735,000	815,134
6.88%, 04/30/36	250,000	264,213
7.88%, 07/30/30	570,000	615,531
Walt Disney Co. (The)
5.50%, 03/15/19(a)	150,000	168,226
6.38%, 03/01/12(a)	867,000	936,796

		24,958,863
METAL FABRICATE & HARDWARE—0.04%
Commercial Metals Co.
7.35%, 08/15/18	250,000	255,261

		255,261
MINING—1.86%
Alcoa Inc.
5.55%, 02/01/17(a)	171,000	166,725
5.95%, 02/01/37	171,000	141,502
6.00%, 07/15/13	800,000	834,000
Barrick Gold Corp.
6.95%, 04/01/19	800,000	931,605
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	867,000	931,584
6.50%, 04/01/19	850,000	987,799
Freeport-McMoRan Copper & Gold Inc.
8.25%, 04/01/15	250,000	268,750
8.38%, 04/01/17	475,000	516,562
Newmont Mining Corp.
5.13%, 10/01/19(a)	250,000	256,872
6.25%, 10/01/39(a)	250,000	254,336
Rio Tinto Alcan Inc.
4.50%, 05/15/13	500,000	521,163
Rio Tinto Finance (USA) Ltd.
5.88%, 07/15/13	457,000	499,541
6.50%, 07/15/18	689,000	761,800
8.95%, 05/01/14	250,000	299,949
9.00%, 05/01/19	800,000	1,014,266
Southern Copper Corp.
7.50%, 07/27/35	300,000	316,896
Teck Resources Ltd.
6.13%, 10/01/35	500,000	473,750
Vale Overseas Ltd.
6.25%, 01/23/17	849,000	912,896
6.88%, 11/21/36	700,000	696,276
Vulcan Materials Co.
7.00%, 06/15/18	150,000	166,450
Xstrata Canada Corp.
5.50%, 06/15/17	250,000	255,017

		11,207,739
MULTI-NATIONAL—5.03%
African Development Bank
3.00%, 05/27/14	700,000	721,020
Asian Development Bank
2.75%, 05/21/14	1,755,000	1,800,089
3.63%, 09/05/13	950,000	1,003,027
Corporacion Andina de Fomento
5.75%, 01/12/17	300,000	319,360
8.13%, 06/04/19	250,000	304,969

European Bank for Reconstruction and Development
1.25%, 06/10/11	1,080,000	1,083,491
European Investment Bank
2.63%, 05/16/11	1,910,000	1,941,976
2.63%, 11/15/11	750,000	767,095
2.88%, 01/15/15	1,200,000	1,218,523
3.13%, 07/15/11	2,500,000	2,560,530
3.13%, 06/04/14	150,000	154,772
3.25%, 10/14/11	442,000	455,055
4.88%, 01/17/17	600,000	661,674
4.88%, 02/15/36	250,000	253,888
5.13%, 05/30/17	3,710,000	4,137,075
European Investment Bank Series E
2.00%, 02/10/12	2,500,000	2,534,515
Inter-American Development Bank
3.00%, 04/22/14	150,000	155,178
3.88%, 02/14/20	550,000	563,494
4.38%, 09/20/12	1,563,000	1,667,635
5.13%, 09/13/16(a)	855,000	963,280
Inter-American Development Bank Series G
1.75%, 10/22/12	900,000	907,995
International Bank for Reconstruction and Development
2.00%, 04/02/12	1,000,000	1,016,902
3.50%, 10/08/13	1,600,000	1,688,756
International Finance Corp. Series G
3.00%, 04/22/14	1,200,000	1,242,337
Korea Development Bank
4.38%, 08/10/15	500,000	500,112
8.00%, 01/23/14	500,000	565,913
Nordic Investment Bank
2.38%, 12/15/11	1,100,000	1,122,107

		30,310,768
OFFICE & BUSINESS EQUIPMENT—0.39%
Pitney Bowes Inc.
5.25%, 01/15/37	800,000	836,039
Xerox Corp.
5.50%, 05/15/12	600,000	638,457
6.75%, 12/15/39(a)	250,000	260,810
6.88%, 08/15/11	570,000	601,258

		2,336,564
OIL & GAS—5.51%
Anadarko Petroleum Corp.
5.75%, 06/15/14	750,000	781,416
5.95%, 09/15/16	570,000	607,163
6.45%, 09/15/36	699,000	667,390
Apache Corp.
5.25%, 04/15/13	285,000	310,368
6.00%, 01/15/37	250,000	268,401
Canadian Natural Resources Ltd.
5.70%, 05/15/17	800,000	864,404
6.25%, 03/15/38	171,000	175,994
6.50%, 02/15/37	300,000	317,274
Cenovus Energy Inc.
5.70%, 10/15/19(c)	200,000	210,270
6.75%, 11/15/39(c)	200,000	215,618
Chevron Corp.
3.95%, 03/03/14	1,100,000	1,166,910
Conoco Funding Co.
6.35%, 10/15/11	755,000	806,831

ConocoPhillips
5.75%, 02/01/19	800,000	888,884
6.00%, 01/15/20	750,000	849,185
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,428,000	1,702,737
Devon Energy Corp.
6.30%, 01/15/19	600,000	685,379
7.95%, 04/15/32	570,000	723,130
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	250,000	269,185
EnCana Corp.
5.90%, 12/01/17	1,080,000	1,169,919
6.50%, 02/01/38	342,000	357,726
EOG Resources Inc.
5.63%, 06/01/19	600,000	658,534
5.88%, 09/15/17	150,000	166,559
EQT Corp.
8.13%, 06/01/19	250,000	301,910
Hess Corp.
7.13%, 03/15/33(a)	137,000	156,528
8.13%, 02/15/19	800,000	986,992
Husky Energy Inc.
6.25%, 06/15/12	100,000	107,645
6.80%, 09/15/37	100,000	106,582
Marathon Oil Corp.
5.90%, 03/15/18	500,000	541,905
6.00%, 10/01/17	600,000	655,409
7.50%, 02/15/19	150,000	177,285
Nabors Industries Inc.
9.25%, 01/15/19(a)	225,000	273,539
Nexen Inc.
5.88%, 03/10/35	250,000	237,297
6.20%, 07/30/19	150,000	160,337
6.40%, 05/15/37	171,000	171,404
Noble Energy Inc.
8.25%, 03/01/19	250,000	300,956
Occidental Petroleum Corp.
7.00%, 11/01/13	900,000	1,040,051
Pemex Project Funding Master Trust
5.75%, 03/01/18	450,000	457,389
6.63%, 06/15/35	570,000	558,600
Petrobras International Finance Co.
5.75%, 01/20/20	250,000	248,645
5.88%, 03/01/18	1,100,000	1,135,508
6.88%, 01/20/40	250,000	251,267
7.88%, 03/15/19	400,000	442,500
Petro-Canada
6.80%, 05/15/38	150,000	161,014
9.25%, 10/15/21	350,000	456,145
Petroleos Mexicanos
4.88%, 03/15/15(c)	750,000	767,467
Shell International Finance BV
1.30%, 09/22/11	250,000	250,694
3.25%, 09/22/15	900,000	914,435
4.00%, 03/21/14	500,000	527,590
4.30%, 09/22/19	500,000	504,716
4.38%, 03/25/20	400,000	403,127
6.38%, 12/15/38	400,000	447,525
StatoilHydro ASA
5.25%, 04/15/19	1,200,000	1,287,317
Suncor Energy Inc.
6.10%, 06/01/18	375,000	410,301
6.50%, 06/15/38	300,000	311,020

6.85%, 06/01/39	250,000	270,282
Talisman Energy Inc.
7.75%, 06/01/19	400,000	477,470
Transocean Inc.
6.00%, 03/15/18	371,000	375,420
7.50%, 04/15/31	100,000	97,711
Valero Energy Corp.
4.50%, 02/01/15	500,000	503,091
6.13%, 02/01/20	250,000	248,522
6.63%, 06/15/37	342,000	317,895
7.50%, 04/15/32	285,000	287,374
XTO Energy Inc.
5.65%, 04/01/16(a)	600,000	674,197
6.10%, 04/01/36	114,000	126,378
6.50%, 12/15/18	800,000	939,908
6.75%, 08/01/37	250,000	298,943

		33,233,568
OIL & GAS SERVICES—0.43%
Baker Hughes Inc.
7.50%, 11/15/18(a)	250,000	305,093
Halliburton Co.
6.15%, 09/15/19	150,000	163,775
7.45%, 09/15/39	375,000	431,090
Smith International Inc.
9.75%, 03/15/19	225,000	305,893
Weatherford International Inc.
6.35%, 06/15/17	171,000	182,401
Weatherford International Ltd.
9.63%, 03/01/19	950,000	1,181,189

		2,569,441
PHARMACEUTICALS—3.51%
Abbott Laboratories
5.13%, 04/01/19	750,000	806,102
5.88%, 05/15/16	1,315,000	1,504,264
AmerisourceBergen Corp.
5.88%, 09/15/15	285,000	322,533
AstraZeneca PLC
5.40%, 06/01/14(a)	500,000	553,241
5.90%, 09/15/17	607,000	683,912
6.45%, 09/15/37	300,000	339,941
Bristol-Myers Squibb Co.
5.45%, 05/01/18	150,000	166,715
5.88%, 11/15/36	285,000	305,144
6.13%, 05/01/38	600,000	664,994
Eli Lilly and Co.
4.20%, 03/06/14	1,080,000	1,157,543
5.55%, 03/15/37	228,000	235,381
Express Scripts Inc.
6.25%, 06/15/14	500,000	556,318
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	780,000	848,818
5.65%, 05/15/18	750,000	834,355
6.38%, 05/15/38	684,000	768,788
Medco Health Solutions Inc.
7.13%, 03/15/18	1,100,000	1,275,627
Merck & Co. Inc.
5.00%, 06/30/19	1,530,000	1,644,768
Novartis Capital Corp.
2.90%, 04/24/15	500,000	507,731
4.13%, 02/10/14	500,000	532,817

Novartis Securities Investment Ltd.
5.13%, 02/10/19	580,000	631,205
Pfizer Inc.
4.45%, 03/15/12	1,080,000	1,144,189
5.35%, 03/15/15	1,200,000	1,338,987
6.20%, 03/15/19	750,000	864,835
7.20%, 03/15/39	500,000	617,745
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	800,000	880,479
6.00%, 09/15/17	150,000	171,794
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	285,000	305,320
Wyeth
5.50%, 02/01/14	867,000	965,575
5.95%, 04/01/37	500,000	552,243

		21,181,364
PIPELINES—2.15%
Buckeye Partners LP
5.50%, 08/15/19	250,000	259,000
CenterPoint Energy Resources Corp. Series B
7.88%, 04/01/13	500,000	571,678
El Paso Natural Gas Co.
8.38%, 06/15/32	700,000	832,079
Enbridge Energy Partners LP Series B
7.50%, 04/15/38	250,000	288,365
Enbridge Inc.
5.80%, 06/15/14	600,000	658,631
Energy Transfer Partners LP
5.95%, 02/01/15	500,000	536,675
9.00%, 04/15/19	300,000	361,047
9.70%, 03/15/19	250,000	305,424
Enterprise Products Operating LLC
7.55%, 04/15/38(a)	250,000	279,332
Enterprise Products Operating LP
5.60%, 10/15/14	627,000	675,941
Enterprise Products Operating LP Series D
6.88%, 03/01/33	400,000	411,792
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	1,153,000	1,221,782
6.50%, 02/01/37	399,000	383,303
ONEOK Partners LP
6.65%, 10/01/36	171,000	178,147
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	700,000	786,504
Plains All American Pipeline LP
8.75%, 05/01/19(a)	800,000	962,070
Southern Natural Gas Co.
5.90%, 04/01/17(a)(c)	228,000	239,656
TransCanada PipeLines Ltd.
6.20%, 10/15/37	457,000	462,320
6.35%, 05/15/17	150,000	136,500
6.50%, 08/15/18	700,000	792,751
7.63%, 01/15/39	300,000	351,869
Transcontinental Gas Pipe Line Corp. Series B
7.00%, 08/15/11	150,000	158,355
Williams Companies Inc. (The)
8.75%, 03/15/32	500,000	602,025
Williams Partners LP
3.80%, 02/15/15(c)	1,000,000	993,521
5.25%, 03/15/20(c)	250,000	250,796
6.30%, 04/15/40(c)	250,000	245,904

		12,945,467

REAL ESTATE—0.08%
ERP Operating LP
5.75%, 06/15/17(a)	457,000	482,494

		482,494
REAL ESTATE INVESTMENT TRUSTS—1.33%
AvalonBay Communities Inc.
5.70%, 03/15/17	250,000	264,948
Boston Properties LP
5.88%, 10/15/19	600,000	627,167
6.25%, 01/15/13	150,000	162,229
Duke Realty LP
8.25%, 08/15/19	250,000	286,336
Equity One Inc.
6.25%, 12/15/14	125,000	130,237
ERP Operating LP
5.25%, 09/15/14	250,000	265,213
HCP Inc.
6.70%, 01/30/18	600,000	627,085
Health Care Property Investors Inc.
5.65%, 12/15/13	250,000	260,195
Health Care REIT Inc.
6.20%, 06/01/16	250,000	262,600
Healthcare Realty Trust Inc.
6.50%, 01/17/17	125,000	133,196
Hospitality Properties Trust
7.88%, 08/15/14	150,000	164,959
HRPT Properties Trust
6.25%, 06/15/17	250,000	252,027
Mack-Cali Realty Corp.
7.75%, 08/15/19	100,000	116,024
Nationwide Health Properties Inc.
6.25%, 02/01/13(a)	250,000	264,126
ProLogis
5.50%, 04/01/12	250,000	261,329
5.63%, 11/15/16	285,000	269,842
6.25%, 03/15/17	750,000	717,539
6.88%, 03/15/20	250,000	237,505
Realty Income Corp.
6.75%, 08/15/19	250,000	269,390
Simon Property Group LP
5.10%, 06/15/15	285,000	299,160
5.65%, 02/01/20	1,150,000	1,183,897
6.13%, 05/30/18	415,000	443,887
6.75%, 02/01/40	500,000	525,036

		8,023,927
RETAIL—2.35%
AutoZone Inc.
5.75%, 01/15/15	600,000	657,099
Costco Wholesale Corp.
5.50%, 03/15/17	228,000	254,513
CVS Caremark Corp.
6.13%, 08/15/16	171,000	193,682
6.25%, 06/01/27	758,000	798,665
6.60%, 03/15/19	450,000	509,002
Home Depot Inc. (The)
5.25%, 12/16/13	600,000	653,194
5.40%, 03/01/16	570,000	621,250
5.88%, 12/16/36	300,000	292,276
Kohl’s Corp.
6.88%, 12/15/37	150,000	171,556

Lowe’s Companies Inc.
5.40%, 10/15/16	805,000	898,901
5.50%, 10/15/35	250,000	254,414
McDonald’s Corp.
5.35%, 03/01/18	1,285,000	1,421,545
Nordstrom Inc.
7.00%, 01/15/38	150,000	170,741
Staples Inc.
9.75%, 01/15/14	150,000	183,048
Target Corp.
5.38%, 05/01/17	600,000	668,328
6.00%, 01/15/18	500,000	573,747
6.35%, 11/01/32	457,000	511,664
Walgreen Co.
5.25%, 01/15/19	600,000	651,660
Wal-Mart Stores Inc.
4.55%, 05/01/13	640,000	690,873
5.25%, 09/01/35	285,000	276,400
5.80%, 02/15/18	1,505,000	1,714,474
6.20%, 04/15/38	450,000	496,590
6.50%, 08/15/37	798,000	913,413
Yum! Brands Inc.
6.25%, 03/15/18	550,000	608,572

		14,185,607
SEMICONDUCTORS—0.04%
Analog Devices Inc.
5.00%, 07/01/14	200,000	212,483

		212,483
SOFTWARE—0.74%
Adobe Systems Inc.
4.75%, 02/01/20(a)	250,000	254,723
CA Inc.
5.38%, 12/01/19	250,000	262,694
Microsoft Corp.
4.20%, 06/01/19	1,080,000	1,128,933
Oracle Corp.
5.00%, 07/08/19	450,000	483,821
5.25%, 01/15/16	570,000	634,287
5.75%, 04/15/18	1,530,000	1,725,068

		4,489,526
TELECOMMUNICATIONS—6.78%
Alltel Corp.
7.88%, 07/01/32	400,000	498,447
America Movil SAB de CV
5.00%, 10/16/19(c)	500,000	500,140
5.50%, 03/01/14	450,000	489,208
6.13%, 03/30/40(c)	1,500,000	1,433,175
AT&T Inc.
4.95%, 01/15/13	1,544,000	1,666,242
5.50%, 02/01/18	750,000	823,296
5.80%, 02/15/19	250,000	273,065
6.30%, 01/15/38	171,000	176,194
6.40%, 05/15/38	600,000	622,237
6.50%, 09/01/37	800,000	865,583
6.55%, 02/15/39	900,000	954,299
AT&T Wireless Services Inc./New Cingular Wireless Services Inc.
8.75%, 03/01/31	1,200,000	1,567,659
BellSouth Corp.
6.00%, 11/15/34	570,000	561,274

British Telecom PLC
5.95%, 01/15/18	750,000	775,159
9.63%, 12/15/30	228,000	286,473
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	1,250,000	1,382,688
8.50%, 11/15/18	750,000	961,717
CenturyTel Inc.
6.00%, 04/01/17	830,000	838,898
Cisco Systems Inc.
4.45%, 01/15/20	800,000	824,873
4.95%, 02/15/19	550,000	589,901
5.50%, 02/22/16	797,000	898,776
5.50%, 01/15/40	300,000	301,238
5.90%, 02/15/39	250,000	265,407
Deutsche Telekom International Finance BV
4.88%, 07/08/14	750,000	791,975
8.75%, 06/15/30	871,000	1,092,069
Embarq Corp.
7.08%, 06/01/16	500,000	537,296
France Telecom SA
4.38%, 07/08/14	900,000	956,317
8.50%, 03/01/31	570,000	756,656
Harris Corp.
6.38%, 06/15/19	100,000	112,171
Motorola Inc.
6.63%, 11/15/37	250,000	228,148
8.00%, 11/01/11(a)	600,000	645,000
Nokia OYJ
5.38%, 04/15/19	150,000	159,175
6.63%, 05/15/39	100,000	112,247
Qwest Corp.
6.88%, 09/15/33	57,000	52,725
8.38%, 05/01/16	1,200,000	1,305,000
8.88%, 03/15/12	228,000	243,960
Rogers Communications Inc.
6.80%, 08/15/18	700,000	796,207
Rogers Wireless Inc.
6.38%, 03/01/14	171,000	191,631
Royal KPN NV
8.38%, 10/01/30	250,000	314,999
SBC Communications Inc./AT&T Inc.
5.10%, 09/15/14	800,000	873,805
5.88%, 02/01/12	1,140,000	1,224,995
Telecom Italia Capital SA
4.95%, 09/30/14	600,000	591,901
5.25%, 11/15/13	915,000	941,360
5.25%, 10/01/15	150,000	148,950
7.72%, 06/04/38	700,000	708,106
Telefonica Emisiones SAU
5.88%, 07/15/19	250,000	257,467
5.98%, 06/20/11	500,000	521,790
6.42%, 06/20/16	150,000	162,219
Telefonica Europe BV
8.25%, 09/15/30	570,000	676,306
Verizon Communications Inc.
5.25%, 04/15/13	550,000	600,567
5.55%, 02/15/16	570,000	631,296
5.85%, 09/15/35	1,080,000	1,086,831
6.10%, 04/15/18	770,000	866,833
6.40%, 02/15/38	250,000	269,035
7.38%, 09/01/12	1,080,000	1,216,350

7.75%, 12/01/30	450,000	553,116
8.75%, 11/01/18	750,000	967,818
8.95%, 03/01/39	250,000	349,469
Vodafone Group PLC
4.15%, 06/10/14	600,000	622,487
5.00%, 12/16/13(a)	497,000	535,488
5.45%, 06/10/19	250,000	263,575
5.63%, 02/27/17	150,000	161,464
5.75%, 03/15/16(a)	457,000	500,255
6.15%, 02/27/37	300,000	305,103

		40,888,111
TRANSPORTATION—1.26%
Burlington Northern Santa Fe Corp.
5.90%, 07/01/12	150,000	162,243
6.15%, 05/01/37	399,000	425,184
7.00%, 02/01/14	450,000	516,232
Canadian National Railway Co.
5.55%, 03/01/19	300,000	330,858
6.38%, 11/15/37	250,000	286,600
Canadian Pacific Railway Co.
5.95%, 05/15/37	250,000	247,631
CSX Corp.
6.15%, 05/01/37	300,000	313,309
6.22%, 04/30/40(c)	300,000	314,602
6.25%, 04/01/15	250,000	282,673
7.38%, 02/01/19(a)	250,000	302,971
FedEx Corp.
8.00%, 01/15/19	250,000	311,820
Norfolk Southern Corp.
7.05%, 05/01/37	137,000	165,069
7.70%, 05/15/17	1,000,000	1,205,443
Union Pacific Corp.
7.88%, 01/15/19	1,000,000	1,238,433
United Parcel Service Inc.
4.50%, 01/15/13	900,000	968,133
6.20%, 01/15/38	450,000	510,416

		7,581,617
WATER—0.10%
American Water Capital Corp.
6.59%, 10/15/37	250,000	269,036
Veolia Environnement
6.00%, 06/01/18	300,000	324,594

		593,630

TOTAL CORPORATE BONDS & NOTES
(Cost: $503,533,424)		532,590,050

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(d)—7.42%
British Columbia (Province of)
7.25%, 09/01/36	500,000	684,368
Brazil (Federative Republic of)
5.88%, 01/15/19	250,000	269,500
6.00%, 01/17/17	450,000	487,800
7.13%, 01/20/37	757,000	866,500
7.88%, 03/07/15	1,350,000	1,586,250

8.00%, 01/15/18	1,384,000	1,581,912
8.25%, 01/20/34	500,000	646,750
8.75%, 02/04/25	900,000	1,197,900
10.13%, 05/15/27	600,000	887,100
11.00%, 08/17/15(a)	707,000	936,775
Canada (Government of)
2.38%, 09/10/14	500,000	506,591
Chile (Republic of)
7.13%, 01/11/12	250,000	269,370
Export Development Canada
3.13%, 04/24/14(a)	1,400,000	1,457,468
Hungary (Republic of)
6.25%, 01/29/20	450,000	456,854
Hydro-Quebec
8.05%, 07/07/24	685,000	946,807
Israel (State of)
5.13%, 03/26/19(a)	1,080,000	1,131,300
Italy (Republic of)
2.13%, 10/05/12	500,000	492,158
3.13%, 01/26/15(a)	450,000	437,924
4.38%, 06/15/13	600,000	617,128
4.50%, 01/21/15	1,400,000	1,435,011
5.25%, 09/20/16	800,000	839,786
5.38%, 06/15/33	1,000,000	968,483
5.63%, 06/15/12	750,000	789,629
Japan Finance Corp.
2.00%, 06/24/11	1,530,000	1,545,265
2.88%, 02/02/15	900,000	914,501
Japan Finance Organization for Municipal Enterprises
5.00%, 05/16/17	500,000	543,255
Korea (Republic of)
4.88%, 09/22/14(a)	600,000	628,565
5.75%, 04/16/14	500,000	537,244
7.13%, 04/16/19	150,000	173,122
Malaysia (Government of)
7.50%, 07/15/11	250,000	264,773
Manitoba (Province of)
4.90%, 12/06/16	150,000	165,711
Nova Scotia (Province of)
5.13%, 01/26/17	250,000	280,036
5.75%, 02/27/12	600,000	644,286
Ontario (Province of)
1.88%, 11/19/12	1,150,000	1,157,989
2.95%, 02/05/15	1,500,000	1,519,012
4.00%, 10/07/19	500,000	500,821
4.10%, 06/16/14	1,755,000	1,864,886
Panama (Republic of)
6.70%, 01/26/36	750,000	825,000
Peru (Republic of)
6.55%, 03/14/37	700,000	743,750
7.13%, 03/30/19	500,000	583,750
8.38%, 05/03/16	250,000	303,375
8.75%, 11/21/33	500,000	650,420
Poland (Republic of)
5.00%, 10/19/15(a)	150,000	157,125
5.25%, 01/15/14(a)	450,000	480,375
6.38%, 07/15/19	500,000	542,500
Quebec (Province of)
4.60%, 05/26/15(a)	600,000	653,797
4.88%, 05/05/14(a)	500,000	547,931
5.00%, 03/01/16(a)	570,000	632,163
5.13%, 11/14/16	188,000	209,824

7.50%, 09/15/29	320,000	427,547
South Africa (Republic of)
6.50%, 06/02/14(a)	1,000,000	1,105,000
6.88%, 05/27/19	500,000	557,500
United Mexican States
5.63%, 01/15/17	800,000	857,488
5.95%, 03/19/19	2,005,000	2,162,393
6.05%, 01/11/40	500,000	501,250
6.38%, 01/16/13	867,000	945,030
6.75%, 09/27/34	300,000	330,165
7.50%, 04/08/33	1,045,000	1,238,325

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $43,447,322)		44,687,538

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—2.18%

CALIFORNIA—0.77%
Bay Area Toll Authority Toll Bridge Revenue
6.26%, 04/01/40	750,000	797,925
California State, General Obligations Unlimited
5.45%, 04/01/15	750,000	791,130
7.55%, 04/01/39	1,995,000	2,112,446
Los Angeles Unified School District, General Obligations Unlimited
5.75%, 07/01/34	250,000	239,397
University of California Revenue
5.77%, 05/15/32	700,000	702,128

		4,643,026
CONNECTICUT—0.09%
Connecticut State, General Obligations Unlimited, Series A
5.85%, 03/15/32	500,000	541,405

		541,405
GEORGIA—0.08%
Municipal Electric Authority of Georgia Revenue Series J
6.64%, 04/01/57	500,000	502,600

		502,600
ILLINOIS—0.56%
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue, Series A
6.90%, 12/01/22	690,000	743,102
Illinois State, General Obligations Unlimited
4.07%, 01/01/14	500,000	504,980
4.42%, 01/01/15	500,000	504,875
5.10%, 06/01/33	1,785,000	1,538,599
6.73%, 04/01/35	100,000	104,543

		3,396,099
MASSACHUSETTS—0.04%
Massachusetts State School Building Authority Dedicated Sales Tax Revenue
5.72%, 08/15/31	205,000	215,457

		215,457

NEW JERSEY—0.24%
New Jersey Economic Development Authority Lease Revenue, Series A (NPFGC Insured)
7.43%, 02/15/29	500,000	557,540
New Jersey State Turnpike Authority Revenue, Series F
7.41%, 01/01/37	735,000	889,607

		1,447,147
NEW YORK—0.09%
Metropolitan Transportation Authority NY Dedicated Tax Fund Revenue
7.34%, 11/15/37	250,000	303,330
New York State Dormitory Authority State Personal Income Tax Revenue
5.63%, 03/15/26	250,000	251,892

		555,222
TEXAS—0.18%
Dallas, Texas Area Rapid Transit Sales Tax Revenue
6.00%, 12/01/35	250,000	274,745
North Texas Tollway Authority Revenue
6.72%, 01/01/40	500,000	542,195
Texas State, General Obligations Unlimited
5.52%, 04/01/30	250,000	257,188

		1,074,128
UTAH—0.13%
Utah State, General Obligations Unlimited
4.55%, 07/01/24	750,000	782,760

		782,760

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $13,171,947)		13,157,844

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.71%

MONEY MARKET FUNDS—4.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(e)(f)	19,861,047	19,861,047
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(e)(f)	4,182,040	4,182,040
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(e)	4,318,956	4,318,956

		28,362,043

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,362,043)		28,362,043

TOTAL INVESTMENTS IN SECURITIES—102.67%
(Cost: $588,514,736)	618,797,475
Other Assets, Less Liabilities—(2.67)%	(16,076,104)

NET ASSETS—100.00%	$602,721,371

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Investments are denominated in U.S. dollars.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2010

Security	Principal	Value

CORPORATE BONDS & NOTES—35.14%

AEROSPACE & DEFENSE—0.37%
Boeing Co. (The)
5.00%, 03/15/14	$300,000	$328,066
Lockheed Martin Corp.
6.15%, 09/01/36	101,000	115,102
United Technologies Corp.
6.05%, 06/01/36	101,000	110,546

		553,714
AGRICULTURE—0.44%
Altria Group Inc.
10.20%, 02/06/39	230,000	297,015
Archer-Daniels-Midland Co.
5.38%, 09/15/35	61,000	61,874
Philip Morris International Inc.
5.65%, 05/16/18	230,000	249,831
Reynolds American Inc.
7.25%, 06/15/37	51,000	50,572

		659,292
AUTO MANUFACTURERS—0.30%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	404,000	449,483

		449,483
BANKS—6.27%
Bank of America Corp.
4.88%, 01/15/13	202,000	208,932
5.65%, 05/01/18	500,000	501,364
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	3,500,000	3,645,025
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	230,000	244,596
Barclays Bank PLC
5.20%, 07/10/14	250,000	258,845
BB&T Corp.
6.85%, 04/30/19	184,000	209,567
Credit Suisse New York
5.30%, 08/13/19	100,000	102,139
Deutsche Bank AG London
6.00%, 09/01/17	202,000	216,601
HSBC Holdings PLC
6.50%, 05/02/36	202,000	206,561
KfW
2.00%, 01/17/12	500,000	506,941
5.13%, 03/14/16(a)	605,000	674,687
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	202,000	223,857
National City Corp.
4.90%, 01/15/15	230,000	244,087

Oesterreichische Kontrollbank AG
4.75%, 10/16/12	250,000	268,537
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	104,000	100,070
SunTrust Banks Inc.
5.25%, 11/05/12	94,000	98,273
UBS AG Stamford
5.88%, 12/20/17	250,000	260,326
US Bank N.A.
4.80%, 04/15/15	184,000	198,029
Wachovia Corp./Wells Fargo & Co.
5.30%, 10/15/11	303,000	317,577
5.75%, 06/15/17(a)	505,000	542,524
Wells Fargo & Co.
5.63%, 12/11/17	200,000	214,151
Westpac Banking Corp.
4.20%, 02/27/15	125,000	128,229

		9,370,918
BEVERAGES—0.74%
Anheuser-Busch InBev Worldwide Inc.
4.13%, 01/15/15	300,000	308,548
Coca-Cola Co. (The)
5.35%, 11/15/17	103,000	115,724
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	61,000	82,913
Diageo Capital PLC
5.88%, 09/30/36	81,000	86,708
Pepsi Bottling Group Inc.
7.00%, 03/01/29	101,000	123,685
PepsiCo Inc.
7.90%, 11/01/18	300,000	381,521

		1,099,099
BIOTECHNOLOGY—0.17%
Amgen Inc.
5.70%, 02/01/19	230,000	259,175

		259,175
BUILDING MATERIALS—0.14%
CRH America Inc.
5.30%, 10/15/13	202,000	214,835

		214,835
CHEMICALS—0.35%
Dow Chemical Co. (The)
6.00%, 10/01/12	404,000	435,025
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	81,000	89,190

		524,215
COMMERCIAL SERVICES—0.12%
McKesson Corp.
5.70%, 03/01/17	61,000	66,866
Western Union Co. (The)
5.25%, 04/01/20(b)	108,000	111,313

		178,179
COMPUTERS—0.57%
Hewlett-Packard Co.
4.75%, 06/02/14	275,000	298,964
International Business Machines Corp.
4.75%, 11/29/12	202,000	217,574

5.70%, 09/14/17	300,000	339,920

		856,458
COSMETICS & PERSONAL CARE—0.22%
Procter & Gamble Co. (The)
4.60%, 01/15/14	250,000	271,219
5.55%, 03/05/37	51,000	54,162

		325,381
DIVERSIFIED FINANCIAL SERVICES—6.25%
American Express Co.
6.80%, 09/01/16	81,000	75,330
8.15%, 03/19/38	303,000	391,976
Associates Corp. of North America
6.95%, 11/01/18	303,000	315,572
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	202,000	219,739
BP Capital Markets PLC
5.25%, 11/07/13	300,000	322,952
Capital One Bank (USA) N.A.
8.80%, 07/15/19	250,000	298,484
Capital One Financial Corp.
5.70%, 09/15/11	202,000	211,363
Citigroup Inc.
6.00%, 10/31/33	202,000	172,300
6.13%, 11/21/17	250,000	255,533
8.50%, 05/22/19	230,000	269,347
Countrywide Financial Corp.
5.80%, 06/07/12	101,000	106,050
Credit Suisse (USA) Inc.
5.38%, 03/02/16	222,000	241,084
Eksportfinans A/S
3.00%, 11/17/14	234,000	238,438
General Electric Capital Corp.
5.63%, 09/15/17	303,000	317,136
5.88%, 01/14/38	202,000	190,280
6.75%, 03/15/32	283,000	292,111
Goldman Sachs Capital Trust II
5.79%, 06/01/12	94,000	71,440
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	293,000	297,527
6.15%, 04/01/18	200,000	205,528
6.60%, 01/15/12(a)	234,000	246,524
6.75%, 10/01/37	367,000	346,447
HSBC Finance Corp.
5.50%, 01/19/16	505,000	541,511
Jefferies Group Inc.
8.50%, 07/15/19(a)	187,000	211,641
John Deere Capital Corp.
7.00%, 03/15/12	152,000	167,166
JPMorgan Chase & Co.
5.38%, 10/01/12	303,000	325,577
5.75%, 01/02/13	303,000	330,350
JPMorgan Chase Capital XV
5.88%, 03/15/35	454,000	390,903
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	202,000	213,776
6.11%, 01/29/37	300,000	260,764
6.40%, 08/28/17	303,000	308,118
Morgan Stanley
4.75%, 04/01/14	250,000	247,819
5.75%, 10/18/16	555,000	556,250

6.00%, 04/28/15	187,000	192,573
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	293,000	321,256
SLM Corp.
5.38%, 05/15/14	202,000	183,820

		9,336,685
ELECTRIC—2.41%
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	300,000	296,923
Constellation Energy Group Inc.
4.55%, 06/15/15	152,000	157,880
Dominion Resources Inc.
5.15%, 07/15/15	293,000	317,609
Duke Capital LLC
6.25%, 02/15/13	152,000	164,357
Duke Energy Corp.
6.25%, 01/15/12	101,000	109,193
Duke Energy Ohio Inc.
5.45%, 04/01/19	300,000	328,439
Exelon Corp.
4.90%, 06/15/15	162,000	171,616
Exelon Generation Co. LLC
5.35%, 01/15/14	152,000	163,621
FirstEnergy Corp.
7.38%, 11/15/31	202,000	211,000
Florida Power & Light Co.
5.95%, 02/01/38	94,000	100,370
FPL Group Capital Inc.
5.63%, 09/01/11	101,000	106,156
Indiana Michigan Power Co.
7.00%, 03/15/19	184,000	212,645
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	202,000	207,392
Oncor Electric Delivery Co.
7.00%, 09/01/22	101,000	116,257
Pacific Gas & Electric Co.
4.80%, 03/01/14	182,000	197,562
6.05%, 03/01/34	100,000	104,899
PSEG Power LLC
8.63%, 04/15/31	61,000	78,855
Southern California Edison Co.
6.00%, 01/15/34(a)	142,000	151,878
Southern Power Co. Series B
6.25%, 07/15/12	250,000	272,042
Xcel Energy Inc.
6.50%, 07/01/36	125,000	134,543

		3,603,237
ELECTRICAL COMPONENTS & EQUIPMENT—0.17%
Emerson Electric Co.
4.25%, 11/15/20(a)	250,000	257,320

		257,320
ENVIRONMENTAL CONTROL—0.03%
Waste Management Inc.
7.00%, 07/15/28	41,000	46,364

		46,364

FOOD—0.58%
Kellogg Co.
4.15%, 11/15/19(a)	200,000	204,619
Kraft Foods Inc.
6.13%, 02/01/18	300,000	332,195
Kroger Co. (The)
5.50%, 02/01/13	101,000	109,194
Unilever Capital Corp.
5.90%, 11/15/32	202,000	220,001

		866,009
FOREST PRODUCTS & PAPER—0.18%
International Paper Co.
7.30%, 11/15/39(a)	250,000	266,765

		266,765
GAS—0.12%
ONEOK Inc.
6.00%, 06/15/35	61,000	58,551
Sempra Energy
6.00%, 10/15/39	125,000	126,353

		184,904
HEALTH CARE - PRODUCTS—0.11%
Johnson & Johnson
5.55%, 08/15/17	150,000	169,875

		169,875
HEALTH CARE - SERVICES—0.52%
Aetna Inc.
6.75%, 12/15/37	250,000	272,558
UnitedHealth Group Inc.
5.38%, 03/15/16(a)	230,000	245,498
5.80%, 03/15/36	51,000	48,566
WellPoint Inc.
5.25%, 01/15/16	200,000	212,456

		779,078
HOUSEHOLD PRODUCTS & WARES—0.20%
Kimberly-Clark Corp.
6.13%, 08/01/17	253,000	292,056

		292,056
INSURANCE—1.31%
Allstate Corp. (The)
5.55%, 05/09/35	202,000	191,027
American International Group Inc.
5.45%, 05/18/17	250,000	210,000
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	202,000	218,909
Chubb Corp.
5.75%, 05/15/18	150,000	163,403
6.38%, 04/15/17	94,000	88,360
MetLife Inc.
5.00%, 06/15/15	404,000	424,126
Prudential Financial Inc.
5.70%, 12/14/36	101,000	94,822
Prudential Financial Inc. Series D
4.75%, 09/17/15	200,000	204,675
Travelers Companies Inc. (The)
5.80%, 05/15/18	250,000	273,169
6.25%, 03/15/17	94,000	87,420

		1,955,911

IRON & STEEL—0.20%
ArcelorMittal
9.85%, 06/01/19	250,000	304,368

		304,368
MACHINERY—0.30%
Caterpillar Inc.
5.70%, 08/15/16	404,000	445,914

		445,914
MANUFACTURING—0.69%
General Electric Co.
5.00%, 02/01/13	404,000	432,669
Honeywell International Inc.
5.00%, 02/15/19	250,000	272,898
Tyco International Ltd.
6.88%, 01/15/21	275,000	323,136

		1,028,703
MEDIA—1.52%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	293,000	338,282
Comcast Corp.
6.45%, 03/15/37	202,000	204,007
News America Inc.
5.30%, 12/15/14	293,000	320,080
Time Warner Cable Inc.
6.55%, 05/01/37	81,000	81,803
7.50%, 04/01/14	230,000	265,388
Time Warner Inc.
6.88%, 05/01/12	162,000	176,821
7.70%, 05/01/32	202,000	229,550
Viacom Inc.
6.25%, 04/30/16	101,000	112,012
7.88%, 07/30/30	202,000	218,135
Walt Disney Co. (The)
6.38%, 03/01/12	293,000	316,587

		2,262,665
MINING—0.70%
Alcoa Inc.
5.55%, 02/01/17(a)	61,000	59,475
5.95%, 02/01/37	61,000	50,478
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	293,000	314,826
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	255,000	277,313
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19	138,000	174,961
Vale Overseas Ltd.
6.25%, 01/23/17	152,000	163,440

		1,040,493
MULTI-NATIONAL—1.16%
Asian Development Bank
2.75%, 05/21/14	459,000	470,792
European Investment Bank
4.63%, 05/15/14	605,000	658,910
Inter-American Development Bank
5.13%, 09/13/16(a)	303,000	341,373
International Bank for Reconstruction and Development
2.00%, 04/02/12	250,000	254,226

		1,725,301

OFFICE & BUSINESS EQUIPMENT—0.14%
Xerox Corp.
6.88%, 08/15/11	202,000	213,077

		213,077
OIL & GAS—1.71%
Anadarko Petroleum Corp.
5.95%, 09/15/16	202,000	215,170
Apache Corp.
5.25%, 04/15/13	101,000	109,990
Canadian Natural Resources Ltd.
6.25%, 03/15/38	61,000	62,781
ConocoPhillips Holding Co.
6.95%, 04/15/29	404,000	481,727
Devon Energy Corp.
7.95%, 04/15/32	202,000	256,267
EnCana Holdings Finance Corp.
5.80%, 05/01/14	300,000	327,900
Hess Corp.
7.13%, 03/15/33(a)	51,000	58,270
Pemex Project Funding Master Trust
6.63%, 06/15/35	202,000	197,960
Petrobras International Finance Co.
5.75%, 01/20/20	234,000	232,732
Shell International Finance BV
6.38%, 12/15/38	100,000	111,881
Suncor Energy Inc.
6.10%, 06/01/18	150,000	164,120
Valero Energy Corp.
7.50%, 04/15/32	101,000	101,841
XTO Energy Inc.
6.38%, 06/15/38	202,000	232,822

		2,553,461
OIL & GAS SERVICES—0.13%
Weatherford International Ltd.
9.63%, 03/01/19	150,000	186,504

		186,504
PHARMACEUTICALS—1.62%
Abbott Laboratories
5.88%, 05/15/16	101,000	115,537
AmerisourceBergen Corp.
5.88%, 09/15/15	101,000	114,301
AstraZeneca PLC
5.40%, 09/15/12	202,000	219,821
Bristol-Myers Squibb Co.
5.88%, 11/15/36	101,000	108,139
Eli Lilly and Co.
5.55%, 03/15/37	81,000	83,622
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	358,000	398,265
Merck & Co. Inc.
4.75%, 03/01/15	300,000	327,218
Pfizer Inc.
7.20%, 03/15/39	230,000	284,163
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	300,000	330,180
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	101,000	108,201

Wyeth
5.50%, 02/01/14	293,000	326,313

		2,415,760
PIPELINES—0.73%
Energy Transfer Partners
5.65%, 08/01/12(a)	250,000	266,033
Enterprise Products Operating LP
5.60%, 10/15/14	222,000	239,328
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	142,000	136,414
TransCanada PipeLines Ltd.
7.13%, 01/15/19	184,000	215,377
Williams Partners LP
5.25%, 03/15/20(b)	234,000	234,745

		1,091,897
REAL ESTATE INVESTMENT TRUSTS—0.39%
ERP Operating LP
5.25%, 09/15/14	234,000	248,239
HCP Inc.
6.70%, 01/30/18	234,000	244,563
ProLogis
5.63%, 11/15/16	101,000	95,628

		588,430
RETAIL—1.26%
Costco Wholesale Corp.
5.50%, 03/15/17	81,000	90,419
CVS Caremark Corp.
6.13%, 08/15/16	61,000	69,091
Home Depot Inc. (The)
5.40%, 03/01/16	202,000	220,162
5.88%, 12/16/36	103,000	100,348
McDonald's Corp.
5.35%, 03/01/18	200,000	221,252
Target Corp.
7.00%, 01/15/38	303,000	361,220
Wal-Mart Stores Inc.
4.55%, 05/01/13	757,000	817,173

		1,879,665
SOFTWARE—0.15%
Oracle Corp.
5.25%, 01/15/16	202,000	224,782

		224,782
TELECOMMUNICATIONS—2.31%
AT&T Inc.
6.55%, 02/15/39	300,000	318,100
BellSouth Corp.
6.00%, 11/15/34	202,000	198,908
British Telecom PLC
9.63%, 12/15/30	81,000	101,773
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	230,000	254,415
Cisco Systems Inc.
4.45%, 01/15/20	200,000	206,218
5.50%, 02/22/16	101,000	113,898
Deutsche Telekom International Finance BV
8.75%, 06/15/30	61,000	76,482
Embarq Corp.
7.08%, 06/01/16	202,000	217,068

France Telecom SA
8.50%, 03/01/31	202,000	268,148
Qwest Corp.
6.88%, 09/15/33	31,000	28,675
8.88%, 03/15/12	81,000	86,670
Rogers Wireless Inc.
6.38%, 03/01/14	61,000	68,360
SBC Communications Inc./AT&T Inc.
5.88%, 02/01/12	404,000	434,121
Telecom Italia Capital SA
5.25%, 10/01/15	230,000	228,391
Telefonica Europe BV
8.25%, 09/15/30	202,000	239,673
Verizon Communications Inc.
5.55%, 02/15/16	202,000	223,722
7.35%, 04/01/39	184,000	214,421
Vodafone Group PLC
5.75%, 03/15/16	162,000	177,333

		3,456,376
TRANSPORTATION—0.56%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	202,000	215,256
Norfolk Southern Corp.
7.05%, 05/01/37	51,000	61,449
Union Pacific Corp.
7.88%, 01/15/19	230,000	284,840
United Parcel Service Inc.
4.50%, 01/15/13	250,000	268,926

		830,471

TOTAL CORPORATE BONDS & NOTES
(Cost: $50,002,060)		52,496,820

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(c)—2.89%
Brazil (Federative Republic of)
6.00%, 01/17/17	300,000	325,200
8.00%, 01/15/18	762,667	871,728
Export Development Canada
3.13%, 04/24/14(a)	204,000	212,374
Italy (Republic of)
4.50%, 01/21/15	560,000	574,004
Ontario (Province of)
4.95%, 11/28/16	440,000	484,208
Peru (Republic of)
7.13%, 03/30/19	250,000	291,875
Poland (Republic of)
6.38%, 07/15/19	250,000	271,250
Quebec (Province of)
5.00%, 03/01/16(a)	202,000	224,030
7.50%, 09/15/29	202,000	269,889
United Mexican States
6.38%, 01/16/13	293,000	319,370
7.50%, 04/08/33	404,000	478,740

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $4,199,655)		4,322,668

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.32%

ILLINOIS—0.32%
Illinois State, General Obligations Unlimited
5.10%, 06/01/33	560,000	482,698

		482,698

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $513,122)		482,698

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—58.74%

U.S. GOVERNMENT AGENCY OBLIGATIONS—9.85%
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12	1,634,000	1,669,705
4.50%, 01/15/13(a)	2,274,000	2,460,165
4.50%, 01/15/15(a)	1,750,000	1,921,117
4.88%, 06/13/18(a)	504,000	556,295
Federal National Mortgage Association
1.25%, 06/22/12(a)	4,667,000	4,687,185
5.00%, 04/15/15(a)	1,960,000	2,195,876
6.63%, 11/15/30	980,000	1,228,679

		14,719,022
U.S. GOVERNMENT OBLIGATIONS—48.89%
U.S. Treasury Bonds
4.38%, 05/15/40	700,000	718,809
4.50%, 02/15/36	467,000	491,611
4.50%, 08/15/39	3,668,000	3,837,241
4.63%, 02/15/40	234,000	249,898
7.63%, 02/15/25	3,080,000	4,383,364
8.13%, 08/15/19	1,820,000	2,530,200
U.S. Treasury Notes
1.38%, 04/15/12(a)	9,142,000	9,257,830
1.38%, 09/15/12	9,455,000	9,555,507
2.50%, 04/30/15(a)	2,987,000	3,046,830
3.25%, 03/31/17	392,000	404,811
3.63%, 08/15/19	8,540,000	8,772,886
4.63%, 12/31/11	8,011,000	8,517,936
4.63%, 11/15/16(a)	8,526,000	9,549,631
4.75%, 05/15/14(a)	10,500,000	11,723,356

		73,039,910

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $85,477,822)		87,758,932

Security	Shares	Value

SHORT-TERM INVESTMENTS—27.68%

MONEY MARKET FUNDS—27.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	32,258,894	32,258,894
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(d)(e)(f)	6,792,592	6,792,592
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	2,312,844	2,312,844

		41,364,330

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,364,330)		41,364,330

TOTAL INVESTMENTS IN SECURITIES—124.77%
(Cost: $181,556,989)		186,425,448
Other Assets, Less Liabilities—(24.77)%		(37,011,929)

NET ASSETS—100.00%		$149,413,519

FDIC - Federal Deposit Insurance Corp.

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Investments are denominated in U.S. dollars.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2010

Security	Principal	Value

CORPORATE BONDS & NOTES—90.99%

ADVERTISING—0.04%
Omnicom Group Inc.
6.25%, 07/15/19	$1,000,000	$1,105,570

		1,105,570
AEROSPACE & DEFENSE—1.04%
Boeing Co. (The)
1.88%, 11/20/12(a)	4,000,000	4,052,254
4.88%, 02/15/20	750,000	792,665
6.00%, 03/15/19	2,550,000	2,903,136
Embraer Overseas Ltd.
6.38%, 01/15/20	1,750,000	1,775,550
General Dynamics Corp.
4.25%, 05/15/13	2,500,000	2,679,807
5.25%, 02/01/14	1,174,000	1,301,579
L-3 Communications Corp.
5.20%, 10/15/19	800,000	825,954
Lockheed Martin Corp.
4.25%, 11/15/19	1,250,000	1,268,868
Northrop Grumman Corp.
3.70%, 08/01/14	2,500,000	2,587,732
Raytheon Co.
4.40%, 02/15/20(a)	2,550,000	2,619,669
6.40%, 12/15/18	500,000	579,950
Rockwell Collins Inc.
5.25%, 07/15/19	200,000	214,890
United Technologies Corp.
4.88%, 05/01/15	3,000,000	3,298,329
6.13%, 02/01/19	1,711,000	1,994,609

		26,894,992
AGRICULTURE—1.02%
Altria Group Inc.
8.50%, 11/10/13	2,750,000	3,217,175
9.25%, 08/06/19	2,625,000	3,116,607
9.70%, 11/10/18	2,555,000	3,097,062
Archer-Daniels-Midland Co.
5.45%, 03/15/18(a)	750,000	835,065
Bunge Limited Finance Corp.
5.35%, 04/15/14	2,375,000	2,484,418
8.50%, 06/15/19	400,000	464,243
Lorillard Tobacco Co.
6.88%, 05/01/20	1,000,000	990,564
8.13%, 06/23/19	1,000,000	1,098,692
Philip Morris International Inc.
4.50%, 03/26/20	1,750,000	1,735,378
4.88%, 05/16/13	1,950,000	2,096,125
5.65%, 05/16/18	3,333,000	3,620,375
Reynolds American Inc.
6.75%, 06/15/17	1,322,000	1,389,338
7.25%, 06/01/13	1,950,000	2,130,812

		26,275,854

AIRLINES—0.08%
Southwest Airlines Co.
5.75%, 12/15/16(a)	2,000,000	2,070,794

		2,070,794
AUTO MANUFACTURERS—0.23%
DaimlerChrysler North America Holding Corp.
5.75%, 09/08/11	2,000,000	2,091,792
6.50%, 11/15/13	3,333,000	3,708,231

		5,800,023
AUTO PARTS & EQUIPMENT—0.09%
Johnson Controls Inc.
5.50%, 01/15/16	2,200,000	2,428,484

		2,428,484
BANKS—14.32%
American Express Bank FSB
5.55%, 10/17/12	5,004,000	5,404,015
6.00%, 09/13/17	750,000	809,198
American Express Centurion Bank
6.00%, 09/13/17	1,250,000	1,348,664
Bank of America Corp.
4.88%, 01/15/13	8,720,000	9,019,250
5.38%, 08/15/11	2,000,000	2,079,079
5.42%, 03/15/17	1,500,000	1,467,752
5.49%, 03/15/19	2,250,000	2,163,967
5.65%, 05/01/18	6,475,000	6,492,670
5.75%, 12/01/17	5,500,000	5,581,558
6.50%, 08/01/16	2,250,000	2,382,848
7.38%, 05/15/14	5,000,000	5,515,231
7.63%, 06/01/19	1,750,000	1,990,440
Bank of America N.A. Series BKNT
5.30%, 03/15/17(a)	2,000,000	1,960,141
6.10%, 06/15/17	5,100,000	5,200,215
Bank of New York Mellon Corp. (The)
3.10%, 01/15/15	500,000	508,604
4.30%, 05/15/14	2,000,000	2,126,918
4.60%, 01/15/20	2,125,000	2,156,952
4.95%, 11/01/12	3,333,000	3,601,942
5.45%, 05/15/19	1,500,000	1,603,367
Bank of Nova Scotia
2.25%, 01/22/13	1,000,000	1,004,016
3.40%, 01/22/15	2,000,000	2,021,290
Barclays Bank PLC
2.50%, 01/23/13	3,900,000	3,836,741
5.00%, 09/22/16	2,000,000	1,977,399
5.13%, 01/08/20	4,250,000	4,054,016
5.20%, 07/10/14	2,000,000	2,070,763
5.45%, 09/12/12	3,750,000	3,969,143
6.75%, 05/22/19	1,750,000	1,870,569
BB&T Corp.
3.85%, 07/27/12	1,000,000	1,031,636
5.20%, 12/23/15	1,137,000	1,221,926
5.25%, 11/01/19	1,000,000	1,014,349
5.70%, 04/30/14	2,700,000	2,956,679
BNP Paribas SA
2.13%, 12/21/12	2,250,000	2,230,027
Charter One Bank N.A.
6.38%, 05/15/12	1,000,000	1,034,029
China Development Bank
5.00%, 10/15/15	1,000,000	1,054,347
Comerica Bank
5.20%, 08/22/17	2,700,000	2,714,958

Credit Suisse
5.40%, 01/14/20	2,000,000	1,955,036
Credit Suisse New York
3.45%, 07/02/12	2,000,000	2,043,056
5.00%, 05/15/13	7,000,000	7,425,142
5.30%, 08/13/19	1,500,000	1,532,080
6.00%, 02/15/18	1,000,000	1,056,276
Deutsche Bank AG London
2.38%, 01/11/13	2,000,000	1,976,602
3.45%, 03/30/15	2,000,000	1,977,905
4.88%, 05/20/13	2,000,000	2,109,113
5.38%, 10/12/12	4,000,000	4,263,638
6.00%, 09/01/17	5,004,000	5,365,692
Discover Bank
7.00%, 04/15/20	500,000	496,227
8.70%, 11/18/19	1,000,000	1,101,182
Export-Import Bank of Korea (The)
5.50%, 10/17/12	2,550,000	2,724,884
8.13%, 01/21/14	3,150,000	3,549,469
Fifth Third Bancorp
4.50%, 06/01/18	500,000	467,804
5.45%, 01/15/17	1,300,000	1,313,868
6.25%, 05/01/13(a)	1,500,000	1,620,193
Fifth Third Capital Trust IV
6.50%, 04/15/17	500,000	400,000
HSBC Bank (USA) N.A.
4.63%, 04/01/14	2,500,000	2,627,363
HSBC Holdings PLC
5.25%, 12/12/12	1,711,000	1,819,806
ICICI Bank Ltd.
6.63%, 10/03/12(b)	1,500,000	1,571,250
JPMorgan Chase Bank N.A. Series BKNT
6.00%, 10/01/17	6,341,000	6,743,396
KeyBank N.A.
5.45%, 03/03/16	1,536,000	1,550,529
5.70%, 08/15/12(a)	1,350,000	1,404,000
KfW
1.25%, 06/15/12(a)	2,000,000	1,998,719
1.88%, 01/14/13	2,500,000	2,513,816
2.00%, 01/17/12	5,500,000	5,576,355
2.63%, 03/03/15	5,100,000	5,118,765
2.75%, 10/21/14	2,500,000	2,527,942
3.25%, 10/14/11	7,000,000	7,205,794
3.25%, 03/15/13	6,750,000	7,028,736
3.50%, 05/16/13	6,500,000	6,801,919
3.50%, 03/10/14	9,350,000	9,800,836
3.75%, 06/27/11	13,000,000	13,388,765
4.00%, 01/27/20	3,500,000	3,571,289
4.50%, 07/16/18	6,047,000	6,467,848
4.75%, 05/15/12	1,500,000	1,599,671
4.88%, 01/17/17	6,000,000	6,609,196
4.88%, 06/17/19	3,000,000	3,283,426
Landeskreditbank Baden-Wuerttemberg - Foerderbank
4.88%, 01/13/12(a)	1,200,000	1,268,055
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	6,010,000	6,660,294
Manufacturers and Traders Trust Co.
6.63%, 12/04/17(a)	1,000,000	1,103,579
Mellon Funding Corp.
6.40%, 05/14/11	2,700,000	2,826,369
National City Corp.
4.90%, 01/15/15(a)	1,322,000	1,402,972
Northern Trust Corp.
4.63%, 05/01/14	1,000,000	1,063,370

Oesterreichische Kontrollbank AG
3.13%, 10/14/11(a)	2,750,000	2,820,893
4.75%, 10/16/12	3,333,000	3,580,133
4.88%, 02/16/16(a)	4,250,000	4,680,266
5.00%, 04/25/17	1,800,000	1,984,971
PNC Funding Corp.
4.25%, 09/21/15(c)	750,000	782,491
5.13%, 02/08/20(c)	1,500,000	1,524,980
5.25%, 11/15/15(c)	3,837,000	4,157,667
5.40%, 06/10/14(c)	3,000,000	3,247,249
5.63%, 02/01/17(c)	1,750,000	1,846,111
Regions Bank
7.50%, 05/15/18	1,000,000	1,011,496
Regions Financial Corp.
7.75%, 11/10/14	750,000	798,941
Royal Bank of Canada
2.10%, 07/29/13	500,000	497,841
5.65%, 07/20/11	1,000,000	1,040,940
Royal Bank of Canada,New York
2.25%, 03/15/13	500,000	504,545
Royal Bank of Scotland Group PLC
4.88%, 03/16/15	2,250,000	2,205,074
5.00%, 10/01/14	1,833,000	1,763,737
5.05%, 01/08/15	2,000,000	1,878,440
6.40%, 10/21/19	1,000,000	985,668
Sovereign Bank
5.13%, 03/15/13	4,250,000	4,292,500
8.75%, 05/30/18	250,000	283,718
State Street Corp.
4.30%, 05/30/14(a)	1,500,000	1,587,379
5.25%, 10/15/18	1,000,000	1,058,509
SunTrust Bank
5.45%, 12/01/17(a)	1,300,000	1,283,815
6.00%, 09/11/17	750,000	776,440
Swedish Export Credit Corp.
3.25%, 09/16/14	1,500,000	1,539,488
U.S. Bancorp
2.88%, 11/20/14	500,000	499,455
UBS AG
3.88%, 01/15/15	1,500,000	1,504,611
UBS AG Stamford
5.75%, 04/25/18	500,000	517,406
5.88%, 12/20/17	5,033,000	5,240,890
UBS AG Stamford Series 10
5.88%, 07/15/16	2,250,000	2,419,919
UBS Preferred Funding Trust V Series 1
6.24%, 05/15/16	1,300,000	1,118,000
US Bank N.A.
4.80%, 04/15/15	1,692,000	1,821,006
6.38%, 08/01/11	4,250,000	4,494,470
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	4,192,000	4,346,328
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	2,750,000	2,880,460
5.30%, 10/15/11	3,333,000	3,493,346
5.50%, 05/01/13	6,000,000	6,451,854
5.63%, 10/15/16	2,750,000	2,903,069
5.75%, 06/15/17	3,900,000	4,189,789
5.75%, 02/01/18	1,900,000	2,020,010
Wells Fargo & Co.
5.00%, 11/15/14	1,000,000	1,040,379
5.13%, 09/01/12	4,000,000	4,220,497
5.13%, 09/15/16	1,250,000	1,284,987
5.30%, 08/26/11	5,000,000	5,226,331
5.63%, 12/11/17	3,897,000	4,172,727

Wells Fargo Bank N.A.
4.75%, 02/09/15	4,000,000	4,161,412
5.75%, 05/16/16	900,000	957,916
Wells Fargo Capital XV
9.75%, 09/26/13	1,500,000	1,597,500
Westpac Banking Corp.
2.25%, 11/19/12	3,750,000	3,746,820
4.20%, 02/27/15	1,000,000	1,025,834
4.63%, 06/01/18	1,650,000	1,587,924

		369,443,158
BEVERAGES—1.95%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	2,670,000	2,839,466
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12	2,000,000	2,051,453
4.13%, 01/15/15	4,000,000	4,113,967
5.38%, 01/15/20	3,000,000	3,129,877
Bottling Group LLC
5.50%, 04/01/16	1,322,000	1,478,758
6.95%, 03/15/14	2,500,000	2,924,240
Coca-Cola Co. (The)
3.63%, 03/15/14	1,950,000	2,059,831
5.35%, 11/15/17	2,500,000	2,808,830
Coca-Cola Enterprises Inc.
7.38%, 03/03/14	3,400,000	4,030,592
Diageo Capital PLC
7.38%, 01/15/14	2,750,000	3,216,494
Diageo Finance BV
5.30%, 10/28/15	3,333,000	3,660,426
5.50%, 04/01/13	4,250,000	4,648,710
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18	1,500,000	1,761,638
PepsiAmericas Inc.
4.38%, 02/15/14	2,500,000	2,673,889
PepsiCo Inc.
4.50%, 01/15/20	1,500,000	1,556,196
4.65%, 02/15/13(a)	3,333,000	3,601,740
5.00%, 06/01/18	1,950,000	2,109,288
7.90%, 11/01/18	1,322,000	1,681,235

		50,346,630
BIOTECHNOLOGY—0.52%
Amgen Inc.
4.85%, 11/18/14	2,500,000	2,741,013
5.70%, 02/01/19	1,711,000	1,928,040
Biogen Idec Inc.
6.00%, 03/01/13(a)	4,250,000	4,619,994
Genentech Inc.
4.75%, 07/15/15	2,000,000	2,171,799
Life Technologies Corp.
4.40%, 03/01/15	2,000,000	2,055,862

		13,516,708
BUILDING MATERIALS—0.24%
CRH America Inc.
5.30%, 10/15/13	1,666,000	1,771,859
6.00%, 09/30/16	2,200,000	2,386,046
Lafarge SA
6.15%, 07/15/11	750,000	776,394
Owens Corning
9.00%, 06/15/19	1,140,000	1,333,800

		6,268,099

CHEMICALS—1.54%
Dow Chemical Co. (The)
4.85%, 08/15/12	1,950,000	2,048,297
5.70%, 05/15/18	2,500,000	2,530,830
5.90%, 02/15/15	750,000	810,485
6.00%, 10/01/12	1,322,000	1,423,523
7.60%, 05/15/14	900,000	1,027,998
8.55%, 05/15/19	1,750,000	2,068,167
E.I. du Pont de Nemours and Co.
4.63%, 01/15/20(a)	4,250,000	4,423,522
5.00%, 01/15/13	1,666,000	1,811,201
5.88%, 01/15/14	3,400,000	3,819,889
6.00%, 07/15/18	2,250,000	2,558,331
Lubrizol Corp.
8.88%, 02/01/19	1,076,000	1,314,723
Potash Corp. of Saskatchewan Inc.
5.25%, 05/15/14	2,750,000	3,008,020
PPG Industries Inc.
5.75%, 03/15/13	2,000,000	2,177,214
6.65%, 03/15/18(a)	584,000	665,433
Praxair Inc.
3.25%, 09/15/15	1,950,000	1,983,085
5.25%, 11/15/14	1,666,000	1,850,512
6.38%, 04/01/12	4,250,000	4,648,738
Rohm and Haas Co.
6.00%, 09/15/17	1,076,000	1,113,981
Sherwin-Williams Co. (The)
3.13%, 12/15/14	500,000	505,789

		39,789,738
COMMERCIAL SERVICES—0.64%
Block Financial LLC
5.13%, 10/30/14	1,000,000	1,053,300
Duke University
4.20%, 04/01/14	1,554,000	1,668,063
Emory University
5.63%, 09/01/19	1,000,000	1,107,741
McKesson Corp.
5.70%, 03/01/17	1,617,000	1,772,490
Princeton University Series A
4.95%, 03/01/19	500,000	538,345
R.R. Donnelley & Sons Co.
4.95%, 04/01/14	1,000,000	1,020,000
6.13%, 01/15/17	1,617,000	1,600,830
Stanford University
3.63%, 05/01/14	3,000,000	3,158,107
4.75%, 05/01/19	318,000	339,270
Vanderbilt University
5.25%, 04/01/19	750,000	814,725
Western Union Co. (The)
5.25%, 04/01/20(b)	802,000	826,604
5.40%, 11/17/11	572,000	605,098
5.93%, 10/01/16	750,000	832,399
Yale University
2.90%, 10/15/14	1,000,000	1,023,923

		16,360,895
COMPUTERS—1.33%
Computer Sciences Corp.
5.50%, 03/15/13	2,000,000	2,147,014
6.50%, 03/15/18	1,000,000	1,095,293
Dell Inc.
4.70%, 04/15/13	1,500,000	1,617,159
5.88%, 06/15/19	750,000	837,326
Electronic Data Systems Corp. Series B
6.00%, 08/01/13	2,000,000	2,248,002

Hewlett-Packard Co.
4.25%, 02/24/12	1,450,000	1,522,035
4.50%, 03/01/13	2,750,000	2,960,386
6.13%, 03/01/14	5,388,000	6,092,859
IBM International Group Capital LLC
5.05%, 10/22/12	2,550,000	2,756,497
International Business Machines Corp.
4.75%, 11/29/12	3,333,000	3,589,970
5.70%, 09/14/17	750,000	849,800
6.50%, 10/15/13	2,500,000	2,870,100
7.63%, 10/15/18	2,990,000	3,777,385
8.38%, 11/01/19	1,125,000	1,502,111
Lexmark International Inc.
6.65%, 06/01/18	500,000	515,000

		34,380,937
COSMETICS & PERSONAL CARE—0.57%
Avon Products Inc.
5.63%, 03/01/14	1,000,000	1,096,079
6.50%, 03/01/19	1,000,000	1,146,684
Colgate-Palmolive Co. Series F
3.15%, 08/05/15	4,000,000	4,105,648
Procter & Gamble Co. (The)
1.38%, 08/01/12	1,500,000	1,506,060
3.50%, 02/15/15	2,200,000	2,291,959
4.60%, 01/15/14	3,124,000	3,389,157
4.70%, 02/15/19	1,000,000	1,054,290

		14,589,877
DIVERSIFIED FINANCIAL SERVICES—17.74%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	5,875,000	6,408,574
American Express Co.
4.88%, 07/15/13	1,666,000	1,774,139
5.50%, 09/12/16	1,625,000	1,721,497
6.80%, 09/01/16	1,322,000	1,229,460
7.00%, 03/19/18	1,800,000	2,029,248
7.25%, 05/20/14	2,500,000	2,834,577
8.13%, 05/20/19	3,200,000	3,888,224
American Express Credit Corp. Series C
7.30%, 08/20/13	4,250,000	4,849,767
Ameriprise Financial Inc.
5.65%, 11/15/15	1,200,000	1,314,556
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	3,333,000	3,625,701
6.40%, 10/02/17	2,250,000	2,476,650
6.95%, 08/10/12	4,000,000	4,419,130
7.25%, 02/01/18	5,166,000	5,913,789
BP Capital Markets PLC
1.55%, 08/11/11	500,000	497,731
3.88%, 03/10/15	1,950,000	1,977,439
4.75%, 03/10/19	750,000	752,299
5.25%, 11/07/13	6,012,000	6,471,951
Capital One Bank (USA) N.A.
8.80%, 07/15/19	2,500,000	2,984,842
Capital One Financial Corp.
5.70%, 09/15/11	2,633,000	2,755,042
6.15%, 09/01/16	1,750,000	1,837,008
6.75%, 09/15/17	2,000,000	2,204,223
Caterpillar Financial Services Corp.
6.13%, 02/17/14	3,850,000	4,341,373
7.15%, 02/15/19	1,750,000	2,108,003
Caterpillar Financial Services Corp. Series F
5.13%, 10/12/11	2,250,000	2,369,540

Charles Schwab Corp. (The)
4.95%, 06/01/14	1,300,000	1,397,369
Citigroup Inc.
5.00%, 09/15/14	2,260,000	2,225,526
5.30%, 10/17/12	4,000,000	4,136,349
5.30%, 01/07/16	2,600,000	2,581,115
5.50%, 04/11/13	14,656,000	15,087,103
5.50%, 10/15/14	2,000,000	2,042,563
5.50%, 02/15/17	2,250,000	2,187,692
5.63%, 08/27/12	3,000,000	3,097,658
6.00%, 08/15/17	1,000,000	1,020,028
6.13%, 11/21/17	6,010,000	6,143,020
6.13%, 05/15/18(a)	6,450,000	6,558,868
6.38%, 08/12/14	1,750,000	1,839,858
6.50%, 08/19/13	2,500,000	2,640,880
8.50%, 05/22/19	2,750,000	3,220,451
CME Group Inc.
5.75%, 02/15/14	1,800,000	1,972,215
Countrywide Financial Corp.
5.80%, 06/07/12	1,985,000	2,084,250
6.25%, 05/15/16	750,000	768,240
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17	1,617,000	1,398,705
Credit Suisse (USA) Inc.
5.38%, 03/02/16	5,004,000	5,434,161
6.13%, 11/15/11	4,500,000	4,779,304
6.50%, 01/15/12	3,300,000	3,525,612
Credit Suisse First Boston (USA) Inc.
4.88%, 01/15/15	2,250,000	2,390,661
5.13%, 08/15/15	2,750,000	2,953,921
Discover Financial Services
10.25%, 07/15/19	1,300,000	1,551,404
Eaton Vance Corp.
6.50%, 10/02/17	1,000,000	1,100,366
Eksportfinans A/S
3.00%, 11/17/14	1,500,000	1,528,451
5.00%, 02/14/12	2,000,000	2,120,281
5.50%, 05/25/16(a)	2,000,000	2,252,622
5.50%, 06/26/17	1,000,000	1,130,539
General Electric Capital Corp.
4.80%, 05/01/13	3,250,000	3,436,142
5.00%, 11/15/11	2,000,000	2,094,907
5.00%, 01/08/16	10,035,000	10,482,074
5.25%, 10/19/12	9,616,000	10,261,803
5.50%, 01/08/20	1,000,000	1,031,091
5.63%, 09/15/17(a)	4,000,000	4,186,612
5.63%, 05/01/18	2,800,000	2,921,307
5.88%, 02/15/12	4,500,000	4,776,312
5.90%, 05/13/14	6,000,000	6,572,936
6.00%, 08/07/19	1,400,000	1,485,456
6.38%, 11/15/17	1,500,000	1,380,000
General Electric Capital Corp. Series A
3.75%, 11/14/14	2,250,000	2,282,158
5.45%, 01/15/13(a)	2,750,000	2,951,505
6.00%, 06/15/12	3,500,000	3,746,655
Goldman Sachs Capital Trust II
5.79%, 06/01/12	2,500,000	1,900,000
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	6,692,000	6,795,388
5.15%, 01/15/14	1,950,000	2,001,593
5.25%, 10/15/13	7,000,000	7,241,317
5.35%, 01/15/16	2,250,000	2,201,740
5.38%, 03/15/20	2,500,000	2,416,503
5.45%, 11/01/12	750,000	780,308
5.63%, 01/15/17	2,000,000	1,974,790

5.70%, 09/01/12	2,000,000	2,097,146
5.75%, 10/01/16(a)	4,250,000	4,205,058
5.95%, 01/18/18	2,750,000	2,799,329
6.00%, 05/01/14	3,200,000	3,376,218
6.15%, 04/01/18	8,706,000	8,946,625
6.60%, 01/15/12	3,250,000	3,423,949
Household Finance Corp.
6.38%, 11/27/12	4,250,000	4,577,167
HSBC Finance Capital Trust IX
5.91%, 11/30/15	1,100,000	924,000
HSBC Finance Corp.
5.00%, 06/30/15	1,950,000	2,007,057
5.50%, 01/19/16	4,035,000	4,326,730
6.38%, 10/15/11	3,500,000	3,667,856
6.75%, 05/15/11	2,850,000	2,955,766
7.00%, 05/15/12	2,400,000	2,569,830
Jefferies Group Inc.
5.50%, 03/15/16	900,000	913,224
8.50%, 07/15/19(a)	650,000	735,652
John Deere Capital Corp.
7.00%, 03/15/12	7,713,000	8,482,569
John Deere Capital Corp. Series D
5.35%, 04/03/18	4,000,000	4,358,390
JPMorgan Chase & Co.
4.65%, 06/01/14	1,950,000	2,081,728
4.95%, 03/25/20	2,000,000	1,998,937
5.13%, 09/15/14	1,500,000	1,596,149
5.15%, 10/01/15	9,000,000	9,580,632
5.38%, 10/01/12	2,250,000	2,417,648
5.60%, 06/01/11	2,750,000	2,868,924
5.75%, 01/02/13	6,392,000	6,968,979
6.00%, 01/15/18	7,050,000	7,558,259
6.30%, 04/23/19	1,750,000	1,904,296
Lazard Group LLC
6.85%, 06/15/17(a)	1,650,000	1,705,059
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	1,000,000	995,827
5.45%, 07/15/14	6,692,000	6,864,852
6.05%, 08/15/12	6,500,000	6,878,935
6.05%, 05/16/16	5,800,000	5,870,244
6.40%, 08/28/17	2,275,000	2,313,430
6.88%, 04/25/18	4,338,000	4,516,724
Merrill Lynch & Co. Inc. Series C
5.00%, 02/03/14	2,250,000	2,260,997
Morgan Stanley
4.10%, 01/26/15	1,500,000	1,438,417
4.20%, 11/20/14	1,500,000	1,455,300
4.75%, 04/01/14	5,343,000	5,296,383
5.30%, 03/01/13	4,250,000	4,376,342
5.38%, 10/15/15	1,625,000	1,630,446
5.45%, 01/09/17	4,000,000	3,901,159
5.50%, 01/26/20	3,200,000	3,041,943
5.63%, 01/09/12	2,250,000	2,335,172
5.63%, 09/23/19	5,250,000	5,025,467
5.75%, 10/18/16	2,325,000	2,330,238
5.95%, 12/28/17	1,500,000	1,485,891
6.00%, 05/13/14	1,000,000	1,042,643
6.00%, 04/28/15	7,000,000	7,208,621
6.60%, 04/01/12	1,137,000	1,198,259
6.63%, 04/01/18	4,333,000	4,457,331
7.30%, 05/13/19	2,100,000	2,233,634
Morgan Stanley Series F
5.55%, 04/27/17	2,000,000	1,954,449
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	2,324,000	2,091,600

NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	500,000	499,960
5.55%, 01/15/20	750,000	763,602
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	3,333,000	3,654,427
10.38%, 11/01/18	1,500,000	2,035,143
Nomura Holdings Inc.
5.00%, 03/04/15	2,500,000	2,585,175
NYSE Euronext
4.80%, 06/28/13	1,000,000	1,075,568
ORIX Corp.
4.71%, 04/27/15	750,000	706,297
SLM Corp.
5.00%, 10/01/13	1,990,000	1,880,550
5.13%, 08/27/12	750,000	727,500
5.38%, 05/15/14	2,125,000	1,933,750
8.00%, 03/25/20	1,000,000	890,000
8.45%, 06/15/18	2,916,000	2,624,400
Svensk Exportkredit AB
5.13%, 03/01/17	1,000,000	1,107,057
Svensk Exportkredit AB Series D
4.88%, 09/29/11	2,000,000	2,096,155
TD Ameritrade Holding Corp.
4.15%, 12/01/14	4,000,000	4,090,471
UFJ Finance Aruba AEC
6.75%, 07/15/13	4,250,000	4,696,250
Wells Fargo Capital XIII Series G
7.70%, 03/26/13	2,200,000	2,145,000

		457,637,358
ELECTRIC—5.16%
Alabama Power Co.
4.85%, 12/15/12	3,750,000	4,024,315
Ameren Energy Generating Co.
7.00%, 04/15/18(a)	500,000	521,223
Appalachian Power Co. Series O
5.65%, 08/15/12	1,000,000	1,076,415
Arizona Public Service Co.
5.80%, 06/30/14	2,250,000	2,458,449
Carolina Power & Light Co.
5.30%, 01/15/19	3,000,000	3,235,153
CenterPoint Energy Houston Electric LLC
5.75%, 01/15/14	1,000,000	1,100,870
7.00%, 03/01/14	584,000	668,441
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	3,000,000	3,590,171
Connecticut Light & Power Co.
5.65%, 05/01/18(a)	1,625,000	1,758,810
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16(a)	2,200,000	2,419,472
7.13%, 12/01/18	1,174,000	1,407,500
Constellation Energy Group Inc.
4.55%, 06/15/15	3,333,000	3,461,939
Consumers Energy Co.
6.13%, 03/15/19	750,000	828,664
6.70%, 09/15/19	2,650,000	3,054,468
Dominion Resources Inc.
5.15%, 07/15/15	3,998,000	4,333,785
5.70%, 09/17/12	500,000	540,854
8.88%, 01/15/19	750,000	963,288
Dominion Resources Inc. Series 2006-B
6.30%, 09/30/11	400,000	368,000
DPL Inc.
6.88%, 09/01/11	1,000,000	1,061,315

DTE Energy Co.
7.05%, 06/01/11	1,174,000	1,231,878
Duke Capital LLC
6.25%, 02/15/13	1,333,000	1,441,363
Duke Energy Corp.
3.95%, 09/15/14	1,625,000	1,679,943
5.05%, 09/15/19	500,000	518,504
6.25%, 01/15/12	3,572,000	3,861,759
7.00%, 11/15/18(a)	2,330,000	2,789,143
Enersis SA
7.40%, 12/01/16	4,250,000	4,770,838
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18(a)	3,000,000	3,233,423
Entergy Texas Inc.
7.13%, 02/01/19	1,000,000	1,132,394
Exelon Corp.
4.90%, 06/15/15	3,333,000	3,530,833
Exelon Generation Co. LLC
5.35%, 01/15/14	3,333,000	3,587,829
FirstEnergy Corp.
6.45%, 11/15/11	2,124,000	2,249,897
Florida Power & Light Co.
5.55%, 11/01/17	2,250,000	2,470,925
Florida Power Corp.
5.65%, 06/15/18	3,033,000	3,350,829
FPL Group Capital Inc.
6.65%, 06/15/17	768,000	706,560
7.88%, 12/15/15	1,174,000	1,437,110
Georgia Power Co.
4.25%, 12/01/19	1,000,000	999,531
Illinois Power Co.
6.13%, 11/15/17	2,000,000	2,163,613
Kansas City Power & Light Co.
7.15%, 04/01/19	1,800,000	2,114,804
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	3,333,000	3,581,129
National Grid PLC
6.30%, 08/01/16	2,583,000	2,889,540
Nevada Power Co.
6.50%, 08/01/18	1,250,000	1,382,646
7.13%, 03/15/19	1,000,000	1,145,254
Nisource Finance Corp.
10.75%, 03/15/16	3,400,000	4,318,000
NSTAR
4.50%, 11/15/19	1,000,000	1,014,920
Ohio Power Co. Series K
6.00%, 06/01/16	4,250,000	4,721,941
Oncor Electric Delivery Co.
6.38%, 05/01/12(a)	500,000	540,082
Pacific Gas & Electric Co.
4.80%, 03/01/14	4,192,000	4,550,432
PacifiCorp
6.90%, 11/15/11	1,000,000	1,079,183
Pepco Holdings Inc.
6.13%, 06/01/17	500,000	541,899
6.45%, 08/15/12	750,000	810,035
PPL Energy Supply LLC
6.20%, 05/15/16	273,000	295,434
6.30%, 07/15/13	2,250,000	2,470,164
Progress Energy Inc.
4.88%, 12/01/19	250,000	249,417
PSEG Power LLC
2.50%, 04/15/13(b)	700,000	704,974
5.13%, 04/15/20(b)	500,000	504,548
5.50%, 12/01/15	2,200,000	2,406,771

6.95%, 06/01/12(a)	584,000	638,163
Public Service Co. of Colorado
7.88%, 10/01/12	2,000,000	2,277,056
South Carolina Electric & Gas Co.
6.50%, 11/01/18	750,000	873,752
Southern California Edison Co.
5.75%, 03/15/14	1,275,000	1,428,708
Southwestern Electric Power Co.
6.45%, 01/15/19	1,174,000	1,308,856
Southwestern Electric Power Co. Series F
5.88%, 03/01/18	1,000,000	1,075,099
Southwestern Public Service Co. Series G
8.75%, 12/01/18	1,125,000	1,404,849
TransAlta Corp.
4.75%, 01/15/15	3,000,000	3,106,527
TXU Electric Delivery Co.
6.38%, 01/15/15	1,322,000	1,482,781
Union Electric Co.
6.70%, 02/01/19	1,000,000	1,125,333
Virginia Electric and Power Co.
5.10%, 11/30/12	2,250,000	2,425,626
Wisconsin Electric Power Co.
6.00%, 04/01/14	2,375,000	2,667,611

		133,165,038
ELECTRICAL COMPONENTS & EQUIPMENT—0.14%
Emerson Electric Co.
4.13%, 04/15/15	2,700,000	2,893,478
5.25%, 10/15/18	584,000	652,826

		3,546,304
ELECTRONICS—0.45%
Agilent Technologies Inc.
5.50%, 09/14/15	500,000	532,906
6.50%, 11/01/17	500,000	558,904
Amphenol Corp.
4.75%, 11/15/14	2,550,000	2,685,673
Avnet Inc.
5.88%, 03/15/14	1,000,000	1,068,835
Koninklijke Philips Electronics NV
5.75%, 03/11/18	2,325,000	2,577,137
Thermo Fisher Scientific Inc.
3.25%, 11/20/14	4,250,000	4,276,200

		11,699,655
ENTERTAINMENT—0.02%
International Game Technology
7.50%, 06/15/19	500,000	574,072

		574,072
ENVIRONMENTAL CONTROL—0.41%
Allied Waste North America Inc.
6.88%, 06/01/17	2,334,000	2,520,720
Republic Services Inc.
5.00%, 03/01/20(b)	1,750,000	1,769,268
Waste Management Inc.
6.10%, 03/15/18	1,334,000	1,472,274
6.38%, 03/11/15	4,250,000	4,832,885

		10,595,147
FOOD—1.89%
Campbell Soup Co.
3.38%, 08/15/14	2,000,000	2,093,773
ConAgra Foods Inc.
5.88%, 04/15/14(a)	700,000	775,702

7.00%, 04/15/19	750,000	885,501
General Mills Inc.
5.65%, 09/10/12	1,950,000	2,117,218
5.65%, 02/15/19	2,048,000	2,269,454
6.00%, 02/15/12	1,322,000	1,418,623
H.J. Heinz Co.
5.35%, 07/15/13	2,750,000	3,006,229
Kellogg Co.
4.15%, 11/15/19(a)	750,000	767,322
4.45%, 05/30/16	1,500,000	1,609,958
Kraft Foods Inc.
4.13%, 02/09/16	1,500,000	1,543,930
5.38%, 02/10/20	7,000,000	7,250,279
6.00%, 02/11/13	3,683,000	4,052,905
6.13%, 02/01/18	1,076,000	1,191,472
6.13%, 08/23/18	1,500,000	1,659,863
6.25%, 06/01/12	2,250,000	2,439,550
6.50%, 08/11/17	2,500,000	2,827,807
Kroger Co. (The)
6.40%, 08/15/17(a)	1,250,000	1,427,202
7.50%, 01/15/14	3,000,000	3,482,222
Safeway Inc.
5.80%, 08/15/12	1,048,000	1,140,945
6.35%, 08/15/17	750,000	851,500
Sara Lee Corp.
6.25%, 09/15/11	979,000	1,037,654
Sysco Corp.
5.25%, 02/12/18	2,000,000	2,191,017
Unilever Capital Corp.
3.65%, 02/15/14(a)	2,500,000	2,623,611

		48,663,737
FOREST PRODUCTS & PAPER—0.23%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	1,325,000	1,461,250
International Paper Co.
7.40%, 06/15/14(a)	1,076,000	1,206,864
7.95%, 06/15/18	1,174,000	1,370,781
9.38%, 05/15/19	1,500,000	1,881,675

		5,920,570
GAS—0.24%
AGL Capital Corp.
5.25%, 08/15/19	350,000	364,067
Atmos Energy Corp.
7.38%, 05/15/11	2,250,000	2,372,715
National Fuel Gas Co.
8.75%, 05/01/19	750,000	913,645
Sempra Energy
6.15%, 06/15/18	2,284,000	2,518,646

		6,169,073
HAND & MACHINE TOOLS—0.05%
Black & Decker Corp. (The)
8.95%, 04/15/14	1,000,000	1,210,000

		1,210,000
HEALTH CARE - PRODUCTS—0.72%
Baxter International Inc.
5.90%, 09/01/16	2,700,000	3,142,895
CareFusion Corp.
5.13%, 08/01/14	2,000,000	2,132,802
6.38%, 08/01/19	500,000	553,663
Covidien International Finance SA
6.00%, 10/15/17	1,000,000	1,129,548

Hospira Inc.
6.05%, 03/30/17	2,200,000	2,390,918
Johnson & Johnson
5.15%, 08/15/12	2,325,000	2,530,365
5.15%, 07/15/18	750,000	828,098
Medtronic Inc.
4.45%, 03/15/20	2,000,000	2,071,223
4.50%, 03/15/14	700,000	759,729
5.60%, 03/15/19	750,000	840,736
St. Jude Medical Inc.
4.88%, 07/15/19	1,000,000	1,054,082
Stryker Corp.
4.38%, 01/15/20	1,000,000	1,029,185

		18,463,244
HEALTH CARE - SERVICES—0.71%
Aetna Inc.
6.00%, 06/15/16	1,800,000	2,001,497
CIGNA Corp.
8.50%, 05/01/19	900,000	1,094,899
Coventry Health Care Inc.
5.95%, 03/15/17	900,000	873,000
Humana Inc.
7.20%, 06/15/18	1,000,000	1,126,099
Quest Diagnostics Inc.
5.45%, 11/01/15	2,000,000	2,206,307
UnitedHealth Group Inc.
4.88%, 03/15/15	1,322,000	1,410,390
5.50%, 11/15/12	2,500,000	2,693,926
6.00%, 02/15/18	1,600,000	1,737,772
WellPoint Inc.
5.00%, 12/15/14	1,125,000	1,204,939
5.25%, 01/15/16	2,000,000	2,124,558
5.88%, 06/15/17	750,000	808,985
6.00%, 02/15/14	900,000	985,664

		18,268,036
HOME BUILDERS—0.02%
Toll Brothers Finance Corp.
6.75%, 11/01/19	500,000	475,000

		475,000
HOME FURNISHINGS—0.08%
Whirlpool Corp.
8.60%, 05/01/14	1,800,000	2,090,170

		2,090,170
HOUSEHOLD PRODUCTS & WARES—0.26%
Clorox Co.
5.45%, 10/15/12	1,000,000	1,082,294
5.95%, 10/15/17	500,000	556,430
Fortune Brands Inc.
5.38%, 01/15/16	2,250,000	2,335,281
Kimberly-Clark Corp.
5.00%, 08/15/13	1,375,000	1,484,952
6.13%, 08/01/17	1,137,000	1,312,520

		6,771,477
HOUSEWARES—0.08%
Newell Rubbermaid Inc.
5.50%, 04/15/13(a)	2,000,000	2,117,157

		2,117,157

INSURANCE—3.34%
ACE INA Holdings Inc.
5.88%, 06/15/14	1,000,000	1,108,537
5.90%, 06/15/19(a)	750,000	821,078
Aegon NV
4.75%, 06/01/13	1,500,000	1,564,150
Aflac Inc.
8.50%, 05/15/19	500,000	593,017
Allstate Corp. (The)
5.00%, 08/15/14	1,666,000	1,803,436
7.45%, 05/16/19	750,000	881,005
American International Group Inc.
5.38%, 10/18/11(a)	1,250,000	1,212,500
5.60%, 10/18/16(a)	4,989,000	4,240,650
5.85%, 01/16/18	1,750,000	1,487,500
8.25%, 08/15/18	4,000,000	3,880,000
Berkshire Hathaway Finance Corp.
2.13%, 02/11/13	1,500,000	1,511,073
3.20%, 02/11/15	1,750,000	1,768,919
4.00%, 04/15/12	3,400,000	3,563,691
4.63%, 10/15/13	1,625,000	1,750,031
4.85%, 01/15/15	2,670,000	2,893,499
5.40%, 05/15/18	750,000	810,002
Chubb Corp.
5.75%, 05/15/18	1,000,000	1,089,350
6.38%, 04/15/17	1,500,000	1,410,000
CNA Financial Corp.
5.85%, 12/15/14	1,650,000	1,716,390
Genworth Financial Inc.
5.75%, 06/15/14	2,250,000	2,227,500
6.52%, 05/22/18	1,000,000	950,000
Hartford Financial Services Group Inc.
4.63%, 07/15/13	1,300,000	1,333,461
6.00%, 01/15/19	1,500,000	1,474,580
6.30%, 03/15/18	1,137,000	1,150,382
Lincoln National Corp.
8.75%, 07/01/19	1,150,000	1,390,829
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	1,000,000	1,053,318
9.25%, 04/15/19	500,000	618,032
MetLife Inc.
5.00%, 06/15/15	3,333,000	3,499,037
6.13%, 12/01/11	2,250,000	2,381,824
7.72%, 02/15/19	1,650,000	1,905,613
Principal Life Income Fundings Trust
5.30%, 12/14/12	2,000,000	2,145,163
5.30%, 04/24/13	2,353,000	2,536,483
Progressive Corp. (The)
6.70%, 06/15/17	1,000,000	910,000
Prudential Financial Inc.
4.50%, 07/15/13	1,800,000	1,866,641
5.10%, 12/14/11	985,000	1,028,128
7.38%, 06/15/19	1,000,000	1,139,299
8.88%, 06/15/18	1,000,000	1,040,000
Prudential Financial Inc. Series D
4.75%, 09/17/15	4,000,000	4,093,492
6.00%, 12/01/17	1,000,000	1,045,629
Reinsurance Group of America Inc.
6.45%, 11/15/19	500,000	519,475
Torchmark Corp.
9.25%, 06/15/19	325,000	393,902
Transatlantic Holdings Inc.
5.75%, 12/14/15	4,000,000	4,094,710
Travelers Companies Inc. (The)
5.38%, 06/15/12	1,125,000	1,207,841
5.80%, 05/15/18	2,937,000	3,209,186
6.25%, 03/15/17	1,500,000	1,395,000

Unum Group
7.13%, 09/30/16	650,000	707,166
Willis North America Inc.
6.20%, 03/28/17	485,000	495,594
7.00%, 09/29/19	1,600,000	1,682,993
XL Capital Ltd.
5.25%, 09/15/14	4,250,000	4,465,579

		86,065,685
IRON & STEEL—0.39%
Allegheny Technologies Inc.
9.38%, 06/01/19	400,000	457,000
ArcelorMittal
5.38%, 06/01/13	1,000,000	1,041,597
6.13%, 06/01/18	1,617,000	1,623,994
9.85%, 06/01/19	1,000,000	1,217,474
ArcelorMittal USA Inc.
6.50%, 04/15/14	2,500,000	2,634,751
Nucor Corp.
5.75%, 12/01/17	2,700,000	2,993,238

		9,968,054
LODGING—0.04%
Marriott International Inc. Series J
5.63%, 02/15/13	979,000	1,036,293

		1,036,293
MACHINERY—0.23%
Caterpillar Inc.
5.70%, 08/15/16	5,004,000	5,523,152
Deere & Co.
4.38%, 10/16/19	504,000	518,397

		6,041,549
MANUFACTURING—1.30%
3M Co. Series E
4.38%, 08/15/13	2,000,000	2,173,201
Danaher Corp.
5.40%, 03/01/19	500,000	552,931
5.63%, 01/15/18	2,000,000	2,245,680
Eaton Corp.
5.60%, 05/15/18	1,750,000	1,938,398
GE Capital Trust I
6.38%, 11/15/67	750,000	690,000
General Electric Co.
5.00%, 02/01/13	4,670,000	5,001,393
5.25%, 12/06/17	4,250,000	4,519,223
Honeywell International Inc.
5.00%, 02/15/19	3,250,000	3,547,676
5.30%, 03/01/18	878,000	974,601
Illinois Tool Works Inc.
5.15%, 04/01/14	2,700,000	3,004,756
Ingersoll-Rand Global Holding Co. Ltd.
6.00%, 08/15/13	1,000,000	1,104,122
6.88%, 08/15/18	750,000	856,863
ITT Corp.
4.90%, 05/01/14	2,200,000	2,370,114
Textron Inc.
5.60%, 12/01/17	1,000,000	1,027,330
Tyco Electronics Group SA
6.55%, 10/01/17	1,000,000	1,119,743
Tyco International Finance SA
3.38%, 10/15/15	1,000,000	1,006,061
8.50%, 01/15/19	1,000,000	1,274,440

		33,406,532

MEDIA—3.61%
CBS Corp.
5.75%, 04/15/20	1,000,000	1,014,484
8.20%, 05/15/14	2,200,000	2,563,000
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	6,692,000	7,726,224
Comcast Corp.
5.15%, 03/01/20	3,000,000	3,055,959
5.70%, 05/15/18	1,800,000	1,923,705
5.90%, 03/15/16	1,950,000	2,144,811
6.50%, 01/15/17	2,500,000	2,752,485
COX Communications Inc.
4.63%, 06/01/13	1,950,000	2,075,305
5.45%, 12/15/14	584,000	639,067
7.13%, 10/01/12	2,125,000	2,367,579
DIRECTV Holdings LLC
3.55%, 03/15/15(b)	2,000,000	1,991,107
DIRECTV Holdings LLC/DIRECTV Financing Co.
4.75%, 10/01/14	850,000	892,302
5.88%, 10/01/19	2,750,000	2,915,718
6.38%, 06/15/15	700,000	722,750
7.63%, 05/15/16	1,000,000	1,080,000
Historic TW Inc.
6.88%, 06/15/18	1,000,000	1,143,761
9.13%, 01/15/13	2,500,000	2,907,841
NBC Universal Inc.
3.65%, 04/30/15(b)	750,000	754,986
5.15%, 04/30/20(b)	4,000,000	3,982,639
News America Inc.
5.30%, 12/15/14(a)	3,333,000	3,641,041
Reed Elsevier Capital Inc.
8.63%, 01/15/19	1,700,000	2,133,196
Thomson Reuters Corp.
5.95%, 07/15/13	1,536,000	1,706,752
6.50%, 07/15/18	2,200,000	2,519,636
Time Warner Cable Inc.
5.00%, 02/01/20	2,000,000	1,983,728
5.40%, 07/02/12	3,322,000	3,566,760
5.85%, 05/01/17	1,322,000	1,430,606
6.75%, 07/01/18	2,218,000	2,464,665
7.50%, 04/01/14	3,500,000	4,038,519
8.25%, 02/14/14	2,200,000	2,584,785
8.25%, 04/01/19	2,600,000	3,113,629
8.75%, 02/14/19	500,000	614,792
Time Warner Inc.
5.88%, 11/15/16	4,250,000	4,776,154
6.88%, 05/01/12	2,333,000	2,546,442
Viacom Inc.
5.63%, 09/15/19(a)	500,000	524,620
6.25%, 04/30/16	3,916,000	4,342,946
6.63%, 05/15/11	963,000	1,002,281
Walt Disney Co. (The)
4.50%, 12/15/13	1,500,000	1,627,897
5.50%, 03/15/19(a)	2,000,000	2,243,015
6.38%, 03/01/12	3,333,000	3,601,314

		93,116,501
METAL FABRICATE & HARDWARE—0.08%
Commercial Metals Co.
7.35%, 08/15/18	2,000,000	2,042,085

		2,042,085

MINING—1.98%
Alcoa Inc.
5.55%, 02/01/17(a)	795,000	775,125
6.50%, 06/01/11	1,950,000	2,001,187
6.75%, 07/15/18(a)	2,158,000	2,168,790
Barrick Gold Corp.
6.95%, 04/01/19	1,000,000	1,164,506
Barrick Gold Finance Co.
6.13%, 09/15/13	1,000,000	1,119,019
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	6,692,000	7,190,497
6.50%, 04/01/19	1,000,000	1,162,116
Freeport-McMoRan Copper & Gold Inc.
8.25%, 04/01/15	4,000,000	4,300,000
8.38%, 04/01/17	3,333,000	3,624,637
Newmont Mining Corp.
5.13%, 10/01/19	2,000,000	2,054,974
Rio Tinto Finance (USA) Ltd.
5.88%, 07/15/13	3,000,000	3,279,261
6.50%, 07/15/18	5,343,000	5,907,542
8.95%, 05/01/14	2,000,000	2,399,590
Teck Resources Ltd.
9.75%, 05/15/14	2,000,000	2,344,803
10.25%, 05/15/16	1,500,000	1,758,750
10.75%, 05/15/19	2,000,000	2,395,000
Vale Overseas Ltd.
5.63%, 09/15/19	1,500,000	1,553,805
6.25%, 01/11/16	1,500,000	1,629,000
6.25%, 01/23/17	1,322,000	1,421,494
Vulcan Materials Co.
7.00%, 06/15/18	1,250,000	1,387,082
Xstrata Canada Corp.
6.00%, 10/15/15	1,250,000	1,329,264

		50,966,442
MULTI-NATIONAL—6.61%
African Development Bank
1.75%, 10/01/12	3,000,000	3,020,735
1.88%, 01/23/12	2,700,000	2,731,685
3.00%, 05/27/14	4,250,000	4,377,620
Asian Development Bank
2.13%, 03/15/12	2,000,000	2,032,270
2.63%, 02/09/15	2,500,000	2,533,280
2.75%, 05/21/14	3,300,000	3,384,782
3.63%, 09/05/13	2,353,000	2,484,339
Asian Development Bank Series E
5.50%, 06/27/16	1,800,000	2,066,379
Corporacion Andina de Fomento
6.88%, 03/15/12	750,000	813,415
8.13%, 06/04/19	2,000,000	2,439,751
Council Of Europe Development Bank
2.75%, 02/10/15	1,000,000	1,013,456
European Bank for Reconstruction and Development
1.25%, 06/10/11	3,000,000	3,009,696
European Investment Bank
1.63%, 03/15/13	6,800,000	6,790,737
1.75%, 09/14/12	5,600,000	5,640,140
2.63%, 05/16/11	3,300,000	3,355,247
2.63%, 11/15/11	3,000,000	3,068,381
2.88%, 03/15/13	3,250,000	3,347,613
3.00%, 04/08/14	2,600,000	2,675,688
3.13%, 06/04/14	3,000,000	3,095,438
3.25%, 10/14/11	5,000,000	5,147,686
3.25%, 05/15/13	2,250,000	2,345,664
4.63%, 05/15/14	20,092,000	21,882,343

4.88%, 01/17/17	2,000,000	2,205,579
5.13%, 09/13/16	2,000,000	2,245,960
5.13%, 05/30/17	2,500,000	2,787,787
European Investment Bank Series E
2.00%, 02/10/12	6,900,000	6,995,261
4.25%, 07/15/13	9,000,000	9,645,446
Inter-American Development Bank
3.00%, 04/22/14	1,750,000	1,810,413
3.88%, 02/14/20	750,000	768,402
4.25%, 09/10/18	500,000	534,398
5.13%, 09/13/16(a)	6,692,000	7,539,494
Inter-American Development Bank Series E
3.88%, 09/17/19	1,500,000	1,543,953
Inter-American Development Bank Series G
1.75%, 10/22/12	5,000,000	5,044,415
3.50%, 03/15/13	3,000,000	3,151,733
International Bank for Reconstruction and Development
1.75%, 07/15/13	5,000,000	5,020,184
2.00%, 04/02/12	7,500,000	7,626,769
3.50%, 10/08/13	3,137,000	3,311,018
International Bank for Reconstruction and Development Series G
3.63%, 05/21/13	1,625,000	1,716,988
International Finance Corp.
2.75%, 04/20/15	2,000,000	2,039,993
International Finance Corp. Series G
3.00%, 04/22/14	4,800,000	4,969,347
Korea Development Bank
5.30%, 01/17/13	1,500,000	1,582,243
8.00%, 01/23/14	4,250,000	4,810,260
Nordic Investment Bank
2.38%, 12/15/11	5,200,000	5,304,505
2.63%, 10/06/14	2,000,000	2,034,601
5.00%, 02/01/17	512,000	571,979

		170,517,073
OFFICE & BUSINESS EQUIPMENT—0.46%
Pitney Bowes Inc.
5.00%, 03/15/15	2,200,000	2,384,491
5.75%, 09/15/17(a)	1,137,000	1,238,697
Xerox Corp.
5.63%, 12/15/19	550,000	571,329
6.35%, 05/15/18	1,750,000	1,908,733
6.40%, 03/15/16	4,000,000	4,447,527
6.88%, 08/15/11	1,264,000	1,333,315

		11,884,092
OIL & GAS—4.98%
Anadarko Petroleum Corp.
5.95%, 09/15/16	3,333,000	3,550,308
7.63%, 03/15/14	1,500,000	1,655,919
Apache Corp.
5.25%, 04/15/13	1,322,000	1,439,673
5.63%, 01/15/17	2,250,000	2,487,483
Canadian Natural Resources Ltd.
5.15%, 02/01/13	1,750,000	1,866,871
5.70%, 05/15/17	2,284,000	2,467,874
Cenovus Energy Inc.
4.50%, 09/15/14(b)	750,000	784,125
5.70%, 10/15/19(a)(b)	1,000,000	1,051,352
Chevron Corp.
3.95%, 03/03/14	4,500,000	4,773,722
4.95%, 03/03/19	2,550,000	2,745,664
Conoco Funding Co.
6.35%, 10/15/11	5,192,000	5,548,433

ConocoPhillips
4.75%, 02/01/14	4,000,000	4,342,438
5.20%, 05/15/18	1,650,000	1,771,425
5.75%, 02/01/19	3,000,000	3,333,316
Devon Energy Corp.
6.30%, 01/15/19	1,200,000	1,370,757
Devon Financing Corp. ULC
6.88%, 09/30/11	1,666,000	1,784,968
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	750,000	807,556
EnCana Holdings Finance Corp.
5.80%, 05/01/14	3,400,000	3,716,198
EOG Resources Inc.
5.63%, 06/01/19	1,500,000	1,646,334
5.88%, 09/15/17	453,000	503,008
EQT Corp.
8.13%, 06/01/19(a)	750,000	905,730
Hess Corp.
8.13%, 02/15/19	1,500,000	1,850,610
Husky Energy Inc.
5.90%, 06/15/14	2,200,000	2,401,463
Marathon Oil Corp.
5.90%, 03/15/18	2,137,000	2,316,100
6.50%, 02/15/14	1,950,000	2,187,482
7.50%, 02/15/19	1,750,000	2,068,321
Nabors Industries Inc.
9.25%, 01/15/19(a)	3,250,000	3,951,126
Nexen Inc.
5.65%, 05/15/17	1,500,000	1,586,777
Noble Energy Inc.
8.25%, 03/01/19	750,000	902,867
Occidental Petroleum Corp.
7.00%, 11/01/13	2,200,000	2,542,348
Pemex Project Funding Master Trust
5.75%, 03/01/18	4,367,000	4,438,706
Petrobras International Finance Co.
5.88%, 03/01/18	1,762,000	1,818,877
6.13%, 10/06/16(a)	5,750,000	6,020,193
7.88%, 03/15/19	2,700,000	2,986,875
Petro-Canada
6.05%, 05/15/18	2,750,000	2,998,557
Petroleos Mexicanos
8.00%, 05/03/19	2,500,000	2,870,700
Shell International Finance BV
1.30%, 09/22/11	750,000	752,082
1.88%, 03/25/13	1,500,000	1,500,498
3.25%, 09/22/15	2,250,000	2,286,088
4.00%, 03/21/14	5,400,000	5,697,967
4.30%, 09/22/19	1,000,000	1,009,431
StatoilHydro ASA
3.88%, 04/15/14	2,700,000	2,841,143
5.25%, 04/15/19	2,550,000	2,735,550
Suncor Energy Inc.
6.10%, 06/01/18(a)	750,000	820,601
Sunoco Inc.
4.88%, 10/15/14	1,000,000	1,020,608
Talisman Energy Inc.
7.75%, 06/01/19	1,950,000	2,327,665
Total Capital SA
3.13%, 10/02/15	4,000,000	4,028,109
Transocean Inc.
6.00%, 03/15/18	2,750,000	2,782,764
Valero Energy Corp.
6.13%, 06/15/17	657,000	684,335
6.13%, 02/01/20	1,250,000	1,242,608

6.88%, 04/15/12	1,000,000	1,075,960
9.38%, 03/15/19	1,000,000	1,197,010
XTO Energy Inc.
5.30%, 06/30/15	3,000,000	3,352,652
6.25%, 04/15/13	1,666,000	1,860,530
6.50%, 12/15/18	1,500,000	1,762,327

		128,472,084
OIL & GAS SERVICES—0.33%
Baker Hughes Inc.
7.50%, 11/15/18	950,000	1,159,352
Halliburton Co.
6.15%, 09/15/19	1,500,000	1,637,745
Smith International Inc.
9.75%, 03/15/19(a)	750,000	1,019,645
Weatherford International Inc.
6.35%, 06/15/17	1,985,000	2,117,350
Weatherford International Ltd.
5.15%, 03/15/13	2,375,000	2,507,757

		8,441,849
PACKAGING & CONTAINERS—0.04%
Bemis Co. Inc.
5.65%, 08/01/14	500,000	543,316
6.80%, 08/01/19	500,000	565,254

		1,108,570
PHARMACEUTICALS—2.71%
Abbott Laboratories
5.13%, 04/01/19	3,050,000	3,278,149
5.60%, 05/15/11	3,400,000	3,557,190
5.60%, 11/30/17	1,666,000	1,882,535
AmerisourceBergen Corp.
5.88%, 09/15/15	795,000	899,697
AstraZeneca PLC
5.40%, 09/15/12	3,333,000	3,627,050
5.90%, 09/15/17	750,000	845,032
Bristol-Myers Squibb Co.
5.45%, 05/01/18	1,650,000	1,833,861
Cardinal Health Inc.
4.00%, 06/15/15(a)	2,000,000	2,069,080
Eli Lilly and Co.
4.20%, 03/06/14	2,100,000	2,250,777
5.20%, 03/15/17	1,000,000	1,104,680
Express Scripts Inc.
6.25%, 06/15/14	2,000,000	2,225,272
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	3,000,000	3,264,683
5.65%, 05/15/18	3,333,000	3,707,873
Mead Johnson Nutrition Co.
3.50%, 11/01/14(b)	1,500,000	1,524,495
Medco Health Solutions Inc.
7.13%, 03/15/18	1,700,000	1,971,423
Merck & Co. Inc.
1.88%, 06/30/11	1,400,000	1,417,896
4.75%, 03/01/15(a)	600,000	654,436
5.00%, 06/30/19	1,500,000	1,612,518
Novartis Capital Corp.
2.90%, 04/24/15	3,000,000	3,046,384
4.13%, 02/10/14	2,200,000	2,344,396
Novartis Securities Investment Ltd.
5.13%, 02/10/19	3,711,000	4,038,626
Pfizer Inc.
4.45%, 03/15/12	2,750,000	2,913,444
5.35%, 03/15/15	7,250,000	8,089,711

6.20%, 03/15/19	1,000,000	1,153,113
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	3,400,000	3,742,035
Wyeth
5.50%, 03/15/13	1,950,000	2,142,959
5.50%, 02/01/14	4,192,000	4,668,619

		69,865,934
PIPELINES—1.75%
Boardwalk Pipelines Partners LP
5.75%, 09/15/19	750,000	788,140
Buckeye Partners LP
5.50%, 08/15/19	500,000	518,001

CenterPoint Energy Resources Corp. Series B
7.88%, 04/01/13	1,000,000	1,143,357
Consolidated Natural Gas Co. Series C
6.25%, 11/01/11	1,000,000	1,064,345
Duke Capital LLC
8.00%, 10/01/19	750,000	909,478
Enbridge Energy Partners LP
9.88%, 03/01/19	875,000	1,137,497
Enbridge Inc.
5.60%, 04/01/17	1,625,000	1,748,233
Energy Transfer Partners LP
5.95%, 02/01/15	3,400,000	3,649,392
9.70%, 03/15/19	500,000	610,849
Enterprise Products Operating LLC
6.50%, 01/31/19(a)	2,550,000	2,796,161
Enterprise Products Operating LP
4.60%, 08/01/12	1,125,000	1,177,273
5.60%, 10/15/14	3,998,000	4,310,064
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	2,500,000	2,658,664
6.85%, 02/15/20	1,000,000	1,099,901
9.00%, 02/01/19	2,100,000	2,567,534
Magellan Midstream Partners LP
6.55%, 07/15/19(a)	1,625,000	1,832,209
ONEOK Inc.
5.20%, 06/15/15	1,000,000	1,049,553
ONEOK Partners LP
8.63%, 03/01/19(a)	1,000,000	1,237,721
Panhandle Eastern Pipe Line Co. LP
6.05%, 08/15/13(a)	3,000,000	3,254,304
Plains All American Pipeline LP
8.75%, 05/01/19(a)	2,200,000	2,645,694
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	1,125,000	1,285,579
TransCanada PipeLines Ltd.
6.35%, 05/15/17	500,000	455,000
6.50%, 08/15/18	2,673,000	3,027,176
Transcontinental Gas Pipe Line Co. LLC
6.05%, 06/15/18	1,000,000	1,099,604
Williams Partners LP
3.80%, 02/15/15(b)	750,000	745,141
5.25%, 03/15/20(b)	1,500,000	1,504,774
7.25%, 02/01/17	750,000	850,916

		45,166,560
REAL ESTATE—0.18%
Duke Realty LP
5.95%, 02/15/17	1,000,000	1,018,910
ERP Operating LP
5.13%, 03/15/16(a)	1,666,000	1,739,486
5.75%, 06/15/17	1,322,000	1,395,748

Regency Centers LP
5.88%, 06/15/17	500,000	507,720

		4,661,864
REAL ESTATE INVESTMENT TRUSTS—1.31%
Arden Realty LP
5.25%, 03/01/15	1,000,000	1,053,479
AvalonBay Communities Inc.
5.70%, 03/15/17	750,000	794,844
Boston Properties LP
6.25%, 01/15/13	2,273,000	2,458,309
Brandywine Operating Partnership LP
6.00%, 04/01/16	1,000,000	1,017,044
Duke Realty LP
6.75%, 03/15/20	750,000	790,798
7.38%, 02/15/15	500,000	554,691
Equity One Inc.
6.25%, 12/15/14	500,000	520,948
HCP Inc.
6.70%, 01/30/18	1,076,000	1,124,573
Health Care Property Investors Inc.
5.65%, 12/15/13	1,600,000	1,665,250
6.00%, 01/30/17	500,000	510,784
Health Care REIT Inc.
6.20%, 06/01/16	1,625,000	1,706,898
Healthcare Realty Trust Inc.
6.50%, 01/17/17	500,000	532,784
Hospitality Properties Trust
5.63%, 03/15/17	900,000	873,466
7.88%, 08/15/14	450,000	494,877
HRPT Properties Trust
6.25%, 06/15/17	1,000,000	1,008,107
Kimco Realty Corp.
5.70%, 05/01/17	500,000	524,367
Liberty Property LP
6.63%, 10/01/17	1,300,000	1,382,647
Mack-Cali Realty Corp.
7.75%, 08/15/19	300,000	348,071
Nationwide Health Properties Inc.
6.25%, 02/01/13	500,000	528,252
ProLogis
5.63%, 11/15/16	1,953,000	1,849,130
6.63%, 05/15/18	2,250,000	2,158,671
Realty Income Corp.
6.75%, 08/15/19	1,000,000	1,077,559
Simon Property Group LP
5.25%, 12/01/16	1,322,000	1,381,050
5.30%, 05/30/13	1,750,000	1,880,552
5.65%, 02/01/20	2,000,000	2,058,951
6.13%, 05/30/18	1,950,000	2,085,732
6.75%, 05/15/14	2,400,000	2,676,259
10.35%, 04/01/19	500,000	647,137

		33,705,230
RETAIL—1.96%
AutoZone Inc.
6.50%, 01/15/14(a)	1,174,000	1,307,541
Costco Wholesale Corp.
5.30%, 03/15/12	979,000	1,053,703
5.50%, 03/15/17	750,000	837,213
CVS Caremark Corp.
5.75%, 08/15/11	1,500,000	1,576,669
5.75%, 06/01/17	2,800,000	3,061,578
6.60%, 03/15/19	1,000,000	1,131,115
Home Depot Inc. (The)
5.40%, 03/01/16	3,333,000	3,632,679

Kohl's Corp.
6.25%, 12/15/17	500,000	563,713
Lowe's Companies Inc.
4.63%, 04/15/20	750,000	775,142
5.40%, 10/15/16	1,500,000	1,674,971
McDonald's Corp.
4.30%, 03/01/13	3,000,000	3,213,446
5.35%, 03/01/18	2,284,000	2,526,700
Nordstrom Inc.
6.25%, 01/15/18	2,200,000	2,490,529
Staples Inc.
9.75%, 01/15/14	4,000,000	4,881,271
Target Corp.
5.88%, 03/01/12(a)	3,333,000	3,602,852
6.00%, 01/15/18	2,550,000	2,926,109
TJX Companies Inc. (The)
6.95%, 04/15/19	500,000	598,641
Walgreen Co.
4.88%, 08/01/13	2,500,000	2,728,071
5.25%, 01/15/19	584,000	634,282
Wal-Mart Stores Inc.
4.13%, 02/01/19	500,000	511,660
4.55%, 05/01/13	7,583,000	8,185,768
5.38%, 04/05/17(a)	1,000,000	1,122,178
5.80%, 02/15/18	584,000	665,284
Yum! Brands Inc.
5.30%, 09/15/19	750,000	771,777

		50,472,892
SEMICONDUCTORS—0.03%
Analog Devices Inc.
5.00%, 07/01/14	300,000	318,724
KLA-Tencor Corp.
6.90%, 05/01/18	500,000	562,985

		881,709
SOFTWARE—0.83%
Adobe Systems Inc.
3.25%, 02/01/15	750,000	759,688
4.75%, 02/01/20(a)	750,000	764,170
CA Inc.
5.38%, 12/01/19	1,000,000	1,050,777
Fiserv Inc.
6.13%, 11/20/12	2,000,000	2,170,782
Intuit Inc.
5.75%, 03/15/17	500,000	530,000
Microsoft Corp.
2.95%, 06/01/14	2,000,000	2,067,149
4.20%, 06/01/19	3,050,000	3,188,191
Oracle Corp.
3.75%, 07/08/14	3,000,000	3,169,202
4.95%, 04/15/13	1,000,000	1,089,460
5.00%, 07/08/19	1,000,000	1,075,158
5.25%, 01/15/16	5,004,000	5,568,369

		21,432,946
TELECOMMUNICATIONS—5.74%
America Movil SAB de CV
3.63%, 03/30/15(b)	1,000,000	1,013,170
5.00%, 03/30/20(b)	3,500,000	3,499,895
5.50%, 03/01/14(a)	2,700,000	2,935,251
American Tower Corp.
4.63%, 04/01/15	500,000	511,355
7.00%, 10/15/17(b)	500,000	551,083

AT&T Inc.
4.95%, 01/15/13	4,000,000	4,316,690
5.50%, 02/01/18	4,514,000	4,955,143
5.80%, 02/15/19	2,700,000	2,949,097
AT&T Wireless Services Inc.
8.13%, 05/01/12	4,000,000	4,491,823
British Telecom PLC
5.95%, 01/15/18	2,670,000	2,759,567

Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	4,250,000	4,701,141
8.50%, 11/15/18	2,470,000	3,167,255
Cisco Systems Inc.
4.45%, 01/15/20	2,500,000	2,577,728
4.95%, 02/15/19	1,000,000	1,072,548
5.50%, 02/22/16	4,692,000	5,291,164
Deutsche Telekom International Finance BV
5.88%, 08/20/13	3,115,000	3,413,571
6.00%, 07/08/19	1,000,000	1,068,134
6.75%, 08/20/18	1,200,000	1,343,781
Embarq Corp.
7.08%, 06/01/16	3,333,000	3,581,616
France Telecom SA
4.38%, 07/08/14	1,500,000	1,593,861
5.38%, 07/08/19	1,000,000	1,068,107
Harris Corp.
6.38%, 06/15/19	1,300,000	1,458,219
Motorola Inc.
8.00%, 11/01/11	1,200,000	1,290,000
Nokia OYJ
5.38%, 04/15/19	750,000	795,873
Qwest Corp.
6.50%, 06/01/17	1,000,000	1,000,000
8.38%, 05/01/16	2,000,000	2,175,000
8.88%, 03/15/12	1,985,000	2,123,950
Rogers Wireless Inc.
6.38%, 03/01/14	7,916,000	8,871,064
SBC Communications Inc./AT&T Inc.
5.10%, 09/15/14	4,250,000	4,642,091
5.63%, 06/15/16	1,950,000	2,168,048
5.88%, 02/01/12	4,692,000	5,041,820
Telecom Italia Capital SA
5.25%, 11/15/13	7,799,000	8,023,679
7.18%, 06/18/19(a)	2,550,000	2,683,238
Telefonica Emisiones SAU
2.58%, 04/26/13(a)	1,500,000	1,478,874
3.73%, 04/27/15	750,000	734,428
4.95%, 01/15/15	1,000,000	1,031,079
5.13%, 04/27/20	1,500,000	1,452,189
5.88%, 07/15/19	750,000	772,401
5.98%, 06/20/11	500,000	521,790
6.22%, 07/03/17	800,000	862,308
6.42%, 06/20/16	1,950,000	2,108,851
Telefonos de Mexico SAB de CV
5.50%, 01/27/15	750,000	810,360
Verizon Communications Inc.
5.25%, 04/15/13	4,250,000	4,640,746
5.50%, 02/15/18	1,000,000	1,091,221
5.55%, 02/15/16	2,600,000	2,879,597
6.10%, 04/15/18	5,692,000	6,407,811
6.35%, 04/01/19	1,000,000	1,144,844
8.75%, 11/01/18	1,174,000	1,514,958
Verizon New England Inc.
6.50%, 09/15/11	5,500,000	5,825,117
Verizon New Jersey Inc. Series A
5.88%, 01/17/12	2,250,000	2,372,704

Verizon Wireless Capital LLC
3.75%, 05/20/11	4,400,000	4,506,744
Vodafone Group PLC
4.15%, 06/10/14	3,000,000	3,112,435
5.45%, 06/10/19	1,750,000	1,845,025
5.63%, 02/27/17	1,950,000	2,099,039
5.75%, 03/15/16	3,333,000	3,648,469

		147,995,952
TOYS, GAMES & HOBBIES—0.04%
Hasbro Inc.
6.13%, 05/15/14	1,000,000	1,103,896

		1,103,896
TRANSPORTATION—1.15%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18(a)	1,666,000	1,823,645
5.90%, 07/01/12	1,950,000	2,109,160
Canadian National Railway Co.
5.55%, 03/01/19	2,550,000	2,812,292
Canadian Pacific Railway Co.
7.25%, 05/15/19	500,000	582,131
CSX Corp.
6.25%, 04/01/15	4,250,000	4,805,449
7.38%, 02/01/19	1,500,000	1,817,828
Federal Express Corp.
9.65%, 06/15/12	300,000	341,823
FedEx Corp.
8.00%, 01/15/19	500,000	623,641
Norfolk Southern Corp.
5.75%, 01/15/16	2,200,000	2,468,312
Ryder System Inc.
5.85%, 11/01/16	1,500,000	1,619,862
Union Pacific Corp.
5.45%, 01/31/13	1,500,000	1,629,784
5.70%, 08/15/18	1,137,000	1,253,771
5.75%, 11/15/17	2,250,000	2,485,456
7.88%, 01/15/19	1,000,000	1,238,433
United Parcel Service Inc.
3.88%, 04/01/14	2,750,000	2,933,944
5.13%, 04/01/19	1,000,000	1,098,112

		29,643,643
TRUCKING & LEASING—0.02%
GATX Corp.
4.75%, 10/01/12	500,000	520,299

		520,299
WATER—0.07%
Veolia Environnement
6.00%, 06/01/18(a)	1,625,000	1,758,216

		1,758,216

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,227,860,479)		2,346,913,747

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(d)—6.72%
Brazil (Federative Republic of)
5.88%, 01/15/19	1,650,000	1,778,700
6.00%, 01/17/17	1,625,000	1,761,500
7.88%, 03/07/15	900,000	1,057,500
8.00%, 01/15/18	7,604,444	8,691,879
8.88%, 10/14/19	1,000,000	1,290,500
10.25%, 06/17/13	1,750,000	2,139,375
12.75%, 01/15/20	1,500,000	2,400,000
Canada (Government of)
2.38%, 09/10/14	3,000,000	3,039,543
Canada Mortgage & Housing Corp.
5.00%, 09/01/11	1,150,000	1,207,121
Chile (Republic of)
5.50%, 01/15/13	2,750,000	2,958,093
Export Development Canada
2.38%, 03/19/12(a)	5,625,000	5,752,010
3.13%, 04/24/14(a)	4,000,000	4,164,194
Hungary (Republic of)
4.75%, 02/03/15(a)(e)	1,000,000	988,988
6.25%, 01/29/20	2,000,000	2,030,460
Hydro-Quebec
6.30%, 05/11/11	2,700,000	2,829,141
Israel (State of)
5.13%, 03/26/19(a)	2,000,000	2,095,000
5.50%, 11/09/16(a)	1,000,000	1,104,612
Italy (Republic of)
2.13%, 10/05/12	4,000,000	3,937,267
3.50%, 07/15/11	3,500,000	3,542,792
4.50%, 01/21/15(a)	13,851,000	14,197,379
5.25%, 09/20/16	3,800,000	3,988,982
Japan Finance Corp.
2.00%, 06/24/11	4,500,000	4,544,897
2.13%, 11/05/12(a)	2,750,000	2,786,892
2.88%, 02/02/15	3,300,000	3,353,168
Japan Finance Organization for Municipal Enterprises
5.00%, 05/16/17(a)	2,500,000	2,716,275
Korea (Republic of)
5.75%, 04/16/14	2,500,000	2,686,220
7.13%, 04/16/19	2,200,000	2,539,126
Malaysia (Government of)
7.50%, 07/15/11	2,500,000	2,647,733

Manitoba (Province of)
4.90%, 12/06/16(a)	3,750,000	4,142,785
5.00%, 02/15/12(a)	2,000,000	2,131,916
New Brunswick (Province of)
5.20%, 02/21/17	500,000	559,674
Nova Scotia (Province of)
5.13%, 01/26/17	750,000	840,109
9.25%, 03/01/20	2,000,000	2,760,935
Ontario (Province of)
1.88%, 11/19/12	4,000,000	4,027,786
2.63%, 01/20/12	9,311,000	9,526,725
2.95%, 02/05/15	4,000,000	4,050,699
4.00%, 10/07/19	2,000,000	2,003,283
4.10%, 06/16/14	2,000,000	2,125,226
4.40%, 04/14/20	750,000	769,858
4.95%, 11/28/16	2,000,000	2,200,947
5.45%, 04/27/16(a)	1,625,000	1,833,736
Peru (Republic of)
7.13%, 03/30/19	1,650,000	1,926,375
9.88%, 02/06/15	1,625,000	2,035,313
Poland (Republic of)
6.25%, 07/03/12	2,700,000	2,902,500
6.38%, 07/15/19	4,300,000	4,665,500
Quebec (Province of)
4.63%, 05/14/18(a)	1,000,000	1,071,691
5.00%, 03/01/16(a)	4,692,000	5,203,702
South Africa (Republic of)
5.50%, 03/09/20	2,500,000	2,500,000
6.88%, 05/27/19	2,000,000	2,230,000
7.38%, 04/25/12	1,625,000	1,777,344
United Mexican States
5.13%, 01/15/20	3,000,000	3,048,570
5.63%, 01/15/17	2,200,000	2,358,092
5.88%, 02/17/14	1,500,000	1,638,750
5.95%, 03/19/19	2,000,000	2,157,000
6.38%, 01/16/13	6,706,000	7,309,540
8.13%, 12/30/19(a)	2,250,000	2,767,500
11.38%, 09/15/16(a)	500,000	690,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $169,303,936)		173,484,903

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.36%

CALIFORNIA—0.12%
California State, General Obligations Unlimited
5.25%, 04/01/14	2,000,000	2,088,520
6.20%, 10/01/19	1,000,000	1,039,090

		3,127,610
ILLINOIS—0.22%
Illinois State, General Obligations Unlimited
4.07%, 01/01/14	2,500,000	2,524,900
4.42%, 01/01/15	3,000,000	3,029,250

		5,554,150
NEW JERSEY—0.02%
New Jersey State Turnpike Authority Revenue, Series B (AMBAC Insured)
4.25%, 01/01/16	500,000	511,855

		511,855

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $9,115,426)		9,193,615

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.75%

MONEY MARKET FUNDS—4.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(f)(g)	86,726,804	86,726,804
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(f)(g)	18,261,624	18,261,624
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(f)	17,473,795	17,473,795

		122,462,223

TOTAL SHORT-TERM INVESTMENTS
(Cost: $122,462,223)		122,462,223

TOTAL INVESTMENTS IN SECURITIES—102.82%
(Cost: $2,528,742,064)		2,652,054,488
Other Assets, Less Liabilities—(2.82)%		(72,673,724)

NET ASSETS—100.00%		$2,579,380,764

AMBAC - American Municipal Bond Assurance Corp. Financial Group Inc.

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	Investments are denominated in U.S. dollars.
(e)	Security valued using Level 3 inputs in accordance with management's fair valuation policy. See Note 1.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2010

Security	Principal	Value

CORPORATE BONDS & NOTES—32.14%

AEROSPACE & DEFENSE—0.33%
Boeing Co. (The)
4.88%, 02/15/20	$250,000	$264,222
General Dynamics Corp.
5.25%, 02/01/14	500,000	554,335
United Technologies Corp.
5.38%, 12/15/17	673,000	755,688

		1,574,245
AGRICULTURE—0.45%
Altria Group Inc.
9.70%, 11/10/18	526,000	637,595
Philip Morris International Inc.
5.65%, 05/16/18	935,000	1,015,617
Reynolds American Inc.
6.75%, 06/15/17	447,000	469,768

		2,122,980
AUTO MANUFACTURERS—0.15%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	640,000	712,052

		712,052
BANKS—6.43%
Bank of America Corp.
5.65%, 05/01/18	1,010,000	1,012,756
7.38%, 05/15/14	1,053,000	1,161,508
7.63%, 06/01/19	262,000	297,997
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	8,400,000	8,748,061
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12(a)	1,010,000	1,091,498
Barclays Bank PLC
5.13%, 01/08/20	250,000	238,472
5.20%, 07/10/14	600,000	621,229
5.45%, 09/12/12	500,000	529,219
BB&T Corp.
6.85%, 04/30/19	262,000	298,406
Charter One Bank N.A.
6.38%, 05/15/12	102,000	105,471
Credit Suisse New York
5.00%, 05/15/13	526,000	557,946
6.00%, 02/15/18	400,000	422,510
Deutsche Bank AG London
6.00%, 09/01/17	673,000	721,645
Export-Import Bank of Korea (The)
8.13%, 01/21/14	400,000	450,726
Fifth Third Bancorp
5.45%, 01/15/17	526,000	531,611

KeyCorp
6.50%, 05/14/13	526,000	565,450
KfW
2.00%, 01/17/12	1,250,000	1,267,353
3.25%, 03/15/13	1,000,000	1,041,294
4.88%, 01/17/17	842,000	927,491
KfW Series G
4.38%, 03/15/18	1,347,000	1,434,737
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	842,000	933,106
National City Corp.
6.88%, 05/15/19	526,000	590,188
Oesterreichische Kontrollbank AG
1.88%, 03/21/12	400,000	404,839
PNC Funding Corp.
5.25%, 11/15/15(b)	135,000	146,282
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	161,000	154,916
State Street Corp.
4.30%, 05/30/14(a)	179,000	189,427
SunTrust Bank
7.25%, 03/15/18	262,000	285,404
UBS AG Stamford
5.88%, 12/20/17(a)	1,010,000	1,051,718
US Bank N.A.
4.80%, 04/15/15	736,000	792,116
Wachovia Corp./Wells Fargo & Co.
5.30%, 10/15/11	673,000	705,377
5.63%, 10/15/16	300,000	316,698
5.75%, 06/15/17	1,010,000	1,085,048
Wells Fargo & Co.
5.25%, 10/23/12	1,500,000	1,601,198

		30,281,697
BEVERAGES—0.87%
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12	1,000,000	1,025,727
Bottling Group LLC
6.95%, 03/15/14	307,000	359,097
Coca-Cola Co. (The)
5.35%, 11/15/17	842,000	946,014
Diageo Finance BV
5.30%, 10/28/15	673,000	739,114
PepsiCo Inc.
3.75%, 03/01/14	526,000	557,694
7.90%, 11/01/18	350,000	445,108

		4,072,754
BIOTECHNOLOGY—0.06%
Amgen Inc.
5.70%, 02/01/19	262,000	295,235

		295,235
BUILDING MATERIALS—0.19%
CRH America Inc.
5.30%, 10/15/13	370,000	393,510
Owens Corning
9.00%, 06/15/19	410,000	479,700

		873,210
CHEMICALS—0.35%
Dow Chemical Co. (The)
6.00%, 10/01/12	268,000	288,581
7.60%, 05/15/14	526,000	600,808

E.I. du Pont de Nemours and Co.
5.88%, 01/15/14	420,000	471,869
Praxair Inc.
4.50%, 08/15/19	256,000	263,653

		1,624,911
COMMERCIAL SERVICES—0.18%
McKesson Corp.
5.70%, 03/01/17	336,000	368,309
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	268,000	265,320
Western Union Co. (The)
5.25%, 04/01/20(c)	216,000	222,627

		856,256
COMPUTERS—0.35%
Hewlett-Packard Co.
5.50%, 03/01/18(a)	526,000	585,286
International Business Machines Corp.
4.75%, 11/29/12	673,000	724,887
5.70%, 09/14/17	300,000	339,920

		1,650,093
COSMETICS & PERSONAL CARE—0.06%
Procter & Gamble Co. (The)
4.60%, 01/15/14	262,000	284,238

		284,238
DIVERSIFIED FINANCIAL SERVICES—6.04%
American Express Co.
4.88%, 07/15/13	507,000	539,909
6.80%, 09/01/16	268,000	249,240
7.00%, 03/19/18	842,000	949,237
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	1,247,000	1,356,511
BP Capital Markets PLC
5.25%, 11/07/13	526,000	566,242
Capital One Financial Corp.
5.70%, 09/15/11	640,000	669,665
6.75%, 09/15/17	526,000	579,711
Charles Schwab Corp. (The)
4.95%, 06/01/14	262,000	281,624
Citigroup Inc.
5.50%, 04/11/13	526,000	541,472
6.00%, 02/21/12	1,718,000	1,795,369
6.13%, 05/15/18(a)	1,010,000	1,027,048
8.50%, 05/22/19	262,000	306,821
Countrywide Financial Corp.
5.80%, 06/07/12	168,000	176,400
Credit Suisse (USA) Inc.
5.38%, 03/02/16	1,123,000	1,219,537
General Electric Capital Corp.
5.00%, 01/08/16	640,000	668,513
5.63%, 05/01/18	762,000	795,013
5.88%, 02/15/12	1,685,000	1,788,463
6.00%, 08/07/19	262,000	277,992
Goldman Sachs Capital Trust II
5.79%, 06/01/12	150,000	114,000
Goldman Sachs Group Inc. (The)
5.35%, 01/15/16	410,000	401,206
6.15%, 04/01/18	1,685,000	1,731,572
6.60%, 01/15/12	526,000	554,153

HSBC Finance Corp.
5.50%, 01/19/16	1,527,000	1,637,402
Jefferies Group Inc.
8.50%, 07/15/19(a)	262,000	296,524
John Deere Capital Corp.
7.00%, 03/15/12	538,000	591,679
JPMorgan Chase & Co.
5.75%, 01/02/13	2,527,000	2,755,102
6.30%, 04/23/19	262,000	285,100
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	235,000	234,019
5.45%, 07/15/14	1,685,000	1,728,523
6.05%, 08/15/12	473,000	500,575
Morgan Stanley
5.75%, 10/18/16	673,000	674,516
6.00%, 04/28/15	736,000	757,935
6.63%, 04/01/18	603,000	620,302
7.30%, 05/13/19	262,000	278,672
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	640,000	701,720
SLM Corp.
5.38%, 05/15/14	837,000	761,670

		28,413,437
ELECTRIC—2.05%
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18(a)	2,021,000	2,247,781
Constellation Energy Group Inc.
4.55%, 06/15/15	606,000	629,443
Dominion Resources Inc.
5.15%, 07/15/15	640,000	693,753
Duke Capital LLC
6.25%, 02/15/13	640,000	692,027
Duke Energy Corp.
5.05%, 09/15/19	262,000	271,696
6.25%, 01/15/12	235,000	254,063
Exelon Corp.
4.90%, 06/15/15	640,000	677,988
Exelon Generation Co. LLC
5.35%, 01/15/14	640,000	688,932
FirstEnergy Solutions Corp.
4.80%, 02/15/15	300,000	312,785
FPL Group Capital Inc.
6.00%, 03/01/19	256,000	280,476
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	300,000	322,334
Pacific Gas & Electric Co.
4.80%, 03/01/14	1,247,000	1,353,623
Southern Power Co.
4.88%, 07/15/15	307,000	328,842
Southwestern Electric Power Co.
6.45%, 01/15/19	262,000	292,096
TXU Electric Delivery Co.
6.38%, 01/15/15	268,000	300,594
Union Electric Co.
6.70%, 02/01/19	262,000	294,837

		9,641,270
ELECTRICAL COMPONENTS & EQUIPMENT—0.22%
Emerson Electric Co.
4.88%, 10/15/19	500,000	543,838
5.25%, 10/15/18	440,000	491,855

		1,035,693

ELECTRONICS—0.05%
Agilent Technologies Inc.
6.50%, 11/01/17	225,000	251,507

		251,507
FOOD—0.38%
General Mills Inc.
6.00%, 02/15/12	268,000	287,588
Kraft Foods Inc.
6.13%, 02/01/18	504,000	558,087
6.25%, 06/01/12	673,000	729,696
Sara Lee Corp.
6.25%, 09/15/11	202,000	214,102

		1,789,473
FOREST PRODUCTS & PAPER—0.07%
International Paper Co.
7.95%, 06/15/18	262,000	305,915

		305,915
GAS—0.03%
Sempra Energy
6.50%, 06/01/16	112,000	126,132

		126,132
HEALTH CARE - PRODUCTS—0.05%
Johnson & Johnson
5.55%, 08/15/17	205,000	232,163

		232,163
HEALTH CARE - SERVICES—0.06%
UnitedHealth Group Inc.
4.88%, 03/15/15	268,000	285,918

		285,918
HOUSEHOLD PRODUCTS & WARES—0.06%
Kimberly-Clark Corp.
6.13%, 08/01/17	256,000	295,519

		295,519
INSURANCE—1.31%
Allstate Corp. (The)
5.00%, 08/15/14	336,000	363,718
American International Group Inc.
5.60%, 10/18/16(a)	673,000	572,050
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	1,179,000	1,277,691
Chubb Corp.
6.38%, 04/15/17	250,000	235,000
Genworth Financial Inc.
5.75%, 06/15/14	526,000	520,740
Hartford Financial Services Group Inc.
5.38%, 03/15/17	250,000	245,373
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	300,000	315,995
MetLife Inc.
5.00%, 06/15/15	640,000	671,882
Principal Life Income Fundings Trust
5.30%, 12/14/12	526,000	564,178
Prudential Financial Inc.
5.10%, 09/20/14	673,000	708,727

Travelers Companies Inc. (The)
6.25%, 06/20/16	262,000	300,203
6.25%, 03/15/17	400,000	372,000

		6,147,557
IRON & STEEL—0.13%
ArcelorMittal
9.00%, 02/15/15	526,000	613,161

		613,161
MACHINERY—0.22%
Caterpillar Inc.
5.70%, 08/15/16(a)	943,000	1,040,834

		1,040,834
MANUFACTURING—0.57%
3M Co. Series E
4.38%, 08/15/13	500,000	543,300
General Electric Co.
5.00%, 02/01/13	1,247,000	1,335,490
Honeywell International Inc.
5.30%, 03/01/18	262,000	290,826
Tyco International Finance SA
4.13%, 10/15/14	500,000	522,852

		2,692,468
MEDIA—1.02%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	247,000	285,173
Comcast Corp.
6.50%, 01/15/17	1,000,000	1,100,994
News America Inc.
5.30%, 12/15/14	606,000	662,008
Time Warner Cable Inc.
5.85%, 05/01/17	336,000	363,603
7.50%, 04/01/14	526,000	606,932
Time Warner Inc.
6.88%, 05/01/12	640,000	698,553
Viacom Inc.
6.25%, 04/30/16	336,000	372,633
Walt Disney Co. (The)
6.38%, 03/01/12	673,000	727,178

		4,817,074
MINING—0.65%
Alcoa Inc.
5.55%, 02/01/17(a)	168,000	163,800
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	1,247,000	1,339,891
Freeport-McMoRan Copper & Gold Inc.
8.25%, 04/01/15	526,000	565,450
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14	510,000	611,895
Vale Overseas Ltd.
6.25%, 01/11/16	336,000	364,896

		3,045,932
MULTI-NATIONAL—1.99%
African Development Bank
1.88%, 01/23/12	500,000	505,868

Asian Development Bank
2.63%, 02/09/15	400,000	405,325
2.75%, 05/21/14	526,000	539,514
European Investment Bank
1.75%, 09/14/12	1,000,000	1,007,168
4.63%, 05/15/14	3,741,000	4,074,351
Inter-American Development Bank
5.13%, 09/13/16(a)	1,247,000	1,404,924
International Bank for Reconstruction and Development
2.00%, 04/02/12	1,053,000	1,070,798
Nordic Investment Bank
5.00%, 02/01/17	307,000	342,964

		9,350,912
OFFICE & BUSINESS EQUIPMENT—0.20%
Pitney Bowes Inc.
4.75%, 01/15/16	256,000	270,039
Xerox Corp.
6.88%, 08/15/11	640,000	675,096

		945,135
OIL & GAS—1.79%
Anadarko Petroleum Corp.
5.95%, 09/15/16	606,000	645,511
Apache Corp.
5.25%, 04/15/13	336,000	365,908
Canadian Natural Resources Ltd.
5.90%, 02/01/18	500,000	543,376
Chevron Corp.
3.95%, 03/03/14	358,000	379,776
Conoco Funding Co.
6.35%, 10/15/11	1,247,000	1,332,607
ConocoPhillips
5.75%, 02/01/19	300,000	333,332
Devon Financing Corp. ULC
6.88%, 09/30/11	336,000	359,993
EnCana Corp.
5.90%, 12/01/17	350,000	379,140
Marathon Oil Corp.
7.50%, 02/15/19	217,000	256,472
Pemex Project Funding Master Trust
5.75%, 03/01/18	500,000	508,210
Petrobras International Finance Co.
5.88%, 03/01/18	500,000	516,140
7.88%, 03/15/19	262,000	289,838
Shell International Finance BV
4.30%, 09/22/19	526,000	530,961
StatoilHydro ASA
5.25%, 04/15/19	500,000	536,382
Transocean Inc.
6.00%, 03/15/18	673,000	681,018
Valero Energy Corp.
6.13%, 02/01/20	400,000	397,634
XTO Energy Inc.
6.25%, 04/15/13	336,000	375,233

		8,431,531
OIL & GAS SERVICES—0.06%
Weatherford International Inc.
6.35%, 06/15/17	268,000	285,869

		285,869

PHARMACEUTICALS—1.23%
Abbott Laboratories
5.15%, 11/30/12	804,000	875,966
AmerisourceBergen Corp.
5.88%, 09/15/15	254,000	287,450
AstraZeneca PLC
5.40%, 09/15/12	1,010,000	1,099,106
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	858,000	954,502
Medco Health Solutions Inc.
7.13%, 03/15/18	342,000	396,604
Merck & Co. Inc.
4.00%, 06/30/15	315,000	335,068
Novartis Securities Investment Ltd.
5.13%, 02/10/19	262,000	285,131
Pfizer Inc.
6.20%, 03/15/19	629,000	725,308
Wyeth
5.50%, 02/01/14	747,000	831,932

		5,791,067
PIPELINES—0.41%
Energy Transfer Partners LP
5.95%, 02/01/15	315,000	338,105
Enterprise Products Operating LP
5.60%, 10/15/14	707,000	762,185
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	250,000	274,975
TransCanada PipeLines Ltd.
6.50%, 08/15/18	500,000	566,251

		1,941,516
REAL ESTATE—0.07%
ERP Operating LP
5.13%, 03/15/16	336,000	350,821

		350,821
REAL ESTATE INVESTMENT TRUSTS—0.36%
Boston Properties LP
6.25%, 01/15/13	336,000	363,393
Duke Realty LP
7.38%, 02/15/15	250,000	277,346
HCP Inc.
6.70%, 01/30/18	250,000	261,286
ProLogis
5.63%, 11/15/16	268,000	253,746
Simon Property Group LP
6.13%, 05/30/18	500,000	534,803

		1,690,574
RETAIL—1.07%
Costco Wholesale Corp.
5.30%, 03/15/12	202,000	217,414
CVS Caremark Corp.
5.75%, 06/01/17	205,000	224,151
6.30%, 06/01/12	538,000	484,200
Home Depot Inc. (The)
5.40%, 03/01/16	640,000	697,544
McDonald’s Corp.
5.35%, 03/01/18	673,000	744,514
Target Corp.
6.00%, 01/15/18	673,000	772,263
Wal-Mart Stores Inc.
4.55%, 05/01/13	1,220,000	1,316,977

Yum! Brands Inc.
6.25%, 03/15/18	504,000	557,673

		5,014,736
SOFTWARE—0.30%
Microsoft Corp.
2.95%, 06/01/14	350,000	361,751
Oracle Corp.
5.25%, 01/15/16	943,000	1,049,355

		1,411,106
TELECOMMUNICATIONS—2.01%
AT&T Inc.
4.95%, 01/15/13	1,179,000	1,272,344
5.50%, 02/01/18	1,000,000	1,097,728
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	526,000	674,484
Cisco Systems Inc.
5.50%, 02/22/16	1,247,000	1,406,241
Deutsche Telekom International Finance BV
5.75%, 03/23/16	315,000	338,982
Embarq Corp.
7.08%, 06/01/16	471,000	506,133
France Telecom SA
7.75%, 03/01/11	640,000	671,120
Rogers Wireless Inc.
6.38%, 03/01/14	336,000	376,538
SBC Communications Inc./AT&T Inc.
5.88%, 02/01/12	247,000	265,416
Telecom Italia Capital SA
4.95%, 09/30/14	526,000	518,900
Verizon Communications Inc.
5.50%, 02/15/18	250,000	272,805
5.55%, 02/15/16	1,247,000	1,381,099
Vodafone Group PLC
5.75%, 03/15/16	640,000	700,576

		9,482,366
TRANSPORTATION—0.32%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	250,000	255,561
Norfolk Southern Corp.
7.70%, 05/15/17	480,000	578,613
Union Pacific Corp.
5.75%, 11/15/17	315,000	347,964
United Parcel Service Inc.
5.13%, 04/01/19	282,000	309,668

		1,491,806

TOTAL CORPORATE BONDS & NOTES
(Cost: $143,236,752)		151,269,163

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(d)—2.74%
Brazil (Federative Republic of)
8.00%, 01/15/18	948,444	1,084,072

Canada (Government of)
2.38%, 09/10/14	526,000	532,933
3.75%, 07/15/11	368,000	379,883
Export Development Canada
2.38%, 03/19/12	500,000	511,290
Hungary (Republic of)
6.25%, 01/29/20	250,000	253,807
Israel (State of)
5.13%, 03/26/19(a)	262,000	274,445
Italy (Republic of)
2.13%, 10/05/12	1,500,000	1,476,475
4.50%, 01/21/15	500,000	512,504
Japan Finance Corp.
2.13%, 11/05/12	1,000,000	1,013,415
Korea (Republic of)
7.13%, 04/16/19	262,000	302,387
Ontario (Province of)
2.63%, 01/20/12	1,000,000	1,023,169
4.10%, 06/16/14	600,000	637,568
Peru (Republic of)
7.13%, 03/30/19	415,000	484,512
Poland (Republic of)
6.38%, 07/15/19	262,000	284,270
Quebec (Province of)
5.00%, 03/01/16(a)	1,247,000	1,382,996
South Africa (Republic of)
6.88%, 05/27/19	262,000	292,130
United Mexican States
6.38%, 01/16/13	2,257,000	2,460,130

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $12,672,168)		12,905,986

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.22%

ILLINOIS—0.22%
Illinois State, General Obligations Unlimited
4.07%, 01/01/14	1,020,000	1,030,159

		1,030,159

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,041,550)		1,030,159

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—63.55%

U.S. GOVERNMENT AGENCY OBLIGATIONS—12.27%
Federal Home Loan Bank
3.63%, 10/18/13	4,300,000	4,573,392
5.00%, 11/17/17(a)	6,880,000	7,691,060
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12	6,906,000	7,056,906
2.13%, 09/21/12(a)	7,091,000	7,249,075
4.50%, 01/15/13	8,810,000	9,531,245

Federal National Mortgage Association
1.25%, 06/22/12(a)	11,255,000	11,303,678
2.75%, 03/13/14(a)	5,372,000	5,543,357
5.00%, 04/15/15(a)	4,297,000	4,814,123

		57,762,836
U.S. GOVERNMENT OBLIGATIONS—51.28%
U.S. Treasury Notes
1.00%, 12/31/11	17,620,000	17,708,981
1.13%, 12/15/12	8,830,000	8,839,006
1.38%, 03/15/13(a)	2,234,000	2,245,907
1.75%, 04/15/13	7,162,000	7,268,284
1.88%, 06/15/12	22,133,000	22,630,108
2.25%, 01/31/15(a)	6,661,000	6,731,007
2.50%, 03/31/15(a)	5,218,000	5,328,778
2.50%, 04/30/15(a)	5,013,000	5,113,411
3.38%, 11/15/19	13,537,000	13,617,545
3.50%, 05/15/20	3,000,000	3,048,990
3.63%, 08/15/19	12,420,000	12,758,693
3.63%, 02/15/20(a)	7,377,000	7,565,335
4.75%, 05/15/14(a)	46,887,000	52,349,805
4.88%, 07/31/11	38,163,000	40,107,405
4.88%, 08/15/16(a)	29,138,000	33,138,648
8.50%, 02/15/20	2,046,000	2,924,205

		241,376,108

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $291,643,585)		299,138,944

Security	Shares	Value

SHORT-TERM INVESTMENTS—31.24%

MONEY MARKET FUNDS—31.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(e)(f)	118,708,103	118,708,103
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(e)(f)	24,995,764	24,995,764
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(e)	3,330,269	3,330,269

		147,034,136

TOTAL SHORT-TERM INVESTMENTS
(Cost: $147,034,136)		147,034,136

TOTAL INVESTMENTS IN SECURITIES—129.89%
(Cost: $595,628,191)		611,378,388
Other Assets, Less Liabilities—(29.89)%		(140,705,157)

NET ASSETS—100.00%		$470,673,231

FDIC	-	Federal Deposit Insurance Corp.

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.

(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Investments are denominated in U.S. dollars.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS MBS BOND FUND

May 31, 2010

Security	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS—99.80%

MORTGAGE-BACKED SECURITIES—99.80%
Federal Home Loan Mortgage Corp.
0.64%, 06/15/33	$153,956	$153,663
4.00%, 06/01/25(a)	21,930,000	22,485,103
4.50%, 06/01/25(a)	83,570,000	87,408,997
4.50%, 06/01/40(a)	103,360,000	105,427,200
5.00%, 06/01/25(a)	56,610,000	60,148,125
5.00%, 06/01/40(a)	120,945,000	126,614,297
5.03%, 12/01/33	1,146,243	1,209,454
5.50%, 06/01/40(a)	128,520,000	136,873,800
6.00%, 06/01/40(a)	69,870,000	75,306,759
Federal National Mortgage Association
4.00%, 06/01/25(a)	115,070,000	115,261,489
4.50%, 06/01/25(a)	63,750,000	66,688,477
4.50%, 06/01/40(a)	133,620,000	136,355,034
5.00%, 06/01/25(a)	35,700,000	37,908,937
5.00%, 06/01/40(a)	142,800,000	149,471,438
5.50%, 06/01/25(a)	36,550,000	39,245,563
5.50%, 06/01/40(a)	185,810,000	198,207,011
6.00%, 06/01/40(a)	110,460,000	118,968,872
6.50%, 06/01/40(a)	87,890,000	95,607,841
Government National Mortgage Association
4.50%, 06/01/40(a)	81,090,000	83,231,283
5.00%, 06/01/40(a)	93,160,000	98,181,906
5.50%, 06/01/40(a)	38,250,000	41,017,148
6.00%, 06/01/40(a)	39,100,000	42,295,203

		1,838,067,600

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $1,824,349,272)		1,838,067,600

Security	Shares	Value

SHORT-TERM INVESTMENTS—99.19%

MONEY MARKET FUNDS—99.19%
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(c)	228,267,652	228,267,652
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	1,598,661,493	1,598,661,493

		1,826,929,145

TOTAL SHORT-TERM INVESTMENTS

(Cost: $1,826,929,145)	1,826,929,145

TOTAL INVESTMENTS IN SECURITIES—198.99%
(Cost: $3,651,278,417)	3,664,996,745
Other Assets, Less Liabilities—(98.99)%	(1,823,158,452)

NET ASSETS—100.00%	$1,841,838,293

(a)	To-be-announced (TBA). See Note 1.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS SHORT TREASURY BOND FUND

May 31, 2010

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.98%
U.S. Treasury Notes
0.88%, 12/31/10	$162,627,000	$163,166,923
0.88%, 01/31/11	78,621,000	78,912,686
0.88%, 02/28/11	75,749,000	76,037,602
0.88%, 05/31/11	213,000,000	213,930,802
1.25%, 11/30/10	196,014,000	196,978,397
1.50%, 11/01/10	234,427,000	235,641,327
2.00%, 09/30/10	235,504,000	236,886,404
2.38%, 08/31/10	234,786,000	236,044,460
2.63%, 05/31/10	218,286,000	218,286,000
2.75%, 07/30/10	234,427,000	235,432,694
2.88%, 06/30/10	214,682,000	215,124,264
3.88%, 07/15/10	239,094,000	240,162,748
3.88%, 09/15/10	233,350,000	235,809,511
4.13%, 08/15/10	232,991,000	234,887,572
4.25%, 10/15/10	232,991,000	236,462,561
4.25%, 01/15/11	76,108,000	77,967,319
4.38%, 12/15/10	189,911,000	194,100,439
4.50%, 11/15/10	189,552,000	193,208,460
4.50%, 02/28/11	78,621,000	81,045,677
5.00%, 02/15/11	78,621,000	81,208,417
5.75%, 08/15/10	231,196,000	233,845,515

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,915,306,439)		3,915,139,778

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.14%

MONEY MARKET FUNDS—0.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(a)(b)	5,400,057	5,400,057

		5,400,057
TOTAL SHORT-TERM INVESTMENTS

(Cost: $5,400,057)		5,400,057

TOTAL INVESTMENTS IN SECURITIES—99.12%
(Cost: $3,920,706,496)		3,920,539,835
Other Assets, Less Liabilities—0.88%		34,712,435

NET ASSETS—100.00%		$3,955,252,270

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS TIPS BOND FUND

May 31, 2010

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.76%
U.S. Treasury Inflation-Indexed Bonds
0.50%, 04/15/15	$459,859,774	$423,924,418
0.63%, 04/15/13	552,039,084	557,749,831
1.25%, 04/15/14	590,583,130	607,991,589
1.38%, 07/15/18(a)	535,319,107	545,823,062
1.38%, 01/15/20(a)	691,274,099	695,985,870
1.63%, 01/15/15	815,496,165	854,166,820
1.63%, 01/15/18	552,999,349	574,472,612
1.75%, 01/15/28	556,963,502	551,654,054
1.88%, 07/15/13	893,034,877	933,332,953
1.88%, 07/15/15	713,022,038	756,520,957
1.88%, 07/15/19(a)	585,365,680	612,135,404
2.00%, 04/15/12(a)	575,008,974	589,364,311
2.00%, 01/15/14	905,651,744	959,063,671
2.00%, 07/15/14(a)	828,286,847	882,956,924
2.00%, 01/15/16	692,488,834	739,601,608
2.00%, 01/15/26(a)	715,502,058	741,341,434
2.13%, 01/15/19(a)	537,664,810	578,106,731
2.13%, 02/15/40(a)	307,385,653	328,874,370
2.38%, 01/15/17	613,596,125	669,044,371
2.38%, 01/15/25	1,061,793,245	1,158,240,740
2.38%, 01/15/27	578,592,319	629,064,163
2.50%, 07/15/16	692,914,674	762,780,773
2.50%, 01/15/29(a)	543,466,948	598,654,786
2.63%, 07/15/17(a)	552,964,758	609,269,807
3.00%, 07/15/12	951,493,783	1,009,838,196
3.38%, 01/15/12	275,945,950	265,005,179
3.38%, 04/15/32	222,239,671	284,248,352
3.63%, 04/15/28	711,147,266	904,905,094
3.88%, 04/15/29	836,064,380	1,097,014,343

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $18,977,162,201)		19,921,132,423

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.98%

MONEY MARKET FUNDS—4.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	823,129,261	823,129,261
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(c)(d)	173,322,162	173,322,162
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	7,968,896	7,968,896

		1,004,420,319

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,004,420,319)	1,004,420,319

TOTAL INVESTMENTS IN SECURITIES—103.74%
(Cost: $19,981,582,520)	20,925,552,742
Other Assets, Less Liabilities—(3.74)%	(754,583,526)

NET ASSETS—100.00%	$20,170,969,216

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® IBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2010

Security	Principal	Value

CORPORATE BONDS & NOTES—96.80%

ADVERTISING—0.43%
Interpublic Group of Companies Inc.
10.00%, 07/15/17	$11,450,000	$12,609,312
Lamar Media Corp.
6.63%, 08/15/15(a)	7,850,000	7,517,356
7.88%, 04/15/18(b)	1,200,000	1,186,500

		21,313,168
AEROSPACE & DEFENSE—1.13%
Bombardier Inc.
7.50%, 03/15/18(b)	12,000,000	12,120,000
7.75%, 03/15/20(b)	7,500,000	7,584,375
L-3 Communications Corp. Series B
6.38%, 10/15/15	17,934,000	17,933,088
TransDigm Inc.
7.75%, 07/15/14	8,429,000	8,365,782
7.75%, 07/15/14(b)	9,940,000	9,940,000

		55,943,245
AIRLINES—0.69%
Delta Air Lines Inc.
9.50%, 09/15/14(b)	13,400,000	13,634,500
12.25%, 03/15/15(a)(b)	10,500,000	10,972,500
United Airlines Inc.
9.88%, 08/01/13(b)	9,375,000	9,621,094

		34,228,094
AUTO MANUFACTURERS—0.35%
Navistar International Corp.
8.25%, 11/01/21	17,275,000	17,318,187

		17,318,187
AUTO PARTS & EQUIPMENT—0.99%
Allison Transmission Inc.
11.00%, 11/01/15(b)	9,875,000	10,294,687
Goodyear Tire & Rubber Co. (The)
10.50%, 05/15/16(a)	18,550,000	19,793,159
TRW Automotive Inc.
7.00%, 03/15/14(a)(b)	9,000,000	8,876,250
7.25%, 03/15/17(a)(b)	10,220,000	10,041,150

		49,005,246
BEVERAGES—0.62%
Constellation Brands Inc.
7.25%, 05/15/17	22,354,000	22,148,101
8.38%, 12/15/14	8,250,000	8,569,601

		30,717,702

BUILDING MATERIALS—0.62%
Hanson Ltd.
6.13%, 08/15/16	15,330,000	14,665,474
USG Corp.
6.30%, 11/15/16	8,920,000	7,894,200
9.50%, 01/15/18	8,285,000	8,202,150

		30,761,824
CHEMICALS—1.88%
CF Industries Inc.
6.88%, 05/01/18	15,000,000	14,990,625
Hexion U.S. Finance Corp.
8.88%, 02/01/18(b)	18,250,000	16,721,562
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
9.75%, 11/15/14(a)	11,100,000	10,656,000
Huntsman International LLC
5.50%, 06/30/16(a)(b)	10,500,000	9,261,000
Ineos Finance PLC
9.00%, 05/15/15(b)	1,896,000	1,885,515
Ineos Group Holdings PLC
8.50%, 02/15/16(b)	2,000,000	1,460,000
LBI Escrow Corp.
8.00%, 11/01/17(b)	5,000,000	4,956,650
Lyondell Chemical Co.
11.00%, 05/01/18	10,000,000	10,500,000
Momentive Performance Materials Inc.
9.75%, 12/01/14	13,950,000	13,266,450
Nalco Co.
8.25%, 05/15/17	5,340,000	5,553,600
8.88%, 11/15/13	4,000,000	4,070,000

		93,321,402
COAL—1.11%
Arch Coal Inc.
8.75%, 08/01/16(b)	11,500,000	11,730,000
Consol Energy Inc.
8.00%, 04/01/17(b)	21,500,000	21,688,125
8.25%, 04/01/20(b)	8,500,000	8,638,125
Peabody Energy Corp.
7.38%, 11/01/16(a)	12,596,000	13,075,109

		55,131,359
COMMERCIAL SERVICES—2.78%
ARAMARK Corp.
8.50%, 02/01/15(a)	21,210,000	21,097,985
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
9.63%, 03/15/18(b)	6,500,000	6,532,500
Ceridian Corp.
11.25%, 11/15/15(a)	16,800,000	16,044,000
Hertz Corp. (The)
8.88%, 01/01/14(a)	33,619,000	33,824,198
10.50%, 01/01/16(a)	8,500,000	8,776,250
Iron Mountain Inc.
8.38%, 08/15/21	9,800,000	10,008,250
RSC Equipment Rental Inc.
9.50%, 12/01/14(a)	11,475,000	10,858,219
10.00%, 07/15/17(a)(b)	6,750,000	7,264,687
United Rentals (North America) Inc.
9.25%, 12/15/19	11,700,000	11,773,125
10.88%, 06/15/16	10,700,000	11,422,250

		137,601,464

COMPUTERS—1.37%
Seagate Technology International
10.00%, 05/01/14(b)	10,575,000	11,857,219
SunGard Data Systems Inc.
9.13%, 08/15/13(a)	28,471,000	28,648,944
10.25%, 08/15/15(a)	24,050,000	24,281,395
10.63%, 05/15/15	3,000,000	3,157,500

		67,945,058
DISTRIBUTION & WHOLESALE—0.36%
McJunkin Red Man Corp.
9.50%, 12/15/16(b)	18,275,000	17,681,062

		17,681,062
DIVERSIFIED FINANCIAL SERVICES—10.75%
Ally Financial Inc.
8.00%, 03/15/20(b)	18,500,000	17,621,481
American General Finance Corp.
6.90%, 12/15/17(a)	52,100,000	41,419,500
American General Finance Corp. Series I
5.40%, 12/01/15	14,250,000	11,132,812
CEVA Group PLC
11.50%, 04/01/18(b)	8,632,000	9,020,440
CIT Group Funding Co.
10.25%, 05/01/16	2,000,000	2,044,500
CIT Group Inc.
7.00%, 05/01/14	5,000,000	4,678,700
7.00%, 05/01/15	10,000,000	9,147,700
7.00%, 05/01/16	18,000,000	16,078,680
7.00%, 05/01/17	25,000,000	22,246,500
E*TRADE Financial Corp.
7.38%, 09/15/13	8,200,000	7,546,050
Ford Motor Credit Co. LLC
7.00%, 04/15/15	20,000,000	19,600,655
8.00%, 06/01/14	20,175,000	20,522,947
8.00%, 12/15/16(a)	27,350,000	27,808,955
8.13%, 01/15/20(a)	22,400,000	22,460,250
8.70%, 10/01/14	18,250,000	18,615,000
12.00%, 05/15/15	21,500,000	25,013,458
GMAC Inc.
7.50%, 12/31/13	17,464,000	17,049,230
8.00%, 12/31/18	8,075,000	7,540,031
8.30%, 02/12/15(b)	45,300,000	44,960,816
GMAC Inc. Series 8
6.75%, 12/01/14	10,100,000	9,620,250
International Lease Finance Corp.
8.63%, 09/15/15(b)	23,500,000	21,131,036
8.75%, 03/15/17(b)	22,725,000	19,770,750
International Lease Finance Corp. Series R
5.65%, 06/01/14	5,000,000	4,250,000
Marsico Parent Co. LLC
10.63%, 01/15/16(a)(b)(c)	10,500,000	5,932,500
New Communications Holdings Inc.
7.88%, 04/15/15(b)	2,700,000	2,666,250
8.25%, 04/15/17(b)	20,000,000	19,800,000
8.50%, 04/15/20(b)	10,000,000	9,825,000
Nuveen Investments Inc.
10.50%, 11/15/15(a)	13,500,000	12,150,000
Petroplus Finance Ltd.
6.75%, 05/01/14(a)(b)	10,390,000	9,402,950
7.00%, 05/01/17(b)	10,215,000	8,580,600
9.38%, 09/15/19(b)	7,250,000	6,670,000

Residential Capital LLC
8.50%, 04/17/13	2,775,000	2,608,500
9.63%, 05/15/15(a)	39,525,000	38,339,250
Virgin Media Secured Finance PLC
6.50%, 01/15/18(b)	18,000,000	17,685,000

		532,939,791
ELECTRIC—8.90%
AES Corp. (The)
7.75%, 10/15/15	13,450,000	13,197,812
8.00%, 10/15/17(a)	30,391,000	29,937,351
8.00%, 06/01/20	9,700,000	9,446,891
Calpine Construction Finance Co. LP
8.00%, 06/01/16(a)(b)	16,450,000	16,573,375
Calpine Corp.
7.25%, 10/15/17(b)	20,925,000	19,479,082
Dynegy Holdings Inc.
7.50%, 06/01/15(a)	8,300,000	6,909,947
7.75%, 06/01/19(a)	34,473,000	24,928,910
8.38%, 05/01/16(a)	7,100,000	5,877,825
Edison Mission Energy
7.00%, 05/15/17(a)	23,283,000	15,745,129
7.20%, 05/15/19	16,500,000	10,807,500
7.50%, 06/15/13(a)	9,000,000	8,005,827
7.75%, 06/15/16(a)	4,500,000	3,262,500
Energy Future Holdings Corp.
9.75%, 10/15/19	9,589,000	9,056,504
10.88%, 11/01/17(a)	30,000,000	22,052,839
Energy Future Holdings Corp. Series P
5.55%, 11/15/14	14,415,000	10,288,367
Energy Future Holdings Corp. Series Q
6.50%, 11/15/24(c)	13,375,000	5,483,750
Energy Future Intermediate Holding Co. LLC
9.75%, 10/15/19	20,308,000	19,180,256
Intergen NV
9.00%, 06/30/17(b)	23,045,000	23,045,000
Mirant North America LLC
7.38%, 12/31/13	15,275,000	15,185,896
NRG Energy Inc.
7.25%, 02/01/14	4,000,000	3,970,903
7.38%, 02/01/16	55,984,000	54,219,942
7.38%, 01/15/17(a)	22,350,000	21,449,016
8.50%, 06/15/19(a)	9,255,000	8,873,231
RRI Energy Inc.
7.63%, 06/15/14	13,900,000	13,359,409
7.88%, 06/15/17	14,150,000	12,876,500
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15(a)	86,650,000	58,173,750

		441,387,512
ELECTRONICS—0.85%
NXP BV/NXP Funding LLC
7.88%, 10/15/14(a)	16,000,000	14,840,000
9.50%, 10/15/15(a)	18,625,000	15,949,208
Sanmina-SCI Corp.
8.13%, 03/01/16(a)	11,850,000	11,236,104

		42,025,312
ENTERTAINMENT—0.84%
AMC Entertainment Inc.
8.75%, 06/01/19(a)	11,300,000	11,413,000
Pinnacle Entertainment Inc.
8.63%, 08/01/17(b)	8,500,000	8,585,000

WMG Acquisition Corp.
9.50%, 06/15/16(b)	20,470,000	21,734,023

		41,732,023
FOOD—1.80%
Smithfield Foods Inc.
7.75%, 07/01/17	12,030,000	11,296,082
10.00%, 07/15/14(a)(b)	15,375,000	16,451,250
SUPERVALU Inc.
7.50%, 11/15/14(a)	11,800,000	11,844,250
8.00%, 05/01/16(a)	16,520,000	16,275,165
Tyson Foods Inc.
7.85%, 04/01/16	16,285,000	17,526,731
10.50%, 03/01/14	13,450,000	15,618,813

		89,012,291
FOREST PRODUCTS & PAPER—1.71%
Domtar Corp.
10.75%, 06/01/17	8,875,000	10,383,750
Georgia-Pacific Corp.
7.00%, 01/15/15(b)	12,800,000	12,870,797
7.13%, 01/15/17(b)	13,163,000	13,245,269
8.25%, 05/01/16(b)	11,000,000	11,440,000
NewPage Corp.
11.38%, 12/31/14	31,050,000	28,992,938
Stora Enso OYJ
6.40%, 04/15/16(b)	7,867,000	7,768,663

		84,701,417
HEALTH CARE - PRODUCTS—0.71%
Biomet Inc.
10.00%, 10/15/17	6,800,000	7,225,000
11.63%, 10/15/17	26,241,000	28,061,925

		35,286,925
HEALTH CARE - SERVICES—5.63%
Apria Healthcare Group Inc.
11.25%, 11/01/14(a)(b)	12,250,000	13,015,625
Community Health Systems Inc.
8.88%, 07/15/15(a)	45,525,000	46,445,505
DaVita Inc.
7.25%, 03/15/15	15,784,000	15,705,244
HCA Inc.
6.50%, 02/15/16(a)	16,000,000	14,620,000
7.88%, 02/15/20(b)	26,450,000	26,846,750
8.50%, 04/15/19(b)	25,000,000	26,042,056
9.13%, 11/15/14	14,950,000	15,699,836
9.25%, 11/15/16	50,684,000	53,119,189
Tenet Healthcare Corp.
8.88%, 07/01/19(a)(b)	16,350,000	17,085,750
9.00%, 05/01/15(a)(b)	13,602,000	14,231,093
9.25%, 02/01/15(a)	9,000,000	9,199,275
10.00%, 05/01/18(a)(b)	11,941,000	13,017,521
US Oncology Inc.
9.13%, 08/15/17(a)	13,750,000	13,887,500

		278,915,344
HOLDING COMPANIES - DIVERSIFIED—0.79%
Leucadia National Corp.
7.13%, 03/15/17	10,500,000	10,134,061
8.13%, 09/15/15	9,875,000	10,183,617
Reynolds Group Issuer Inc.
7.75%, 10/15/16(b)	18,950,000	18,760,500

		39,078,178

HOME BUILDERS—1.32%
Centex Corp.
5.25%, 06/15/15(a)	6,250,000	6,126,396
6.50%, 05/01/16	10,200,000	10,212,750
D.R. Horton Inc.
6.50%, 04/15/16	11,000,000	10,780,000
K. Hovnanian Enterprises Inc.
10.63%, 10/15/16	13,750,000	13,973,438
KB Home
6.25%, 06/15/15	8,420,000	7,627,117
Lennar Corp. Series B
5.60%, 05/31/15	10,500,000	9,495,938
12.25%, 06/01/17	6,205,000	7,290,875

		65,506,514
HOUSEHOLD PRODUCTS & WARES—0.44%
Jarden Corp.
7.50%, 05/01/17	14,770,000	14,489,314
JohnsonDiversey Holdings Inc.
8.25%, 11/15/19(b)	7,000,000	7,175,000

		21,664,314
IRON & STEEL—0.40%
Steel Dynamics Inc.
6.75%, 04/01/15	10,820,000	10,615,622
7.75%, 04/15/16(a)	9,175,000	9,135,596

		19,751,218
LODGING—5.32%
Harrah’s Operating Co. Inc.
10.00%, 12/15/18(a)	69,642,000	54,729,720
10.75%, 02/01/16	11,200,000	8,810,109
11.25%, 06/01/17	34,150,000	35,729,438
12.75%, 04/15/18(a)(b)	14,000,000	12,740,000
MGM MIRAGE
6.63%, 07/15/15(a)	15,700,000	12,034,158
7.50%, 06/01/16(a)	10,000,000	7,996,562
7.63%, 01/15/17(a)	15,000,000	11,732,537
9.00%, 03/15/20(b)	12,000,000	11,910,000
10.38%, 05/15/14(a)(b)	9,000,000	9,292,500
11.13%, 11/15/17(b)	10,450,000	11,364,375
11.38%, 03/01/18(a)(b)	8,000,000	7,460,000
13.00%, 11/15/13	20,592,000	23,526,360
Starwood Hotels & Resorts Worldwide Inc.
6.75%, 05/15/18(a)	7,950,000	7,891,682
7.88%, 10/15/14(a)	9,200,000	9,800,875
Wynn Las Vegas LLC
6.63%, 12/01/14(a)	29,900,000	29,625,917
7.88%, 11/01/17(b)	8,950,000	8,860,500

		263,504,733
MACHINERY—0.84%
Case New Holland Inc.
7.13%, 03/01/14(a)	10,500,000	10,565,625
7.75%, 09/01/13	16,725,000	17,017,688
Terex Corp.
8.00%, 11/15/17(a)	15,064,000	14,009,520

		41,592,833

MANUFACTURING—0.13%
RBS Global Inc./Rexnord LLC
8.50%, 05/01/18(b)	7,000,000	6,562,500

		6,562,500
MEDIA—7.98%
Cablevision Systems Corp.
7.75%, 04/15/18	13,300,000	13,034,000
8.00%, 04/15/20	1,200,000	1,177,500
8.63%, 09/15/17(b)	16,800,000	16,884,000
CCH II LLC/CCH II Capital Corp.
13.50%, 11/30/16	31,725,000	36,404,438
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.63%, 11/15/17(b)	5,000,000	4,775,000
Charter Communications Inc.
10.88%, 09/15/14(a)(b)	9,700,000	10,868,850
Clear Channel Communications Inc.
5.50%, 09/15/14	4,600,000	2,564,500
10.75%, 08/01/16(a)	17,450,000	12,850,834
Clear Channel Worldwide Holdings Inc. Series A
9.25%, 12/15/17(b)	8,900,000	9,044,625
Clear Channel Worldwide Holdings Inc. Series B
9.25%, 12/15/17(b)	35,225,000	35,885,469
CSC Holdings Inc.
8.50%, 04/15/14(b)	21,208,000	21,950,280
8.50%, 06/15/15(b)	2,000,000	2,106,227
8.63%, 02/15/19(b)	7,000,000	7,280,000
DISH DBS Corp.
7.88%, 09/01/19(a)	23,500,000	23,411,875
EchoStar DBS Corp.
7.00%, 10/01/13(a)	7,400,000	7,521,406
7.13%, 02/01/16	46,934,000	46,096,078
7.75%, 05/31/15	8,000,000	8,024,375
McClatchy Co. (The)
11.50%, 02/15/17(b)	16,000,000	15,920,000
Nielsen Finance LLC/Nielsen Finance Co.
10.00%, 08/01/14	19,473,000	19,740,754
11.50%, 05/01/16	9,800,000	10,535,000
Quebecor Media Inc.
7.75%, 03/15/16	28,536,000	27,649,900
Sirius XM Radio Inc.
8.75%, 04/01/15(b)	4,200,000	4,074,000
Univision Communications Inc.
12.00%, 07/01/14(a)(b)	10,425,000	11,007,062
Videotron Ltee
9.13%, 04/15/18	8,500,000	9,116,250
XM Satellite Radio Holdings Inc.
11.25%, 06/15/13(b)	12,250,000	13,168,750
13.00%, 08/01/13(b)	22,318,000	24,772,980

		395,864,153
MINING—0.39%
Novelis Inc.
7.25%, 02/15/15	20,693,000	19,451,420

		19,451,420
OIL & GAS—9.10%
ATP Oil & Gas Corp.
11.88%, 05/01/15(b)	23,300,000	19,863,250
Chesapeake Energy Corp.
6.25%, 01/15/18	13,500,000	13,246,146
6.38%, 06/15/15	2,000,000	1,993,983

6.50%, 08/15/17	19,850,000	19,274,551
6.63%, 01/15/16(a)	7,000,000	6,983,638
6.88%, 11/15/20(a)	11,050,000	10,885,949
7.25%, 12/15/18	14,200,000	14,190,738
7.63%, 07/15/13(a)	8,850,000	9,194,416
9.50%, 02/15/15(a)	35,181,000	38,134,683
Denbury Resources Inc.
8.25%, 02/15/20	18,130,000	18,900,525
9.75%, 03/01/16	7,200,000	7,668,000
Forest Oil Corp.
7.25%, 06/15/19	16,805,000	15,821,223
8.50%, 02/15/14	10,030,000	10,330,900
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15(b)	10,950,000	10,760,127
Linn Energy LLC/Linn Energy Finance Corp.
8.63%, 04/15/20(b)	15,000,000	14,850,000
Newfield Exploration Co.
6.63%, 04/15/16	11,205,000	11,050,931
6.88%, 02/01/20	11,625,000	11,218,125
7.13%, 05/15/18	6,150,000	6,109,160
OPTI Canada Inc.
7.88%, 12/15/14	8,200,000	6,981,531
8.25%, 12/15/14	24,420,000	20,974,491
Petrohawk Energy Corp.
7.88%, 06/01/15(a)	17,736,000	17,239,064
9.13%, 07/15/13	13,500,000	13,760,386
10.50%, 08/01/14	4,250,000	4,483,750
Pioneer Natural Resources Co.
6.65%, 03/15/17	7,900,000	7,739,154
6.88%, 05/01/18(a)	7,575,000	7,455,063
7.50%, 01/15/20	7,825,000	7,981,500
Plains Exploration & Production Co.
7.00%, 03/15/17	10,470,000	9,658,575
7.63%, 06/01/18	5,975,000	5,583,482
7.75%, 06/15/15	8,500,000	8,375,156
8.63%, 10/15/19	6,900,000	6,762,000
10.00%, 03/01/16	9,150,000	9,470,250
Quicksilver Resources Inc.
8.25%, 08/01/15	8,700,000	8,493,375
11.75%, 01/01/16	10,000,000	10,950,000
Sabine Pass LNG LP
7.50%, 11/30/16	33,860,000	28,224,779
SandRidge Energy Inc.
8.00%, 06/01/18(a)(b)	13,525,000	12,071,063
8.75%, 01/15/20(a)(b)	8,000,000	7,290,000
Tesoro Corp.
6.50%, 06/01/17	8,725,000	7,838,520
6.63%, 11/01/15	10,000,000	9,406,378

		451,214,862
OIL & GAS SERVICES—0.34%
Compagnie Generale de Geophysique-Veritas
7.50%, 05/15/15	7,000,000	6,825,000
7.75%, 05/15/17	10,895,000	10,241,300

		17,066,300
PACKAGING & CONTAINERS—1.13%
Ball Corp.
6.63%, 03/15/18	12,400,000	12,276,000
6.75%, 09/15/20	4,900,000	4,789,750
Berry Plastics Holding Corp.
8.88%, 09/15/14(a)	10,365,000	9,938,523
9.50%, 05/15/18(b)	3,000,000	2,670,000

Crown Americas LLC
7.75%, 11/15/15	16,186,000	16,472,789
Owens-Brockway Glass Container Inc.
7.38%, 05/15/16(a)	9,725,000	9,870,875

		56,017,937
PHARMACEUTICALS—0.67%
Elan Finance PLC
8.75%, 10/15/16(a)(b)	12,000,000	11,700,000
8.88%, 12/01/13	7,260,000	7,296,300
Mylan Inc.
7.63%, 07/15/17(b)	3,000,000	2,977,500
7.88%, 07/15/20(b)	750,000	742,500
Omnicare Inc.
6.88%, 12/15/15	10,750,000	10,638,234

		33,354,534
PIPELINES—1.50%
El Paso Corp.
7.00%, 06/15/17(a)	26,640,000	26,300,578
8.25%, 02/15/16	9,800,000	10,153,797
12.00%, 12/12/13	9,000,000	10,395,000
Kinder Morgan Finance Co. ULC
5.70%, 01/05/16(a)	19,610,000	18,751,783
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Series B
8.75%, 04/15/18	8,750,000	8,878,971

		74,480,129
REAL ESTATE—0.71%
Realogy Corp.
10.50%, 04/15/14(a)	29,025,000	24,550,312
12.38%, 04/15/15(a)	14,000,000	10,551,333

		35,101,645
REAL ESTATE INVESTMENT TRUSTS—1.32%
Host Hotels & Resorts LP
6.38%, 03/15/15(a)	11,655,000	11,427,334
6.75%, 06/01/16(a)	14,000,000	13,790,000
6.88%, 11/01/14(a)	9,235,000	9,200,369
9.00%, 05/15/17(a)(b)	7,050,000	7,462,276
iStar Financial Inc.
5.95%, 10/15/13	8,861,000	7,133,105
8.63%, 06/01/13	10,000,000	8,400,000
10.00%, 06/15/14(a)	8,250,000	8,126,250

		65,539,334
RETAIL—3.45%
Dollar General Corp.
10.63%, 07/15/15	17,704,000	19,230,970
Inergy LP
6.88%, 12/15/14	11,050,000	10,773,750
8.25%, 03/01/16	4,000,000	4,005,000
Limited Brands Inc.
6.90%, 07/15/17	21,862,000	21,780,018
Michaels Stores Inc.
10.00%, 11/01/14(a)	14,790,000	15,085,800
Neiman Marcus Group Inc.
10.38%, 10/15/15(a)	7,150,000	7,019,724
Rite Aid Corp.
8.63%, 03/01/15(a)	8,500,000	6,842,676
9.50%, 06/15/17(a)	38,870,000	31,059,139
10.38%, 07/15/16	11,000,000	11,047,839

Toys R Us Property Co. I LLC
10.75%, 07/15/17(a)(b)	15,825,000	17,091,000
Toys R Us Property Co. II LLC
8.50%, 12/01/17(b)	14,375,000	14,518,750
Wendys/Arby’s Restaurants LLC
10.00%, 07/15/16	12,200,000	12,657,500

		171,112,166
SEMICONDUCTORS—1.22%
Freescale Semiconductor Inc.
8.88%, 12/15/14(a)	24,218,000	21,695,772
9.25%, 04/15/18(b)	13,650,000	13,513,500
10.13%, 12/15/16(a)	13,900,000	11,172,567
10.13%, 03/15/18(b)	13,725,000	14,205,375

		60,587,214
SOFTWARE—1.56%
First Data Corp.
9.88%, 09/24/15	62,123,000	50,002,140
11.25%, 03/31/16(a)	42,125,000	27,170,625

		77,172,765
TELECOMMUNICATIONS—14.28%
Avaya Inc.
9.75%, 11/01/15	15,800,000	15,247,000
Cincinnati Bell Inc.
8.25%, 10/15/17	13,900,000	13,135,500
8.75%, 03/15/18	4,800,000	4,464,000
Citizens Communications Co.
7.13%, 03/15/19(a)	11,700,000	11,138,937
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15(a)(b)	41,150,000	40,064,375
Cricket Communications Inc.
7.75%, 05/15/16(a)	19,483,000	19,775,245
9.38%, 11/01/14(a)	17,700,000	17,643,502
Crown Castle International Corp.
7.13%, 11/01/19	10,750,000	10,427,500
9.00%, 01/15/15	15,100,000	15,935,067
Digicel Group Ltd.
8.88%, 01/15/15(a)(b)	13,000,000	12,577,500
10.50%, 04/15/18(b)	15,000,000	15,187,500
Digicel Ltd.
8.25%, 09/01/17(b)	9,300,000	8,881,500
12.00%, 04/01/14(b)	2,000,000	2,220,000
Frontier Communications Corp.
8.13%, 10/01/18	10,600,000	10,348,250
8.25%, 05/01/14	9,975,000	10,209,277
Intelsat (Bermuda) Ltd.
11.25%, 06/15/16(a)	20,318,000	21,392,926
Intelsat Corp.
9.25%, 08/15/14	8,000,000	8,180,000
9.25%, 06/15/16	14,050,000	14,471,500
Intelsat Jackson Holdings Ltd.
8.50%, 11/01/19(a)(b)	8,000,000	8,000,000
9.50%, 06/15/16(a)	15,500,000	16,003,750
Intelsat Subsidiary Holding Co. Ltd.
8.88%, 01/15/15	9,100,000	9,213,750
8.88%, 01/15/15(b)	5,000,000	5,100,000
Level 3 Financing Inc.
9.25%, 11/01/14	33,284,000	30,343,433
10.00%, 02/01/18(b)	14,400,000	12,348,000
MetroPCS Wireless Inc.
9.25%, 11/01/14(a)	33,694,000	34,432,005

Nextel Communications Inc.
5.95%, 03/15/14	21,600,000	19,958,179
Nextel Communications Inc. Series D
7.38%, 08/01/15(a)	34,655,000	32,987,103
Nextel Communications Inc. Series E
6.88%, 10/31/13(a)	17,965,000	17,403,594
NII Capital Corp.
8.88%, 12/15/19	10,400,000	10,582,000
10.00%, 08/15/16	13,760,000	14,723,200
Qwest Communications International Inc.
7.13%, 04/01/18(b)	15,000,000	14,625,000
7.50%, 02/15/14	8,250,000	8,169,391
8.00%, 10/01/15(a)(b)	8,000,000	8,050,000
Qwest Communications International Inc. Series B
7.50%, 02/15/14	15,825,000	15,660,947
Sprint Nextel Corp.
6.00%, 12/01/16	47,203,000	42,283,376
8.38%, 08/15/17	23,250,000	22,625,156
Virgin Media Finance PLC
8.38%, 10/15/19	10,450,000	10,450,000
9.13%, 08/15/16	10,950,000	11,169,000
Virgin Media Finance PLC Series 1
9.50%, 08/15/16	25,250,000	25,975,938
West Corp.
9.50%, 10/15/14(a)	13,654,000	13,619,865
11.00%, 10/15/16(a)	7,000,000	7,070,000
Windstream Corp.
7.00%, 03/15/19	5,000,000	4,617,081
7.88%, 11/01/17	25,900,000	24,540,250
8.63%, 08/01/16	36,926,000	36,650,494

		707,901,091
TEXTILES—0.39%
Mohawk Industries Inc.
6.88%, 01/15/16	18,787,000	19,303,643

		19,303,643

TOTAL CORPORATE BONDS & NOTES
(Cost: $4,660,973,216)		4,798,795,909

Security	Shares	Value

SHORT-TERM INVESTMENTS—12.96%

MONEY MARKET FUNDS—12.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	480,501,417	480,501,417
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(d)(e)(f)	101,176,751	101,176,751
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	61,086,192	61,086,192

		642,764,360

TOTAL SHORT-TERM INVESTMENTS

(Cost: $642,764,360)	642,764,360

TOTAL INVESTMENTS IN SECURITIES—109.76%
(Cost: $5,303,737,576)	5,441,560,269
Other Assets, Less Liabilities—(9.76)%	(484,018,631)

NET ASSETS—100.00%	$4,957,541,638

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® IBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2010

Security	Principal	Value

CORPORATE BONDS & NOTES—97.88%

AEROSPACE & DEFENSE—1.11%
Boeing Co. (The)
3.50%, 02/15/15(a)	$12,000,000	$12,475,941
4.88%, 02/15/20(a)	7,000,000	7,390,145
Lockheed Martin Corp.
4.25%, 11/15/19	10,000,000	10,114,850
6.15%, 09/01/36	15,000,000	16,498,611
United Technologies Corp.
4.88%, 05/01/15	20,000,000	22,038,879
5.70%, 04/15/40	20,500,000	21,315,255
6.13%, 02/01/19	35,000,000	40,223,888
6.13%, 07/15/38	7,500,000	8,196,559

		138,254,128
AGRICULTURE—2.09%
Altria Group Inc.
8.50%, 11/10/13	22,047,000	25,714,402
9.70%, 11/10/18	61,652,000	74,995,545
10.20%, 02/06/39	44,497,000	57,218,417
Philip Morris International Inc.
4.88%, 05/16/13	31,889,000	34,262,061
5.65%, 05/16/18	40,746,000	44,026,084
6.38%, 05/16/38	21,190,000	23,841,947

		260,058,456
AUTO MANUFACTURERS—0.43%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	20,850,000	23,074,626
8.50%, 01/18/31(a)	24,500,000	30,344,894

		53,419,520
BANKS—11.64%
Bank of America Corp.
4.75%, 08/01/15	10,000,000	10,063,922
4.90%, 05/01/13(a)	119,697,000	124,426,228
5.42%, 03/15/17	2,280,000	2,240,425
5.65%, 05/01/18	5,950,000	5,965,333
7.38%, 05/15/14	10,000,000	11,026,982
7.63%, 06/01/19(a)	10,000,000	11,335,224
Bank of America N.A.
6.00%, 10/15/36	4,655,000	4,262,979
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	42,000,000	44,452,185
5.13%, 08/27/13	5,000,000	5,465,769
Bank of Nova Scotia
3.40%, 01/22/15	27,500,000	27,875,047
Barclays Bank PLC
3.90%, 04/07/15	2,000,000	1,957,437
5.00%, 09/22/16(a)	25,000,000	24,766,522
5.13%, 01/08/20	25,000,000	23,812,250
5.20%, 07/10/14(a)	39,749,000	41,295,599
6.75%, 05/22/19	28,058,000	29,961,595

BB&T Corp.
5.20%, 12/23/15	11,000,000	11,683,876
Credit Suisse
5.40%, 01/14/20	15,000,000	14,548,931
Credit Suisse New York
3.50%, 03/23/15	2,000,000	1,998,823
5.00%, 05/15/13	99,472,000	105,463,463
5.30%, 08/13/19(a)	105,260,000	107,251,301
5.50%, 05/01/14	16,500,000	17,834,279
Deutsche Bank AG London
3.88%, 08/18/14(a)	32,000,000	32,826,388
6.00%, 09/01/17	50,000,000	53,699,533
Deutsche Bank Financial LLC
5.38%, 03/02/15	5,000,000	5,334,225
Fifth Third Bancorp
6.25%, 05/01/13(a)	9,403,000	10,110,908
8.25%, 03/01/38	5,000,000	5,329,450
HSBC Holdings PLC
6.50%, 09/15/37	103,793,000	104,645,537
PNC Funding Corp.
3.63%, 02/08/15(b)	10,000,000	10,126,950
5.13%, 02/08/20(b)	10,000,000	10,185,273
Regions Bank
7.50%, 05/15/18	14,565,000	14,777,649
Royal Bank of Scotland Group PLC
4.88%, 03/16/15	25,000,000	24,597,637
5.00%, 11/12/13(a)	6,000,000	5,757,828
5.00%, 10/01/14	14,900,000	14,037,845
6.40%, 10/21/19	25,000,000	24,654,750
U.S. Bancorp
4.20%, 05/15/14	8,400,000	8,838,316
UBS AG Stamford
5.75%, 04/25/18	89,751,000	90,989,998
UBS AG Stamford Series 10
5.88%, 07/15/16	5,000,000	5,248,516
US Bank N.A.
4.95%, 10/30/14	29,000,000	31,418,020
6.30%, 02/04/14	5,000,000	5,633,125
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38(a)	62,279,000	65,037,648
Wachovia Corp./Wells Fargo & Co.
5.50%, 05/01/13	109,382,000	117,712,690
5.50%, 08/01/35	4,000,000	3,624,723
5.63%, 10/15/16	2,980,000	3,173,581
Wells Fargo & Co.
3.63%, 04/15/15	7,000,000	7,061,673
3.75%, 10/01/14(a)	20,000,000	20,331,100
5.63%, 12/11/17	134,708,000	143,873,045
Wells Fargo Capital X
5.95%, 12/15/36(a)	2,310,000	1,919,079

		1,448,633,657
BEVERAGES—2.45%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	30,000,000	31,366,408
Bottling Group LLC
5.13%, 01/15/19(a)	20,000,000	21,591,483
6.95%, 03/15/14	20,000,000	23,339,901
Coca-Cola Co. (The)
3.63%, 03/15/14(a)	2,310,000	2,437,455
4.88%, 03/15/19	23,000,000	24,762,884
5.35%, 11/15/17	31,280,000	35,004,306

Diageo Capital PLC
5.75%, 10/23/17	19,000,000	21,136,441
7.38%, 01/15/14	26,000,000	30,230,263
Diageo Finance BV
5.30%, 10/28/15	3,500,000	3,855,044
Pepsi Bottling Group Inc.
7.00%, 03/01/29	15,000,000	18,395,325
PepsiCo Inc.
5.50%, 01/15/40	14,945,000	15,275,816
7.90%, 11/01/18	61,272,000	77,784,498

		305,179,824
BIOTECHNOLOGY—0.70%
Amgen Inc.
5.70%, 02/01/19(a)	34,000,000	38,272,806
6.40%, 02/01/39	30,500,000	34,229,340
Genentech Inc.
4.75%, 07/15/15	13,000,000	14,134,575

		86,636,721
BUILDING MATERIALS—0.15%
CRH America Inc.
6.00%, 09/30/16	18,000,000	19,355,901

		19,355,901
CHEMICALS—1.72%
Dow Chemical Co. (The)
7.60%, 05/15/14(a)	42,549,000	48,626,522
8.55%, 05/15/19	54,692,000	64,561,576
9.40%, 05/15/39	24,979,000	32,492,908
E.I. du Pont de Nemours and Co.
3.25%, 01/15/15(a)	24,500,000	25,067,044
4.63%, 01/15/20(a)	12,500,000	12,954,426
5.88%, 01/15/14	11,000,000	12,343,254
6.00%, 07/15/18	16,400,000	18,667,912

		214,713,642
COMPUTERS—1.25%
Hewlett-Packard Co.
4.75%, 06/02/14	11,910,000	12,996,014
6.13%, 03/01/14	18,000,000	20,461,696
International Business Machines Corp.
2.10%, 05/06/13(a)	35,000,000	35,381,850
5.60%, 11/30/39	33,160,000	34,665,051
5.70%, 09/14/17	19,800,000	22,550,808
6.50%, 10/15/13	20,000,000	23,037,036
7.63%, 10/15/18	5,637,000	7,093,773

		156,186,228
COSMETICS & PERSONAL CARE—0.88%
Procter & Gamble Co. (The)
3.50%, 02/15/15	23,465,000	24,376,263
4.60%, 01/15/14	36,000,000	39,073,565
4.70%, 02/15/19(a)	22,865,000	24,346,408
5.55%, 03/05/37	20,000,000	21,362,361

		109,158,597
DIVERSIFIED FINANCIAL SERVICES—22.27%
American Express Co.
7.25%, 05/20/14	12,980,000	14,651,981
8.13%, 05/20/19	61,692,000	74,879,381
8.15%, 03/19/38(a)	16,661,000	21,693,187
American Express Credit Corp.
5.13%, 08/25/14	18,000,000	19,246,370

American Express Credit Corp. Series C
7.30%, 08/20/13(a)	106,767,000	120,024,332
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	15,000,000	16,435,104
6.40%, 10/02/17	15,000,000	16,429,433
BP Capital Markets PLC
3.88%, 03/10/15	7,500,000	7,578,155
4.75%, 03/10/19	15,000,000	15,034,696
5.25%, 11/07/13	75,155,000	80,621,230
Capital One Bank (USA) N.A.
8.80%, 07/15/19	72,110,000	86,392,107
Capital One Capital V
10.25%, 08/15/39	2,310,000	2,488,163
Capital One Capital VI
8.88%, 05/15/40	14,310,000	14,542,967
Capital One Financial Corp.
7.38%, 05/23/14	2,310,000	2,625,190
Caterpillar Financial Services Corp.
6.13%, 02/17/14(a)	50,275,000	56,590,210
7.15%, 02/15/19(a)	15,310,000	18,477,709
Citigroup Inc.
5.00%, 09/15/14(a)	32,000,000	31,581,247
5.50%, 02/15/17(a)	1,000,000	966,205
5.85%, 07/02/13	15,000,000	15,647,025
5.88%, 02/22/33	1,500,000	1,273,284
6.00%, 10/31/33	10,000,000	8,465,705
6.01%, 01/15/15	20,000,000	20,752,137
6.13%, 11/21/17	2,310,000	2,327,556
6.13%, 05/15/18(a)	3,500,000	3,566,965
6.38%, 08/12/14(a)	7,500,000	7,912,931
6.50%, 08/19/13	35,000,000	36,809,303
8.13%, 07/15/39	66,410,000	75,947,804
8.50%, 05/22/19	119,084,000	139,418,777
Credit Suisse First Boston (USA) Inc.
4.88%, 01/15/15	10,000,000	10,604,709
5.13%, 01/15/14(a)	12,500,000	13,248,720
General Electric Capital Corp.
5.63%, 05/01/18	107,881,000	112,505,772
5.88%, 01/14/38	79,658,000	74,688,723
5.90%, 05/13/14	42,500,000	46,497,553
6.00%, 08/07/19	15,000,000	15,918,375
6.75%, 03/15/32	22,000,000	22,785,896
6.88%, 01/10/39(a)	20,000,000	21,212,311
General Electric Capital Corp. Series A
3.75%, 11/14/14(a)	40,000,000	40,605,800
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	10,000,000	10,178,264
5.13%, 01/15/15	7,500,000	7,692,833
5.95%, 01/15/27	5,000,000	4,540,250
6.00%, 05/01/14(a)	120,316,000	127,425,176
6.15%, 04/01/18	109,886,000	112,592,934
6.25%, 09/01/17	2,000,000	2,072,830
6.35%, 02/15/34	10,000,000	8,744,600
6.75%, 10/01/37	94,887,000	89,430,936
HSBC Finance Corp.
5.00%, 06/30/15	33,000,000	34,088,945
5.50%, 01/19/16	74,950,000	79,992,261
JPMorgan Chase & Co.
4.65%, 06/01/14(a)	119,692,000	126,457,550
5.13%, 09/15/14	14,935,000	15,628,059
6.00%, 01/15/18	10,400,000	11,202,821

6.30%, 04/23/19	120,140,000	130,774,473
6.40%, 05/15/38(a)	35,705,000	39,035,008
JPMorgan Chase Capital XX Series T
6.55%, 09/29/36	8,000,000	7,409,147
JPMorgan Chase Capital XXV
6.80%, 10/01/37	4,655,000	4,466,860
JPMorgan Chase Capital XXVII Series AA
7.00%, 11/01/39	17,310,000	16,743,674
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	110,200,000	114,171,939
7.75%, 05/14/38	72,721,000	75,298,967
Morgan Stanley
4.75%, 04/01/14	17,000,000	16,851,405
5.63%, 09/23/19	8,000,000	7,547,120
5.95%, 12/28/17	20,000,000	19,755,023
6.00%, 05/13/14	19,750,000	20,466,833
6.00%, 04/28/15	89,776,000	92,485,598
6.25%, 08/28/17	22,000,000	22,208,817
6.63%, 04/01/18	40,000,000	40,938,400
7.30%, 05/13/19	119,985,000	126,572,377
Nomura Holdings Inc.
5.00%, 03/04/15	34,000,000	35,173,510
6.70%, 03/04/20	34,000,000	34,963,050
SLM Corp.
5.00%, 10/01/13(a)	10,000,000	9,438,850
8.45%, 06/15/18	62,571,000	56,939,610

		2,771,735,133
ELECTRIC—1.74%
Duke Energy Carolinas LLC
5.30%, 02/15/40	11,000,000	11,019,205
Duke Energy Corp.
6.30%, 02/01/14(a)	9,000,000	10,099,716
Exelon Corp.
4.90%, 06/15/15	13,000,000	13,759,619
Exelon Generation Co. LLC
6.25%, 10/01/39	13,000,000	13,463,385
Florida Power Corp.
6.40%, 06/15/38	15,000,000	17,105,325
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	10,964,000	11,780,227
6.13%, 04/01/36	25,000,000	25,713,496
6.50%, 09/15/37	2,310,000	2,512,810
National Grid PLC
6.30%, 08/01/16(a)	15,000,000	16,768,146
Nisource Finance Corp.
6.40%, 03/15/18(a)	9,000,000	9,814,934
Oncor Electric Delivery Co.
7.00%, 09/01/22	8,990,000	10,571,385
Pacific Gas & Electric Co.
4.80%, 03/01/14	15,000,000	16,168,521
6.05%, 03/01/34	41,000,000	43,225,990
8.25%, 10/15/18	11,865,000	14,715,241

		216,718,000
FOOD—2.54%
General Mills Inc.
5.20%, 03/17/15	12,600,000	13,999,753
5.65%, 02/15/19	12,350,000	13,679,693
5.70%, 02/15/17	15,000,000	16,927,678
Kellogg Co.
4.45%, 05/30/16	11,000,000	11,693,438
Kellogg Co. Series B
7.45%, 04/01/31(a)	15,000,000	18,946,050

Kraft Foods Inc.
5.38%, 02/10/20	50,000,000	51,749,750
6.13%, 08/23/18	58,865,000	64,868,356
6.50%, 08/11/17	25,000,000	28,204,010
6.50%, 02/09/40	45,000,000	47,887,624
6.88%, 02/01/38	18,000,000	19,954,237
7.00%, 08/11/37	15,000,000	16,887,500
Kroger Co. (The)
6.15%, 01/15/20(a)	10,000,000	11,292,746

		316,090,835
FOREST PRODUCTS & PAPER—0.58%
International Paper Co.
7.30%, 11/15/39	8,000,000	8,492,600
7.95%, 06/15/18	54,739,000	63,489,594

		71,982,194
HEALTH CARE - PRODUCTS—0.52%
Johnson & Johnson
5.15%, 07/15/18	16,775,000	18,587,161
5.55%, 08/15/17	9,900,000	11,322,197
5.95%, 08/15/37	13,000,000	14,627,011
Medtronic Inc.
3.00%, 03/15/15	9,000,000	9,170,757
4.45%, 03/15/20	10,475,000	10,762,060

		64,469,186
HEALTH CARE - SERVICES—0.60%
UnitedHealth Group Inc.
6.00%, 02/15/18	21,653,000	23,629,242
6.88%, 02/15/38(a)	24,388,000	26,647,131
WellPoint Inc.
5.85%, 01/15/36	14,000,000	13,649,650
6.38%, 06/15/37(a)	10,000,000	10,625,200

		74,551,223
INSURANCE—3.17%
Allstate Corp. (The)
5.55%, 05/09/35	10,000,000	9,659,550
American International Group Inc.
5.85%, 01/16/18	119,760,000	100,237,922
8.25%, 08/15/18(a)	15,000,000	14,556,950
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	34,000,000	34,564,400
4.85%, 01/15/15	4,655,000	5,070,362
5.40%, 05/15/18(a)	48,799,000	53,153,308
5.75%, 01/15/40	12,000,000	11,967,480
MetLife Inc.
5.70%, 06/15/35	15,000,000	14,290,932
6.38%, 06/15/34	5,000,000	5,093,017
6.75%, 06/01/16	22,247,000	25,001,923
MetLife Inc. Series A
6.82%, 08/15/18(a)	41,729,000	46,148,823
Prudential Financial Inc.
7.38%, 06/15/19(a)	21,500,000	24,558,160
Prudential Financial Inc. Series D
4.75%, 09/17/15(a)	20,000,000	20,303,826
6.00%, 12/01/17	10,000,000	10,639,167
Prudential Financial Inc. Series S
6.63%, 12/01/37	18,750,000	19,657,875

		394,903,695

IRON & STEEL—0.70%
ArcelorMittal
5.38%, 06/01/13	12,000,000	12,458,116
6.13%, 06/01/18(a)	25,000,000	25,155,921
7.00%, 10/15/39	10,000,000	9,532,550
9.00%, 02/15/15(a)	15,000,000	17,268,491
9.85%, 06/01/19	18,400,000	22,316,880

		86,731,958
MACHINERY—0.22%
Caterpillar Inc.
6.05%, 08/15/36	9,000,000	9,936,866
7.90%, 12/15/18	5,310,000	6,661,652
Deere & Co.
4.38%, 10/16/19	10,077,000	10,472,578

		27,071,096
MANUFACTURING—0.56%
General Electric Co.
5.25%, 12/06/17	41,000,000	43,571,930
Honeywell International Inc.
5.00%, 02/15/19(a)	9,000,000	9,717,687
5.30%, 03/01/18	15,000,000	16,540,850

		69,830,467
MEDIA—7.08%
AOL Time Warner Inc.
7.63%, 04/15/31	9,000,000	10,381,622
Comcast Corp.
4.95%, 06/15/16(a)	15,000,000	15,880,761
5.15%, 03/01/20	16,000,000	16,369,680
5.30%, 01/15/14	15,000,000	16,353,027
5.70%, 05/15/18(a)	25,000,000	26,957,422
5.85%, 11/15/15	15,000,000	16,705,661
5.90%, 03/15/16	26,000,000	28,642,339
6.30%, 11/15/17	6,000,000	6,668,900
6.40%, 03/01/40	16,000,000	16,733,037
6.50%, 01/15/15	10,000,000	11,366,488
6.50%, 01/15/17	12,500,000	14,041,910
6.55%, 07/01/39	19,500,000	20,772,306
6.95%, 08/15/37(a)	81,775,000	91,338,216
COX Communications Inc.
5.45%, 12/15/14	18,000,000	19,630,530
DIRECTV Holdings LLC/DIRECTV Financing Co.
4.75%, 10/01/14	1,500,000	1,587,192
News America Inc.
6.20%, 12/15/34	25,000,000	25,543,674
6.65%, 11/15/37	39,500,000	42,711,592
Thomson Reuters Corp.
5.70%, 10/01/14	15,000,000	16,696,425
5.95%, 07/15/13	14,000,000	15,448,273
6.50%, 07/15/18	9,000,000	10,297,650
Time Warner Cable Inc.
5.00%, 02/01/20(a)	30,000,000	29,916,933
6.75%, 06/15/39	78,584,000	84,119,958
7.50%, 04/01/14	68,370,000	78,708,129
8.25%, 04/01/19	58,987,000	71,424,520
Time Warner Inc.
4.88%, 03/15/20	2,000,000	1,980,220
5.88%, 11/15/16	23,515,000	26,028,656
6.50%, 11/15/36	42,000,000	43,387,575
7.70%, 05/01/32	25,200,000	29,206,010

Viacom Inc.
6.25%, 04/30/16	23,000,000	25,805,018
6.88%, 04/30/36	24,000,000	25,986,923
7.88%, 07/30/30(a)	15,100,000	16,559,142
Walt Disney Co. (The)
4.50%, 12/15/13	11,500,000	12,490,262
5.63%, 09/15/16	10,000,000	11,448,600

		881,188,651
MINING—0.74%
Alcoa Inc.
5.72%, 02/23/19(a)	12,000,000	11,236,454
6.00%, 07/15/13(a)	15,000,000	15,865,125
6.75%, 07/15/18(a)	15,000,000	15,156,340
Barrick Gold Corp.
6.95%, 04/01/19(a)	10,000,000	11,613,450
Rio Tinto Finance (USA) Ltd.
6.50%, 07/15/18(a)	35,000,000	38,698,106

		92,569,475
OFFICE & BUSINESS EQUIPMENT—0.35%
Xerox Corp.
4.25%, 02/15/15	15,000,000	15,363,217
6.35%, 05/15/18	10,000,000	10,960,129
8.25%, 05/15/14	15,000,000	17,472,523

		43,795,869
OIL & GAS—7.54%
Anadarko Petroleum Corp.
5.95%, 09/15/16	38,000,000	40,253,730
6.45%, 09/15/36	30,000,000	28,408,311
Chevron Corp.
3.95%, 03/03/14(a)	28,000,000	29,684,648
4.95%, 03/03/19(a)	22,000,000	23,701,194
ConocoPhillips
4.75%, 02/01/14(a)	68,843,000	74,523,343
5.75%, 02/01/19	40,474,000	44,824,225
6.50%, 02/01/39	60,802,000	69,406,870
Devon Energy Corp.
7.95%, 04/15/32	9,000,000	11,495,609
Devon Financing Corp. ULC
7.88%, 09/30/31	20,000,000	24,845,943
EnCana Corp.
6.50%, 08/15/34	10,000,000	10,657,900
6.50%, 02/01/38	9,000,000	9,517,982
EnCana Holdings Finance Corp.
5.80%, 05/01/14	17,000,000	18,749,743
Hess Corp.
6.00%, 01/15/40	8,500,000	8,561,030
8.13%, 02/15/19(a)	20,000,000	24,464,822
Marathon Oil Corp.
5.90%, 03/15/18	15,000,000	16,160,500
6.00%, 10/01/17	5,000,000	5,452,950
6.60%, 10/01/37(a)	10,000,000	10,454,600
7.50%, 02/15/19(a)	16,200,000	18,913,662
Nexen Inc.
5.88%, 03/10/35	8,000,000	7,491,660
6.40%, 05/15/37	9,900,000	9,929,008
Pemex Project Funding Master Trust
5.75%, 03/01/18	33,750,000	34,116,694
6.63%, 06/15/35(a)	20,000,000	19,509,680
Petro-Canada
6.80%, 05/15/38	14,000,000	15,050,142

Shell International Finance BV
4.00%, 03/21/14(a)	61,901,000	65,522,641
5.50%, 03/25/40	20,000,000	19,964,498
6.38%, 12/15/38	52,041,000	58,161,542
StatoilHydro ASA
2.90%, 10/15/14	15,000,000	15,257,295
5.25%, 04/15/19	20,000,000	21,435,098
Suncor Energy Inc.
6.10%, 06/01/18	15,000,000	16,376,198
6.50%, 06/15/38(a)	18,000,000	18,630,940
6.85%, 06/01/39	10,000,000	10,743,150
Total Capital SA
3.13%, 10/02/15	20,000,000	20,213,346
Transocean Inc.
6.00%, 03/15/18(a)	15,000,000	15,293,500
6.80%, 03/15/38	13,000,000	12,374,960
Valero Energy Corp.
6.13%, 06/15/17(a)	15,000,000	15,795,807
6.63%, 06/15/37(a)	20,355,000	19,558,180
7.50%, 04/15/32	2,310,000	2,344,995
9.38%, 03/15/19(a)	13,730,000	16,494,812
XTO Energy Inc.
6.50%, 12/15/18	35,697,000	41,806,865
6.75%, 08/01/37	10,000,000	11,907,369

		938,055,442
OIL & GAS SERVICES—0.10%
Weatherford International Ltd.
9.63%, 03/01/19(a)	10,000,000	12,248,137

		12,248,137
PHARMACEUTICALS—6.42%
Abbott Laboratories
5.13%, 04/01/19	88,604,000	95,632,297
6.15%, 11/30/37	15,567,000	17,029,976
AstraZeneca PLC
5.40%, 06/01/14(a)	15,000,000	16,732,351
5.90%, 09/15/17	15,000,000	17,119,660
6.45%, 09/15/37	41,008,000	46,272,820
Bristol-Myers Squibb Co.
5.88%, 11/15/36	10,000,000	10,741,793
6.13%, 05/01/38	12,500,000	13,970,583
Eli Lilly and Co.
4.20%, 03/06/14(a)	15,000,000	16,152,825
5.20%, 03/15/17	10,000,000	11,110,300
5.55%, 03/15/37	15,000,000	15,440,016
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	32,026,000	34,746,463
5.65%, 05/15/18	44,676,000	49,605,951
6.38%, 05/15/38	36,991,000	41,543,485
Merck & Co. Inc.
4.00%, 06/30/15(a)	31,000,000	33,055,546
5.00%, 06/30/19	23,000,000	24,822,318
5.85%, 06/30/39	10,000,000	11,037,617
Novartis Capital Corp.
4.13%, 02/10/14	28,000,000	29,894,900
Novartis Securities Investment Ltd.
5.13%, 02/10/19	41,000,000	44,617,482
Pfizer Inc.
5.35%, 03/15/15(a)	52,872,000	59,210,840
6.20%, 03/15/19	50,139,000	57,971,177
7.20%, 03/15/39	31,941,000	39,511,982

Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	10,000,000	11,132,423
6.00%, 09/15/17	15,000,000	17,063,402
6.50%, 12/01/33	13,665,000	16,122,924
6.55%, 09/15/37	13,200,000	15,590,871
Wyeth
5.50%, 02/01/14	5,000,000	5,558,954
5.50%, 02/15/16	4,000,000	4,523,780
5.95%, 04/01/37	39,993,000	42,767,154

		798,979,890
PIPELINES—0.94%
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	9,000,000	9,842,550
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	14,000,000	14,753,469
6.95%, 01/15/38	17,100,000	17,428,390
TransCanada PipeLines Ltd.
6.20%, 10/15/37	17,500,000	17,643,423
7.13%, 01/15/19(a)	22,865,000	26,791,988
7.63%, 01/15/39	14,000,000	16,420,561
Williams Companies Inc. (The)
8.75%, 03/15/32	12,000,000	14,448,605

		117,328,986
REAL ESTATE INVESTMENT TRUSTS—0.21%
Simon Property Group LP
5.65%, 02/01/20	15,000,000	15,407,000
6.13%, 05/30/18(a)	10,000,000	10,698,400

		26,105,400
RETAIL—4.03%
CVS Caremark Corp.
5.75%, 06/01/17	51,965,000	56,633,139
6.13%, 09/15/39	22,000,000	22,444,248
Home Depot Inc. (The)
5.25%, 12/16/13	17,490,000	18,980,358
5.40%, 03/01/16	37,000,000	40,390,435
5.88%, 12/16/36	40,000,000	39,204,111
McDonald’s Corp.
5.35%, 03/01/18	15,000,000	16,683,488
6.30%, 10/15/37	10,000,000	11,404,395
6.30%, 03/01/38	9,000,000	10,256,513
Target Corp.
6.00%, 01/15/18(a)	40,800,000	47,053,983
6.50%, 10/15/37	14,400,000	16,326,660
7.00%, 01/15/38	30,000,000	35,650,588
Wal-Mart Stores Inc.
2.88%, 04/01/15	1,000,000	1,011,789
4.50%, 07/01/15(a)	10,000,000	10,941,783
5.25%, 09/01/35	10,000,000	9,940,531
5.63%, 04/01/40	1,000,000	1,048,048
5.80%, 02/15/18	15,000,000	17,137,813
6.20%, 04/15/38	17,000,000	18,933,410
6.50%, 08/15/37	110,716,000	127,857,058

		501,898,350
SOFTWARE—1.81%
Microsoft Corp.
2.95%, 06/01/14	20,000,000	20,705,588
4.20%, 06/01/19	31,000,000	32,661,135
Oracle Corp.
3.75%, 07/08/14	45,372,000	47,857,046
5.00%, 07/08/19(a)	99,737,000	106,989,678
6.13%, 07/08/39	15,000,000	16,620,730

		224,834,177

TELECOMMUNICATIONS—12.59%
AT&T Inc.
4.85%, 02/15/14	2,000,000	2,167,306
5.50%, 02/01/18	118,933,000	128,719,997
5.80%, 02/15/19(a)	11,250,000	12,341,388
6.30%, 01/15/38	29,600,000	30,612,795
6.50%, 09/01/37(a)	7,500,000	7,926,750
6.55%, 02/15/39	119,245,000	127,819,212
British Telecom PLC
5.95%, 01/15/18	16,000,000	16,498,826
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14(a)	55,000,000	60,899,710
7.38%, 11/15/13	5,380,000	6,256,551
8.50%, 11/15/18	30,000,000	37,461,634
Cisco Systems Inc.
4.45%, 01/15/20(a)	35,000,000	35,920,675
4.95%, 02/15/19(a)	35,000,000	37,424,607
5.50%, 02/22/16	32,500,000	36,707,632
5.50%, 01/15/40	30,000,000	29,942,798
5.90%, 02/15/39	23,350,000	24,677,628
Deutsche Telekom International Finance BV
4.88%, 07/08/14	10,000,000	10,593,986
5.25%, 07/22/13(a)	21,800,000	23,257,779
5.75%, 03/23/16	15,000,000	16,133,925
6.00%, 07/08/19(a)	18,000,000	19,324,941
Embarq Corp.
6.74%, 06/01/13	2,000,000	2,163,899
7.08%, 06/01/16	38,500,000	41,281,645
8.00%, 06/01/36	13,000,000	13,233,360
France Telecom SA
4.38%, 07/08/14(a)	15,000,000	15,951,353
5.38%, 07/08/19(a)	19,000,000	20,272,145
8.50%, 03/01/31	32,400,000	43,294,957
Qwest Corp.
8.38%, 05/01/16	10,000,000	10,865,350
SBC Communications Inc./AT&T Inc.
5.10%, 09/15/14	40,000,000	43,852,174
5.63%, 06/15/16	22,000,000	24,437,612
Telecom Italia Capital SA
4.95%, 09/30/14	46,000,000	45,749,702
5.25%, 11/15/13	14,908,000	15,550,836
5.25%, 10/01/15	10,000,000	10,002,833
6.18%, 06/18/14(a)	7,500,000	7,809,198
7.72%, 06/04/38	64,373,000	65,346,605
Telefonica Emisiones SAU
3.73%, 04/27/15	2,000,000	1,967,845
4.95%, 01/15/15	26,700,000	27,561,609
5.88%, 07/15/19	22,200,000	22,901,556
6.42%, 06/20/16	25,000,000	27,468,146
7.05%, 06/20/36(a)	34,000,000	36,202,007
Telefonica Europe BV
8.25%, 09/15/30(a)	6,000,000	7,208,115
Verizon Communications Inc.
5.50%, 02/15/18	3,500,000	3,768,805
5.85%, 09/15/35(a)	13,000,000	12,829,189
6.35%, 04/01/19	30,000,000	33,856,865
6.40%, 02/15/38(a)	81,583,000	86,074,236
7.35%, 04/01/39(a)	5,200,000	6,127,193
7.75%, 12/01/30	10,000,000	12,114,280
8.75%, 11/01/18	114,693,000	145,714,554

Vodafone Group PLC
4.15%, 06/10/14	10,500,000	10,928,085
5.00%, 09/15/15(a)	7,490,000	8,009,466
5.45%, 06/10/19	45,000,000	47,261,980
5.63%, 02/27/17	35,000,000	37,943,601
6.15%, 02/27/37(a)	15,000,000	15,144,002

		1,567,581,343
TRANSPORTATION—0.75%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	10,000,000	10,229,820
Union Pacific Corp.
5.70%, 08/15/18	12,000,000	13,165,942
7.88%, 01/15/19	10,000,000	12,399,974
United Parcel Service Inc.
3.88%, 04/01/14	15,000,000	15,977,287
5.13%, 04/01/19(a)	22,000,000	24,192,936
6.20%, 01/15/38	15,000,000	16,874,550

		92,840,509

TOTAL CORPORATE BONDS & NOTES
(Cost: $11,566,059,632)		12,183,106,690

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.33%

MONEY MARKET FUNDS—3.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	274,271,547	274,271,547
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(c)(d)	57,751,971	57,751,971
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	83,281,227	83,281,227

		415,304,745

TOTAL SHORT-TERM INVESTMENTS
(Cost: $415,304,745)		415,304,745

TOTAL INVESTMENTS IN SECURITIES—101.21%
(Cost: $11,981,364,377)		12,598,411,435
Other Assets, Less Liabilities—(1.21)%		(151,076,463)

NET ASSETS—100.00%		$12,447,334,972

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

May 31, 2010

Security	Principal	Value

SOVEREIGN BONDS & NOTES(a)—82.98%

ARGENTINA—2.09%
Argentina (Republic of)
2.50%, 12/31/38(b)	$36,036,000	$12,612,600
8.28%, 12/31/33(c)	27,217,948	17,691,666

		30,304,266
BRAZIL—9.09%
Brazil (Federative Republic of)
6.50%, 06/10/19(d)	14,300,000	14,979,250
7.13%, 01/20/37	35,607,000	41,126,085
8.00%, 01/15/18	34,192,889	39,099,568
10.13%, 05/15/27	11,869,000	17,655,137
11.00%, 08/17/40	14,443,000	19,144,196

		132,004,236
BULGARIA—0.75%
Bulgaria (Republic of)
8.25%, 01/15/15(d)	9,724,000	10,915,190

		10,915,190
CHILE—0.56%
Chile (Republic of)
5.50%, 01/15/13	7,436,000	8,064,419

		8,064,419
COLOMBIA—4.40%
Colombia (Republic of)
7.38%, 01/27/17	19,877,000	22,709,472
7.38%, 03/18/19	16,302,000	18,665,790
7.38%, 09/18/37	20,449,000	22,493,900

		63,869,162
CROATIA—1.02%
Croatia (Government of)
6.75%, 11/05/19(e)	14,300,000	14,800,500

		14,800,500
EGYPT—0.51%
Egypt (Republic of)
5.75%, 04/29/20(d)	7,436,000	7,445,295

		7,445,295
EL SALVADOR—0.58%
El Salvador (Republic of)
7.65%, 06/15/35(d)	8,151,000	8,354,775

		8,354,775
HUNGARY—1.28%
Hungary (Republic of)
4.75%, 02/03/15	6,435,000	6,422,935
6.25%, 01/29/20	12,012,000	12,099,087

		18,522,022

INDONESIA—5.07%
Indonesia (Republic of)
6.63%, 02/17/37(d)	37,037,000	37,592,555
6.88%, 01/17/18(d)	32,318,000	36,034,570

		73,627,125
IRAQ—1.20%
Iraq (Republic of)
5.80%, 01/15/28(d)	21,450,000	17,481,750

		17,481,750
IVORY COAST—0.67%
Ivory Coast (Republic of)
2.45%, 12/31/32(b)(d)	17,875,000	9,697,188

		9,697,188
LEBANON—3.42%
Lebanon (Republic of)
9.00%, 03/20/17	42,185,000	49,630,653

		49,630,653
LITHUANIA—2.04%
Lithuania (Republic of)
6.75%, 01/15/15(d)	14,300,000	14,800,500
7.38%, 02/11/20(d)	14,300,000	14,872,000

		29,672,500
MEXICO—6.35%
United Mexican States
5.63%, 01/15/17	19,162,000	20,503,340
6.05%, 01/11/40	4,004,000	4,034,030
6.75%, 09/27/34	32,890,000	36,310,560
United Mexican States Series A
5.88%, 02/17/14	28,600,000	31,245,500

		92,093,430
PANAMA—2.54%
Panama (Republic of)
6.70%, 01/26/36	16,588,000	18,246,800
7.25%, 03/15/15	16,159,000	18,582,850

		36,829,650
PERU—4.01%
Peru (Republic of)
6.55%, 03/14/37	29,744,000	31,826,080
7.13%, 03/30/19	22,594,000	26,434,980

		58,261,060
PHILIPPINE ISLANDS—6.19%
Philippines (Republic of)
7.75%, 01/14/31	56,056,000	65,165,100
8.00%, 01/15/16	20,449,000	24,641,045

		89,806,145
POLAND—3.04%
Poland (Republic of)
5.00%, 10/19/15	16,016,000	16,776,760
6.38%, 07/15/19	25,168,000	27,326,156

		44,102,916
RUSSIA—8.67%
Russian Federation
5.00%, 04/29/20(d)	14,300,000	13,638,625
5.74%, 04/03/17	4,433,000	4,288,928
7.50%, 03/31/30(b)(d)	96,565,040	107,911,432

		125,838,985

SERBIA—0.56%
Serbia (Republic of)
6.75%, 11/01/24(b)(d)	8,570,467	8,184,796

		8,184,796
SOUTH AFRICA—2.87%
South Africa (Republic of)
5.50%, 03/09/20	18,304,000	18,304,000
5.88%, 05/30/22	17,732,000	18,042,310
6.50%, 06/02/14	4,862,000	5,372,510

		41,718,820
TURKEY—8.30%
Turkey (Republic of)
6.88%, 03/17/36	54,626,000	55,650,238
7.25%, 03/15/15	57,772,000	64,776,855

		120,427,093
UKRAINE—1.30%
Ukraine (Government of)
7.65%, 06/11/13(d)	18,590,000	18,868,850

		18,868,850
URUGUAY—2.16%
Uruguay (Republic of)
7.63%, 03/21/36	28,028,000	31,391,360

		31,391,360
VENEZUELA—3.78%
Venezuela (Republic of)
5.75%, 02/26/16(d)	57,772,000	35,529,780
7.75%, 10/13/19(d)	12,012,000	7,147,140
8.25%, 10/13/24(d)	3,575,000	2,019,875
9.25%, 09/15/27	15,730,000	10,185,175

		54,881,970
VIETNAM—0.53%
Vietnam (Republic of)
6.75%, 01/29/20(d)	7,436,000	7,659,080

		7,659,080

TOTAL SOVEREIGN BONDS & NOTES
(Cost: $1,186,489,643)		1,204,453,236

Security	Principal	Value

QUASI-SOVEREIGN BONDS & NOTES(a)—12.18%

INDONESIA—1.04%
Majapahit Holding BV
7.75%, 01/20/20(d)	14,300,000	15,086,500

		15,086,500
KAZAKHSTAN—3.33%
KazMunaiGaz Finance Sub BV
8.38%, 07/02/13(d)	15,730,000	16,654,137
9.13%, 07/02/18(d)	28,886,000	31,630,170

		48,284,307
MALAYSIA—2.69%
Petronas Capital Ltd.
5.25%, 08/12/19(d)	38,181,000	39,066,792

		39,066,792

MEXICO—1.63%
Pemex Project Funding Master Trust
6.63%, 06/15/35	10,868,000	10,514,790
Petroleos Mexicanos
8.00%, 05/03/19	11,440,000	13,098,800

		23,613,590
PHILIPPINE ISLANDS—1.15%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19(d)	15,301,000	16,716,342

		16,716,342
RUSSIA—0.64%
RSHB Capital SA Russian Agricultural Bank
9.00%, 06/11/14(d)	8,437,000	9,280,700

		9,280,700
UKRAINE—0.94%
Naftogaz Ukraine
9.50%, 09/30/14	13,585,000	13,720,850

		13,720,850
VENEZUELA—0.76%
Petroleos de Venezuela SA
5.38%, 04/12/27	24,739,000	11,008,855

		11,008,855

TOTAL QUASI-SOVEREIGN BONDS & NOTES
(Cost: $175,233,294)		176,777,936

Security	Principal	Value

U.S. GOVERNMENT BONDS & NOTES—1.69%

UNITED STATES—1.69%
U.S. Treasury Notes
3.25%, 06/30/16	23,595,000	24,506,710

		24,506,710

TOTAL U.S. GOVERNMENT BONDS & NOTES
(Cost: $23,987,172)		24,506,710

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.49%

MONEY MARKET FUNDS—2.49%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(f)(g)	36,192,522	36,192,522

		36,192,522
TOTAL SHORT-TERM INVESTMENTS

(Cost: $36,192,522)		36,192,522

TOTAL INVESTMENTS IN SECURITIES—99.34%
(Cost: $1,421,902,631)		1,441,930,404
Other Assets, Less Liabilities—0.66%		9,533,654

NET ASSETS—100.00%		$1,451,464,058

(a)	Investments are denominated in U.S. dollars.
(b)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(c)	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

May 31, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.06%

CALIFORNIA—98.06%
Alameda Corridor Transportation Authority Revenue, Series A (NPFGC Insured)
4.75%, 10/01/25	$500,000	$499,970
Alameda County Joint Powers Authority Lease Revenue (AGM Insured)
5.00%, 12/01/34	1,800,000	1,853,334
Bakersfield Wastewater Revenue, Series A (AGM Insured)
5.00%, 09/15/32	4,000,000	4,102,960
Bay Area Governments Association Infrastructure Finance Authority Revenue (NPFGC Insured-FGIC)
5.00%, 08/01/17	2,940,000	3,079,268
Bay Area Toll Authority Toll Bridge Revenue, Series F
5.00%, 04/01/24	775,000	828,087
5.00%, 04/01/31	3,550,000	3,669,708
Bay Area Toll Authority Toll Bridge Revenue, Series F-1
5.00%, 04/01/28	500,000	531,920
5.00%, 04/01/39	650,000	666,913
5.50%, 04/01/18	2,100,000	2,254,539
California Educational Facilities Authority Revenue, Stanford University, Series T-1
5.00%, 03/15/39	300,000	348,174
California State Department of Water Resources Supply Revenue (NPFGC Insured)
5.00%, 12/01/23	1,000,000	1,087,220
California State Department of Water Resources Supply Revenue, Series A (AGM Insured)
5.25%, 05/01/11	625,000	653,037
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured)
5.50%, 05/01/14	2,385,000	2,613,793
5.50%, 05/01/15	1,000,000	1,103,380
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured) Prerefunded 05/01/12
5.38%, 05/01/18	2,500,000	2,752,475
California State Department of Water Resources Supply Revenue, Series A (XLCA Insured) Prerefunded 05/01/12
5.38%, 05/01/17	5,000,000	5,504,950
California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12
5.25%, 05/01/20	775,000	851,415
5.38%, 05/01/22	1,100,000	1,211,089

California State Department of Water Resources Supply Revenue, Series AE
5.00%, 12/01/25	500,000	551,250
5.00%, 12/01/26	500,000	547,235
California State Department of Water Resources Supply Revenue, Series H (AGM Insured)
5.00%, 05/01/22	500,000	552,340
California State Department of Water Resources Supply Revenue, Series K
5.00%, 05/01/18	1,500,000	1,703,040
California State Department of Water Resources Supply Revenue, Series L
5.00%, 05/01/22	1,500,000	1,664,655
California State Economic Recovery, General Obligations Unlimited, Series A
4.40%, 07/01/18	550,000	600,605
5.00%, 01/01/11	2,100,000	2,155,377
5.00%, 07/01/16	500,000	566,890
5.00%, 07/01/17	550,000	566,148
5.00%, 07/01/18	1,050,000	1,191,382
5.00%, 07/01/20	600,000	668,562
5.00%, 07/01/22	2,990,000	3,174,184
5.25%, 07/01/14	550,000	624,052
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/12	215,000	233,129
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.25%, 07/01/14	2,150,000	2,439,476
California State Economic Recovery, General Obligations Unlimited, Series A ETM (NPFGC Insured)
5.00%, 07/01/12	185,000	201,813
California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 07/01/14
5.00%, 07/01/23	550,000	608,795
California State Economic Recovery, General Obligations Unlimited, Series B Prerefunded 03/01/11
5.00%, 07/01/23	300,000	310,665
California State Economic Recovery, General Obligations Unlimited, Series B Prerefunded 07/01/10
5.00%, 07/01/23	1,000,000	1,004,300
California State Public Works Board Lease Revenue
5.00%, 01/01/21	750,000	764,242
5.13%, 06/01/29	500,000	484,360
5.25%, 06/01/30	250,000	244,847
California State Public Works Board Lease Revenue (AMBAC Insured)
5.00%, 01/01/19	500,000	519,730
5.00%, 12/01/19	2,900,000	2,952,780
5.00%, 12/01/27	1,430,000	1,400,599
California State Public Works Board Lease Revenue, Series C
5.25%, 06/01/28	1,550,000	1,552,449
California State Public Works Board Lease Revenue, Series E
5.00%, 04/01/34	1,400,000	1,419,894
California State University Revenue, Series A (AGM Insured)
5.00%, 11/01/33	1,385,000	1,402,119

California State University Revenue, Series A (AMBAC Insured)
5.00%, 11/01/22	775,000	819,066
5.00%, 11/01/30	535,000	546,679
California State, General Obligations Unlimited
5.00%, 03/01/16	1,450,000	1,606,049
5.00%, 03/01/17	900,000	969,867
5.00%, 04/01/17	550,000	609,130
5.00%, 08/01/18	550,000	597,817
5.00%, 08/01/19	1,000,000	1,073,890
5.00%, 11/01/21	900,000	943,623
5.00%, 06/01/22	1,500,000	1,563,870
5.00%, 08/01/22	500,000	520,385
5.00%, 03/01/23	625,000	644,012
5.00%, 10/01/29	750,000	757,200
5.00%, 06/01/32	2,000,000	1,958,180
5.00%, 09/01/35	1,750,000	1,696,170
5.00%, 06/01/37	1,550,000	1,492,231
5.00%, 11/01/37	1,000,000	962,430
5.00%, 12/01/37	1,085,000	1,044,215
5.00%, 04/01/38	500,000	481,075
5.13%, 11/01/11	1,000,000	1,060,110
5.25%, 10/01/29	1,775,000	1,827,717
5.25%, 03/01/38	1,085,000	1,083,329
5.50%, 11/01/39	8,000,000	8,194,640
5.50%, 03/01/40	1,500,000	1,537,425
5.75%, 04/01/29	1,000,000	1,075,180
6.00%, 04/01/38	1,250,000	1,360,712
6.00%, 11/01/39	500,000	546,625
California State, General Obligations Unlimited (AMBAC Insured)
5.00%, 03/01/22	550,000	566,610
5.00%, 06/01/29	500,000	502,600
California State, General Obligations Unlimited Prerefunded 02/01/14
5.00%, 02/01/33	2,395,000	2,721,654
California State, General Obligations Unlimited Prerefunded 04/01/14
5.25%, 04/01/34	1,200,000	1,381,668
California Statewide Communities Development Authority Revenue
5.00%, 06/15/13	5,100,000	5,546,913
Chabot-Las Positas Community College District, Election of 2004, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/29	500,000	512,235
5.00%, 08/01/31	2,050,000	2,082,492
Desert Community College District, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/37	3,050,000	3,106,852
Eastern Bay Municipal Utility District Water System Revenue, Subseries A (NPFGC Insured)
5.00%, 06/01/35	2,900,000	3,005,125
Eastern Municipal Water District, California Water & Sewer Certificates of Participation, Series H
5.00%, 07/01/24	500,000	539,635
5.00%, 07/01/33	650,000	671,814
5.00%, 07/01/35	580,000	599,065

Foothill Eastern Transportation Corridor Agency Toll Road Revenue
5.75%, 01/15/40	2,000,000	1,936,340
Foothill-De Anza Community College District, General Obligations Unlimited, Series A (AMBAC Insured)
4.50%, 08/01/31	1,500,000	1,481,745
Grossmont Union High School District, Election of 2004, General Obligations Unlimited
5.00%, 08/01/33	550,000	564,437
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 08/01/27	500,000	525,480
5.00%, 08/01/32	3,300,000	3,391,872
Los Angeles Convention & Exhibit Center Authority Lease Revenue, Series A
5.00%, 08/15/20	1,000,000	1,072,190
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A (AMBAC Insured)
5.00%, 07/01/35	600,000	622,332
Los Angeles County Sanitation Districts Financing Authority Revenue (NPFGC Insured-FGIC)
5.00%, 10/01/34	500,000	500,430
Los Angeles County Sanitation Districts Financing Authority Revenue, Subseries A (AMBAC Insured)
4.50%, 10/01/38	600,000	533,172
Los Angeles Department of Airports Revenue, Series A
5.00%, 05/15/27	735,000	778,159
5.00%, 05/15/40	1,000,000	1,021,240
Los Angeles Department of Water & Power Revenue, Series A-A-1 (NPFGC Insured)
5.25%, 07/01/10	1,000,000	1,004,550
Los Angeles Department of Water & Power Revenue, Subseries A-1
5.25%, 07/01/38	1,200,000	1,267,920
Los Angeles Department of Water & Power Revenue, Subseries A-1 (AMBAC Insured)
5.00%, 07/01/17	200,000	232,374
5.00%, 07/01/37	2,750,000	2,832,583
5.00%, 07/01/39	650,000	669,123
Los Angeles Department of Water & Power Waterworks Revenue, Series A
5.13%, 07/01/11	1,000,000	1,006,250
Los Angeles Department of Water & Power Waterworks Revenue, Subseries A-2 (AMBAC Insured)
5.00%, 07/01/35	850,000	874,676
Los Angeles Unified School District, General Obligations Unlimited, Series A (AGM Insured) Prerefunded 07/01/13
5.25%, 07/01/20	1,900,000	2,149,565
Los Angeles Unified School District, General Obligations Unlimited, Series A (NPFGC Insured) Prerefunded 07/01/13
5.50%, 07/01/15	750,000	854,213
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (AGM Insured)
4.50%, 07/01/22	500,000	517,475

Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FGIC Insured)
5.00%, 07/01/21	900,000	960,813
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (NPFGC Insured)
4.50%, 07/01/25	1,700,000	1,711,220
4.50%, 01/01/28	3,775,000	3,663,147
Los Angeles Unified School District, General Obligations Unlimited, Series B (AGM Insured)
4.75%, 07/01/19	2,000,000	2,160,520
Los Angeles Wastewater System Revenue, Series A
5.00%, 06/01/39	500,000	520,600
Los Angeles Wastewater System Revenue, Series A (NPFGC Insured)
4.75%, 06/01/35	1,000,000	1,003,530
Los Angeles, California Municipal Improvement Corp. Lease Revenue, Series A
5.00%, 09/01/23	1,500,000	1,584,735
5.00%, 09/01/25	500,000	513,925
Metropolitan Water District of Southern California Waterworks Revenue
5.75%, 08/10/18	500,000	588,620
Metropolitan Water District of Southern California Waterworks Revenue, Series A (AGM Insured)
5.00%, 07/01/35	700,000	726,705
Metropolitan Water District of Southern California Waterworks Revenue, Series B
5.00%, 07/01/21	900,000	1,018,089
Orange County Water District Certificates of Participation
5.00%, 08/15/39	885,000	918,648
Peralta, California Community College District, Election of 2006, General Obligations Unlimited, Series C
5.00%, 08/01/39	1,275,000	1,306,021
Pomona Public Financing Authority Revenue, Series AY (AMBAC Insured)
5.00%, 05/01/17	125,000	121,971
Riverside County Palm Desert Financing Authority Lease Revenue, Series A
6.00%, 05/01/22	1,000,000	1,109,570
Sacramento Area Flood Control Agency (BHAC Insured)
5.63%, 10/01/37	1,000,000	1,099,350
Sacramento City Financing Authority Revenue, Series E (AMBAC Insured)
5.25%, 12/01/30	550,000	563,239
Sacramento County Sanitation District Financing Authority Revenue, Series A (AMBAC Insured) Prerefunded 12/01/14
5.00%, 12/01/35	600,000	692,430
Sacramento Municipal Utility District Electric Revenue, Series R (NPFGC Insured)
5.00%, 08/15/33	1,000,000	1,006,410
Sacramento Municipal Utility District Electric Revenue, Series U (AGM Insured)
5.00%, 08/15/22	1,000,000	1,106,080
San Bernardino, California Community College District, General Obligations Unlimited, Series A
6.25%, 08/01/33	1,000,000	1,129,460

San Bernardino, California Community College District, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/31	550,000	565,846
San Diego County Water Authority Certificates of Participation, Series 2008 A (AGM Insured)
5.00%, 05/01/33	1,100,000	1,139,996
5.00%, 05/01/38	650,000	671,444
San Diego Public Facilities Financing Authority Lease Revenue, Series A
5.25%, 03/01/40	1,000,000	983,640
San Diego Public Facilities Financing Authority Revenue, Series A
5.25%, 05/15/39	500,000	530,050
San Diego Public Facilities Financing Authority Revenue, Series B
5.00%, 05/15/14	1,200,000	1,351,812
5.00%, 05/15/22	600,000	665,754
San Diego Public Facilities Financing Authority Water Revenue, Series B
5.50%, 08/01/39	1,000,000	1,078,320
San Diego Regional Building Authority Lease Revenue, Series A
5.38%, 02/01/36	400,000	424,588
San Diego Unified School District, General Obligations Unlimited, Series F-1 (AGM Insured)
4.50%, 07/01/29	5,700,000	5,678,112
5.25%, 07/01/28	450,000	514,386
San Diego, California Community College District, General Obligations Unlimited (AGM Insured)
5.00%, 08/01/30	550,000	575,251
San Diego, California Public Facilities Financing Authority Water Revenue, Series A
5.25%, 08/01/38	1,000,000	1,050,760
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (AMBAC Insured)
4.75%, 07/01/23	1,000,000	1,004,040
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (AMBAC Insured) Prerefunded 07/01/11
5.13%, 07/01/36	1,000,000	1,051,530
San Francisco City & County Certificates of Participation, Series A
5.00%, 04/01/29	500,000	509,630
San Francisco City & County Public Utilities Commission Revenue, Series A (AGM Insured)
4.50%, 11/01/31	1,000,000	995,880
4.75%, 11/01/36	1,100,000	1,108,998
San Francisco City & County Public Utilities Commission Revenue, Series B
5.00%, 11/01/39	1,000,000	1,041,150
San Francisco City & County, General Obligations Unlimited, Series 2008-R1
2.85%, 06/15/12	500,000	521,395
San Jose, California Airport Revenue, Series D (NPFGC Insured)
5.00%, 03/01/28	550,000	552,761
San Jose, California Financing Authority Lease Revenue, Series B (AMBAC Insured)
5.00%, 06/01/32	500,000	502,555
San Jose, California Redevelopment Agency Tax Allocation, Series C (NPFGC Insured)
5.00%, 08/01/25	500,000	497,860

San Jose, California Redevelopment Agency Tax Allocation, Series D (AMBAC Insured)
5.00%, 08/01/20	550,000	562,304
5.00%, 08/01/21	750,000	764,348
San Mateo County Community College District, General Obligations Unlimited, Series B
5.00%, 09/01/31	500,000	515,395
5.00%, 09/01/38	550,000	563,310
San Mateo County, California Joint Powers Financing Authority Lease Revenue, Series A
5.00%, 07/15/36	1,250,000	1,269,963
San Mateo County, California Transportation District Sales Tax Revenue, Series A (NPFGC Insured)
4.75%, 06/01/34	495,000	495,653
Santa Clara Valley, California Transportation Authority Sales Tax Revenue, Series A (AMBAC Insured)
5.00%, 04/01/32	1,150,000	1,184,155
Southern California Public Power Authority Project Revenue, Series A (AGM Insured)
5.50%, 04/01/14	300,000	341,802
Turlock Irrigation District Revenue, Series A
5.00%, 01/01/40	500,000	507,975
University of California Regents Medical Center Pooled Revenue, Series A (NPFGC Insured)
4.50%, 05/15/37	2,000,000	1,895,280
University of California Revenue, Series A (AMBAC Insured)
5.00%, 05/15/11	1,875,000	1,958,681
University of California Revenue, Series B (AMBAC Insured)
5.25%, 05/15/23	530,000	574,388
University of California Revenue, Series J (AGM Insured)
4.50%, 05/15/35	4,800,000	4,680,384
Vacaville Unified School District, Election of 2001, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/25	500,000	518,255
Vernon, California Electric System Revenue, Series A
5.13%, 08/01/21	1,500,000	1,573,530
Vista California Certificates of Participation (NPFGC Insured)
5.00%, 05/01/37	1,000,000	944,880
West Contra Costa California Unified School District Election of 2005, General Obligations Unlimited, Series B (BHAC Insured)
5.63%, 08/01/35	195,000	211,380
Yosemite Community College District, Election of 2004, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/28	775,000	814,200
5.00%, 08/01/32	500,000	516,220
Yuba Community College District, Election of 2006, General Obligations Unlimited, Series A (AMBAC Insured)
5.00%, 08/01/22	530,000	560,814

		210,735,324

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $203,391,575)		210,735,324

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.33%

MONEY MARKET FUNDS—1.33%
Blackrock Liquidity Funds - California Money Fund, Institutional Shares
0.18%(a)(b)	2,860,521	2,860,521

		2,860,521

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,860,521)		2,860,521

TOTAL INVESTMENTS IN SECURITIES—99.39%
(Cost: $206,252,096)		213,595,845
Other Assets, Less Liabilities—0.61%		1,302,929

NET ASSETS—100.00%		$214,898,774

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp. Financial Group Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Co.
NPFGC	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance Inc.

(a) Affiliated issuer. See Note 2.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.52%

ALABAMA—0.37%
Alabama State Public School & College Authority Revenue
5.00%, 12/01/11	$2,545,000	$2,709,712
Alabama State Public School & College Authority Revenue, Series A
5.00%, 05/01/14	1,000,000	1,126,150
Baldwin County Board of Education Revenue Warrants (AMBAC Insured)
4.50%, 07/01/37	500,000	487,740
Birmingham Waterworks & Sewer Board Water & Sewer Revenue, Series B (NPFGC Insured) Prerefunded 01/01/13
5.00%, 01/01/43	2,525,000	2,785,479

		7,109,081
ARIZONA—1.58%
Arizona School Facilities Board Certificates of Participation
5.13%, 09/01/21	1,000,000	1,091,400
5.75%, 09/01/19	3,600,000	4,143,744
Arizona School Facilities Board Certificates of Participation, Series A (NPFGC Insured) Prerefunded 03/01/13
5.25%, 09/01/17	3,500,000	3,906,385
Arizona School Facilities Board Certificates of Participation, Series A-1 (NPFGC Insured-FGIC)
5.00%, 09/01/17	245,000	266,386
Arizona State Certificates of Participation, Series A (AGM Insured)
5.00%, 10/01/29	1,000,000	1,036,960
Arizona State Transportation Board Excise Tax Revenue
5.25%, 07/01/20	160,000	187,483
Arizona State Transportation Board Highway Revenue, Series A
5.00%, 07/01/10	1,055,000	1,059,589
Phoenix Civic Improvement Corp. Excise Tax Revenue (NPFGC Insured-FGIC)
5.00%, 07/01/41	3,250,000	3,283,280
Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series A
5.00%, 01/01/38	14,790,000	15,415,025

		30,390,252
CALIFORNIA—21.03%
Bakersfield Wastewater Revenue, Series A (AGM Insured)
5.00%, 09/15/32	3,550,000	3,641,377

Bay Area Governments Association Infrastructure Finance Authority Revenue (NPFGC Insured-FGIC)
5.00%, 08/01/17	5,500,000	5,753,655
Bay Area Toll Authority Toll Bridge Revenue, Series F
5.00%, 04/01/26	1,200,000	1,267,020
5.00%, 04/01/31	3,200,000	3,299,424
Bay Area Toll Authority Toll Bridge Revenue, Series F-1
5.00%, 04/01/28	1,425,000	1,515,972
5.63%, 04/01/44	295,000	322,571
California Educational Facilities Authority Revenue, Stanford University, Series T-1
5.00%, 03/15/39	4,600,000	5,338,668
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured)
5.50%, 05/01/14	2,400,000	2,630,232
5.50%, 05/01/15	4,435,000	4,893,490
California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12
5.75%, 05/01/17	7,975,000	8,837,576
California State Department of Water Resources Supply Revenue, Series AE
5.00%, 12/01/28	470,000	508,963
California State Department of Water Resources Supply Revenue, Series H
5.00%, 05/01/22	5,000,000	5,453,550
California State Department of Water Resources Supply Revenue, Series K
5.00%, 05/01/18	1,490,000	1,691,686
California State Department of Water Resources Supply Revenue, Series L
5.00%, 05/01/22	1,000,000	1,109,770
California State Department of Water Resources Supply Revenue, Subseries G-4
5.00%, 05/01/16	1,250,000	1,414,975
California State Economic Recovery, General Obligations Unlimited, Series A
4.25%, 07/01/17	1,890,000	2,054,335
5.00%, 01/01/11	5,525,000	5,670,694
5.00%, 07/01/18	3,950,000	4,481,867
5.00%, 07/01/22	6,145,000	6,523,532
5.25%, 07/01/12	1,185,000	1,291,046
5.25%, 07/01/14	870,000	987,137
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/11	30,000	31,451
5.00%, 07/01/15	100,000	111,520
5.25%, 07/01/13	1,950,000	2,175,732
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.25%, 07/01/14	2,500,000	2,836,600
California State Economic Recovery, General Obligations Unlimited, Series A ETM
5.25%, 07/01/14	140,000	162,450
California State Economic Recovery, General Obligations Unlimited, Series A ETM (NPFGC Insured)
5.00%, 07/01/11	970,000	1,018,665
5.25%, 07/01/13	1,940,000	2,196,720

California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 07/01/14
5.00%, 07/01/23	1,800,000	1,992,420
California State Economic Recovery, General Obligations Unlimited, Series B Prerefunded 03/01/11
5.00%, 07/01/23	7,690,000	7,963,379
California State Public Works Board Lease Revenue
5.13%, 06/01/29	1,000,000	968,720
5.25%, 06/01/30	2,400,000	2,350,536
6.25%, 04/01/34	3,000,000	3,153,450
California State Public Works Board Lease Revenue (AMBAC Insured)
5.00%, 12/01/19	5,500,000	5,600,100
California State Public Works Board Lease Revenue, Series C
5.25%, 06/01/28	2,725,000	2,729,305
California State Public Works Board Lease Revenue, Series G-1
5.75%, 10/01/30	2,775,000	2,851,451
California State Public Works Board Lease Revenue, Series J (AMBAC Insured)
5.25%, 01/01/16	1,350,000	1,468,273
California State Public Works Board Lease Revenue, Subseries A-1
6.00%, 03/01/35	1,000,000	1,034,980
California State University Revenue, Series A
5.25%, 11/01/38	2,500,000	2,608,450
California State University Revenue, Series A (AMBAC Insured)
5.00%, 11/01/30	1,365,000	1,394,798
California State, General Obligations Unlimited
3.50%, 10/01/17	1,000,000	1,013,890
4.50%, 08/01/26	1,650,000	1,578,538
4.50%, 08/01/27	2,000,000	1,892,140
5.00%, 02/01/11	2,000,000	2,058,920
5.00%, 04/01/11	600,000	621,840
5.00%, 03/01/12	1,475,000	1,575,595
5.00%, 03/01/14	1,600,000	1,775,600
5.00%, 08/01/14	275,000	307,037
5.00%, 04/01/15	500,000	557,980
5.00%, 11/01/15	1,500,000	1,676,355
5.00%, 03/01/16	2,845,000	3,151,179
5.00%, 04/01/16	600,000	664,860
5.00%, 03/01/17	8,200,000	8,868,763
5.00%, 05/01/17	550,000	593,648
5.00%, 06/01/17	7,250,000	7,831,667
5.00%, 04/01/18	1,800,000	1,989,000
5.00%, 03/01/19	6,125,000	6,470,266
5.00%, 10/01/23	500,000	501,420
5.00%, 04/01/25	1,050,000	1,080,807
5.00%, 08/01/25	2,100,000	2,153,739
5.00%, 08/01/28	250,000	253,162
5.00%, 10/01/29	17,185,000	17,349,976
5.00%, 02/01/32	1,000,000	979,200
5.00%, 06/01/32	2,170,000	2,124,625
5.00%, 06/01/37	5,250,000	5,054,332
5.00%, 11/01/37	7,100,000	6,833,253
5.00%, 12/01/37	4,815,000	4,634,004
5.00%, 04/01/38	1,835,000	1,765,545
5.13%, 04/01/33	1,000,000	992,610
5.25%, 02/01/14	175,000	193,181

5.25%, 10/01/29	3,400,000	3,500,980
5.25%, 03/01/38	5,750,000	5,741,145
5.50%, 08/01/30	485,000	503,381
5.50%, 11/01/39	5,290,000	5,418,706
5.50%, 03/01/40	500,000	512,475
5.75%, 04/01/27	1,000,000	1,077,430
5.75%, 04/01/28	700,000	758,422
5.75%, 04/01/31	1,400,000	1,488,592
6.00%, 04/01/38	19,950,000	21,716,971
6.00%, 11/01/39	7,900,000	8,636,675
California State, General Obligations Unlimited (NPFGC Insured)
4.00%, 09/01/14	500,000	538,620
5.00%, 06/01/18	1,000,000	1,092,960
California State, General Obligations Unlimited (NPFGC Insured-FGIC)
5.00%, 03/01/14	165,000	183,109
California State, General Obligations Unlimited Prerefunded 04/01/14 (AMBAC Insured)
5.00%, 04/01/31	1,450,000	1,655,943
California Statewide Communities Development Authority Revenue
5.00%, 06/15/13	6,450,000	7,015,213
Chabot-Las Positas Community College District, Election of 2004, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/31	10,945,000	11,118,478
Desert Community College District, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/37	1,620,000	1,650,197
Foothill Eastern Transportation Corridor Agency Toll Road Revenue
5.75%, 01/15/40	3,000,000	2,904,510
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 08/01/27	2,000,000	2,101,920
5.00%, 08/01/32	700,000	719,488
Los Angeles Convention & Exhibit Center Authority Lease Revenue, Series A
5.00%, 08/15/20	2,000,000	2,144,380
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A Prerefunded 07/01/10 (FGIC Insured)
5.25%, 07/01/30	1,160,000	1,176,855
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series B
5.00%, 07/01/14	500,000	569,835
Los Angeles County Sanitation Districts Financing Authority Revenue (NPFGC Insured-FGIC)
5.00%, 10/01/34	1,500,000	1,501,290
Los Angeles Department of Airports Revenue, Series A
5.00%, 05/15/40	2,000,000	2,042,480
5.25%, 05/15/39	1,000,000	1,043,560
Los Angeles Department of Water & Power Revenue, Series B
5.25%, 07/01/24	1,645,000	1,868,835
Los Angeles Department of Water & Power Revenue, Subseries A-1
5.25%, 07/01/38	9,950,000	10,513,170

Los Angeles Department of Water & Power Revenue, Subseries A-2
5.00%, 07/01/30	1,400,000	1,430,324
Los Angeles Department of Water & Power Waterworks Revenue, Series A
5.13%, 07/01/11	1,000,000	1,006,250
Los Angeles Department of Water & Power Waterworks Revenue, Subseries A-1 (AMBAC Insured)
5.00%, 07/01/38	1,800,000	1,854,054
Los Angeles Department of Water & Power Waterworks Revenue, Subseries A-2 (AMBAC Insured)
5.00%, 07/01/44	1,200,000	1,228,716
Los Angeles Municipal Improvement Corporation Lease Revenue, Series B1 (NPFGC Insured-FGIC)
4.75%, 08/01/37	295,000	281,138
Los Angeles Unified School District, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/13	875,000	973,070
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (AGM Insured)
4.50%, 07/01/22	2,700,000	2,794,365
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (NPFGC Insured)
4.50%, 07/01/25	2,900,000	2,919,140
Los Angeles Unified School District, General Obligations Unlimited, Series D
5.00%, 01/01/34	800,000	814,000
5.20%, 07/01/29	1,000,000	1,055,540
Los Angeles Unified School District, General Obligations Unlimited, Series E (AGM Insured)
4.75%, 07/01/32	7,800,000	7,778,550
Los Angeles Unified School District, General Obligations Unlimited, Series I
5.00%, 07/01/27	3,000,000	3,161,160
Los Angeles Wastewater System Revenue, Series A
5.00%, 06/01/39	500,000	520,600
Los Angeles Wastewater System Revenue, Series A (NPFGC Insured)
5.00%, 06/01/34	4,000,000	4,092,360
Los Angeles, California Community College District, General Obligations Unlimited, Series A
6.00%, 08/01/33	1,000,000	1,126,890
Los Angeles, California Community College District, General Obligations Unlimited, Series F-1
5.00%, 08/01/33	1,000,000	1,028,310
Metropolitan Water District of Southern California Waterworks Revenue
5.75%, 08/10/18	2,500,000	2,943,100
Metropolitan Water District of Southern California Waterworks Revenue, Series C
5.00%, 07/01/35	2,400,000	2,507,400
Modesto Irrigation District Certificates of Participation, Series A
6.00%, 10/01/39	500,000	546,925
Pomona Public Financing Authority Revenue, Series AY (AMBAC Insured)
5.00%, 05/01/17	625,000	609,856

Sacramento City Financing Authority Revenue, Series A (AMBAC Insured)
4.75%, 05/01/23	180,000	176,301
Sacramento City Financing Authority Revenue, Series E (AMBAC Insured)
5.25%, 12/01/30	440,000	450,591
Sacramento County, California Airport System Revenue, Series B
5.75%, 07/01/39	1,250,000	1,352,287
Sacramento County, California Airport System Revenue, Series C
6.00%, 07/01/41	1,430,000	1,549,863
Sacramento Municipal Utility District Revenue, Series U (AGM Insured)
5.00%, 08/15/27	3,875,000	4,129,820
San Diego County Water Authority Certificates of Participation, Series 2008 A (AGM Insured)
5.00%, 05/01/33	3,800,000	3,938,168
5.00%, 05/01/38	2,960,000	3,057,650
San Diego Public Facilities Financing Authority Revenue, Series A
5.25%, 05/15/39	1,000,000	1,060,100
San Diego Public Facilities Financing Authority Revenue, Series B
5.00%, 05/15/22	2,000,000	2,219,180
San Diego Public Facilities Financing Authority Water Revenue, Series B
5.50%, 08/01/39	700,000	754,824
San Diego Regional Building Authority Lease Revenue, Series A
5.38%, 02/01/36	1,500,000	1,592,205
San Diego Unified School District, General Obligations Unlimited, Series D-2 (AGM Insured)
4.75%, 07/01/27	8,000,000	8,212,800
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (AMBAC Insured) Prerefunded 07/01/11
5.13%, 07/01/36	1,000,000	1,051,530
San Francisco Bay Area Rapid Transit District, General Obligations Unlimited, Series B
5.00%, 08/01/32	1,400,000	1,488,298
San Francisco City & County Airports Commission Revenue, Series E
6.00%, 05/01/39	4,000,000	4,415,200
San Francisco City & County Certificates of Participation, Series A
5.00%, 04/01/29	500,000	509,630
San Francisco City & County Public Utilities Commission Revenue, Series A (AGM Insured)
4.75%, 11/01/36	2,000,000	2,016,360
San Francisco City & County Public Utilities Commission Revenue, Series B
5.00%, 11/01/39	1,000,000	1,041,150
San Francisco City & County, General Obligations Unlimited, Series 2008-R1
2.85%, 06/15/12	1,000,000	1,042,790
San Jose Financing Authority Lease Revenue, Series B (AMBAC Insured)
5.00%, 06/01/27	1,000,000	1,038,560
San Jose, California Redevelopment Agency Tax Allocation, Series D (AMBAC Insured)
5.00%, 08/01/21	1,000,000	1,019,130
5.00%, 08/01/23	1,500,000	1,512,315

San Mateo County Community College District, General Obligations Unlimited, Series B
5.00%, 09/01/31	4,250,000	4,380,857
5.00%, 09/01/38	1,700,000	1,741,140
San Mateo County Joint Powers Financing Authority Lease Revenue, Series A
5.00%, 07/15/33	750,000	767,055
Santa Clara Valley, California Transportation Authority Sales Tax Revenue, Series A (AMBAC Insured)
5.00%, 04/01/32	1,400,000	1,441,580
Southern California Public Power Authority Revenue
6.75%, 07/01/10	1,000,000	1,005,700
6.75%, 07/01/13	1,300,000	1,501,136
Turlock Irrigation District Revenue, Series A
5.00%, 01/01/40	2,000,000	2,031,900
University of California Revenue, Series D (NPFGC Insured-FGIC)
5.00%, 05/15/37	1,885,000	1,923,831
University of California Revenue, Series J (AGM Insured)
4.50%, 05/15/26	1,500,000	1,541,025
4.50%, 05/15/31	2,000,000	2,009,320
4.50%, 05/15/35	900,000	877,572
University of California Revenue, Series J (NPFGC Insured)
5.00%, 05/15/14	150,000	170,725
Vernon, California Electric System Revenue, Series A
5.13%, 08/01/21	4,500,000	4,720,590
Yosemite Community College District, Election of 2004, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/28	1,000,000	1,050,580

		404,538,803
COLORADO—1.99%
Aurora, Colorado Water Improvement Revenue, Series A (AMBAC Insured)
5.00%, 08/01/39	1,000,000	1,026,610
Colorado Department of Transportation Revenue (AMBAC Insured)
6.00%, 06/15/10	925,000	927,479
Colorado Department of Transportation Revenue (AMBAC Insured) Prerefunded 06/15/10
6.00%, 06/15/13	1,000,000	1,007,640
Colorado Department of Transportation Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 12/15/15	7,670,000	8,904,333
Colorado State Higher Education Capital Construction Lease Purchase Financing Program, Certificates of Participation
5.25%, 11/01/23	1,000,000	1,082,900
Denver City & County School District No. 1, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.50%, 12/01/23	3,975,000	4,825,888
E-470 Public Highway Authority Revenue, Series B (NPFGC Insured)
0.00%, 09/01/29	2,500,000	709,250

Jefferson County School District (No. R-001), General Obligations Unlimited (NPFGC-State Aid Withholding Insured)
6.50%, 12/15/10	1,900,000	1,963,859
Lower Colorado River Authority Revenue
5.75%, 05/15/28	940,000	1,004,653
Lower Colorado River Authority Revenue, Series A
6.25%, 05/15/28	1,500,000	1,701,945
Regional Transportation District Sales Tax Revenue, Series A (AGM Insured)
4.50%, 11/01/34	15,175,000	15,212,482

		38,367,039
CONNECTICUT—0.78%
Connecticut State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 01/01/14	6,300,000	7,115,283
Connecticut State Economic Recovery, General Obligations Unlimited, Series D
5.00%, 01/01/14	1,000,000	1,129,410
Connecticut State, General Obligations Unlimited
5.00%, 03/15/11	2,500,000	2,592,200
Connecticut State, General Obligations Unlimited, Series A
5.00%, 02/15/25	2,660,000	2,969,996
Connecticut State, General Obligations Unlimited, Series C
5.50%, 12/15/13	1,000,000	1,152,580

		14,959,469
DISTRICT OF COLUMBIA—0.48%
District Columbia University Revenue, Georgetown University, Series A (AMBAC Insured)
4.50%, 04/01/42	1,100,000	1,062,028
District of Columbia Ballpark Revenue, Series B-1 (NPFGC Insured-FGIC)
5.00%, 02/01/31	2,000,000	1,934,780
District of Columbia Income Tax Secured Revenue, Series A
5.25%, 12/01/34	870,000	944,559
District of Columbia University Revenue, Georgetown University, Series C
5.25%, 04/01/34	1,000,000	1,042,440
District of Columbia Water & Sewer Authority Public Utility Revenue, Series A
5.50%, 10/01/39	1,000,000	1,083,310
District of Columbia, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
4.50%, 06/01/37	1,000,000	986,140
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Series A
0.00%, 10/01/37	3,000,000	510,930
5.25%, 10/01/44	1,500,000	1,579,320

		9,143,507
FLORIDA—3.82%
Broward County, Florida Airport System Revenue, Series O
5.38%, 10/01/29	1,560,000	1,642,399
Citizens Property Insurance Corp. Revenue, Series A (NPFGC Insured)
5.00%, 03/01/17	9,080,000	9,436,299
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/12	5,780,000	6,105,414

Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A (NPFGC Insured-IBC)
5.00%, 07/01/12	5,900,000	6,232,170
Florida State Board of Education, General Obligations Unlimited, Series C
5.00%, 06/01/25	1,455,000	1,555,119
Florida State Department of Environmental Protection & Preservation Revenue, Series A (NPFGC Insured-FGIC)
5.75%, 07/01/10	1,500,000	1,507,305
Gainesville, Florida Utilities System Revenue, Series A (AGM Insured) Prerefunded 10/01/15
5.00%, 10/01/35	1,250,000	1,460,100
Jacksonville Electric Authority Revenue
5.25%, 10/01/11	3,650,000	3,871,117
Miami-Dade County Expressway Authority Toll System Revenue (AMBAC Insured)
5.00%, 07/01/39	1,000,000	1,002,820
Miami-Dade County Special Obligation Revenue, Sub-Series B (NPFGC Insured)
5.00%, 10/01/35	1,125,000	1,128,060
Miami-Dade County Water & Sewer Revenue (AGM Insured)
5.00%, 10/01/39	3,000,000	3,107,700
Miami-Dade County Water & Sewer Revenue, Series C
5.38%, 10/01/24	2,500,000	2,723,125
Miami-Dade County, Florida Aviation Revenue, Series A
5.38%, 10/01/35	1,000,000	1,023,430
Miami-Dade County, Florida Aviation Revenue, Series A-1
5.00%, 10/01/29	3,000,000	3,016,650
5.38%, 10/01/41	4,000,000	4,074,400
Miami-Dade County, General Obligations Unlimited, Series B-1
5.63%, 07/01/38	1,000,000	1,067,160
Orlando & Orange County Expressway Authority Revenue, Series A
5.00%, 07/01/35	2,000,000	2,028,420
5.00%, 07/01/40	2,500,000	2,535,525
Orlando & Orange County Expressway Authority Revenue, Series B (AMBAC Insured)
5.00%, 07/01/35	1,000,000	1,002,510
Palm Beach County, Florida Public Improvement Revenue
5.00%, 05/01/38	3,000,000	3,096,930
Seminole County Water & Sewer Revenue
5.00%, 10/01/31	3,600,000	3,734,316
5.00%, 10/01/36	6,920,000	7,120,196
Tallahassee Florida Consolidated Utility System Revenue
5.00%, 10/01/37	1,750,000	1,788,710
Tampa Bay Water Regional Water Supply Authority Utility System Revenue
5.00%, 10/01/38	2,000,000	2,090,020
Tampa Bay Water, Florida Utility System Revenue (FGIC Insured)
5.75%, 10/01/29	1,000,000	1,069,830

		73,419,725
GEORGIA—2.72%
Atlanta, Georgia Water & Wastewater Revenue, Series A
6.00%, 11/01/26	2,750,000	3,026,182

6.00%, 11/01/27	1,000,000	1,094,840
6.00%, 11/01/28	2,320,000	2,528,986
6.25%, 11/01/39	2,750,000	2,994,942
Augusta, Georgia Water & Sewer Revenue (AGM Insured) Prerefunded 10/01/10
5.25%, 10/01/30	455,000	467,230
De Kalb County, Georgia Water & Sewer Revenue, Series A
5.00%, 10/01/35	1,000,000	1,024,020
De Kalb County, Georgia Water & Sewer Revenue, Series B (AGM Insured)
5.25%, 10/01/32	2,190,000	2,482,080
Georgia Municipal Electric Authority Revenue, Series Y (AMBAC Insured)
6.40%, 01/01/13	170,000	182,526
Georgia State Road & Toll Highway Authority Revenue, Series A
5.00%, 06/01/10	1,000,000	1,000,390
Georgia State Road & Tollway Authority Federal Highway Grant Revenue (NPFGC Insured)
5.00%, 06/01/13	1,500,000	1,677,225
5.00%, 06/01/14	200,000	228,028
Georgia State, General Obligations Unlimited, Series B
5.00%, 01/01/20	2,000,000	2,340,540
5.00%, 01/01/24	1,000,000	1,133,450
Georgia State, General Obligations Unlimited, Series C
5.00%, 07/01/20	2,000,000	2,283,940
5.50%, 07/01/14	625,000	729,806
5.50%, 07/01/16	5,000,000	5,775,700
Georgia State, General Obligations Unlimited, Series I
5.00%, 07/01/20	1,600,000	1,910,656
Gwinnett County School District, General Obligations Unlimited
5.00%, 02/01/11	3,850,000	3,971,814
5.00%, 02/01/13	2,625,000	2,912,857
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B (AGM Insured)
5.00%, 07/01/27	3,025,000	3,238,020
5.00%, 07/01/28	950,000	1,012,348
5.00%, 07/01/37	4,400,000	4,602,796
Municipal Electric Authority of Georgia Revenue, Series A
5.00%, 11/01/24	1,000,000	1,078,340
Municipal Electric Authority of Georgia Revenue, Subseries D
5.75%, 01/01/19	2,000,000	2,331,520
Richmond County Board of Education, General Obligations Unlimited (State Aid Withholding Insured)
5.00%, 10/01/11	2,125,000	2,252,989

		52,281,225
HAWAII—1.22%
Hawaii State Airports System Revenue, Series A
5.00%, 07/01/39	3,700,000	3,715,836
Hawaii State Department of Budget & Finance Special Purpose Revenue
6.50%, 07/01/39	2,000,000	2,178,780
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/10	1,000,000	1,004,340

5.00%, 07/01/11	4,000,000	4,200,200
5.00%, 07/01/13	5,920,000	6,640,997
5.00%, 07/01/15	2,200,000	2,549,140
Honolulu, Hawaii City & County Wastewater System Revenue, Series A (NPFGC Insured)
5.00%, 07/01/36	2,800,000	2,899,400
Honolulu, Hawaii City & County Wastewater System Revenue, Series JR (NPFGC Insured-FGIC)
4.50%, 07/01/28	240,000	240,036

		23,428,729
ILLINOIS—4.74%
Chicago Board of Education, General Obligations Unlimited, Series C
5.25%, 12/01/26	145,000	154,303
Chicago Board of Education, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 12/01/27	5,600,000	5,893,160
Chicago Metropolitan Water Reclamation District, General Obligations Unlimited
5.00%, 12/01/26	1,000,000	1,071,690
5.00%, 12/01/27	875,000	931,892
Chicago Skyway Toll Bridge Revenue (AMBAC Insured) Prerefunded 01/01/11
5.50%, 01/01/31	5,500,000	5,722,145
Chicago Transit Authority Capital Grant Receipts Revenue (AMBAC Insured)
5.00%, 06/01/19	325,000	344,779
Chicago, Illinois General Obligations Unlimited, Series A (AGM Insured)
5.00%, 01/01/24	2,500,000	2,648,475
Chicago, Illinois General Obligations Unlimited, Series A (AGM Insured) Prerefunded 01/01/14
5.00%, 01/01/34	1,650,000	1,866,645
Chicago, Illinois General Obligations Unlimited, Series A (NPFGC Insured) Prerefunded 01/01/11
5.25%, 01/01/33	3,750,000	3,895,912
5.50%, 01/01/38	8,255,000	8,588,419
Chicago, Illinois General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 01/01/29	900,000	926,424
Chicago, Illinois General Obligations Unlimited, Series C (FGIC Insured) Prerefunded 07/01/10
5.50%, 01/01/40	1,080,000	1,095,908
Chicago, Illinois O'Hare International Airport Revenue, Series B (NPFGC Insured-FGIC)
5.25%, 01/01/15	510,000	568,125
Chicago, Illinois O'Hare International Airport Revenue, Series C
5.25%, 01/01/35	2,500,000	2,589,450
Chicago, Illinois O'Hare International Airport Revenue, Series F
5.00%, 01/01/40	610,000	602,540
Cook County, Illinois General Obligations Unlimited, Series A (AMBAC Insured)
5.00%, 11/15/26	1,575,000	1,655,246
Illinois Municipal Electric Agency Power Supply Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 02/01/35	700,000	707,070

Illinois State Toll Highway Authority Revenue, Series A (AGM Insured)
5.00%, 01/01/23	1,225,000	1,303,510
Illinois State Toll Highway Authority Revenue, Series A-1 (AGM Insured)
5.00%, 01/01/24	2,700,000	2,882,196
Illinois State Toll Highway Authority Revenue, Series A-1 (AGM Insured) Prerefunded 07/01/16
5.00%, 01/01/26	4,000,000	4,687,440
Illinois State Toll Highway Authority Revenue, Series A-2 (AGM Insured) Prerefunded 07/01/16
5.00%, 01/01/27	1,800,000	2,109,348
5.00%, 01/01/28	1,700,000	1,992,162
5.00%, 01/01/31	6,295,000	7,376,859
Illinois State Toll Highway Authority Revenue, Series B
5.50%, 01/01/33	1,000,000	1,089,820
Illinois State, General Obligations Unlimited, Series 1 (AGM Insured)
5.38%, 10/01/10	1,000,000	1,015,800
Illinois State, General Obligations Unlimited, Series A
5.00%, 03/01/34	8,595,000	8,600,157
Illinois State, General Obligations Unlimited, Series B
5.00%, 03/01/13	14,000,000	15,157,800
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue (NPFGC Insured)
0.00%, 12/15/35	1,900,000	419,615
0.00%, 06/15/36	2,800,000	598,836
0.00%, 06/15/40	3,500,000	583,835
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, Series A (NPFGC Insured-FGIC)
5.50%, 06/15/29	2,000,000	2,245,380
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 06/15/21	1,115,000	1,158,373
Schaumburg, Illinois General Obligations Unlimited, Series B (NPFGC Insured-FGIC)
5.25%, 12/01/34	645,000	681,759

		91,165,073
INDIANA—0.60%
Indiana Finance Authority Highway Revenue, Series A (NPFGC Insured-FGIC)
4.50%, 12/01/23	1,000,000	1,030,830
4.50%, 12/01/24	4,450,000	4,556,399
Indiana Municipal Power Agency Power Supply System Revenue, Series A (NPFGC Insured)
5.00%, 01/01/37	500,000	505,570
Indianapolis Local Public Improvement Bond Bank Revenue, Series A
5.75%, 01/01/38	5,000,000	5,396,700

		11,489,499
KENTUCKY—0.31%
Kentucky State Property & Buildings Revenue
5.00%, 11/01/20	5,350,000	5,946,685

		5,946,685

MARYLAND—1.93%
Maryland State Department of Transportation Consolidated Revenue
5.00%, 05/01/14	2,000,000	2,282,580
5.00%, 02/15/23	2,500,000	2,801,350
Maryland State Transportation Authority Grant & Revenue Anticipation Note
5.00%, 03/01/13	500,000	555,965
5.00%, 03/01/17	1,000,000	1,162,570
Maryland State Transportation Authority Revenue (AGM Insured)
5.00%, 07/01/38	2,000,000	2,120,000
Maryland State, General Obligations Unlimited
5.00%, 02/01/11	7,560,000	7,800,257
5.25%, 03/01/11	500,000	518,780
Maryland State, General Obligations Unlimited, Series 2
5.00%, 07/15/13	400,000	450,548
5.00%, 07/15/14	3,125,000	3,593,781
5.00%, 08/01/15	2,500,000	2,917,775
Maryland State, General Obligations Unlimited, Series A
5.00%, 08/01/11	1,000,000	1,054,180
5.25%, 02/15/13	2,500,000	2,796,475
5.25%, 03/01/16	400,000	472,368
Maryland State, General Obligations Unlimited, Series B
5.25%, 02/15/12	8,000,000	8,650,480

		37,177,109
MASSACHUSETTS—5.52%
Massachusetts Bay Transportation Authority Revenue, Series A
5.25%, 07/01/30	1,900,000	2,205,615
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A
5.00%, 07/01/28	940,000	1,069,325
5.00%, 07/01/31	700,000	780,955
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A Prerefunded 07/01/12
5.00%, 07/01/32	750,000	818,160
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B
5.25%, 07/01/14	2,700,000	3,116,610
5.25%, 07/01/19	2,000,000	2,378,480
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series C
5.50%, 07/01/16	2,150,000	2,551,039
5.50%, 07/01/17	300,000	358,470
Massachusetts School Building Authority Sales Tax Revenue, Series A (AGM Insured)
5.00%, 08/15/17	1,000,000	1,135,700
5.00%, 08/15/21	2,000,000	2,188,660
5.00%, 08/15/30	5,000,000	5,249,700
Massachusetts School Building Authority Sales Tax Revenue, Series A (AMBAC Insured)
4.50%, 08/15/35	17,400,000	17,346,930
5.00%, 08/15/37	2,850,000	2,974,232
Massachusetts State Federal Highway Grant Anticipation Revenue, Series A
5.75%, 06/15/10	500,000	501,275
Massachusetts State Special Obligation Revenue (AGM Insured)
5.00%, 12/15/13	250,000	279,363

Massachusetts State Special Obligation Revenue, Series A
5.38%, 06/01/11	350,000	367,553
Massachusetts State Special Obligation Revenue, Series A (AGM Insured)
5.00%, 12/15/14	1,875,000	2,119,275
Massachusetts State Water Pollution Abatement Trust Revenue, Series A
5.25%, 08/01/19	1,000,000	1,201,740
Massachusetts State Water Resources Authority Revenue, Series A
5.00%, 08/01/40	4,700,000	5,012,456
Massachusetts State Water Resources Authority Revenue, Series B
5.00%, 08/01/39	1,445,000	1,526,541
Massachusetts State Water Resources Authority Revenue, Series B (AGM Insured)
5.25%, 08/01/31	300,000	344,337
Massachusetts State Water Resources Authority Revenue, Series D (NPFGC Insured)
5.50%, 08/01/11	1,000,000	1,059,140
Massachusetts State, General Obligations Limited, Series B
5.25%, 08/01/20	3,000,000	3,569,730
Massachusetts State, General Obligations Limited, Series C (AGM Insured)
5.50%, 11/01/10	6,250,000	6,388,563
5.50%, 11/01/11	300,000	320,973
Massachusetts State, General Obligations Limited, Series C (NPFGC Insured-FGIC)
5.50%, 11/01/13	2,260,000	2,590,028
5.50%, 11/01/14	720,000	841,270
Massachusetts State, General Obligations Limited, Series D (NPFGC Insured)
5.50%, 11/01/13	3,330,000	3,816,280
6.00%, 11/01/13	3,000,000	3,480,660
Massachusetts State, General Obligations Unlimited, Series A
5.00%, 08/01/14	1,250,000	1,428,463
5.00%, 03/01/22	550,000	635,608
5.00%, 09/01/28	4,410,000	4,798,124
5.00%, 03/01/39	1,975,000	2,088,187
5.25%, 08/01/21	600,000	709,692
6.00%, 11/01/11	250,000	269,100
Massachusetts State, General Obligations Unlimited, Series A (AGM Insured) Prerefunded 03/01/15
5.00%, 03/01/23	4,000,000	4,622,600
Massachusetts State, General Obligations Unlimited, Series A (NPFGC Insured)
5.50%, 02/01/11	5,390,000	5,577,949
Massachusetts State, General Obligations Unlimited, Series B
5.00%, 11/01/16	1,100,000	1,277,364
5.25%, 08/01/21	425,000	502,699
Massachusetts State, General Obligations Unlimited, Series B Prerefunded 06/01/10
6.00%, 06/01/16	500,000	500,235
Massachusetts State, General Obligations Unlimited, Series C (AGM Insured)
5.50%, 12/01/17	500,000	599,495
Massachusetts State, General Obligations Unlimited, Series D
5.50%, 10/01/16	1,100,000	1,307,284

Massachusetts State, General Obligations Unlimited, Series D (NPFGC Insured)
5.50%, 10/01/20	2,200,000	2,670,536
Massachusetts State, General Obligations Unlimited, Series E (AMBAC Insured)
5.00%, 11/01/25	2,115,000	2,457,609
Massachusetts Water Pollution Abatement Trust Revenue, Series A
5.25%, 08/01/15	1,000,000	1,175,940

		106,213,945
MICHIGAN—0.64%
Detroit City School District, General Obligations Unlimited, Series A (AGM Q-SBLF Insured)
5.25%, 05/01/30	2,500,000	2,591,000
Detroit, Michigan Sewer Disposal System Revenue, Series A (AGM Insured) Prerefunded 07/01/13
5.00%, 07/01/32	3,000,000	3,362,460
Detroit, Michigan Water Supply System Revenue, Series B (AGM Insured)
6.25%, 07/01/36	750,000	821,798
Michigan State Building Authority Revenue, Series I (AMBAC Insured)
5.00%, 10/15/33	1,000,000	995,850
Michigan State Trunk Line Revenue
5.00%, 11/01/20	1,600,000	1,790,944
Michigan State Trunk Line Revenue, Series A (AGM Insured) Prerefunded 11/01/11
5.25%, 11/01/30	1,750,000	1,866,988
Michigan State, General Obligations Unlimited, Series A
5.00%, 11/01/20	760,000	838,918

		12,267,958
MINNESOTA—0.37%
Minnesota State, General Obligations Unlimited
5.00%, 08/01/11	1,000,000	1,053,940
5.00%, 11/01/11	2,800,000	2,980,880
5.00%, 08/01/17	800,000	943,248
5.00%, 08/01/25	2,000,000	2,218,260

		7,196,328
MISSISSIPPI—0.09%
Mississippi Development Bank Special Obligations Revenue (XLCA Insured)
5.00%, 03/01/41	250,000	233,638
Mississippi State, General Obligations Unlimited, Series A
5.25%, 11/01/15	1,250,000	1,464,800

		1,698,438
MISSOURI—0.73%
Kansas City, Missouri Special Obligation Revenue, Series C
5.25%, 04/01/40	500,000	515,845
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (NPFGC Insured)
5.00%, 01/01/34	2,000,000	1,871,140
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Series A (AMBAC Insured)
5.00%, 01/01/42	2,000,000	2,006,600

Missouri State Highways & Transit Commission State Road Revenue
5.00%, 02/01/14	625,000	708,750
5.25%, 05/01/18	3,000,000	3,507,000
Missouri State Highways & Transit Commission State Road Revenue, Series B
5.00%, 05/01/26	5,000,000	5,479,250

		14,088,585
NEBRASKA—0.05%
Omaha Public Power District Revenue, Series AA (NPFGC Insured-FGIC)
4.50%, 02/01/38	1,000,000	992,120

		992,120
NEVADA—0.98%
Clark County School District, General Obligations Limited, Series A
5.00%, 06/15/27	5,000,000	5,197,900
Clark County School District, General Obligations Limited, Series A (NPFGC Insured-FGIC)
5.00%, 06/15/25	1,350,000	1,433,201
5.25%, 06/15/15	1,500,000	1,714,395
Clark County, Nevada Airport Revenue, Series B
5.13%, 07/01/36	5,750,000	5,764,835
Clark County, Nevada Airport Revenue, Series B (FGIC Insured) Prerefunded 07/01/11
5.25%, 07/01/34	1,065,000	1,120,721
Nevada State Capitol Building, General Obligations Limited, Series A
5.00%, 02/01/11	500,000	515,650
Nevada State Capitol Building, General Obligations Limited, Series C
5.00%, 06/01/27	3,000,000	3,153,450

		18,900,152
NEW JERSEY—5.35%
Garden State Preservation Trust Open Space & Farmland Preservation Revenue, Series A (AGM Insured)
5.50%, 11/01/13	500,000	573,200
5.75%, 11/01/28	7,040,000	8,750,720
New Jersey Economic Development Authority Revenue
5.75%, 06/15/29	3,000,000	2,993,010
New Jersey Economic Development Authority Revenue, Series A (NPFGC Insured)
5.25%, 07/01/15	300,000	334,005
5.25%, 07/01/17	2,000,000	2,213,420
New Jersey Economic Development Authority Revenue, Series A Prerefunded 05/15/14
6.38%, 04/01/31	1,155,000	1,371,285
New Jersey Economic Development Authority Revenue, Series F Prerefunded 06/15/13
5.00%, 06/15/26	780,000	874,731
New Jersey Economic Development Authority Revenue, Series K (AMBAC Insured)
5.25%, 12/15/16	2,870,000	3,235,208
5.50%, 12/15/19	1,000,000	1,144,860
New Jersey Economic Development Authority Revenue, Series K (NPFGC Insured-FGIC)
5.25%, 12/15/15	1,200,000	1,358,700
New Jersey Economic Development Authority Revenue, Series N-1 (AMBAC Insured)
5.50%, 09/01/26	2,000,000	2,260,920

New Jersey Economic Development Authority Revenue, Series N-1 (NPFGC Insured-FGIC)
5.50%, 09/01/27	2,000,000	2,253,560
New Jersey Economic Development Authority Revenue, Series O
5.13%, 03/01/28	1,500,000	1,572,390
New Jersey State Transit Corporation Certificates of Participation (NPFGC Insured-FGIC)
5.00%, 09/15/17	440,000	472,798
New Jersey State Turnpike Authority Revenue, Series A (AGM Insured)
5.00%, 01/01/20	7,700,000	8,209,045
5.00%, 01/01/21	1,000,000	1,081,600
New Jersey State Turnpike Authority Revenue, Series A (NPFGC Insured)
6.00%, 01/01/12	1,875,000	2,035,144
6.00%, 01/01/13	2,335,000	2,633,576
New Jersey State Turnpike Authority Revenue, Series C ETM (NPFGC Insured)
6.50%, 01/01/13	1,500,000	1,712,190
New Jersey State Turnpike Authority Revenue, Series E
5.25%, 01/01/40	500,000	526,820
New Jersey State, General Obligations Unlimited
5.00%, 08/01/15	1,200,000	1,384,476
New Jersey State, General Obligations Unlimited, Series D
6.00%, 02/15/13	250,000	282,755
New Jersey State, General Obligations Unlimited, Series H
5.25%, 07/01/14	1,250,000	1,433,200
New Jersey State, General Obligations Unlimited, Series L (AMBAC Insured)
5.25%, 07/15/19	2,000,000	2,370,520
New Jersey Transportation Trust Fund Authority Revenue, Series A
0.00%, 12/15/28	600,000	220,128
0.00%, 12/15/34	1,055,000	267,421
0.00%, 12/15/37	5,500,000	1,166,275
0.00%, 12/15/38	3,000,000	601,350
0.00%, 12/15/39	4,000,000	754,000
5.25%, 12/15/20	3,080,000	3,477,074
5.50%, 12/15/22	1,000,000	1,144,810
5.75%, 06/15/17	785,000	907,546
New Jersey Transportation Trust Fund Authority Revenue, Series A (AGM Insured)
4.25%, 12/15/22	8,500,000	8,501,020
New Jersey Transportation Trust Fund Authority Revenue, Series A (AMBAC Insured)
5.00%, 12/15/34	1,450,000	1,496,864
5.50%, 12/15/13	1,250,000	1,422,088
New Jersey Transportation Trust Fund Authority Revenue, Series A (NPFGC Insured)
5.25%, 12/15/21	700,000	787,934
New Jersey Transportation Trust Fund Authority Revenue, Series B
5.25%, 12/15/19	2,960,000	3,344,948
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured)
5.25%, 12/15/14	3,750,000	4,256,025
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured-FGIC)
5.25%, 12/15/12	4,300,000	4,752,833
5.50%, 12/15/20	2,000,000	2,297,280

New Jersey Transportation Trust Fund Authority Revenue, Series C
5.00%, 06/15/10	1,000,000	1,002,190
5.50%, 06/15/24	1,000,000	1,136,430
New Jersey Transportation Trust Fund Authority Revenue, Series C (AGM Insured)
5.50%, 12/15/10	4,945,000	5,081,630
5.50%, 12/15/11	3,715,000	3,993,551
5.50%, 12/15/17	1,000,000	1,147,770
New Jersey Transportation Trust Fund Authority Revenue, Series C (FGIC Insured)
5.25%, 06/15/12	400,000	437,652
New Jersey Transportation Trust Fund Authority Revenue, Series C Prerefunded 06/15/13
5.50%, 06/15/18	2,150,000	2,443,325
5.50%, 06/15/22	1,000,000	1,136,430

		102,854,707
NEW MEXICO—0.16%
New Mexico Finance Authority State Transportation Revenue, Series A (NPFGC Insured)
5.25%, 06/15/15	2,300,000	2,681,064
New Mexico Finance Authority State Transportation Revenue, Series B (AMBAC Insured)
5.00%, 06/15/12	300,000	326,226

		3,007,290
NEW YORK—16.89%
Brooklyn Arena Local Development Corp. Revenue
6.38%, 07/15/43	5,000,000	5,127,850
Hudson Yards Infrastructure Corp. Revenue, Series A
5.00%, 02/15/47	5,220,000	5,067,628
Hudson Yards Infrastructure Corp. Revenue, Series A (NPFGC Insured)
4.50%, 02/15/17	1,600,000	1,474,048
Long Island Power Authority Electric System Revenue, Series A (AMBAC Insured)
5.50%, 12/01/10	880,000	901,718
Long Island Power Authority Revenue, Series A
5.75%, 04/01/39	3,700,000	4,073,774
Long Island Power Authority Revenue, Series A (AGM Insured)
5.00%, 12/01/16	2,000,000	2,248,360
Long Island Power Authority Revenue, Series A (BHAC Insured)
5.50%, 05/01/33	1,100,000	1,213,234
Long Island Power Authority Revenue, Series A (NPFGC Insured-FGIC)
5.25%, 12/01/20	2,000,000	2,206,860
Long Island Power Authority Revenue, Series A (XLCA Insured)
5.00%, 12/01/26	1,200,000	1,259,604
Long Island Power Authority Revenue, Series B
5.25%, 12/01/14	200,000	227,214
5.75%, 04/01/25	1,050,000	1,165,826
5.75%, 04/01/33	2,190,000	2,401,116
Long Island Power Authority Revenue, Series E
5.00%, 12/01/17	850,000	946,747

Long Island Power Authority Revenue, Series F (NPFGC Insured)
5.00%, 05/01/11	800,000	831,840
Metropolitan Transportation Authority Revenue, Series A
5.00%, 11/15/35	1,400,000	1,404,578
5.13%, 01/01/24	2,700,000	2,769,012
5.50%, 01/01/15	1,660,000	1,897,961
5.50%, 11/15/39	600,000	646,212
5.75%, 01/01/16	625,000	726,475
Metropolitan Transportation Authority Revenue, Series A (AGM Insured)
5.00%, 11/15/12	2,610,000	2,684,385
Metropolitan Transportation Authority Revenue, Series A (AMBAC Insured)
5.50%, 11/15/13	2,555,000	2,869,137
5.50%, 11/15/14	2,245,000	2,558,020
5.50%, 11/15/16	500,000	540,710
Metropolitan Transportation Authority Revenue, Series A (NPFGC Insured)
4.75%, 11/15/27	4,630,000	4,721,396
5.50%, 01/01/20	415,000	443,365
Metropolitan Transportation Authority Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 11/15/12	1,850,000	1,902,152
Metropolitan Transportation Authority Revenue, Series B
4.50%, 11/15/37	500,000	487,670
5.00%, 11/15/34	1,000,000	1,052,350
Metropolitan Transportation Authority Revenue, Series C
6.25%, 11/15/23	2,700,000	3,185,190
Metropolitan Transportation Authority Revenue, Series F
5.00%, 11/15/35	1,500,000	1,504,230
New York City Industrial Development Agency Revenue (FGIC Insured)
5.00%, 03/01/46	1,000,000	955,110
New York City Municipal Water Finance Authority Water & Sewer System Revenue Prerefunded 06/15/10
5.50%, 06/15/33	2,575,000	2,607,059
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A
4.75%, 06/15/30	4,850,000	4,990,311
5.00%, 06/15/38	6,250,000	6,509,563
5.00%, 06/15/39	2,325,000	2,390,914
5.75%, 06/15/40	500,000	567,045
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA
5.00%, 06/15/21	1,000,000	1,125,360
5.00%, 06/15/22	5,000,000	5,589,250
5.00%, 06/15/27	500,000	538,380
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA (NPFGC-Insured-FGIC)
4.50%, 06/15/39	1,245,000	1,223,175
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series B (AMBAC Insured)
5.00%, 06/15/28	470,000	493,740

New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series BB
5.00%, 06/15/27	1,000,000	1,099,160
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C
4.75%, 06/15/33	3,925,000	4,003,422
5.00%, 06/15/35	1,400,000	1,441,258
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series CC
5.00%, 06/15/34	2,900,000	3,042,825
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D
5.00%, 06/15/38	7,200,000	7,449,408
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series DD
4.75%, 06/15/36	500,000	507,465
5.00%, 06/15/39	1,365,000	1,405,322
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series FF-2
5.00%, 06/15/40	365,000	385,655
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series GG-1
5.00%, 06/15/39	2,400,000	2,537,664
New York City Transitional Finance Authority Building Aid Revenue, Series S-1
4.50%, 01/15/38	305,000	299,772
5.50%, 07/15/28	3,255,000	3,564,876
New York City Transitional Finance Authority Building Aid Revenue, Series S-5
5.00%, 01/15/31	1,400,000	1,454,614
New York City Transitional Finance Authority Revenue, Series A
5.00%, 05/01/28	1,000,000	1,085,350
New York City Transitional Finance Authority Revenue, Series A-1
5.00%, 11/01/13	4,570,000	5,169,081
5.00%, 11/01/14	4,500,000	5,172,435
New York City Transitional Finance Authority Revenue, Series B
5.00%, 11/01/13	1,015,000	1,146,595
5.00%, 11/01/15	530,000	614,275
5.00%, 11/01/21	2,800,000	3,188,416
5.00%, 11/01/25	1,050,000	1,144,742
New York City Transitional Finance Authority Revenue, Subseries A-1
5.00%, 08/01/10	1,000,000	1,008,230
New York City Transitional Finance Authority Revenue, Subseries A-2
5.00%, 11/01/17	1,000,000	1,131,000
New York City Transitional Finance Authority Revenue, Subseries C-1
5.00%, 11/01/27	2,800,000	3,034,360
New York City Transitional Finance Authority Revenue, Subseries D-2
5.00%, 11/01/12	1,000,000	1,100,740
New York City, General Obligations Unlimited, Series A
5.00%, 08/01/28	1,010,000	1,064,449
New York City, General Obligations Unlimited, Series A-1
5.00%, 08/01/13	1,750,000	1,954,260
5.00%, 08/01/17	355,000	405,137

5.25%, 08/15/23	8,000,000	8,894,880
New York City, General Obligations Unlimited, Series C
5.00%, 08/01/13	615,000	686,783
5.00%, 08/01/15	200,000	228,590
5.00%, 08/01/24	1,000,000	1,095,420
5.25%, 08/01/18	480,000	557,496
New York City, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/17	1,000,000	1,109,740
New York City, General Obligations Unlimited, Series C (CIFG Insured)
3.63%, 08/01/13	400,000	428,844
New York City, General Obligations Unlimited, Series C-1
5.00%, 10/01/18	500,000	564,735
5.00%, 10/01/20	330,000	366,458
New York City, General Obligations Unlimited, Series D-1
5.13%, 12/01/27	1,500,000	1,611,525
New York City, General Obligations Unlimited, Series E
5.00%, 08/01/16	3,000,000	3,420,510
5.00%, 08/01/21	1,000,000	1,121,640
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/11	3,000,000	3,158,700
5.00%, 08/01/14	155,000	175,916
5.50%, 08/01/10	980,000	988,781
New York City, General Obligations Unlimited, Series G ETM
5.50%, 08/01/10	20,000	20,181
New York City, General Obligations Unlimited, Series H
5.00%, 08/01/11	375,000	394,838
5.00%, 08/01/13	1,550,000	1,730,916
New York City, General Obligations Unlimited, Series I
4.50%, 08/01/12	500,000	539,015
5.00%, 08/01/11	250,000	263,225
5.00%, 08/01/15	310,000	346,775
New York City, General Obligations Unlimited, Series J
5.00%, 03/01/30	1,755,000	1,847,699
New York City, General Obligations Unlimited, Series J Prerefunded 06/01/13
5.50%, 06/01/23	1,000,000	1,135,360
New York City, General Obligations Unlimited, Series M
5.00%, 04/01/22	425,000	462,243
New York City, General Obligations Unlimited, Series O
5.00%, 06/01/20	2,000,000	2,198,260
New York City, General Obligations Unlimited, Subseries B-1
5.25%, 09/01/20	500,000	570,340
5.25%, 09/01/23	2,180,000	2,424,988
New York City, General Obligations Unlimited, Subseries I-1
5.38%, 04/01/36	4,500,000	4,918,185
New York City, General Obligations Unlimited, Subseries L-1
5.00%, 04/01/27	1,200,000	1,281,696
New York Convention Center Development Corporation Revenue (AMBAC Insured)
5.00%, 11/15/44	2,500,000	2,505,875

New York State Dormitory Authority (City University of New York), State Supported Debt Revenue
5.00%, 07/01/22	4,000,000	4,338,800
New York State Dormitory Authority (Long Island Jewish Medical Center), Non-State Supported Debt Revenue, Series A
5.50%, 05/01/37	1,500,000	1,542,525
5.75%, 05/01/37	750,000	784,575
New York State Dormitory Authority Revenue, Prerefunded 03/15/13
5.00%, 03/15/27	1,000,000	1,112,810
New York State Dormitory Authority Revenue, Series A (NPFGC Insured-FGIC)
5.50%, 07/01/18	1,405,000	1,625,599
New York State Dormitory Authority Revenue, Series D (NPFGC Insured)
5.25%, 10/01/23	1,050,000	1,114,628
New York State Dormitory Authority State Personal Income Tax Revenue, Series A
5.00%, 03/15/25	3,700,000	4,070,370
5.00%, 03/15/27	7,500,000	8,154,750
New York State Dormitory Authority State Personal Income Tax Revenue, Series B
5.00%, 03/15/28	500,000	545,265
New York State Dormitory Authority State Personal Income Tax Revenue, Series B (AMBAC Insured)
5.50%, 03/15/26	3,885,000	4,679,288
New York State Dormitory Authority State Personal Income Tax Revenue, Series C
5.00%, 12/15/31	3,500,000	3,693,585
New York State Dormitory Authority State Personal Income Tax Revenue, Series D
5.00%, 03/15/36	4,200,000	4,379,256
New York State Dormitory Authority State Personal Income Tax Revenue, Series F
5.00%, 03/15/30	2,000,000	2,090,840
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue
5.00%, 10/15/35	1,850,000	1,946,811
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series B
4.50%, 06/15/36	220,000	220,128
4.75%, 06/15/32	1,400,000	1,435,350
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series E
5.00%, 06/15/30	1,600,000	1,693,984
New York State Local Government Assistance Corp. Revenue, Series A
5.00%, 04/01/11	1,000,000	1,039,740
New York State Local Government Assistance Corp. Revenue, Series A-1 (AGM Insured)
5.00%, 04/01/11	1,000,000	1,039,740
New York State Local Government Assistance Corp. Revenue, Series C
5.50%, 04/01/17	4,800,000	5,684,880
New York State Thruway Authority Revenue
5.00%, 04/01/13	350,000	387,562
5.00%, 04/01/14	1,080,000	1,218,208
5.00%, 04/01/18	250,000	286,445
5.50%, 04/01/11	1,160,000	1,208,650

New York State Thruway Authority Revenue, Series B
5.00%, 04/01/19	3,300,000	3,760,218
5.00%, 04/01/20	2,000,000	2,255,400
5.00%, 04/01/27	6,485,000	6,949,131
New York State Thruway Authority Revenue, Series B (AMBAC Insured)
5.00%, 04/01/21	840,000	916,356
New York State Thruway Authority Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 04/01/16	1,200,000	1,365,828
New York State Thruway Authority Revenue, Series H (NPFGC Insured)
5.00%, 01/01/20	1,500,000	1,661,475
5.00%, 01/01/21	3,400,000	3,737,314
New York State Thruway Authority Revenue, Series H (NPFGC Insured-FGIC)
5.00%, 01/01/22	1,280,000	1,400,742
5.00%, 01/01/23	720,000	782,431
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (AGM Insured)
5.00%, 04/01/14	11,480,000	13,041,050
New York State Thruway Authority, Personal Income Tax Revenue, Series A
5.00%, 03/15/26	1,700,000	1,866,753
New York State Urban Development Corp. Revenue, Series B
5.00%, 03/15/32	1,000,000	1,052,860
New York State Urban Development Corp. Revenue, Series B-1
5.00%, 03/15/28	250,000	272,048
5.00%, 03/15/36	2,000,000	2,109,020
New York State Urban Development Corp. Revenue, Series C
5.00%, 12/15/17	200,000	233,086
New York State Urban Development Corp. Revenue, Series D
5.00%, 01/01/16	750,000	843,930
5.63%, 01/01/28	800,000	876,040
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A Mandatory Tender 01/01/11
5.00%, 01/01/17	250,000	256,365
5.50%, 01/01/17	690,000	709,603
New York State Urban Development Corp., Correctional Facilities Revenue, Series D (AGM Insured) Prerefunded 01/01/11
5.25%, 01/01/30	6,250,000	6,432,750
New York State, General Obligations Unlimited, Series A
5.00%, 02/15/39	1,045,000	1,104,638
New York State, General Obligations Unlimited, Series C
5.00%, 04/15/13	250,000	278,495
Port Authority of New York & New Jersey Revenue
4.50%, 09/15/39	750,000	755,625
5.00%, 07/15/38	125,000	131,998
5.00%, 03/15/39	1,690,000	1,751,922
5.38%, 03/01/28	1,000,000	1,137,940
Sales Tax Asset Receivable Corp. Revenue, Series A (AMBAC Insured)
5.00%, 10/15/32	200,000	209,662
Sales Tax Asset Receivable Corp. Revenue, Series A (NPFGC Insured)
5.25%, 10/15/18	500,000	568,045

Triborough Bridge & Tunnel Authority Revenue
5.00%, 11/15/37	8,100,000	8,489,934
Triborough Bridge & Tunnel Authority Revenue, Series A
5.00%, 11/15/35	3,000,000	3,125,970
Triborough Bridge & Tunnel Authority Revenue, Series B
5.00%, 11/15/32	11,650,000	12,131,495
Triborough Bridge & Tunnel Authority Revenue, Series Y
5.50%, 01/01/17	1,000,000	1,149,380
Triborough Bridge & Tunnel Authority Revenue, Subseries D
5.00%, 11/15/26	1,000,000	1,079,380
5.00%, 11/15/31	3,000,000	3,193,620

		324,912,987
NORTH CAROLINA—2.74%
Charlotte, North Carolina Water & Sewer System Revenue
5.00%, 07/01/38	4,000,000	4,256,960
Mecklenburg County, North Carolina, General Obligations Unlimited, Series C
5.00%, 02/01/14	750,000	852,878
North Carolina Eastern Municipal Power Agency Power System Revenue, Series B
5.00%, 01/01/26	2,000,000	2,095,220
North Carolina Eastern Municipal Power Agency Power System Revenue, Series D
5.50%, 01/01/14	700,000	785,785
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series B
5.00%, 01/01/21	2,500,000	2,773,125
North Carolina State Grant Anticipation Revenue
5.00%, 03/01/11	950,000	983,250
North Carolina State, General Obligations Unlimited
5.00%, 03/01/11	1,200,000	1,242,804
5.00%, 03/01/12	15,545,000	16,771,967
North Carolina State, General Obligations Unlimited, Series B
5.00%, 04/01/12	1,000,000	1,082,390
5.00%, 04/01/13	12,000,000	13,396,920
University of North Carolina Revenue
5.00%, 12/01/36	8,100,000	8,540,235

		52,781,534
OHIO—1.58%
Cincinnati City School District, General Obligations Unlimited (NPFGC Insured-FGIC)
5.25%, 12/01/25	4,820,000	5,645,714
Columbus, Ohio Sewer Revenue, Series A
5.00%, 06/01/27	1,500,000	1,625,790
5.00%, 06/01/31	9,070,000	9,659,278
Hamilton County, Ohio Sales Tax Revenue, Subseries B (AMBAC Insured) Prerefunded 12/01/10
5.25%, 12/01/32	2,985,000	3,059,058
Ohio State Major New Infrastructure Projects Revenue, Series 2008-1
5.00%, 06/15/16	800,000	916,760
5.75%, 06/15/19	5,000,000	5,938,750
Ohio State, General Obligations Unlimited, Series A
5.38%, 09/01/28	1,970,000	2,183,647

Ohio State, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 08/01/11	1,365,000	1,437,795

		30,466,792
OKLAHOMA—0.07%
Grand River Dam Authority Revenue (AMBAC Insured)
6.25%, 06/01/11	1,255,000	1,321,402

		1,321,402
OREGON—1.83%
Oregon State Department of Administrative Services Lottery Revenue (AGM Insured)
5.00%, 04/01/13	1,500,000	1,666,320
Oregon State Department of Administrative Services Revenue (AGM Insured)
5.00%, 09/01/11	10,000,000	10,570,600
Oregon State Department of Transportation Highway User Tax Revenue, Series A
4.50%, 11/15/32	3,725,000	3,750,777
Oregon State, General Obligations Unlimited, Series A
4.50%, 08/01/32	15,815,000	15,959,075
Portland, Oregon Sewer System Revenue, Series A (NPFGC Insured)
5.00%, 06/01/14	2,850,000	3,245,808

		35,192,580
PENNSYLVANIA—2.08%
Chester County, Pennsylvania, General Obligations Unlimited
5.00%, 07/15/28	1,410,000	1,565,876
Delaware Valley Regional Financial Authority Revenue
5.50%, 07/01/12	2,900,000	3,134,494
Delaware Valley Regional Financial Authority Revenue, Series A (AMBAC Insured)
5.50%, 08/01/28	225,000	244,512
Pennsylvania State Public School Building Authority Revenue, Series A (AGM Insured)
5.00%, 06/01/31	1,800,000	1,817,910
Pennsylvania State Turnpike Commission Revenue, Series B
5.00%, 12/01/18	1,010,000	1,147,774
5.25%, 06/01/39	3,080,000	3,219,339
Pennsylvania State Turnpike Commission Revenue, Series D
5.13%, 12/01/40	2,100,000	2,162,916
Pennsylvania State, General Obligations Unlimited
5.00%, 07/01/19	475,000	557,940
5.25%, 07/01/15	1,800,000	2,107,512
Pennsylvania State, General Obligations Unlimited, Series 1
5.00%, 08/01/10	2,000,000	2,016,560
5.00%, 10/01/26	1,085,000	1,172,950
Pennsylvania State, General Obligations Unlimited, Series 1 (NPFGC Insured)
5.25%, 02/01/11	2,760,000	2,851,908
Pennsylvania State, General Obligations Unlimited, Series 2
5.00%, 01/01/20	3,500,000	4,060,840
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured)
5.00%, 07/01/11	500,000	525,025

Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured-FGIC)
5.00%, 07/01/13	3,300,000	3,701,907
Pennsylvania State, General Obligations Unlimited, Series 3
5.00%, 09/01/13	625,000	704,513
Pennsylvania State, General Obligations Unlimited, Series 3 (AGM Insured)
5.00%, 09/01/14	1,250,000	1,434,025
Pennsylvania State, General Obligations Unlimited, Series A-2
5.00%, 08/01/18	1,000,000	1,153,300
Pennsylvania Turnpike Commission Registration Fee Revenue (AMBAC Insured) Prerefunded 07/15/11
5.00%, 07/15/41	1,200,000	1,273,764
Philadelphia School District, General Obligations Unlimited, Series A (AGM-State Aid Withholding Insured) Prerefunded 02/01/11
5.75%, 02/01/30	1,500,000	1,553,670
Philadelphia School District, General Obligations Unlimited, Series D (FGIC-State Aid Withholding Insured) Prerefunded 06/01/14
5.13%, 06/01/34	1,200,000	1,379,976
Philadelphia, PA, General Obligations Unlimited, Series 2001 (AGM Insured) Prerefunded 03/15/11
5.25%, 09/15/25	500,000	519,600
State Public School Building Authority Revenue (AGM-State Aid Witholding Insured)
5.50%, 06/01/28	470,000	533,206
State Public School Building Authority Revenue (AGM-State Aid Witholding Insured) Prerefunded 06/01/13
5.25%, 06/01/26	1,000,000	1,123,830

		39,963,347
PUERTO RICO—6.00%
Puerto Rico Aqueduct & Sewer Authority Revenue, Series A
6.00%, 07/01/38	7,770,000	8,144,514
Puerto Rico Commonwealth Government Development Bank Revenue, Series B
5.00%, 12/01/13	300,000	324,075
5.00%, 12/01/14	300,000	323,877
5.00%, 12/01/15	660,000	707,223
Puerto Rico Commonwealth, General Obligations Unlimited, Series A
5.00%, 07/01/23	1,000,000	1,017,260
5.00%, 07/01/29	775,000	775,961
5.25%, 07/01/24	1,000,000	1,025,600
5.50%, 07/01/17	2,000,000	2,174,700
5.50%, 07/01/18	2,135,000	2,291,837
Puerto Rico Commonwealth, General Obligations Unlimited, Series A (AGL Insured)
5.00%, 07/01/14	1,100,000	1,200,034
Puerto Rico Commonwealth, General Obligations Unlimited, Series B
5.25%, 07/01/17	1,000,000	1,063,120
5.75%, 07/01/38	5,225,000	5,438,494
5.88%, 07/01/36	2,000,000	2,052,040
Puerto Rico Commonwealth, General Obligations Unlimited, Series C
6.00%, 07/01/39	1,875,000	1,983,863

Puerto Rico Electric Power Authority Revenue, Series II (AGM Insured) Prerefunded 07/01/12
5.13%, 07/01/26	620,000	683,525
Puerto Rico Electric Power Authority Revenue, Series TT
5.00%, 07/01/32	2,000,000	1,986,680
5.00%, 07/01/37	7,000,000	6,877,290
Puerto Rico Electric Power Authority Revenue, Series VV (NPFGC Insured-FGIC)
5.25%, 07/01/30	2,500,000	2,617,475
Puerto Rico Electric Power Authority Revenue, Series WW
5.25%, 07/01/33	1,500,000	1,514,685
5.50%, 07/01/38	4,820,000	4,939,873
Puerto Rico Electric Power Authority Revenue, Series XX
5.25%, 07/01/40	1,000,000	1,009,310
Puerto Rico Electric Power Authority Revenue, Series ZZ
5.25%, 07/01/19	1,000,000	1,102,470
Puerto Rico Highway & Transportation Authority Revenue, Series CC (AGM Insured)
5.25%, 07/01/36	3,035,000	3,208,814
Puerto Rico Highway & Transportation Authority Revenue, Series K
5.00%, 07/01/30	700,000	700,588
Puerto Rico Highway & Transportation Authority Revenue, Series L (AMBAC Insured)
5.25%, 07/01/38	2,750,000	2,811,105
Puerto Rico Highway & Transportation Authority Revenue, Series M
5.00%, 07/01/46	4,500,000	4,379,580
Puerto Rico Highway & Transportation Authority Revenue, Series N (AGL Insured)
5.25%, 07/01/36	2,000,000	2,114,540
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series A
5.50%, 10/01/40	1,000,000	1,027,620
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/16	1,000,000	1,095,330
5.50%, 07/01/17	4,000,000	4,386,800
5.50%, 07/01/25	7,275,000	7,672,724
5.50%, 07/01/26	1,050,000	1,106,322
Puerto Rico Municipal Finance Agency, General Obligations Unlimited, Series C (AGM Insured)
5.25%, 08/01/17	760,000	839,443
Puerto Rico Public Buildings Authority Revenue, Series H (AMBAC-Commonwealth of Puerto Rico GTD Insured)
5.50%, 07/01/16	1,650,000	1,800,728
Puerto Rico Public Buildings Authority Revenue, Series I (Commonwealth of Puerto Rico GTD Insured)
5.00%, 07/01/36	3,000,000	2,961,120
Puerto Rico Public Buildings Authority Revenue, Series I (Commonwealth of Puerto Rico GTD Insured) Prerefunded 07/01/14
5.50%, 07/01/25	25,000	28,889
Puerto Rico Public Buildings Authority Revenue, Series P (Commonwealth of Puerto Rico GTD Insured)
6.25%, 07/01/26	1,000,000	1,098,810
6.75%, 07/01/36	2,500,000	2,791,200

Puerto Rico Public Buildings Authority Revenue, Series Q (Commonwealth of Puerto Rico GTD Insured)
5.50%, 07/01/37	310,000	314,625
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A
0.00%, 08/01/35	5,375,000	1,147,133
0.00%, 08/01/36	4,500,000	900,990
0.00%, 08/01/46	7,750,000	849,400
0.00%, 08/01/54	5,000,000	310,200
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Sub-Series A
5.25%, 08/01/27	1,430,000	1,507,606
5.38%, 08/01/39	3,000,000	3,106,200
5.50%, 08/01/37	345,000	361,315
5.50%, 08/01/42	1,250,000	1,304,213
Puerto Rico Sales Tax Financing Revenue, Series A
5.50%, 08/01/28	470,000	501,340
5.75%, 08/01/37	4,000,000	4,254,600
6.00%, 08/01/42	12,500,000	13,524,500

		115,359,641
RHODE ISLAND—0.10%
Rhode Island Convention Center Authority Revenue, Series B (NPFGC Insured)
5.25%, 05/15/15	500,000	543,735
Rhode Island State Economic Development Corp. Revenue, Series A (AGC Insured)
5.25%, 06/15/19	1,200,000	1,385,268

		1,929,003
SOUTH CAROLINA—1.64%
Greenville County School District Installment Purchase Revenue Prerefunded 12/01/12
5.50%, 12/01/28	8,000,000	9,013,920
South Carolina State Public Services Authority Revenue, Series A
5.50%, 01/01/38	3,800,000	4,147,320
South Carolina State Public Services Authority Revenue, Series A (AMBAC Insured)
5.00%, 01/01/20	8,250,000	9,067,163
South Carolina State Public Services Authority Revenue, Series A (NPFGC Insured)
5.00%, 01/01/17	1,500,000	1,719,690
South Carolina State Public Services Authority Revenue, Series B (NPFGC Insured)
5.00%, 01/01/22	1,315,000	1,431,759
South Carolina State Public Services Authority Revenue, Series D (AGM Insured)
5.00%, 01/01/21	2,700,000	2,922,075
South Carolina State Public Services Authority Revenue, Series E
5.00%, 01/01/40	3,000,000	3,170,760

		31,472,687
TENNESSEE—0.38%
Memphis Electric System Revenue, Series A (NPFGC Insured)
5.00%, 12/01/11	1,000,000	1,067,220
Memphis, Tennessee General Obligations Unlimited (NPFGC Insured)
5.00%, 10/01/15	1,250,000	1,437,688

Metropolitan Government Nashville & Davidson County, General Obligations Unlimited
5.00%, 01/01/20	1,000,000	1,140,690
Tennessee State, General Obligations Unlimited, Series C
5.00%, 09/01/10	3,595,000	3,639,003

		7,284,601
TEXAS—6.21%
Cypress-Fairbanks Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 02/15/30	4,000,000	4,264,760
5.00%, 02/15/35	1,200,000	1,261,320
Dallas Area Rapid Transit Sales Tax Revenue (AMBAC Insured)
5.00%, 12/01/36	4,190,000	4,374,276
Dallas Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 08/15/25	700,000	748,587
Dallas Independent School District, General Obligations Unlimited, Series A (PSF-GTD Insured)
5.00%, 08/15/28	6,500,000	6,917,365
Dallas, Texas Waterworks & Sewer System Revenue (AMBAC Insured)
5.00%, 10/01/17	750,000	878,978
Harris County, Texas General Obligations Limited, Series A
5.25%, 10/01/24	3,000,000	3,336,600
Harris County, Texas General Obligations Unlimited, Series B
5.00%, 10/01/25	4,000,000	4,340,760
Harris County, Texas Toll Road Senior Lien Revenue, Series A
5.00%, 08/15/38	1,000,000	1,039,600
Houston, Texas Airport System Revenue, Series A
5.50%, 07/01/39	1,000,000	1,072,060
Houston, Texas General Obligations Limited, Series A
5.00%, 03/01/27	1,000,000	1,089,410
5.25%, 03/01/28	1,235,000	1,351,670
Houston, Texas Utility System Revenue, Series A (AGL Insured)
6.00%, 11/15/36	1,000,000	1,147,780
Houston, Texas Utility System Revenue, Series A (AGM Insured)
5.00%, 11/15/36	4,500,000	4,693,365
5.25%, 11/15/17	825,000	967,313
Houston, Texas Utility System Revenue, Series A (NPFGC Insured)
5.13%, 05/15/28	1,000,000	1,044,240
Houston, Texas Utility System Revenue, Series A (NPFGC Insured-FGIC)
5.25%, 05/15/23	275,000	297,055
Klein Independent School District, General Obligations Unlimited, Series A (PSF-GTD Insured)
5.00%, 08/01/38	840,000	888,426
Lower Colorado River Authority Revenue
5.00%, 05/15/13	595,000	658,344
5.00%, 05/15/40	1,500,000	1,535,445
North East Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.25%, 02/01/27	1,000,000	1,192,930

North Texas Municipal Water District Water System Revenue
5.00%, 09/01/38	1,700,000	1,778,268
North Texas Municipal Water District Water System Revenue (NPFGC Insured)
5.00%, 09/01/31	1,500,000	1,566,180
North Texas Tollway Authority Revenue, Series A (NPFGC Insured)
5.13%, 01/01/28	12,390,000	12,754,266
North Texas Tollway Authority Revenue, Series C
5.25%, 01/01/44	3,370,000	3,372,123
North Texas Tollway Authority Revenue, Series F
5.75%, 01/01/38	3,600,000	3,761,712
Plano Independent School District, General Obligations Unlimited, Series A
5.25%, 02/15/34	1,700,000	1,828,061
San Antonio, Texas Electric & Gas Revenue
5.00%, 02/01/32	5,295,000	5,583,154
5.38%, 02/01/14	1,000,000	1,143,160
5.38%, 02/01/16	2,000,000	2,140,140
San Antonio, Texas Electric & Gas Revenue Prerefunded 02/01/17
5.00%, 02/01/32	40,000	42,177
San Antonio, Texas Electric & Gas Revenue, Series A
5.00%, 02/01/24	3,150,000	3,365,712
San Antonio, Texas Water Revenue (NPFGC Insured)
4.50%, 05/15/37	900,000	891,657
Texas State Economic Development Bank, General Obligations Unlimited
5.00%, 04/01/27	1,300,000	1,418,677
5.00%, 04/01/28	1,000,000	1,066,060
5.00%, 04/01/30	2,850,000	3,015,272
Texas State Transportation Commission Revenue
5.00%, 04/01/11	2,625,000	2,727,926
5.00%, 04/01/24	2,000,000	2,196,980
5.00%, 04/01/25	500,000	540,390
5.00%, 04/01/26	1,000,000	1,086,080
5.00%, 04/01/27	4,650,000	5,026,790
Texas State Turnpike Authority System Revenue, Series A (AMBAC Insured)
5.00%, 08/15/42	990,000	945,747
Texas State, General Obligations Unlimited
4.50%, 04/01/33	5,000,000	5,011,400
5.00%, 04/01/26	1,050,000	1,151,861
Texas State, General Obligations Unlimited, Series A
4.75%, 04/01/35	5,600,000	5,657,568
5.00%, 04/01/26	2,850,000	3,029,607
5.00%, 04/01/33	5,000,000	5,275,000

		119,476,252
UTAH—0.68%
Intermountain Power Agency, Utah Power Supply Revenue, Series A
5.00%, 07/01/12	1,000,000	1,081,610
5.25%, 07/01/20	1,000,000	1,080,480
Utah State, General Obligations Unlimited, Series A
5.00%, 07/01/13	1,500,000	1,688,565
5.00%, 07/01/17	785,000	925,758

Utah State, General Obligations Unlimited, Series B
5.38%, 07/01/10	5,520,000	5,545,944
Utah Transit Authority Sales Tax Revenue, Series A
5.00%, 06/15/28	1,000,000	1,085,400
Utah Transit Authority Sales Tax Revenue, Series A (AGM Insured)
5.00%, 06/15/32	1,500,000	1,598,055

		13,005,812
VIRGINIA—0.26%
Fairfax County, Virginia, General Obligations Unlimited, Series A
5.00%, 10/01/13	1,500,000	1,700,130
Hampton Roads Sanitation District Wastewater Revenue
5.00%, 04/01/38	1,000,000	1,064,610

Virginia Commonwealth Transportation Board Revenue
5.00%, 10/01/13	1,900,000	2,150,135

		4,914,875
WASHINGTON—1.78%
Central Puget Sound Washington Regional Transportation Authority Sales & Use Tax Revenue, Series A
5.00%, 11/01/36	3,150,000	3,298,995
Central Puget Sound Washington Regional Transportation Authority Sales & Use Tax Revenue, Series A (AGM Insured)
5.00%, 11/01/32	1,400,000	1,479,912
Energy Northwest Washington Electric Revenue, Series A (AGM Insured)
5.50%, 07/01/13	3,000,000	3,297,810
King County, Washington Sewer Revenue
5.00%, 01/01/38	6,350,000	6,626,733
NJB Properties King County Washington Project Lease Revenue, Series A (GTD Insured)
5.00%, 12/01/36	1,000,000	1,023,400
Washington State, General Obligations Unlimited, Series A
5.00%, 07/01/25	1,330,000	1,460,633
5.00%, 07/01/27	4,750,000	5,150,568
5.00%, 07/01/31	3,400,000	3,618,416
Washington State, General Obligations Unlimited, Series C
5.00%, 01/01/27	1,000,000	1,081,890
5.00%, 01/01/28	1,000,000	1,076,410
Washington State, General Obligations Unlimited, Series E
5.00%, 02/01/31	1,500,000	1,602,150
Washington State, General Obligations Unlimited, Series E (AMBAC Insured)
5.00%, 01/01/31	1,500,000	1,571,370
Washington State, General Obligations Unlimited, Series R-A (AMBAC Insured)
5.00%, 01/01/21	2,685,000	2,948,962

		34,237,249
WISCONSIN—0.82%
Wisconsin State General Fund Annual Appropriation Revenue, Series A
5.75%, 05/01/33	2,000,000	2,183,560
6.00%, 05/01/36	1,250,000	1,388,463
Wisconsin State General Revenue, Series A
5.38%, 05/01/25	2,050,000	2,267,854
5.63%, 05/01/28	1,470,000	1,619,925
Wisconsin State Transportation Revenue, Series A (AGM Insured)
5.00%, 07/01/20	2,000,000	2,325,200
Wisconsin State, General Obligations Unlimited, Series 1
5.00%, 05/01/18	3,000,000	3,315,570
Wisconsin State, General Obligations Unlimited, Series 1 (NPFGC Insured)
5.50%, 05/01/14	2,300,000	2,653,556

		15,754,128

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $1,818,022,389)		1,894,708,609

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.35%

MONEY MARKET FUNDS—0.35%
Blackrock Liquidity Funds - MuniFund, Institutional Shares
0.16%(a)(b)	6,738,261	6,738,261

		6,738,261

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,738,261)		6,738,261

TOTAL INVESTMENTS IN SECURITIES—98.87%
(Cost: $1,824,760,650)		1,901,446,870
Other Assets, Less Liabilities—1.13%		21,706,405

NET ASSETS—100.00%		$1,923,153,275

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp. Financial Group Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CDC IXIS Financial Guaranty
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Co.
GTD	- Guaranteed Bond
IBC	- Insured Bond Certificates
NPFGC	- National Public Finance Guarantee Corp.
PSF	- Permanent School Fund
Q-SBLF	- Qualified Student Bond Loan Fund
XLCA	- XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

May 31, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES—97.75%

NEW YORK—97.75%
Hudson Yards Infrastructure Corp. Revenue, Series A (FGIC Insured)
5.00%, 02/15/17	$450,000	$436,864
Hudson Yards Infrastructure Corp. Revenue, Series A (NPFGC Insured)
4.50%, 02/15/17	675,000	621,864
Long Island Power Authority Electric System Revenue, Series A (AMBAC Insured)
5.50%, 12/01/11	300,000	320,925
Long Island Power Authority Electric System Revenue, Series D (NPFGC Insured)
5.00%, 09/01/12	125,000	135,880
Long Island Power Authority Revenue, Series A (BHAC Insured)
5.50%, 05/01/33	625,000	689,337
Long Island Power Authority Revenue, Series A Prerefunded 09/01/11
5.38%, 09/01/25	1,500,000	1,593,015
Long Island Power Authority Revenue, Series B
5.00%, 12/01/35	225,000	230,269
Long Island Power Authority Revenue, Series C
5.00%, 09/01/35	725,000	742,545
Long Island Power Authority Revenue, Series E (NPFGC Insured-FGIC)
5.00%, 12/01/21	400,000	430,840
Long Island Power Authority Revenue, Series L Prerefunded 05/01/11
5.38%, 05/01/33	1,000,000	1,046,780
Metropolitan Transportation Authority Revenue Mandatory Tender 11/15/13
5.00%, 11/15/27	1,300,000	1,432,405
Metropolitan Transportation Authority Revenue, Series A
5.00%, 11/15/31	600,000	618,348
5.13%, 01/01/24	250,000	256,390
5.50%, 11/15/39	700,000	753,914
Metropolitan Transportation Authority Revenue, Series A (AGM Insured)
5.00%, 11/15/12	500,000	514,250
Metropolitan Transportation Authority Revenue, Series A (FGIC Insured) Prerefunded 10/01/15
4.75%, 04/01/28	430,000	498,714
Metropolitan Transportation Authority Revenue, Series A (FGIC Insured) Prerefunded 11/15/11
5.00%, 11/15/31	650,000	692,555
Metropolitan Transportation Authority Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 11/15/12	500,000	514,095

Metropolitan Transportation Authority Revenue, Series B
5.00%, 11/15/34	900,000	947,115
Metropolitan Transportation Authority Revenue, Series B (AMBAC Insured)
5.00%, 11/15/30	1,600,000	1,643,808
Metropolitan Transportation Authority Revenue, Series B (NPFGC Insured)
5.00%, 01/15/28	232,500	237,757
Nassau County Sewer & Storm Water Finance Authority System Revenue, Series A (BHAC Insured)
5.38%, 11/01/28	235,000	263,442
New York City Industrial Development Agency Revenue (Yankee Stadium) (FGIC Insured)
4.50%, 03/01/39	360,000	316,598
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A
5.00%, 06/15/38	100,000	104,153
5.00%, 06/15/39	2,500,000	2,570,875
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA
5.00%, 06/15/37	100,000	104,153
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series B Prerefunded 06/15/10
6.50%, 06/15/31	275,000	278,553
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C
4.75%, 06/15/33	250,000	254,995
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C (NPFGC Insured)
5.00%, 06/15/25	600,000	640,728
5.00%, 06/15/27	455,000	481,995
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D
5.00%, 06/15/37	250,000	258,660
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series DD
4.75%, 06/15/36	980,000	994,631
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series GG-1
5.00%, 06/15/39	700,000	740,152
5.25%, 06/15/32	750,000	818,182
New York City Transitional Finance Authority Building Aid Revenue, Series S-1
4.75%, 01/15/38	250,000	252,537
New York City Transitional Finance Authority Revenue, Series B
5.00%, 11/01/15	500,000	579,505
5.00%, 11/01/21	250,000	278,125
New York City Transitional Finance Authority Revenue, Series S-1
5.00%, 01/15/26	470,000	499,671
New York City Transitional Finance Authority Revenue, Subseries A-1
5.00%, 08/01/20	1,000,000	1,116,540
5.00%, 08/01/21	725,000	805,678

New York City Transitional Finance Authority Revenue, Subseries D-2
5.00%, 11/01/12	375,000	412,777
New York City, General Obligations Unlimited, Series A
5.00%, 08/01/25	400,000	427,260
New York City, General Obligations Unlimited, Series A (AGM Insured)
5.00%, 08/01/20	250,000	273,782
New York City, General Obligations Unlimited, Series A-1
5.00%, 08/01/17	1,000,000	1,141,230
New York City, General Obligations Unlimited, Series C
5.00%, 01/01/17	375,000	425,299
5.50%, 08/01/12	125,000	137,355
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/11	375,000	394,837
5.00%, 08/01/14	500,000	567,470
New York City, General Obligations Unlimited, Series H-1
5.00%, 03/01/23	490,000	537,256
New York City, General Obligations Unlimited, Series J
5.00%, 05/15/23	250,000	267,250
New York City, General Obligations Unlimited, Series J Prerefunded 06/01/13
5.25%, 06/01/28	1,660,000	1,872,414
New York City, General Obligations Unlimited, Series J-1
5.00%, 05/15/33	400,000	423,384
5.00%, 05/15/36	905,000	951,698
New York City, General Obligations Unlimited, Series M (FGIC Insured)
5.00%, 04/01/25	200,000	212,966
New York City, General Obligations Unlimited, Subseries B-1
5.00%, 09/01/14	500,000	568,065
New York City, General Obligations Unlimited, Subseries C-1 (AGM Insured)
5.00%, 10/01/24	250,000	271,217
New York Convention Center Development Corp. Revenue (AMBAC Insured)
5.00%, 11/15/30	375,000	380,179
5.00%, 11/15/35	500,000	502,125
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue
5.00%, 07/01/22	1,000,000	1,084,700
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue, Series E
6.13%, 01/01/31	250,000	284,012
New York State Dormitory Authority (Long Island Jewish Medical Center), Non-State Supported Debt Revenue, Series A
5.50%, 05/01/37	350,000	359,923
5.75%, 05/01/37	250,000	261,525
New York State Dormitory Authority (Yeshiva University), Non-State Supported Debt Revenue
5.00%, 09/01/38	380,000	394,524

New York State Dormitory Authority Revenue (AMBAC Insured)
5.13%, 07/01/34	300,000	305,352
New York State Dormitory Authority Revenue (NPFGC Insured)
5.50%, 07/01/23	200,000	228,150
New York State Dormitory Authority Revenue (NPFGC Insured) Prerefunded 08/15/11
5.25%, 08/15/31	550,000	581,339
New York State Dormitory Authority Revenue, Series A
5.25%, 05/15/15	450,000	499,545
New York State Dormitory Authority Revenue, Series A (AGM/FHA Insured)
5.25%, 08/15/15	1,630,000	1,782,943
New York State Dormitory Authority Revenue, Series D (NPFGC Insured)
5.25%, 10/01/23	1,200,000	1,273,860
5.50%, 10/01/17	225,000	243,218
New York State Dormitory Authority State Personal Income Tax Revenue, Series A
5.00%, 03/15/28	500,000	540,835
New York State Dormitory Authority State Personal Income Tax Revenue, Series B
5.00%, 03/15/28	200,000	218,106
New York State Dormitory Authority State Personal Income Tax Revenue, Series C
5.00%, 03/15/18	525,000	577,553
New York State Dormitory Authority State Personal Income Tax Revenue, Series F
5.00%, 03/15/30	250,000	261,355
New York State Dormitory Authority, State Supported Debt Revenue
5.00%, 07/01/15	500,000	563,250
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series A
4.75%, 06/15/31	1,000,000	1,032,860
5.13%, 06/15/38	250,000	267,445
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series B
4.50%, 06/15/36	650,000	650,377
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series E
5.00%, 06/15/30	750,000	794,055
New York State Local Government Assistance Corp. Revenue, Series C
5.50%, 04/01/17	300,000	355,305
New York State Power Authority Revenue, Series A (NPFGC Insured)
4.50%, 11/15/17	575,000	571,999
New York State Power Authority Revenue, Series A Prerefunded 11/15/12
5.00%, 11/15/19	125,000	137,994
5.25%, 11/15/16	250,000	277,510
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B
5.00%, 04/01/17	300,000	339,744
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (AGM Insured)
5.00%, 04/01/12	225,000	242,930
5.00%, 04/01/15	500,000	575,865

New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (AMBAC Insured)
4.13%, 10/01/15	500,000	528,060
5.50%, 04/01/20	250,000	297,740
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 04/01/13	415,000	460,770
New York State Thruway Authority, Personal Income Tax Revenue, Series A
5.00%, 03/15/26	300,000	329,427
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue, Series A
5.00%, 04/01/27	750,000	806,813
New York State Urban Development Corp. Revenue, Series B
5.00%, 01/01/21	750,000	823,118
5.00%, 03/15/32	250,000	263,215
New York State Urban Development Corp. Revenue, Series C
5.00%, 12/15/17	250,000	291,358
New York State Urban Development Corp. Revenue, Series D
5.25%, 01/01/20	250,000	282,610
5.63%, 01/01/28	400,000	438,020
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A Mandatory Tender 01/01/11
5.50%, 01/01/17	500,000	514,205
New York State Urban Development Corp., Correctional Facilities Revenue, Series D (AGM Insured) Prerefunded 01/01/11
5.25%, 01/01/30	1,500,000	1,543,860
Port Authority of New York & New Jersey Revenue
4.50%, 09/15/39	475,000	478,563
5.00%, 10/01/27	700,000	754,271
5.00%, 12/01/29	925,000	982,850
5.00%, 07/15/35	125,000	132,440
5.00%, 09/01/38	900,000	928,125
Sales Tax Asset Receivable Corp. Revenue, Series A (AMBAC Insured)
5.00%, 10/15/29	250,000	268,733
5.00%, 10/15/32	700,000	733,817
Sales Tax Asset Receivable Corp. Revenue, Series A (NPFGC Insured)
5.00%, 10/15/17	825,000	929,404
5.00%, 10/15/20	142,500	158,732
5.25%, 10/15/18	500,000	568,045
Triborough Bridge & Tunnel Authority Revenue
5.00%, 11/15/37	775,000	812,309
Triborough Bridge & Tunnel Authority Revenue, Series A
5.00%, 01/01/27	500,000	514,630
5.00%, 11/15/32	600,000	632,046
Triborough Bridge & Tunnel Authority Revenue, Series A Prerefunded 01/01/12
5.13%, 01/01/31	415,000	444,839
Triborough Bridge & Tunnel Authority Revenue, Series A Prerefunded 01/01/22
5.25%, 01/01/28	65,000	79,228

Triborough Bridge & Tunnel Authority Revenue, Series C
5.00%, 11/15/38	300,000	315,198
Triborough Bridge & Tunnel Authority Revenue, Subseries D
5.00%, 11/15/23	500,000	548,495
5.00%, 11/15/31	650,000	691,951

		66,742,553

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $63,833,749)		66,742,553

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.08%

MONEY MARKET FUNDS—1.08%
BlackRock Liquidity Funds - New York Money Fund, Institutional Shares
0.16%(a)(b)	735,353	735,353

		735,353

TOTAL SHORT-TERM INVESTMENTS
(Cost: $735,353)		735,353

TOTAL INVESTMENTS IN SECURITIES—98.83%
(Cost: $64,569,102)		67,477,906
Other Assets, Less Liabilities—1.17%		801,508

NET ASSETS—100.00%		$68,279,414

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp. Financial Group Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
FHA	- Federal Housing Administration
NPFGC	- National Public Finance Guarantee Corp.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES—97.99%

ALABAMA—0.50%
Alabama State Public School & College Authority Revenue
5.00%, 12/01/11	$250,000	$266,180
Alabama State Public School & College Authority Revenue, Series A
5.00%, 05/01/14	500,000	563,075
Birmingham Waterworks & Sewer Board Water & Sewer Revenue, Series B (NPFGC Insured) Prerefunded 01/01/13
5.00%, 01/01/43	900,000	992,844

		1,822,099
ARIZONA—1.61%
Arizona School Facilities Board Certificates of Participation, Series A (NPFGC Insured)
5.00%, 09/01/13	1,435,000	1,584,254
Arizona School Facilities Board Certificates of Participation, Series A (NPFGC Insured) Prerefunded 03/01/13
5.25%, 09/01/17	675,000	753,374
Arizona School Facility Board Revenue, Prerefunded 07/01/11
5.50%, 07/01/17	500,000	527,690
Arizona State Transportation Board Highway Revenue, Subseries A
5.00%, 07/01/11	350,000	367,598
Phoenix Civic Improvement Corp. Transportation Excise Tax Revenue (AMBAC Insured)
5.25%, 07/01/12	580,000	629,062
Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series B
4.00%, 01/01/15	820,000	903,722
Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series C
5.00%, 01/01/12	1,000,000	1,070,250

		5,835,950
CALIFORNIA—20.11%
California State Department of Water Resources Supply Revenue, Series A (AGM Insured)
5.25%, 05/01/11	225,000	235,093
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured) Prerefunded 05/01/12
5.38%, 05/01/18	1,980,000	2,179,960
5.50%, 05/01/16	2,400,000	2,648,112

California State Department of Water Resources Supply Revenue, Series A (NPFGC Insured)
5.25%, 05/01/12	1,580,000	1,712,041
California State Department of Water Resources Supply Revenue, Series A (XLCA Insured) Prerefunded 05/01/12
5.38%, 05/01/17	500,000	550,495
California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12
5.25%, 05/01/20	550,000	604,230
5.38%, 05/01/22	1,160,000	1,277,148
5.75%, 05/01/17	1,600,000	1,773,056
California State Department of Water Resources Supply Revenue, Series L
5.00%, 05/01/15	1,500,000	1,698,075
California State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 07/01/10	235,000	235,963
5.00%, 07/01/11	2,010,000	2,107,204
5.25%, 07/01/12	825,000	898,829
5.25%, 07/01/13	715,000	797,768
5.25%, 07/01/14	195,000	221,255
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/10	90,000	90,369
5.00%, 07/01/11	25,000	26,209
5.00%, 07/01/12	550,000	596,376
5.25%, 07/01/13	130,000	145,049
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.25%, 07/01/14	1,500,000	1,701,960
California State Economic Recovery, General Obligations Unlimited, Series A ETM
5.25%, 07/01/14	1,210,000	1,404,036
California State Economic Recovery, General Obligations Unlimited, Series A ETM (NPFGC Insured)
5.00%, 07/01/10	410,000	411,742
5.00%, 07/01/11	725,000	761,373
5.00%, 07/01/12	485,000	529,077
5.25%, 07/01/13	125,000	141,541
California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 07/01/14
3.50%, 07/01/23	600,000	628,434
5.00%, 07/01/23	500,000	553,450
California State Economic Recovery, General Obligations Unlimited, Series B Prerefunded 03/01/11
5.00%, 07/01/23	1,000,000	1,035,550
California State Economic Recovery, General Obligations Unlimited, Series B Prerefunded 07/01/11
5.00%, 07/01/23	475,000	498,992
California State, General Obligations Unlimited
4.00%, 08/01/14	1,000,000	1,076,710
5.00%, 04/01/11	2,565,000	2,658,366
5.00%, 03/01/12	1,000,000	1,068,200
5.00%, 05/01/12	500,000	536,580
5.00%, 02/01/13	250,000	272,742

5.00%, 03/01/13	750,000	819,630
5.00%, 03/01/14	5,090,000	5,648,627
5.00%, 05/01/14	500,000	556,285
5.13%, 11/01/11	2,515,000	2,666,177
5.25%, 02/01/14	100,000	110,161
5.75%, 10/01/10	1,500,000	1,526,205
California State, General Obligations Unlimited (NPFGC Insured)
5.50%, 03/01/13	200,000	205,916
6.00%, 10/01/10	125,000	127,281
California State, General Obligations Unlimited (NPFGC Insured-FGIC)
5.00%, 03/01/14	500,000	554,875
California State, General Obligations Unlimited (XLCA Insured) Prerefunded 10/01/10
5.25%, 10/01/23	325,000	330,340
California State, General Obligations Unlimited Prerefunded 02/01/14
5.00%, 02/01/33	1,005,000	1,142,072
California State, General Obligations Unlimited, Prerefunded 02/01/14
5.00%, 02/01/29	600,000	681,834
California State, General Obligations Unlimited, Prerefunded 04/01/14
5.50%, 04/01/28	500,000	580,375
California State, General Obligations Unlimited, Prerefunded 06/01/11
5.13%, 06/01/31	375,000	392,539
California Statewide Communities Development Authority Revenue
5.00%, 06/15/13	4,515,000	4,910,649
Desert Sands Unified School District, Election 2001, General Obligations Unlimited (AGM Insured) Prerefunded 06/01/14
5.00%, 06/01/29	400,000	457,876
East Bay California Municipal Utility District Water System Revenue (NPFGC Insured) Prerefunded 06/01/11
5.00%, 06/01/26	950,000	992,845
Los Angeles County Metropolitan Transportation Authority Revenue (NPFGC Insured-FGIC)
5.00%, 10/01/11	1,150,000	1,167,721
Los Angeles Department of Water & Power Revenue, Subseries A-1 (NPFGC Insured)
5.00%, 07/01/13	2,250,000	2,521,102
Los Angeles Unified School District, General Obligations Unlimited, Series A (AGM Insured) Prerefunded 07/01/13
5.00%, 07/01/22	500,000	561,875
5.00%, 07/01/23	2,500,000	2,809,375
5.00%, 07/01/24	285,000	320,269
Los Angeles Unified School District, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/13	625,000	695,050
Los Angeles Unified School District, General Obligations Unlimited, Series E (NPFGC Insured) Prerefunded 07/01/12
5.13%, 07/01/22	530,000	579,189
Los Angeles Unified School District, General Obligations Unlimited, Series F (FGIC Insured) Prerefunded 07/01/13
5.00%, 07/01/25	725,000	814,719

5.00%, 01/01/28	500,000	561,875
Los Angeles Unified School District, General Obligations Unlimited, Series KY
5.00%, 07/01/14	450,000	505,791
Orange County Public Financing Authority Lease Revenue (NPFGC Insured)
5.00%, 07/01/11	1,220,000	1,273,863
San Diego Public Facilities Financing Authority Revenue, Series B
5.00%, 05/15/15	375,000	425,666
Southern California Public Power Authority Revenue
6.75%, 07/01/10	2,955,000	2,971,843
Southern California Public Power Authority Revenue, Series A (AMBAC Insured) Prerefunded 07/01/13
5.00%, 07/01/33	605,000	680,462
University of California Revenue, Series A (AMBAC Insured)
5.00%, 05/15/11	295,000	308,166
5.00%, 05/15/13	125,000	139,472
University of California Revenue, Series O (FGIC Insured) Prerefunded 09/01/10
5.13%, 09/01/31	2,535,000	2,591,683
Vernon, California Electric System Revenue, Series A
3.75%, 08/01/13	355,000	371,397
5.25%, 08/01/14	900,000	994,536

		73,073,726
COLORADO—2.45%
Colorado Department of Transportation Revenue (AMBAC Insured) Prerefunded 06/15/10
6.00%, 06/15/13	1,100,000	1,108,404
6.00%, 06/15/15	500,000	503,820
Colorado Department of Transportation Revenue, Series B (NPFGC Insured)
5.00%, 06/15/11	1,550,000	1,624,229
5.50%, 06/15/13	1,455,000	1,650,028
E-470 Colorado Public Highway Authority Revenue, Series A (NPFGC Insured) Prerefunded 09/01/10
5.75%, 09/01/29	500,000	516,900
5.75%, 09/01/35	1,300,000	1,343,940
Jefferson County School District (No. R-001), General Obligations Unlimited (NPFGC-State Aid Withholding Insured)
6.50%, 12/15/10	2,100,000	2,170,581

		8,917,902
CONNECTICUT—1.94%
Connecticut State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 01/01/14	3,715,000	4,195,758
Connecticut State Economic Recovery, General Obligations Unlimited, Series D
5.00%, 01/01/14	1,000,000	1,129,410
Connecticut State, General Obligations Unlimited
5.00%, 03/15/11	1,000,000	1,036,880
Connecticut State, General Obligations Unlimited, Series C
5.50%, 12/15/12	175,000	195,792

Connecticut State, General Obligations Unlimited, Series D Prerefunded 11/15/11
5.13%, 11/15/18	450,000	479,938

		7,037,778
DISTRICT OF COLUMBIA—0.31%
District of Columbia Income Tax Revenue, Series C
5.00%, 12/01/13	1,000,000	1,132,560

		1,132,560
FLORIDA—2.28%
Citizens Property Insurance Corp. Revenue
5.00%, 06/01/14	1,500,000	1,586,745
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/13	1,485,000	1,583,114
Florida State Board of Education Revenue, General Obligations Unlimited, Series A
5.75%, 06/01/10	500,000	500,230
Florida State Department of Environmental Protection & Preservation Revenue, Series A (NPFGC Insured-FGIC)
5.75%, 07/01/10	400,000	401,948
Florida State Department of Environmental Protection & Preservation Revenue, Series B (NPFGC Insured)
5.00%, 07/01/10	500,000	502,105
Florida State Turnpike Authority (AGM Insured)
5.25%, 07/01/11	215,000	225,885
Jacksonville Electric Authority Revenue
5.25%, 10/01/10	1,360,000	1,382,413
5.25%, 10/01/11	1,350,000	1,431,783
Orlando, Florida Utilities Commission Water & Electric Revenue
6.00%, 10/01/10	650,000	662,285

		8,276,508
GEORGIA—3.44%
Augusta, Georgia Water & Sewer Revenue (AGM Insured) Prerefunded 10/01/10
5.25%, 10/01/30	800,000	821,504
Georgia State Finance & Investment Commission, General Obligations Unlimited, Series B Prerefunded 05/01/12
5.00%, 05/01/20	400,000	433,576
Georgia State Finance & Investment Commission, General Obligations Unlimited, Series C
5.50%, 07/01/12	500,000	551,290
Georgia State Road & Tollway Authority Revenue (NPFGC Insured)
5.00%, 06/01/12	1,000,000	1,086,550
Georgia State, General Obligations Unlimited, Series B Prerefunded 05/01/12
5.00%, 05/01/19	1,020,000	1,105,619
Georgia State, General Obligations Unlimited, Series C
5.50%, 07/01/14	500,000	583,845
Henry County School District, General Obligations Unlimited, Series A (State Aid Withholding Insured)
5.00%, 04/01/12	2,775,000	2,999,081

Richmond County Board of Education, General Obligations Unlimited (State Aid Withholding Insured)
5.00%, 10/01/11	4,625,000	4,903,564

		12,485,029
HAWAII—1.41%
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/10	1,750,000	1,757,595
5.00%, 07/01/12	1,450,000	1,581,138
5.00%, 07/01/13	1,135,000	1,273,232
Honolulu City & County Wastewater System Revenue, Series SR (AMBAC Insured) Prerefunded 07/01/11
5.13%, 07/01/31	500,000	525,650

		5,137,615
ILLINOIS—3.69%
Chicago, Illinois Board of Education, General Obligations Unlimited, Series C (AGM Insured) Prerefunded 12/01/11
5.00%, 12/01/31	550,000	586,481
Chicago, Illinois General Obligations Unlimited, Series A (AGM Insured) Prerefunded 01/01/14
5.00%, 01/01/34	1,200,000	1,357,560
Chicago, Illinois General Obligations Unlimited, Series A (FGIC Insured) Prerefunded 07/01/10
6.75%, 01/01/35	500,000	507,890
Chicago, Illinois General Obligations Unlimited, Series A (NPFGC Insured) Prerefunded 01/01/11
5.00%, 01/01/31	1,820,000	1,888,141
Chicago, Illinois General Obligations Unlimited, Series C (FGIC Insured) Prerefunded 07/01/10
5.50%, 01/01/40	1,000,000	1,014,730
Chicago, Illinois Metropolitan Water Reclamation District, General Obligations Unlimited
5.50%, 12/01/10	250,000	256,612
Chicago, Illinois O'Hare International Airport Revenue, Series B (NPFGC Insured-FGIC)
5.25%, 01/01/14	500,000	552,560
5.25%, 01/01/15	750,000	835,477
Chicago, Illinois Waterworks Revenue (AMBAC Insured) Prerefunded 11/01/11
5.00%, 11/01/31	550,000	584,309
Cook County, Illinois, General Obligations Unlimited, Series C
5.00%, 11/15/12	250,000	273,877
Illinois State Toll Highway Authority Revenue, Series A (AGM Insured)
5.50%, 01/01/14	1,000,000	1,137,460
Illinois State, General Obligations Unlimited, Series 1 (AGM Insured)
5.38%, 10/01/10	2,500,000	2,539,500
Illinois State, General Obligations Unlimited, Series 1 (NPFGC Insured)
5.50%, 08/01/13	500,000	553,005
Illinois State, General Obligations Unlimited, Series B
5.00%, 03/01/13	550,000	595,485

Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue (NPFGC Insured)
5.25%, 06/15/11	695,000	726,032

		13,409,119
INDIANA—0.61%
Indiana Transportation Finance Authority Highway Revenue, Series A (AGM Insured) Prerefunded 06/01/13
5.00%, 06/01/28	500,000	558,540
Indianapolis Local Public Improvement Bond Bank Revenue, Series A (NPFGC Insured) Prerefunded 07/01/12
5.25%, 07/01/33	1,500,000	1,641,465

		2,200,005
KANSAS—0.13%
Kansas State Department of Transportation Highway Revenue, Series A
5.00%, 09/01/12	430,000	472,157

		472,157
KENTUCKY—0.69%
Kentucky State Property & Buildings Commission Revenue (No. 82) (AGM Insured)
5.25%, 10/01/13	2,000,000	2,256,440
Kentucky State Turnpike Authority Revenue, Series A (AMBAC Insured)
5.50%, 07/01/10	250,000	251,190

		2,507,630
LOUISIANA—0.08%
Louisiana Public Facilities Authority Revenue (Tulane University), Series A (AMBAC Insured) Prerefunded 07/01/12
5.13%, 07/01/27	265,000	288,784

		288,784
MARYLAND—1.87%
Maryland State Department of Transportation Consolidated Revenue
5.00%, 05/01/12	400,000	433,876
5.00%, 05/01/14	900,000	1,027,161
Maryland State Transportation Authority Grant & Revenue Anticipation Note
5.00%, 03/01/13	325,000	361,377
5.00%, 03/01/14	225,000	255,764
Maryland State, General Obligations Unlimited
5.25%, 03/01/12	1,000,000	1,083,300
Maryland State, General Obligations Unlimited, Series 2
5.00%, 07/15/13	500,000	563,185
5.00%, 08/01/13	600,000	676,722
5.00%, 08/01/14	585,000	673,341
5.00%, 08/01/15	825,000	927,943
Maryland State, General Obligations Unlimited, Series A
5.00%, 08/01/11	500,000	527,090
5.00%, 08/01/12	230,000	252,043

		6,781,802
MASSACHUSETTS—7.34%
Massachusetts Bay Transportation Authority Revenue, Series A Prerefunded 07/01/14
5.00%, 07/01/34	2,000,000	2,296,500

Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A
5.25%, 07/01/12	900,000	986,265
Massachusetts State Federal Highway Grant Anticipation Revenue, Series A
5.75%, 06/15/10	740,000	741,887
Massachusetts State Special Obligation Revenue (AGM Insured)
5.00%, 12/15/13	350,000	391,107
Massachusetts State Special Obligations Revenue (AGM Insured)
5.00%, 12/15/11	530,000	562,256
Massachusetts State Special Obligations Revenue, Series A (FGIC Insured) Prerefunded 06/01/12
5.38%, 06/01/20	500,000	545,590
Massachusetts State Water Resources Authority Revenue, Series A (FGIC Insured) Prerefunded 08/01/10
5.75%, 08/01/39	1,500,000	1,529,115
Massachusetts State Water Resources Authority Revenue, Series D (NPFGC Insured)
5.50%, 08/01/11	1,000,000	1,059,140
Massachusetts State Water Resources Authority Revenue, Series D ETM (NPFGC Insured)
5.50%, 08/01/10	500,000	504,490
Massachusetts State, General Obligations Limited
5.00%, 07/01/12	1,270,000	1,382,916
Massachusetts State, General Obligations Limited, Series C
5.00%, 05/01/12	2,000,000	2,164,940
5.00%, 09/01/12	4,705,000	5,152,210
Massachusetts State, General Obligations Limited, Series C (AGM Insured)
5.50%, 11/01/10	1,100,000	1,124,387
5.50%, 11/01/11	1,650,000	1,765,351
5.50%, 11/01/12	1,750,000	1,946,945
Massachusetts State, General Obligations Limited, Series C (NPFGC Insured-FGIC)
5.50%, 11/01/13	2,500,000	2,865,075
Massachusetts State, General Obligations Unlimited, Series A
5.00%, 08/01/12	200,000	218,398
5.25%, 08/01/13	800,000	903,968
6.00%, 11/01/11	200,000	215,280
Massachusetts State, General Obligations Unlimited, Series B Prerefunded 06/01/10
5.75%, 06/01/20	330,000	330,148

		26,685,968
MICHIGAN—0.79%
Detroit, Michigan Water Supply System Revenue, Series A (FGIC Insured) Prerefunded 07/01/11
5.25%, 07/01/33	110,000	115,235
Michigan State Building Authority Revenue, Series I (AGM Insured)
5.25%, 10/15/12	815,000	879,344
Michigan State Trunk Line Revenue, Series A (AGM Insured) Prerefunded 11/01/11
5.25%, 11/01/30	1,750,000	1,866,987

		2,861,566

MINNESOTA—1.51%
Minnesota State, General Obligations Unlimited
5.00%, 10/01/10	2,400,000	2,438,640
5.00%, 10/01/12	1,350,000	1,487,241
Minnesota State, General Obligations Unlimited, Series F
4.00%, 08/01/13	300,000	328,695
Minnesota State, General Obligations Unlimited, Series H
5.00%, 11/01/14	400,000	462,056
Southern Minnesota Municipal Power Agency, Power Supply System Revenue, Series A (AMBAC Insured)
5.25%, 01/01/14	700,000	784,399

		5,501,031
MISSOURI—0.21%
Missouri State Highways & Transit Commission State Road Revenue
5.00%, 02/01/14	660,000	748,440

		748,440
NEVADA—0.90%
Clark County, Nevada Airport Revenue, Series B (FGIC Insured) Prerefunded 07/01/11
5.25%, 07/01/34	500,000	526,160
Clark County, Nevada School District, General Obligations Limited, Series B
4.00%, 06/15/11	1,000,000	1,033,650
Clark County, Nevada School District, General Obligations Limited, Series C (NPFGC Insured) Prerefunded 06/15/12
5.00%, 06/15/22	500,000	542,170
5.38%, 06/15/14	400,000	436,776
Truckee Meadows Water Authority Water Revenue, Series A (AGM Insured) Prerefunded 07/01/11
5.13%, 07/01/30	710,000	746,423

		3,285,179
NEW JERSEY—6.95%
New Jersey Building Authority Revenue, Series B
5.00%, 06/15/13	425,000	470,700
New Jersey Economic Development Authority Revenue (Cigarette Tax) (FGIC Insured)
5.00%, 06/15/13	300,000	311,661
New Jersey Economic Development Authority Revenue, Series A
5.00%, 05/01/12	500,000	536,610
5.00%, 05/01/13	650,000	715,331
New Jersey Economic Development Authority Revenue, Series A Prerefunded 06/15/11
5.25%, 06/15/19	1,000,000	1,050,670
New Jersey Economic Development Authority Revenue, Series F (FGIC Insured) Prerefunded 06/15/13
5.00%, 06/15/24	2,750,000	3,083,987
New Jersey Economic Development Authority Revenue, Series F Prerefunded 06/15/13
5.00%, 06/15/28	935,000	1,048,556
New Jersey State Transit Corp. Certificates of Participation, Series A (AMBAC Insured)
5.25%, 09/15/14	1,270,000	1,419,441
5.50%, 09/15/13	400,000	445,840

New Jersey State Transit Corp. Certificates of Participation, Series B (AMBAC Insured)
5.50%, 09/15/12	1,150,000	1,255,892
New Jersey State Transit Corp. Certificates of Participation, Series B (AMBAC Insured) Prerefunded 9/15/10
6.00%, 09/15/15	500,000	508,460
New Jersey State Turnpike Authority Revenue, Series A (NPFGC Insured)
6.00%, 01/01/14	1,225,000	1,428,730
New Jersey State Turnpike Authority Revenue, Series C ETM (NPFGC Insured)
6.50%, 01/01/13	650,000	741,949
New Jersey State, General Obligations Unlimited
5.00%, 08/01/13	1,400,000	1,568,252
New Jersey State, General Obligations Unlimited (FGIC Insured) Prerefunded 08/01/12
5.00%, 08/01/22	200,000	218,712
New Jersey State, General Obligations Unlimited, Series H
5.25%, 07/01/12	1,500,000	1,639,485
5.25%, 07/01/14	1,175,000	1,347,208
New Jersey State, General Obligations Unlimited, Series L (AMBAC Insured)
5.25%, 07/15/13	425,000	478,605
New Jersey Transportation Trust Fund Authority Revenue, Series A (AMBAC Insured)
5.50%, 12/15/13	425,000	483,510
5.50%, 12/15/14	1,000,000	1,144,330
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured) Prerefunded 12/15/11
5.00%, 12/15/21	500,000	534,030
6.00%, 12/15/18	500,000	541,720
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured-FGIC)
5.25%, 12/15/13	500,000	565,460
New Jersey Transportation Trust Fund Authority Revenue, Series C
5.00%, 06/15/10	600,000	601,314
New Jersey Transportation Trust Fund Authority Revenue, Series C (AGM Insured)
5.50%, 12/15/10	550,000	565,197
New Jersey Transportation Trust Fund Authority Revenue, Series C ETM
5.00%, 06/15/12	1,780,000	1,938,509
New Jersey Transportation Trust Fund Authority Revenue, Series C Prerefunded 06/15/13
5.50%, 06/15/21	500,000	568,215
5.50%, 06/15/22	50,000	56,822

		25,269,196
NEW MEXICO—0.45%
New Mexico Finance Authority State Transportation Revenue, Series A (NPFGC Insured)
5.25%, 06/15/15	100,000	116,568
New Mexico Finance Authority State Transportation Revenue, Series B (AMBAC Insured)
5.00%, 06/15/12	1,400,000	1,522,388

		1,638,956

NEW YORK—14.90%
Long Island Power Authority Electric System Revenue, Series 2010A
5.00%, 05/01/15	1,000,000	1,124,080
Long Island Power Authority Electric System Revenue, Series A (AGM Insured)
5.50%, 12/01/12	1,000,000	1,116,030
Long Island Power Authority Electric System Revenue, Series A (AMBAC Insured)
5.50%, 12/01/10	450,000	461,106
5.50%, 12/01/11	620,000	663,245
Long Island Power Authority Electric System Revenue, Series D (NPFGC Insured)
5.00%, 09/01/12	1,910,000	2,076,246
Long Island Power Authority Electric System Revenue, Series F (NPFGC Insured)
5.00%, 05/01/12	500,000	538,405
Metropolitan Transportation Authority Revenue Mandatory Tender 11/15/11
5.00%, 11/15/16	1,000,000	1,055,200
Metropolitan Transportation Authority Revenue Mandatory Tender 11/15/13
5.00%, 11/15/27	500,000	550,925
Metropolitan Transportation Authority Revenue, Series A (AGM Insured)
5.00%, 11/15/11	250,000	265,648
Metropolitan Transportation Authority Revenue, Series A (AMBAC Insured)
5.50%, 11/15/13	1,680,000	1,886,556
5.50%, 11/15/14	2,640,000	3,008,095
Metropolitan Transportation Authority Revenue, Series B (NPFGC Insured)
5.50%, 01/01/14	750,000	845,805
Metropolitan Transportation Authority Revenue, Series H
5.25%, 11/15/11	500,000	529,590
Nassau County Interim Finance Authority Revenue, Series B (NPFGC Insured)
5.00%, 11/15/10	575,000	587,926
New York City Municipal Water Finance Authority Water & Sewer System Revenue Prerefunded 06/15/10
5.50%, 06/15/33	1,600,000	1,619,920
New York City Transitional Finance Authority Revenue, Series A
5.25%, 11/01/10	1,000,000	1,021,050
New York City Transitional Finance Authority Revenue, Series A-1
5.00%, 11/01/13	580,000	656,032
New York City Transitional Finance Authority Revenue, Subseries A-1
5.00%, 08/01/10	550,000	554,527
New York City Transitional Finance Authority Revenue, Subseries D-1
5.00%, 11/01/10	550,000	561,017
New York City Transitional Finance Authority Revenue, Subseries D-2
5.00%, 11/01/11	650,000	690,924
5.00%, 11/01/12	1,225,000	1,348,407
New York City, General Obligations Unlimited, Series A-1
4.00%, 08/01/14	400,000	437,900
5.00%, 08/01/12	500,000	544,390

5.00%, 08/01/13	425,000	474,606
5.00%, 08/01/14	500,000	567,470
New York City, General Obligations Unlimited, Series B
5.50%, 08/01/10	500,000	504,480
New York City, General Obligations Unlimited, Series C
5.00%, 08/01/14	715,000	811,482
5.25%, 08/01/11	1,000,000	1,055,830
New York City, General Obligations Unlimited, Series E
4.00%, 08/01/14	400,000	437,900
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/11	1,920,000	2,021,568
5.00%, 08/01/14	500,000	567,470
New York City, General Obligations Unlimited, Series I
5.00%, 08/01/11	600,000	631,740
5.00%, 08/01/13	500,000	558,360
New York City, General Obligations Unlimited, Subseries J-1
5.00%, 08/01/11	945,000	994,991
New York State Dormitory Authority State Personal Income Tax Revenue, Series C
5.00%, 03/15/15	590,000	679,019
New York State Environmental Facilities Corp. Revenue
5.75%, 06/15/10	495,000	496,262
New York State Local Government Assistance Corp. Revenue, Series A
5.00%, 04/01/11	990,000	1,029,343
5.00%, 04/01/12	500,000	540,615
5.00%, 04/01/13	215,000	239,547
New York State Local Government Assistance Corp. Revenue, Series A-1 (AGM Insured)
5.00%, 04/01/12	2,000,000	2,162,460
New York State Power Authority Revenue, Series A Prerefunded 11/15/12
5.25%, 11/15/16	250,000	277,510
5.25%, 11/15/18	400,000	444,016
New York State Thruway Authority Revenue
5.00%, 04/01/13	550,000	609,026
5.50%, 04/01/12	1,000,000	1,085,740
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (AGM Insured)
5.00%, 04/01/12	125,000	134,961
5.00%, 04/01/14	2,250,000	2,555,955
5.00%, 04/01/15	220,000	253,381
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 04/01/13	2,670,000	2,964,474
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue, Series A
5.00%, 04/01/12	500,000	538,695
New York State Urban Development Corp. Revenue (AGM Insured)
6.50%, 01/01/11	800,000	827,928
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A Mandatory Tender 01/01/11
5.00%, 01/01/17	1,745,000	1,789,428

5.50%, 01/01/17	250,000	257,103
New York State, General Obligations Unlimited, Series C
5.00%, 04/15/14	1,000,000	1,137,000
Triborough Bridge & Tunnel Authority Revenue, Series A Prerefunded 01/01/12
5.00%, 01/01/32	1,000,000	1,069,920
5.13%, 01/01/31	585,000	627,062
Triborough Bridge & Tunnel Authority Revenue, Series B
5.25%, 11/15/12	750,000	830,580
5.25%, 11/15/14	1,500,000	1,735,875
Triborough Bridge & Tunnel Authority Revenue, Series B Prerefunded 01/01/11
5.30%, 01/01/17	770,000	792,738
Triborough Bridge & Tunnel Authority Revenue, Subseries B1
5.00%, 11/15/13	250,000	279,560

		54,127,119
NORTH CAROLINA—1.68%
Mecklenburg County General Obligations Unlimited, Series A
5.00%, 08/01/13	385,000	434,230
North Carolina Eastern Municipal Power Agency Power System Revenue, Series D
5.50%, 01/01/14	1,600,000	1,796,080
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A
5.25%, 01/01/15	250,000	282,073
5.50%, 01/01/13	630,000	695,507
North Carolina State, General Obligations Unlimited
5.00%, 03/01/11	1,450,000	1,501,722
5.00%, 03/01/13	250,000	278,375
North Carolina State, General Obligations Unlimited, Series B
5.00%, 04/01/12	500,000	541,195
5.00%, 04/01/14	500,000	571,015

		6,100,197
OHIO—1.12%
Cincinnati City School District, General Obligations Unlimited (AGM Insured) Prerefunded 12/01/13
5.00%, 12/01/31	800,000	906,496
Hamilton County, Ohio Sales Tax Revenue, Subseries B (AMBAC Insured) Prerefunded 12/01/10
5.25%, 12/01/32	550,000	563,646
Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1
5.00%, 06/15/11	1,025,000	1,073,288
Ohio State Revenue, Series II-A (AMBAC Insured)
5.00%, 08/01/11	500,000	525,875
5.00%, 08/01/12	905,000	985,979

		4,055,284
OKLAHOMA—0.31%
Grand River Dam Authority Revenue (AMBAC Insured)
6.25%, 06/01/11	370,000	389,577

Grand River Dam Authority Revenue, Series A (AGM Insured)
5.00%, 06/01/12	690,000	746,684

		1,136,261
OREGON—1.17%
Oregon State Department of Administrative Services Lottery Revenue (AGM Insured)
5.00%, 04/01/13	1,500,000	1,666,320
Oregon State Department of Administrative Services Revenue (AGM Insured)
5.00%, 09/01/10	2,300,000	2,328,267
Oregon State Department of Transportation Highway User Tax Revenue, Series A Prerefunded 11/15/12
5.13%, 11/15/26	225,000	248,490

		4,243,077
PENNSYLVANIA—4.08%
Delaware Valley Regional Financial Authority Revenue
5.50%, 07/01/12	2,475,000	2,675,129
Pennsylvania State, General Obligations Unlimited
5.50%, 02/01/13	1,000,000	1,120,530
Pennsylvania State, General Obligations Unlimited, Series 1 (NPFGC Insured)
5.25%, 02/01/11	1,000,000	1,033,300
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured)
5.00%, 07/01/10	500,000	502,170
5.00%, 07/01/11	500,000	525,025
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured-FGIC)
5.00%, 07/01/13	2,280,000	2,557,681
Pennsylvania State, General Obligations Unlimited, Series 3
5.00%, 09/01/11	410,000	433,288
Pennsylvania State, General Obligations Unlimited, Series 3 (AGM Insured)
5.00%, 09/01/14	1,125,000	1,290,623
Pennsylvania Turnpike Commission Registration Fee Revenue (AMBAC Insured) Prerefunded 07/15/11
5.00%, 07/15/41	550,000	583,809
Philadelphia School District, General Obligations Unlimited, Series A (AGM-State Aid Withholding Insured) Prerefunded 02/01/12
5.50%, 02/01/31	750,000	810,660
Philadelphia School District, General Obligations Unlimited, Series D (FGIC-State Aid Withholding Insured) Prerefunded 06/01/14
5.13%, 06/01/34	700,000	804,986
Philadelphia, Pennsylvania Water & Wastewater Revenue, (AMBAC Insured)
5.25%, 12/15/11	650,000	688,961
Philadelphia, Pennsylvania Water & Wastewater Revenue, Series A
5.00%, 06/15/14	1,500,000	1,668,840
Philadelphia, Pennsylvania Water & Wastewater Revenue, Series A (FGIC Insured) Prerefunded 11/01/12
5.00%, 11/01/31	115,000	126,594

		14,821,596

PUERTO RICO—4.68%
Puerto Rico Commonwealth Government Development Bank Revenue, Series B
5.00%, 12/01/13	780,000	842,595
5.00%, 12/01/14	735,000	793,499
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/12	65,000	68,983
5.50%, 07/01/13	250,000	268,323
5.50%, 07/01/14	1,950,000	2,108,223
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligations Bond, Series A Prerefunded 10/01/10
5.38%, 10/01/24	2,000,000	2,054,400
5.50%, 10/01/32	1,000,000	1,027,620
Puerto Rico Commonwealth, General Obligations Unlimited (FGIC Insured)
5.50%, 07/01/12	1,130,000	1,206,874
5.50%, 07/01/14	2,000,000	2,193,620
Puerto Rico Commonwealth, General Obligations Unlimited, Series A Prerefunded 07/01/12
5.00%, 07/01/27	400,000	436,000
5.00%, 07/01/30	1,000,000	1,040,230
Puerto Rico Electric Power Authority Revenue, Series 00 (CIFG Insured)
5.00%, 07/01/13	1,480,000	1,616,678
Puerto Rico Electric Power Authority Revenue, Series HH (AGM Insured) Prerefunded 07/01/10
5.25%, 07/01/29	1,000,000	1,014,530
Puerto Rico Electric Power Authority Revenue, Series JJ (NPFGC Insured)
5.25%, 07/01/13	1,275,000	1,405,917
Puerto Rico Highway & Transportation Authority Revenue, Series D Prerefunded 07/01/12
5.75%, 07/01/41	500,000	549,475
Puerto Rico Highway & Transportation Authority Revenue, Series G Prerefunded 07/01/13
5.00%, 07/01/33	345,000	387,131

		17,014,098
SOUTH CAROLINA—0.38%
Greenville County School District Installment Purchase Revenue Prerefunded 12/01/12
5.50%, 12/01/28	850,000	957,729
South Carolina State Public Service Authority Revenue, Series D (AGM Insured)
5.25%, 01/01/12	400,000	428,160

		1,385,889
TENNESSEE—1.23%
Memphis Electric System Revenue, Series A (NPFGC Insured)
5.00%, 12/01/11	2,425,000	2,588,009
Memphis, Tennessee Electric System Revenue, Subseries A (NPFGC Insured)
5.00%, 12/01/12	1,000,000	1,104,040
Shelby County, Tennessee, General Obligations Unlimited, Series A (AMBAC Insured)
5.00%, 04/01/14	500,000	569,300

Tennessee State, General Obligations Unlimited, Series C
5.00%, 09/01/10	220,000	222,693

		4,484,042
TEXAS—3.86%
Dallas Independent School District, General Obligations Unlimited
5.00%, 02/15/13	1,000,000	1,103,640
Dallas, Texas Waterworks & Sewer System Revenue (AMBAC Insured)
5.00%, 10/01/13	400,000	452,096
Dallas-Fort Worth, Texas International Airport Revenue, Series A
4.00%, 11/01/12	780,000	830,123
Harris County, Texas Revenue, Series A (AGM Insured) Prerefunded 08/15/10
5.25%, 08/15/35	1,000,000	1,010,570
Houston, Texas Airport System Revenue, Series B (AGM Insured) Prerefunded 07/01/10
5.70%, 07/01/28	1,000,000	1,004,940
Keller, Texas Independent School District, General Obligations Unlimited (PSF-GTD Insured) Prerefunded 08/15/11
5.38%, 08/15/31	1,000,000	1,059,370
Lower Colorado River Authority Revenue
5.00%, 05/15/13	500,000	553,230
North Texas Tollway Authority Revenue, Series E-2 Mandatory Tender 01/01/12
5.25%, 01/01/38	3,250,000	3,431,415
North Texas Tollway Authority Revenue, Series L-2 Mandatory Tender 01/01/13
6.00%, 01/01/38	890,000	978,982
San Antonio, Texas Electric & Gas Revenue Prerefunded 02/01/12
5.38%, 02/01/19	500,000	538,790
Texas State Transportation Commission Revenue, Series A
5.00%, 04/01/13	1,465,000	1,630,062
Texas State, General Obligations Unlimited
5.00%, 10/01/11	875,000	927,579
Texas State, General Obligations Unlimited, Series A
5.50%, 10/01/12	475,000	505,752

		14,026,549
UTAH—1.43%
Intermountain Power Agency, Utah Power Supply Revenue, Series A
5.00%, 07/01/12	250,000	270,403
5.00%, 07/01/14	1,300,000	1,462,058
5.25%, 07/01/13	500,000	558,460
Utah State, General Obligations Unlimited, Series A
5.00%, 07/01/13	300,000	337,713
Utah State, General Obligations Unlimited, Series A Prerefunded 07/01/13
5.00%, 07/01/16	425,000	477,037
Utah State, General Obligations Unlimited, Series B
5.00%, 07/01/10	500,000	502,180
5.38%, 07/01/11	105,000	110,755
Utah State, General Obligations Unlimited, Series C
4.00%, 07/01/13	1,350,000	1,478,615

		5,197,221

VIRGINIA—0.92%
Fairfax County, Virginia, General Obligations Unlimited, Series A (State Aid Withholding Insured)
5.00%, 10/01/11	1,975,000	2,096,166
Virginia Commonwealth Transportation Board Revenue
5.00%, 10/01/14	410,000	472,049
Virginia State Public School Authority Revenue
5.25%, 08/01/14	675,000	781,448

		3,349,663
WASHINGTON—2.06%
King County School District (No. 001), General Obligations Limited, Series A
5.00%, 06/01/12	200,000	217,142
5.00%, 06/01/13	1,250,000	1,395,725
Seattle, Washington Municipal Light & Power Revenue, Series B
5.00%, 02/01/15	1,000,000	1,143,950
Washington State, General Obligations Unlimited, Series A Prerefunded 07/01/10
5.63%, 07/01/25	2,000,000	2,009,740
Washington State, General Obligations Unlimited, Series C
5.00%, 07/01/11	1,000,000	1,049,940
5.00%, 07/01/12	1,000,000	1,089,780
5.00%, 07/01/13	500,000	560,410

		7,466,687
WISCONSIN—0.90%
Wisconsin State, General Obligations Unlimited, Series 1 (NPFGC Insured)
5.00%, 05/01/15	860,000	988,871
5.50%, 05/01/14	1,750,000	2,019,010
Wisconsin State, General Obligations Unlimited, Series 2 (NPFGC Insured)
5.00%, 05/01/13	225,000	250,493

		3,258,374

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $352,393,481)		356,035,056

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.23%

MONEY MARKET FUNDS—0.23%
Blackrock Liquidity Funds—MuniFund, Institutional Shares
0.16%(a)(b)	834,311	834,311

		834,311

TOTAL SHORT-TERM INVESTMENTS
(Cost: $834,311)		834,311

TOTAL INVESTMENTS IN SECURITIES—98.22%
(Cost: $353,227,792)	356,869,367
Other Assets, Less Liabilities—1.78%	6,471,247

NET ASSETS—100.00%	$363,340,614

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp. Financial Group Inc.
CIFG	- CDC IXIS Financial Guaranty
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Co.
GTD	- Guaranteed Bond
NPFGC	- National Public Finance Guarantee Corp.
PSF	- Permanent School Fund
XLCA	- XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

May 31, 2010

Security	Principal(a)	Value

FOREIGN GOVERNMENT BONDS & NOTES—94.77%

AUSTRALIA—2.65%
Australia (Commonwealth of)
4.75%, 11/15/12	$2,475,000	$2,097,764
5.75%, 06/15/11	792,000	681,328

		2,779,092
AUSTRIA—2.43%
Austria (Republic of)
5.00%, 07/15/12(b)	803,000	1,079,450
5.25%, 01/04/11	1,155,000	1,464,211

		2,543,661
BELGIUM—4.53%
Belgium (Kingdom of)
5.00%, 09/28/12	3,520,000	4,745,936

		4,745,936
CANADA—4.65%
Canada (Government of)
1.50%, 03/01/12	5,137,000	4,875,314

		4,875,314
DENMARK—2.52%
Denmark (Kingdom of)
6.00%, 11/15/11	14,751,000	2,637,926

		2,637,926
FINLAND—2.79%
Finland (Republic of)
4.25%, 09/15/12	1,540,000	2,053,981
5.75%, 02/23/11	682,000	874,682

		2,928,663
FRANCE—6.15%
France (Republic of)
4.50%, 07/12/12	4,840,000	6,449,713

		6,449,713
GERMANY—9.76%
Germany (Federal Republic of)
3.50%, 10/14/11	3,685,000	4,740,088
5.00%, 07/04/12	4,081,000	5,498,069

		10,238,157
GREECE—4.70%
Hellenic Republic
3.90%, 08/20/11	3,025,000	3,577,235
4.10%, 08/20/12	1,155,000	1,347,238

		4,924,473

IRELAND—1.76%
Ireland (Government of)
4.00%, 11/11/11	1,452,000	1,851,153

		1,851,153
ITALY—7.37%
Italy (Republic of)
3.75%, 09/15/11	3,982,000	5,044,165
4.75%, 02/01/13	2,046,000	2,679,723

		7,723,888
JAPAN—23.51%
Japan (Government of)
0.70%, 03/20/13	110,000,000	1,226,245
1.40%, 06/20/12	1,089,000,000	12,278,253
1.50%, 03/20/12	990,000,000	11,149,747

		24,654,245
NETHERLANDS—4.38%
Netherlands (Kingdom of)
5.00%, 07/15/12	3,410,000	4,589,053

		4,589,053
NORWAY—0.99%
Norway (Kingdom of)
6.00%, 05/16/11	6,490,000	1,041,748

		1,041,748
PORTUGAL—3.29%
Portugal (Republic of)
3.20%, 04/15/11	550,000	684,370
5.00%, 06/15/12	2,145,000	2,767,725

		3,452,095
SPAIN—4.55%
Spain (Kingdom of)
5.00%, 07/30/12	3,674,000	4,771,381

		4,771,381
SWEDEN—2.14%
Sweden (Kingdom of)
5.25%, 03/15/11	8,690,000	1,148,362
5.50%, 10/08/12	7,810,000	1,092,735

		2,241,097
SWITZERLAND—1.96%
Swiss Confederation
2.75%, 06/10/12	2,266,000	2,055,640

		2,055,640
UNITED KINGDOM—4.64%
United Kingdom Treasury Bond
5.25%, 06/07/12	3,102,000	4,861,116

		4,861,116

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $108,839,205)		99,364,351

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.35%

MONEY MARKET FUNDS—2.35%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	2,465,347	2,465,347

		2,465,347

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,465,347)		2,465,347

TOTAL INVESTMENTS IN SECURITIES—97.12%
(Cost: $111,304,552)		101,829,698
Other Assets, Less Liabilities—2.88%		3,024,173

NET ASSETS—100.00%		$104,853,871

(a)	Principal amounts shown are in local currency of the issuer.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

May 31, 2010

Security	Principal(a)	Value

FOREIGN GOVERNMENT BONDS & NOTES—95.45%

AUSTRALIA—1.93%
Australia (Commonwealth of)
6.25%, 04/15/15	$2,691,000	$2,394,648

		2,394,648
AUSTRIA—4.29%
Austria (Republic of)
3.40%, 10/20/14	2,847,000	3,759,767
4.15%, 03/15/37(b)	1,183,000	1,561,940

		5,321,707
BELGIUM—4.57%
Belgium (Kingdom of)
3.25%, 09/28/16	1,391,000	1,792,241
5.00%, 09/28/11	1,560,000	2,034,184
5.50%, 03/28/28	1,222,000	1,848,043

		5,674,468
CANADA—4.75%
Canada (Government of)
3.50%, 06/01/13	3,315,000	3,267,148
3.75%, 06/01/19	1,508,000	1,488,196
5.00%, 06/01/37	988,000	1,139,639

		5,894,983
DENMARK—2.16%
Denmark (Kingdom of)
5.00%, 11/15/13	5,304,000	992,121
7.00%, 11/10/24	7,020,000	1,696,614

		2,688,735
FINLAND—1.92%
Finland (Republic of)
4.38%, 07/04/19	1,040,000	1,450,416
5.75%, 02/23/11	728,000	933,679

		2,384,095
FRANCE—7.25%
France (Republic of)
4.00%, 10/25/38	520,000	680,089
5.00%, 10/25/16	5,798,000	8,324,533

		9,004,622
GERMANY—7.98%
Germany (Federal Republic of)
2.25%, 04/11/14	2,210,000	2,845,851
3.75%, 01/04/15	3,666,000	4,970,685

4.75%, 07/04/28	1,417,000	2,097,370

		9,913,906
GREECE—4.57%
Hellenic Republic
4.60%, 07/20/18	3,744,000	3,716,261
6.50%, 01/11/14	1,664,000	1,960,124

		5,676,385
IRELAND—2.60%
Ireland (Government of)
4.00%, 11/11/11	650,000	828,684
4.50%, 04/18/20	2,002,000	2,406,261

		3,234,945
ITALY—8.64%
Italy (Republic of)
4.00%, 02/01/37	2,821,000	3,051,516
4.25%, 09/01/19	1,794,000	2,264,638
5.00%, 02/01/12	4,186,000	5,413,693

		10,729,847
JAPAN—23.75%
Japan (Government of)
1.30%, 06/20/12	468,000,000	5,266,107
1.50%, 03/20/14	832,000,000	9,564,706
1.70%, 06/20/18	770,000,000	8,975,487
2.00%, 03/20/27	273,000,000	3,053,824
2.50%, 09/20/37	221,000,000	2,630,809

		29,490,933
NETHERLANDS—4.58%
Netherlands (Kingdom of)
3.75%, 01/15/23	2,548,000	3,352,921
4.00%, 01/15/11	1,846,000	2,328,889

		5,681,810
NORWAY—0.88%
Norway (Kingdom of)
6.50%, 05/15/13	5,954,000	1,036,462
Norwegian (Government of)
4.50%, 05/22/19	325,000	55,304

		1,091,766
PORTUGAL—3.13%
Portugal (Republic of)
4.10%, 04/15/37	806,000	813,732
5.45%, 09/23/13	2,314,000	3,067,303

		3,881,035
SPAIN—4.59%
Spain (Kingdom of)
3.90%, 10/31/12	2,392,000	3,042,352
4.80%, 01/31/24	2,106,000	2,661,560

		5,703,912
SWEDEN—1.82%
Sweden (Kingdom of)
3.50%, 03/30/39	3,770,000	495,589

6.75%, 05/05/14	11,660,000	1,763,916

		2,259,505
SWITZERLAND—1.44%
Swiss Confederation
2.75%, 06/10/12	520,000	471,727
3.00%, 05/12/19	1,347,000	1,314,473

		1,786,200
UNITED KINGDOM—4.60%
United Kingdom Treasury Bond
4.00%, 03/07/22	1,547,000	2,273,745
4.25%, 03/07/11	1,014,000	1,507,274
4.75%, 12/07/38	1,235,000	1,927,572

		5,708,591

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $128,842,785)		118,522,093

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.13%

MONEY MARKET FUNDS—1.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	1,407,103	1,407,103

		1,407,103

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,407,103)		1,407,103

TOTAL INVESTMENTS IN SECURITIES—96.58%
(Cost: $130,249,888)		119,929,196
Other Assets, Less Liabilities—3.42%		4,250,385

NET ASSETS—100.00%		$124,179,581

(a)	Principal amounts shown are in local currency of the issuer.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares 10+ Year Credit Bond Fund, iShares 10+ Year Government/Credit Bond Fund, iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Agency Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund, iShares Barclays TIPS Bond Fund, iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund, iShares JPMorgan USD Emerging Markets Bond Fund, iShares S&P California AMT-Free Municipal Bond Fund, iShares S&P National AMT-Free Municipal Bond Fund, iShares S&P New York AMT-Free Municipal Bond Fund, iShares S&P Short Term National AMT-Free Municipal Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of May 31, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Bond Fund and Asset Class	Level 1	Level 2	Level 3	Total
10+ Year Credit
Corporate Bonds & Notes	$—	$13,202,615	$—	$13,202,615
Foreign Government Bonds & Notes	—	1,696,519	—	1,696,519
Short-Term Investments	80,408	—	—	80,408

Total 10+ Year Credit	80,408	14,899,134	—	14,979,542

10+ Year Government/Credit
Corporate Bonds & Notes	—	2,260,361	—	2,260,361
Foreign Government Bonds & Notes	—	282,204	—	282,204
Municipal Debt Obligations	—	106,499	—	106,499
U.S. Government & Agency Obligations	—	2,420,841	—	2,420,841
Short-Term Investments	78,209	—	—	78,209

Total 10+ Year Government/Credit	78,209	5,069,905	—	5,148,114

Barclays 1-3 Year Credit
Corporate Bonds & Notes	—	5,700,511,136	—	5,700,511,136
Foreign Government Bonds & Notes	—	439,600,905	—	439,600,905
Municipal Debt Obligations	—	18,197,550		18,197,550
Short-Term Investments	242,786,673	—	—	242,786,673

Total Barclays 1-3 Year Credit	242,786,673	6,158,309,591	—	6,401,096,264

Barclays 1-3 Year Treasury
U.S. Government Obligations	—	8,337,267,456	—	8,337,267,456
Short-Term Investments	7,520,595	—	—	7,520,595

Total Barclays 1-3 Year Treasury	7,520,595	8,337,267,456	—	8,344,788,051

Barclays 3-7 Year Treasury
U.S. Government Obligations	—	1,053,423,898	—	1,053,423,898
Short-Term Investments	396,811,114	—	—	396,811,114

Total Barclays 3-7 Year Treasury	396,811,114	1,053,423,898	—	1,450,235,012

Barclays 7-10 Year Treasury
U.S. Government Obligations	—	3,137,746,794	—	3,137,746,794
Short-Term Investments	681,294,829	—	—	681,294,829
Short Positions	—	(126,388,745)	—	(126,388,745)

Total Barclays 7-10 Year Treasury	681,294,829	3,011,358,049	—	3,692,652,878

Barclays 10-20 Year Treasury
U.S. Government Obligations	—	267,111,124	—	267,111,124
Short-Term Investments	38,958,685	—	—	38,958,685

Total Barclays 10-20 Year Treasury	38,958,685	267,111,124	—	306,069,809

Barclays 20+ Year Treasury
U.S. Government Obligations	—	2,441,041,193	—	2,441,041,193
Short-Term Investments	303,683,545	—	—	303,683,545

Total Barclays 20+ Year Treasury	303,683,545	2,441,041,193	—	2,744,724,738

Barclays Agency
U.S. Government Agency Obligations	—	270,632,674	—	270,632,674
Corporate Bonds & Notes	—	40,069,243	—	40,069,243

Short-Term Investments	102,971,070	—	—	102,971,070

Total Barclays Agency	102,971,070	310,701,917	—	413,672,987

Barclays Aggregate
Corporate Bonds & Notes	—	2,449,325,073	—	2,449,325,073
Collateralized Mortgage Obligations	—	359,169,440	—	359,169,440
Foreign Government Bonds & Notes	—	143,476,420	—	143,476,420
Municipal Debt Obligations	—	44,132,850	—	44,132,850
U.S. Government & Agency Obligations	—	8,233,839,993	—	8,233,839,993
Short-Term Investments	5,804,608,578	—	—	5,804,608,578

Total Barclays Aggregate	5,804,608,578	11,229,943,776	—	17,034,552,354

Barclays Credit
Corporate Bonds & Notes	—	532,590,050	—	532,590,050
Foreign Government Bonds & Notes	—	44,687,538	—	44,687,538
Municipal Debt Obligations	—	13,157,844	—	13,157,844
Short-Term Investments	28,362,043	—	—	28,362,043

Total Barclays Credit	28,362,043	590,435,432	—	618,797,475

Barclays Government/Credit
Corporate Bonds & Notes	—	52,496,820	—	52,496,820
Foreign Government Bonds & Notes	—	4,322,668	—	4,322,668
Municipal Debt Obligations	—	482,698	—	482,698
U.S. Government & Agency Obligations	—	87,758,932	—	87,758,932
Short-Term Investments	41,364,330	—	—	41,364,330

Total Barclays Government/Credit	41,364,330	145,061,118	—	186,425,448

Barclays Intermediate Credit
Corporate Bonds & Notes	—	2,346,913,747	—	2,346,913,747
Foreign Government Bonds & Notes	—	173,484,903	—	173,484,903
Municipal Debt Obligations	—	9,193,615	—	9,193,615
Short-Term Investments	122,462,223	—	—	122,462,223

Total Barclays Intermediate Credit	122,462,223	2,529,592,265	—	2,652,054,488

Barclays Intermediate Government/Credit
Corporate Bonds & Notes	—	151,269,163	—	151,269,163
Foreign Government Bonds & Notes	—	12,905,986	—	12,905,986
Municipal Debt Obligations	—	1,030,159	—	1,030,159
U.S. Government & Agency Obligations	—	299,138,944	—	299,138,944
Short-Term Investments	147,034,136	—	—	147,034,136

Total Barclays Intermediate Government/Credit	147,034,136	464,344,252	—	611,378,388

Barclays MBS
U.S. Government Agency Obligations	—	1,838,067,600	—	1,838,067,600
Short-Term Investments	1,826,929,145	—	—	1,826,929,145

Total Barclays MBS	1,826,929,145	1,838,067,600	—	3,664,996,745

Barclays Short Treasury
U.S. Government Obligations	—	3,915,139,778	—	3,915,139,778
Short-Term Investments	5,400,057	—	—	5,400,057

Total Barclays Short Treasury	5,400,057	3,915,139,778	—	3,920,539,835

Barclays TIPS
U.S. Government Obligations	—	19,921,132,423	—	19,921,132,423

Short-Term Investments	1,004,420,319	—	—	1,004,420,319

Total Barclays TIPS	1,004,420,319	19,921,132,423	—	20,925,552,742

iBoxx $ High Yield Corporate
Corporate Bonds & Notes	—	4,787,379,659	11,416,250	4,798,795,909
Short-Term Investments	642,764,360	—	—	642,764,360

Total iBoxx $ High Yield Corporate	642,764,360	4,787,379,659	11,416,250	5,441,560,269

iBoxx $ Investment Grade Corporate
Corporate Bonds & Notes	—	12,183,106,690	—	12,183,106,690
Short-Term Investments	415,304,745	—	—	415,304,745

Total iBoxx $ Investment Grade Corporate	415,304,745	12,183,106,690	—	12,598,411,435

JPMorgan USD Emerging Markets
Sovereign Bonds & Notes	—	1,204,453,236	—	1,204,453,236
Quasi-Sovereign Bonds & Notes	—	176,777,936	—	176,777,936
U.S. Government Bonds & Notes	—	24,506,710	—	24,506,710
Short-Term Investments	36,192,522	—	—	36,192,522

Total JPMorgan USD Emerging Markets	36,192,522	1,405,737,882	—	1,441,930,404

S&P California AMT-Free Municipal
Municipal Bonds & Notes	—	210,735,324	—	210,735,324
Short-Term Investments	2,860,521	—	—	2,860,521

Total S&P California AMT-Free Municipal	2,860,521	210,735,324	—	213,595,845

S&P National AMT-Free Municipal
Municipal Bonds & Notes	—	1,894,708,609	—	1,894,708,609
Short-Term Investments	6,738,261	—	—	6,738,261

Total S&P National AMT-Free Municipal	6,738,261	1,894,708,609	—	1,901,446,870

S&P New York AMT-Free Municipal
Municipal Bonds & Notes	—	66,742,553	—	66,742,553
Short-Term Investments	735,353	—	—	735,353

Total S&P New York AMT-Free Municipal	735,353	66,742,553	—	67,477,906

S&P Short Term National AMT-Free Municipal
Municipal Bonds & Notes	—	356,035,056	—	356,035,056
Short-Term Investments	834,311	—	—	834,311

Total S&P Short Term National AMT-Free Municipal	834,311	356,035,056	—	356,869,367

S&P/Citigroup 1-3 Year International Treasury
Foreign Government Bonds & Notes	—	99,364,351	—	99,364,351
Short-Term Investments	2,465,347	—	—	2,465,347

Total S&P/Citigroup 1-3 Year International Treasury	2,465,347	99,364,351	—	101,829,698

S&P/Citigroup International Treasury
Foreign Government Bonds & Notes	—	118,522,093	—	118,522,093
Short-Term Investments	1,407,103	—	—	1,407,103

Total S&P/Citigroup International Treasury	1,407,103	118,522,093	—	119,929,196

The Funds did not have any significant transfers between Level 1 and Level 2 during the three months ended May 31, 2010.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended May 31, 2010:

iShares Bond Fund and Asset Class	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)*	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) From Investments Still Held at End of Period
Barclays Credit
Corporate Bonds & Notes	$862,000	$—	$—	$—	$(862,000)	$—	$—
Barclays Intermediate Credit
Corporate Bonds & Notes	$1,703,760	$—	$—	$—	$(1,703,760)	$—	$—
iBoxx $ High Yield Corporate
Corporate Bonds & Notes	$—	$115,365	$(1,916,615)	$5,530,000	$7,687,500	$11,416,250	$(1,916,615)

*	The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period in which the event occurred.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of May 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
10+ Year Credit	$15,066,569	$86,794	$(173,821)	$(87,027)
10+ Year Government/Credit	5,081,455	95,621	(28,962)	66,659
Barclays 1-3 Year Credit	6,334,146,720	78,192,740	(11,243,196)	66,949,544
Barclays 1-3 Year Treasury	8,273,078,273	71,709,778	—	71,709,778
Barclays 3-7 Year Treasury	1,426,679,081	23,556,721	(790)	23,555,931
Barclays 7-10 Year Treasury	3,725,486,678	93,573,497	(18,552)	93,554,945
Barclays 10-20 Year Treasury	299,425,894	6,643,915	—	6,643,915
Barclays 20+ Year Treasury	2,833,111,036	—	(88,386,298)	(88,386,298)
Barclays Agency	409,009,961	4,667,266	(4,240)	4,663,026
Barclays Aggregate	16,699,714,459	348,437,409	(13,599,514)	334,837,895
Barclays Credit	588,523,500	32,345,070	(2,071,095)	30,273,975
Barclays Government/Credit	181,646,905	4,974,216	(195,673)	4,778,543
Barclays Intermediate Credit	2,528,996,146	128,379,073	(5,320,731)	123,058,342
Barclays Intermediate Government/Credit	595,738,690	15,911,048	(271,350)	15,639,698
Barclays MBS	3,651,278,417	13,718,958	(630)	13,718,328
Barclays Short Treasury	3,920,706,673	899,675	(1,066,513)	(166,838)
Barclays TIPS	19,981,582,520	1,002,866,612	(58,896,390)	943,970,222
iBoxx $ High Yield Corporate	5,306,439,835	232,971,413	(97,850,979)	135,120,434
iBoxx $ Investment Grade Corporate	11,986,404,146	668,384,183	(56,376,894)	612,007,289
JPMorgan USD Emerging Markets	1,428,502,984	24,232,879	(10,805,459)	13,427,420
S&P California AMT-Free Municipal	206,217,395	7,719,209	(340,759)	7,378,450
S&P National AMT-Free Municipal	1,824,960,813	78,690,941	(2,204,884)	76,486,057

S&P New York AMT-Free Municipal	64,561,212	2,952,401	(35,707)	2,916,694
S&P Short Term National AMT-Free Municipal	353,227,792	3,822,545	(180,970)	3,641,575
S&P/Citigroup 1-3 Year International Treasury	111,403,004	351,055	(9,924,361)	(9,573,306)
S&P/Citigroup International Treasury	130,321,835	709,438	(11,102,077)	(10,392,639)

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Barclays Aggregate and iShares Barclays MBS Bond Funds may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

2. TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays PLC (“Barclays”) are not.

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) for the three months ended May 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Amount Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Principal Amount Held End of Period (in 000s)	Value at End of Period	Interest Income	Net Realized Gain
Barclays 1-3 Year Credit
PNC Funding Corp.	$3,250	$—	$—	$3,250	$3,500,483	$26,096	$—
Barclays Aggregate
PNC Funding Corp.	12,086	45	90	12,041	13,080,438	154,794	4,147
Barclays Credit
PNC Funding Corp.	200	500	—	700	714,541	3,193	—
Barclays Intermediate Credit
PNC Funding Corp.	9,087	1,750	—	10,837	11,558,498	134,856	—
Barclays Intermediate
Government/Credit
PNC Funding Corp.	—	135	—	135	146,282	55	—
iBoxx $ Investment Grade
PNC Funding Corp.	20,000	—	—	20,000	20,312,223	202,246	—

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of May 31, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President
(Principal Executive Officer)
Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	July 30, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	July 30, 2010